UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    File No.  333-104510

     Pre-Effective Amendment No.                                            |_|


     Post-Effective Amendment No. 10                                        |X|


                        (Check appropriate box or boxes.)


                        NATIONWIDE VARIABLE ACCOUNT - II
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
                                                           ---------------------



    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering        MAY 1, 2005

                                                    ----------------------------



It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|X|  on May 1, 2005 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered     FLEXIBLE PREMIUM DEFERRED
                                         VARIABLE ANNUITY CONTRACT
                                         ---------------------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
              Flexible Premium Deferred Variable Annuity Contracts
                   Issued by Nationwide Life Insurance Company
                   through its Nationwide Variable Account-II

                   The date of this prospectus is May 1, 2005.

--------------------------------------------------------------------------------
This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.


The Statement of Additional Information (dated May 1, 2005) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 41. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

                       Nationwide Life Insurance Company
                       One Nationwide Plaza, RR1-04-F4
                       Columbus, Ohio 43215


The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at:
WWW.NATIONWIDEFINANCIAL.COM.


BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value. The benefit of the credits may be more than offset by the additional asset-based fees that the contract owner will pay as a result of the increased contract value due to the credits. A contract without credits may cost less.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.

AIM VARIABLE INSURANCE FUNDS
o AIM V.I. Basic Value Fund: Series II Shares
o AIM V.I. Capital Appreciation Fund: Series II Shares
o AIM V.I. Capital Development Fund: Series II Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

o American Century VP Mid Cap Value Fund: Class II
o American Century VP Ultra Fund: Class II
o American Century VP Value Fund: Class II*
o American Century VP Vista Fund: Class II
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o American Century VP Inflation Protection Fund: Class II
DREYFUS
o Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
  Service Shares
o Dreyfus Stock Index Fund, Inc.: Service Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares FEDERATED INSURANCE SERIES
o Federated Quality Bond Fund II: Service Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Equity-Income Portfolio: Service Class 2*
o VIP Growth Portfolio: Service Class 2
o VIP Overseas Portfolio: Service Class 2R+
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o VIP Contrafund(R) Portfolio: Service Class 2
o VIP Investment Grade Bond Portfolio: Service Class 2*
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP Mid Cap Portfolio: Service Class 2
o VIP Value Strategies Portfolio: Service Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV
o Fidelity VIP Freedom 2010 Fund Portfolio: Service
     Class 2
o Fidelity VIP Freedom 2020 Fund Portfolio: Service
     Class 2
o Fidelity VIP Freedom 2030 Fund Portfolio: Service
     Class 2
o VIP Natural Resources Portfolio: Service Class 2+
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o Franklin Rising Dividends Securities Fund: Class 2
o Franklin Small Cap Value Securities Fund: Class 2
o Templeton Developing Markets Securities Fund: Class 3+
o Templeton Foreign Securities Fund: Class 3+
o Templeton Global Income Securities Fund: Class 3+
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")

o Dreyfus GVIT International Value Fund: Class VI+
o Dreyfus GVIT Mid Cap Index Fund: Class I

o Federated GVIT High Income Bond Fund: Class III+*
o Gartmore GVIT Emerging Markets Fund: Class VI+
o Gartmore GVIT Global Health Sciences Fund: Class VI+
o Gartmore GVIT Global Technology and Communications Fund: Class VI+
o Gartmore GVIT Government Bond Fund: Class I
o Gartmore GVIT Investor Destinations Funds: Class II
  >> Gartmore GVIT Investor Destinations Conservative Fund: Class II
  >> Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II >> Gartmore GVIT Investor Destinations Moderate Fund: Class II
  >> Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II >> Gartmore GVIT Investor Destinations Aggressive Fund: Class II

o Gartmore GVIT Mid Cap Growth Fund: Class II
o Gartmore GVIT Money Market Fund: Class I
o Gartmore GVIT Nationwide(R) Fund: Class II
o Gartmore GVIT U.S. Growth Leaders Fund: Class II
o GVIT Small Cap Growth Fund: Class II
o GVIT Small Cap Value Fund: Class II
o GVIT Small Company Fund: Class II
o Van Kampen GVIT Comstock Value Fund: Class II* (formerly, Comstock GVIT Value Fund: Class II*)
o Van Kampen GVIT Multi Sector Bond Fund: Class I*
MFS(R) VARIABLE INSURANCE TRUST
o MFS Investors Growth Stock Series: Service Class
o MFS Value Series: Service Class
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o AMT Fasciano Portfolio: Class S*
o AMT International Portfolio: Class S+
o AMT Limited Maturity Bond Portfolio: Class I*
o AMT Regency Portfolio: Class S
o AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Capital Appreciation Fund/VA: Service Shares
o Oppenheimer Global Securities Fund/VA: Class 4+
o Oppenheimer High Income Fund/VA: Service Shares*
o Oppenheimer Main Street(R) Fund/VA: Service Shares
o Oppenheimer Main Street(R) Small Cap Fund/VA: Service Shares
T. ROWE PRICE EQUITY SERIES, INC.
o T. Rowe Price Blue Chip Growth Portfolio: Class II
o T. Rowe Price Equity Income Portfolio: Class II
o T. Rowe Price Limited Term Bond Portfolio: Class II

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

o Core Plus Fixed Income Portfolio: Class II*
o U.S. Real Estate Portfolio: Class II


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

o AllianceBernstein Growth and Income Portfolio: Class B
o AllianceBernstein Small/Mid Cap Value Portfolio:
  Class B (formerly AllianceBernstein Small Cap Value Portfolio: Class B) AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP Income & Growth Fund: Class II
DREYFUS VARIABLE INVESTMENT FUND
o Developing Leaders Portfolio: Service Shares
FEDERATED INSURANCE SERIES
o Federated American Leaders Fund II: Service Shares
o Federated Capital Appreciation Fund II: Service Shares
JANUS ASPEN SERIES
o Balanced Portfolio: Service Shares
o Forty Portfolio: Service Shares (formerly, Capital Appreciation
  Portfolio: Service Shares)
o International Growth Portfolio: Service II Shares+
o Risk-Managed Core Portfolio: Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o AMT Mid-Cap Growth Portfolio: Class S

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2005:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP International Fund: Class IV+
PUTNAM VARIABLE TRUST
o Putnam VT Growth & Income Fund: Class IB
o Putnam VT Voyager Fund: Class IB


EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP International Fund: Class II
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Overseas Portfolio: Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o Templeton Foreign Securities Fund: Class 2
GARTMORE VARIABLE INSURANCE TRUST
o Dreyfus GVIT International Value Fund: Class II
o Gartmore GVIT Emerging Markets Fund: Class II
o Gartmore GVIT Global Financial Services Fund: Class II
o Gartmore GVIT Global Health Sciences Fund: Class II
o Gartmore GVIT Global Technology and Communications Fund: Class II
o Gartmore GVIT Global Utilities Fund: Class II
JANUS ASPEN SERIES
o International Growth Portfolio: Service Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Global Securities Fund/VA: Service Shares
PUTNAM VARIABLE TRUST
o Putnam VT International Equity Fund: Class IB
VAN KAMPEN

   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o Emerging Markets Debt Portfolio: Class II


EFFECTIVE MAY 1, 2005, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o Federated GVIT High Income Bond Fund: Class I*


+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments are scheduled to begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments begin.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of variable annuity payments.

CONTRACT VALUE- The value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

FIXED ACCOUNT- An investment option that is funded by Nationwide's general account.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY OR IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NET ASSET VALUE- The value of one share of an underlying mutual fund at the end of a market day or at the close of the New York Stock Exchange.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

VALUATION DATE- Each day the New York Stock Exchange and Nationwide's home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of a valuation date and ending at the close of business for the next succeeding valuation date.

VARIABLE ACCOUNT- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.....................................
TABLE OF CONTENTS.............................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
CONDENSED FINANCIAL INFORMATION...............................
FINANCIAL STATEMENTS..........................................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account
THE CONTRACT IN GENERAL.......................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
STANDARD CHARGES AND DEDUCTIONS...............................
     Variable Account Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees
OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS............
     Death Benefit Options
     Spousal Protection Annuity Option
     Beneficiary Protector II Option
     Capital Preservation Plus Option
     Capital Preservation Plus Lifetime Income Option
REMOVAL OF VARIABLE ACCOUNT CHARGES...........................
OWNERSHIP AND INTERESTS IN THE CONTRACT.......................
     Contract Owner
     Joint Owner
     Contingent Owner
     Annuitant
     Contingent Annuitant
     Co-Annuitant
     Joint Annuitant
     Beneficiary and Contingent Beneficiary
     Changes to the Parties to the Contract
OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Purchase Payment Credits
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfer Requests
     Transfer Restrictions
     Transfers Prior to Annuitization
     Transfers After Annuitization
RIGHT TO EXAMINE AND CANCEL...................................
SURRENDER (REDEMPTION) PRIOR TO ANNUITIZATION.................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
SURRENDER (REDEMPTION) AFTER ANNUITIZATION....................
SURRENDERS UNDER CERTAIN PLAN TYPES...........................
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program
        or a Louisiana Optional Retirement Plan
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT....................................................
CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Enhanced Fixed Account Dollar Cost Averaging
     Fixed Account Interest Out Dollar Cost Averaging
     Systematic Withdrawals
DEATH BENEFITS................................................
     Death of Contract Owner
     Death of Annuitant
     Death of Contract Owner/Annuitant
     Death Benefit Payment
     Death Benefit Calculations
ANNUITY COMMENCEMENT DATE.....................................
ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Annuity Payments
     Variable Annuity Payments
     Frequency and Amount of Annuity Payments
ANNUITY PAYMENT OPTIONS.......................................
     Annuity Payment Options for Contracts with Total
        Purchase Payments Less Than or Equal to $2,000,000 Annuity Payment Options for Contracts with Total
        Purchase Payments Greater Than $2,000,000
STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING ..................................................
     Money Market Yields
     Historical Performance of the Sub-Accounts
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION..............................................
APPENDIX A: UNDERLYING MUTUAL FUNDS...........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION...................
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION................
APPENDIX D: SUCCESSION RIGHTS OF THE CPP LIFETIME
            INCOME OPTION

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

--------------------------------------------------------------------------------
                       CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered).....................     7%  1
MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25 2
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................     5%  3
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)...................................................     1%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

--------------------------------------------------------------------------------
                           RECURRING CONTRACT EXPENSES
--------------------------------------------------------------------------------

ANNUAL LOAN INTEREST CHARGE..............................................................................................     2.25%4

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)5

     VARIABLE ACCOUNT CHARGE.............................................................................................     1.50%

     DEATH BENEFIT OPTIONS (an applicant may elect one)

         ONE-MONTH ENHANCED DEATH BENEFIT II OPTION (available beginning May 1, 2004 or a later date if state
         law requires)...................................................................................................     0.20%6
         Total Variable Account Charges (including this option only).....................................................     1.70%


         ONE-MONTH ENHANCED DEATH BENEFIT OPTION (available until state approval is received for the One-Month Enhanced
         Death Benefit II Option)........................................................................................     0.20%
         Total Variable Account Charges (including this option only).....................................................     1.70%

         COMBINATION ENHANCED DEATH BENEFIT II OPTION (available beginning May 1, 2004 or a later date if state law
         requires).......................................................................................................     0.35%7
         Total Variable Account Charges (including this option only).....................................................     1.85%

--------------------------------------------------------------------------------
                            (CONTINUED ON NEXT PAGE)
--------------------------------------------------------------------------------



-------------------------
1 Range of CDSC over time:

-----------------------------------------------------------------------------------------------------------------------------
NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT           0          1          2          3          4          5           6          7
--------------------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ----------
CDSC PERCENTAGE                         7%         7%         6%         5%         4%          3%         2%         0%
-----------------------------------------------------------------------------------------------------------------------------

Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

6 The One-Month Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

7 The Combination Enhanced Death Benefit II Option is only available for contracts with annuitants age 75 or younger at the time of application.

--------------------------------------------------------------------------------
                     RECURRING CONTRACT EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

         COMBINATION ENHANCED DEATH BENEFIT OPTION (available until state approval is received for the Combination
         Enhanced Death Benefit II Option)...............................................................................     0.30%1
         Total Variable Account Charges (including this option only).....................................................     1.80%

     SPOUSAL PROTECTION ANNUITY OPTION...................................................................................     0.20%2
     Total Variable Account Charges (including this option only).........................................................     1.70%

     BENEFICIARY PROTECTOR II OPTION.....................................................................................     0.35%3
     Total Variable Account Charges (including this option only).........................................................     1.85%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.35%.

     CAPITAL PRESERVATION PLUS LIFETIME INCOME OPTION....................................................................     1.00%5
     Total Variable Account Charges (including this option only).........................................................     2.50%
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 1.00%.4

     CAPITAL PRESERVATION PLUS OPTION (available for 150 days after the later of March 1, 2005 or the date state approval
     is received for the Capital Preservation Plus Lifetime Income Option)...............................................     0.50%6
     Total Variable Account Charges (including this option only).........................................................     2.00%
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
--------------------------------------------------------------------------------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

--------------------------------------------------------------------------------
                      SUMMARY OF MAXIMUM CONTRACT EXPENSES
--------------------------------------------------------------------------------
Variable Account Charge (applicable to all contracts)....................................................................     1.50%
Combination Enhanced Death Benefit II Option.............................................................................     0.35%
Spousal Protection Annuity Option........................................................................................     0.20%
Beneficiary Protector II Option..........................................................................................     0.35%
Capital Preservation Plus Lifetime Income Option.........................................................................     1.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     3.40%
----------------------------------------------------------------------------------------------------------------------------- ------


--------------------------------
1 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

2 For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the daily net assets of the variable account.

3 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

4 Currently, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.


5 The Capital Preservation Plus Lifetime Income Option is available to all contract owners until May 1, 2006. Effective May 1, 2006, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The Capital Preservation Plus Lifetime Income Option is not available when the Capital Preservation Plus Option is elected. Currently, the variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.

6 If the option is still available, the Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued. The Capital Preservation Plus Option is not available when the Capital Preservation Plus Lifetime Income Option is elected. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2004, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.


---------------------------------------------------------------------------------------------------- -------------- --------------
Total Annual Underlying Mutual Fund Operating Expenses                                                  Minimum        Maximum
---------------------------------------------------------------------------------------------------- -------------- --------------

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution(12b-1) fees, and other expenses, as a percentage of
 average underlying mutual fund assets)                                                                  0.51%          2.75%

---------------------------------------------------------------------------------------------------- -------------- --------------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.


The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV

o Fidelity Variable Insurance Products Fund -VIP Overseas Portfolio: Service Class 2R

o    Fidelity Variable Insurance Products Fund IV -VIP Natural Resources
     Portfolio: Service Class 2

o Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3

o Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3

o Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3

o    GVIT - Dreyfus GVIT International Value Fund: Class VI

o    GVIT - Federated GVIT High Income Bond Fund: Class III

o    GVIT - Gartmore GVIT Emerging Markets Fund: Class VI

o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class VI

o    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class VI

o    Janus Aspen Series - International Growth Portfolio: Service II Shares

o    Neuberger Berman Advisers Management Trust - AMT International Portfolio:
     Class S

o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class 4


EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    a Contingent Deferred Sales Charge; and

o the total variable account charges associated with the most expensive combination of optional benefits (3.40%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------

Maximum Total Underlying Mutual
Fund Operating Expenses (2.75%)       1,241   2,334  3,391   6,050    646   1,909   3,136   6,050     *    1,909   3,136    6,050

------------------------------------------------------------------------------------------------------------------------------------

Minimum Total Underlying Mutual
Fund Operating Expenses (0.51%)       1,006   1,668  2,345   4,275    411   1,243   2,090   4,275     *    1,243   2,090    4,275

------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:

o        Charitable Remainder Trusts;
o        Individual Retirement Annuities ("IRAs");
o        Investment-Only Contracts (Qualified Plans);
o        Non-Qualified Contracts;
o        Roth IRAs;
o        Simplified Employee Pension IRAs ("SEP IRAs");
o        Simple IRAs; and
o        Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

PURPOSE OF THE CONTRACT

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o    by institutional investors;

o    in connection with other Nationwide contracts that have the same annuitant;
     or

o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------ ------------------ -----------------
       CONTRACT           MINIMUM INITIAL       MINIMUM
         TYPE            PURCHASE PAYMENT      SUBSEQUENT
                                                PAYMENTS*
------------------------ ------------------ -----------------
Charitable Remainder          $10,000            $1,000
Trust
------------------------ ------------------ -----------------
IRA                           $10,000            $1,000
------------------------ ------------------ -----------------
Investment-Only               $10,000            $1,000
------------------------ ------------------ -----------------
Non-Qualified                 $10,000            $1,000
------------------------ ------------------ -----------------
Roth IRA                      $10,000            $1,000
------------------------ ------------------ -----------------
SEP IRA                       $10,000            $1,000
------------------------ ------------------ -----------------
Simple IRA                    $10,000            $1,000
------------------------ ------------------ -----------------
Tax Sheltered Annuity         $10,000            $1,000
------------------------ ------------------ -----------------


*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.


Subsequent purchase payments may not be permitted in all states.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CREDITS ON PURCHASE PAYMENTS

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

CHARGES AND EXPENSES

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.50% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of distributing, issuing, and maintaining variable annuity contracts.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

--------------------------------------------------- --------------
DEATH BENEFIT OPTIONS                               CHARGES*
--------------------------------------------------- --------------
One-Month Enhanced Death Benefit II Option1         0.20%
--------------------------------------------------- --------------
One-Month Enhanced Death Benefit Option2            0.20%
--------------------------------------------------- --------------
Combination Enhanced Death Benefit II Option3       0.35%
--------------------------------------------------- --------------
Combination Enhanced Death Benefit Option4          0.30%
--------------------------------------------------- --------------

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1 The One-Month Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

2 The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.

3 The Combination Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 75 or younger at the time of application.

4 The Combination Enhanced Death Benefit is only available until state approval is received for the Combination Enhanced Death Benefit II Option and is only available for contracts with annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Spousal Protection Annuity Option

A Spousal Protection Annuity Option is available under the contract at the time of application. If the contract owner elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004, (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the daily net assets of the variable account.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application. This option is only available for contracts with annuitants age 75 or younger at the time of application. If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account. Additionally, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.

Capital Preservation Plus Option


The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. If the option is still available, it may only be elected at application or within the first 60 days after a contract is issued. The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.


If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option


The Capital Preservation Plus Lifetime Income Option is available to all contract owners until May 1, 2006. Effective May 1, 2006, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if the Capital Preservation Plus Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Currently, the variable account charge is an annualized rate of 0.60% of the daily net assets of the variable account. Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%. Currently, the interest rate deduction is 0.60%.


Charges for Optional Benefits

The charges associated with optional benefits will not be assessed after annuitization.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

TEN DAY FREE-LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Examine and Cancel").

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

FINANCIAL STATEMENTS

Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981 pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options ("GTOs") are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for GTO obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any GTO, subject to Nationwide's claims-paying ability. A GTO prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over five different maturity durations: one (1), three (3), five (5), seven (7) or ten
(10) years. Note: The guaranteed term may last for up to 3 months beyond the 1, 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates. No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs. Please refer to the prospectus for the GTOs for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

------------------------------------------------- ----------------
OPTIONAL BENEFIT                                  GTO CHARGE
------------------------------------------------- ----------------
Beneficiary Protector II Option                   0.35%
------------------------------------------------- ----------------
Capital Preservation Plus Option                  0.50%
------------------------------------------------- ----------------
Capital Preservation Plus Lifetime Income Option  up to 1.00%*
------------------------------------------------- ----------------

*Currently, the GTO charge associated with this option is 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same. Target Term Options are managed and administered identically to GTOs. The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC. Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector II Option, a charge is assessed to assets in the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Beneficiary Protector II Option, payments or transfers made to the fixed account will be assessed a fee of 0.35%. Consequently, the interest rate of return credited to assets in the fixed account will be lowered due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for the Beneficiary Protector II Option, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

VARIABLE ACCOUNT CHARGE

Nationwide deducts a Variable Account Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.50% of the daily net assets of the variable account. This fee compensates Nationwide for expenses incurred in the day to day business of distributing, issuing and maintaining annuity contracts. If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from purchase payments upon deposit into the contracts. However, if any part of the contract is surrendered prior to annuitization, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

----------------------------- ---------------------------
 Number of Completed Years               CDSC
   from Date of Purchase              Percentage
          Payment
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option (see "Spousal Protection Annuity Option" on page 16).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least 2 years;

(2) upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Option" on page 16); or

(3)  from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a) the contract value at the close of the day prior to the date of the withdrawal; and

(b) the total purchase payments made to the contract (less an adjustment for amounts surrendered).

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders. If the contract owner elects to surrender the contract in full, Nationwide will assess a CDSC on the entire amount surrendered. For purposes of the CDSC free withdrawal privilege, a full surrender is:

o multiple surrenders taken within a one-year period that deplete the entire contract value; or

o    any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay a death benefit; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1)  Optional benefits must be elected at the time of application;

(2)  Optional benefits, once elected, may not be terminated; and

(3) The charges associated with the optional benefits will be assessed until annuitization.

DEATH BENEFIT OPTIONS

For an additional charge, an applicant may elect a death benefit option. The charge associated with each option will be assessed until annuitization and will be assessed on variable account allocations only.

One-Month Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 80 or younger at the time of application can elect the One-Month Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

      (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 34.

One-Month Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Month Enhanced Death Benefit II Option, the applicant can elect the One-Month Enhanced Death Benefit Option. Once state approval is received for the One-Month Enhanced Death Benefit II Option, this option is no longer available. The One-Month Enhanced Death Benefit Option is the same as the One-Month Enhanced Death Benefit II Option, except that this option has no restriction on the annuitant's age and for item
(3) above, Nationwide considers the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday (less similar adjustments). Nationwide may realize a profit from the charge assessed for this option.

Combination Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 75 or younger at the time of application can elect the Combination Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 34.

Combination Enhanced Death Benefit Option

For contracts issued prior to state approval of the Combination Enhanced Death Benefit II Option, the applicant can elect the Combination Enhanced Death Benefit Option. Once state approval is received for the Combination Enhanced Death Benefit II Option, this option is no longer available. The Combination Enhanced Death Benefit Option is the same as the Combination Enhanced Death Benefit II Option, except that this option has a lower price (0.30% of the daily net assets of the variable account) and this option is available for applicants with annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.

SPOUSAL PROTECTION ANNUITY OPTION

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, a contract owner can elect the Spousal Protection Annuity Option. For contracts that elected the Spousal Protection Annuity Option prior to state approval of the price increase, the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the daily net assets of the variable account. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)  The spouses must be co-annuitants;

(3) Both spouses must be age 85 or younger at the time the contract is issued (or such younger age as required by any elected optional benefit);

(4)  Both spouses must be named as beneficiaries;

(5) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7) If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant's death, Nationwide will adjust the contract value to equal the death benefit value. The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract.

The charge associated with this option is assessed on variable account allocations only. Nationwide may realize a profit from the charge assessed for this option.

BENEFICIARY PROTECTOR II OPTION

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option. In addition, allocations to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). The amount of the benefit depends on the annuitant's age at the time of application and, if applicable, the co-annuitant's age at the time of the first annuitant's death.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)  terminate the contract; or

(b)  continue the contract, subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant's death, is as follows:

Earnings Percentage x Adjusted Earnings

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) - (b); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

b  = purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the annuitant's death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant's death. If the co-annuitant is older than age 75 at the date of the first annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the co-annuitant is age 70 or younger at the time of the first annuitant's death, the Earnings Percentage will be 40%. If the co-annuitant is age 71 through age 75 at the time of the first annuitant's death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) - (b) - (c), where:

a = contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b = the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c = purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant's death, proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the CPP program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

When the CPP Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of the two general components described above. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the GTOs through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the CPP program period. When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the CPP Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying mutual funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the contract value to be allocated outside of the GTOs among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability


The CPP Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. If available, the CPP Option may only be elected at the time of application or within the first 60 days after the contract is issued. The CPP Option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.


Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the contract owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option. The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly. The distinction between the two options is that the enhanced version provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

o    Only one CPP Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.

o    Nationwide will not permit loans to be taken from the contract.

o No optional benefit that assesses a charge to the GTOs may be added to the contract.

o If, while the CPP Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of a CPP program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a GTO in anticipation of annuitization. A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the contract owner.


Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option. Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.


The following underlying mutual funds (and the fixed account) are the only investment options available for the Non-Guaranteed Term Option component during the CPP program period:

AIM VARIABLE INSURANCE FUNDS
o AIM V.I. Basic Value Fund: Series II Shares
o AIM V.I. Capital Appreciation Fund: Series II Shares
o AIM V.I. Capital Development Fund: Series II Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

o American Century VP Mid Cap Value Fund: Class II
o American Century VP Ultra Fund: Class II
o American Century VP Value Fund: Class II
o American Century VP Vista Fund: Class II
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o American Century VP Inflation Protection Fund: Class II
DREYFUS
o Dreyfus Stock Index Fund, Inc.: Service Shares

o Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares FEDERATED INSURANCE SERIES

o Federated Quality Bond Fund II: Service Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Equity-Income Portfolio: Service Class 2
o VIP Growth Portfolio: Service Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o VIP Contrafund(R) Portfolio: Service Class 2
o VIP Investment Grade Bond Portfolio: Service Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP Mid Cap Portfolio: Service Class 2
o VIP Value Strategies Portfolio: Service Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV
o Fidelity VIP Freedom Fund 2010 Portfolio: Service
     Class 2
o Fidelity VIP Freedom Fund 2020 Portfolio: Service
     Class 2
o Fidelity VIP Freedom Fund 2030 Portfolio: Service
     Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o Franklin Rising Dividends Securities Fund: Class 2
GARTMORE VARIABLE INSURANCE TRUST
o Dreyfus GVIT Mid Cap Index Fund: Class I
o Gartmore GVIT Government Bond Fund: Class I

o Gartmore GVIT Investor Destinations Funds
  >> Gartmore GVIT Investor Destinations Conservative Fund: Class II
  >> Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II >> Gartmore GVIT Investor Destinations Moderate Fund: Class II
  >> Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II >> Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o Gartmore GVIT Mid Cap Growth Fund: Class II
o Gartmore GVIT Money Market Fund: Class I
o Gartmore GVIT Nationwide(R) Fund: Class II
o Gartmore GVIT U.S. Growth Leaders Fund: Class II
o Van Kampen GVIT Comstock Value Fund: Class II
MFS(R) VARIABLE INSURANCE TRUST
o MFS Investors Growth Stock Series: Service Class
o MFS Value Series: Service Class
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o AMT Limited Maturity Bond Portfolio: Class I
o AMT Regency Portfolio: Class S
o AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Capital Appreciation Fund/VA: Service Shares
o Oppenheimer Main Street(R) Fund/VA: Service Shares
T. ROWE PRICE EQUITY SERIES, INC.
o T. Rowe Price Blue Chip Growth Portfolio: Class II
o T. Rowe Price Equity Income Portfolio: Class II
o T. Rowe Price Limited Term Bond Portfolio: Class II

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o Core Plus Fixed Income Portfolio: Class II

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

o AllianceBernstein Growth and Income Portfolio: Class B
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP Income & Growth Fund: Class II
FEDERATED INSURANCE SERIES
o Federated American Leaders Fund II: Service Shares
o Federated Capital Appreciation Fund II: Service Shares
JANUS ASPEN SERIES
o Balanced Portfolio: Service Shares
o Forty Portfolio: Service Shares
o Risk-Managed Core Portfolio: Service Shares
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o AMT Mid-Cap Growth Portfolio: Class S

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2005:

PUTNAM VARIABLE TRUST
o Putnam VT Growth & Income Fund: Class IB
o Putnam VT Voyager Fund: Class IB


Note, however, that if the contract owner wishes to take advantage of an Enhanced CPP Option, the list of available investment options may be restricted further than that which is listed above.

Election of the CPP Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the CPP program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the contract owner takes a partial surrender from the contract, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO. The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the GTO. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from the GTO and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

For those contracts that have elected the Enhanced CPP Option, transfers may be further limited during the CPP program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the contract owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the CPP Option. Any termination instructions must be received at Nationwide's home office within 60 days before the option's 5th anniversary.

If the contract owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the CPP Option. Any termination instructions must be received at Nationwide's home office within 60 days before the option's 7th anniversary.

If the contract owner terminates the CPP Option as described above, at the end of the CPP program period, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under the CPP Option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new CPP Option, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

Beginning March 1, 2005 (or a later date if state law requires), at the end of any CPP program period or after terminating a CPP Option, the contract owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

CAPITAL PRESERVATION PLUS LIFETIME INCOME OPTION

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option. It provides the principal protection of the CPP Option, along with an additional benefit: the ability of the contract owner to receive a consistent lifetime income stream regardless of the actual value of their contract.

The CPP Lifetime Income Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option"). Part of the contract value is allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the contract value is less than the contract value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual contract value. This essentially provides the contract owner with an available lifetime stream of income. Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Additionally, rates credited to the Guaranteed Term Option will be reduced by an amount not to exceed 1.00%. Currently, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account and a 0.60% reduction in the Guaranteed Term Option crediting rate. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability


The CPP Lifetime Income Option is available to all contract owners until May 1, 2006. Effective May 1, 2006, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election. For most contracts, the determining life is that of the primary contract owner. For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant. The CPP Lifetime Income Option is not available if the CPP Option is elected and may not be revoked or terminated except as described herein.


The CPP Lifetime Income Option may also be elected by contract owners who previously elected the CPP Option. Thus, the contract owner would be switching from the CPP Option to the CPP Lifetime Income Option. Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision. The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge). Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Lifetime Income Option

From time to time, Nationwide may offer an enhanced version of the CPP Lifetime Income Option. The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly. The distinction between the two options lies in the preservation phase of the option. During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime

Income Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component. It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase. Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option. It enables the contract owner to allocate part of his/her contract value to the fixed account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

o All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

o Market conditions determine the availability and allocation percentages of the various CPP program periods.

o If at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.

o Amounts credited to fulfill the principal guarantee are considered earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner (see "Appendix
D: Succession Rights of the CPP Lifetime Income Option").

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner. The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue. The contract owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The contract owner's election is irrevocable. Each of the options is discussed more thoroughly below.

REMAINING IN THE PRESERVATION PHASE OF THE CPP LIFETIME INCOME OPTION. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program. If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the contract value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

MOVING INTO THE WITHDRAWAL PHASE OF THE CPP LIFETIME INCOME OPTION. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

TERMINATING THE CPP LIFETIME INCOME OPTION. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide how to allocate their contract value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The contract owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the contract value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract. All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

------------------------------- -----------------------------
            AGE OF                  LIFETIME WITHDRAWAL
      DETERMINING LIFE:                 PERCENTAGE:
------------------------------- -----------------------------
     age 35 up to age 59 1/2                 4%
------------------------------- -----------------------------
      age 59 1/2 through 66                  5%
------------------------------- -----------------------------
      age 67 through 71                      6%
------------------------------- -----------------------------
       age 72 or older                       7%
------------------------------- -----------------------------

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The contract owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the contract value is zero. After the contract value falls to zero, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.


Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the contract value is greater than zero). However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawal amount, divided by the contract value (after it is reduced by the lifetime withdrawal amount). Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.


Surrenders taken before the contract owner is age 59 1/2 may be subject to additional tax penalties.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the contract value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current contract value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the contract value information necessary for the contract owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

o The contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

o The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

o The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, the contract owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment. All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the contract value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the contract value. Since surrenders from the contract during the withdrawal phase of the option reduce the contract value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option


The following events will trigger an automatic termination of the CPP Lifetime Income Option:

o    a full surrender of the contract;

o    a full surrender of the death benefit proceeds; or


o    an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option. Please refer to "Appendix D: Succession Rights of the CPP Lifetime Income Option" for a description of the various scenarios and rights of succession that could occur upon the death of the determining life.

REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the variable account value will be calculated using unit values with variable account charges of 1.85% until the second benefit is applied and the charge is no longer assessed. At the end of that period, the contract will be re-rated, and the 0.35% charge associated with the Beneficiary Protector II Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.50%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.85% will have a lower unit value than sub-account X with charges of 1.50% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

OWNERSHIP AND INTERESTS IN THE CONTRACT

CONTRACT OWNER

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust. If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

JOINT OWNER

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

CONTINGENT OWNER

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide's consent.

CONTINGENT ANNUITANT

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant's death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

CO-ANNUITANT

A co-annuitant, if named, must be the annuitant's spouse. The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option (if elected) (subject to the conditions set forth in the "Spousal Protection Annuity Option" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option (if elected).

JOINT ANNUITANT

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The contract owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

CHANGES TO THE PARTIES TO THE CONTRACT

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

o    contract owner (Non-Qualified Contracts only);

o    joint owner (must be the contract owner's spouse);

o    contingent owner;

o    annuitant (subject to Nationwide's underwriting and approval);

o    contingent annuitant (subject to Nationwide's underwriting and approval);

o    co-annuitant (must be the annuitant's spouse);

o    joint annuitant (subject to Nationwide's underwriting and approval);

o    beneficiary; or

o    contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the contract owner or annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner. Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------- ----------------- ------------------
        CONTRACT           MINIMUM INITIAL        MINIMUM
          TYPE             PURCHASE PAYMENT     SUBSEQUENT
                                                 PAYMENTS*
-------------------------- ----------------- ------------------
Charitable Remainder           $10,000            $1,000
Trust
-------------------------- ----------------- ------------------
IRA                            $10,000            $1,000
-------------------------- ----------------- ------------------
Investment-Only                $10,000            $1,000
-------------------------- ----------------- ------------------
Non-Qualified                  $10,000            $1,000
-------------------------- ----------------- ------------------
Roth IRA                       $10,000            $1,000
-------------------------- ----------------- ------------------
SEP IRA                        $10,000            $1,000
-------------------------- ----------------- ------------------
Simple IRA                     $10,000            $1,000
-------------------------- ----------------- ------------------
Tax Sheltered Annuity          $10,000            $1,000
-------------------------- ----------------- ------------------


*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.


Subsequent purchase payments may not be permitted in all states.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent. Nationwide's consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PURCHASE PAYMENT CREDITS

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. The formula used to determine the amount of the PPC is as follows:

       (Cumulative Purchase Payments x PPC%)
-      PPCs Paid to Date
------ --------------------------------------------
=      PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

     --------------------------- -----------------------------
     IF CUMULATIVE PURCHASE       THEN THE PPC% IS . . .
     PAYMENTS ARE . . .
     --------------------------- -----------------------------
      $0 - $499,999               0.0% (no PPC is payable)
     --------------------------- -----------------------------
      $500,000 - $999,999         0.5%
     --------------------------- -----------------------------
      $1,000,000 or more          1.0%
     --------------------------- -----------------------------

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000. Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.

Purchase payments, surrenders and transfers will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o     New Year's Day                   o     Independence Day
o     Martin Luther King, Jr. Day      o     Labor Day
o     Presidents' Day                  o     Thanksgiving
o     Good Friday                      o     Christmas
o     Memorial Day

Nationwide also will not price purchase payments, surrenders, or transfers if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1)  the value of amounts allocated to the sub-accounts of the variable account;

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Sub-account allocations are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner. The factor is equal to an annualized rate ranging from 1.50% to 3.40% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)  adding any interest earned on the amounts allocated to the fixed account;
     and

(3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2) adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)  subtracting charges deducted in accordance with the contract.

TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.


Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").


TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.


To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.


Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
TRADING BEHAVIOR                   NATIONWIDE'S RESPONSE
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been identified as engaging
                                        in harmful trading practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.


Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.


Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of a fixed account interest rate guarantee period. Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period. The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the fixed account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time. Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

TRANSFERS AFTER ANNUITIZATION

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date. Guaranteed Term Options are not available after annuitization.

RIGHT TO EXAMINE AND CANCEL

Contract owners have a ten day "free-look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free-look privileges.

If a contract owner who received Purchase Payment Credits subsequently chooses to cancel the contract under the free-look provision, Nationwide will recapture all credits applied under that program. For those jurisdictions that provide for a return of contract value, the contract owner will retain any earnings attributable to the amounts credited; all losses attributable to the amounts credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION) PRIOR TO ANNUITIZATION

Prior to annuitization and before the annuitant's death, contract owners may generally surrender some or all of their contract value. Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract. If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.


Full surrenders are subject to the CDSC provisions of the contract. The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC free withdrawal privilege, a full surrender is:

o multiple surrenders taken within a contract year that deplete the entire contract value; or

o    any single net surrender of 90% or more of the contract value.


SURRENDER (REDEMPTION) AFTER ANNUITIZATION

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

SURRENDERS UNDER CERTAIN PLAN TYPES

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is only available to contract owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

------------------------ -------------------------------------
CONTRACT VALUES          MAXIMUM OUTSTANDING LOAN BALANCE
                         ALLOWED
------------------------ -------------------------------------
up to $20,000            up to 80% of contract value (not
                         more than $10,000)
------------------------ -------------------------------------
$20,000 and over         up to 50% of contract value (not
                         more than $50,000*)
------------------------ -------------------------------------
*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract owner takes a full surrender of the contract;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    the contract owner annuitizes the contract.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING


Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.


Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Service Shares, Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2, GVIT - Gartmore GVIT Government Bond Fund: Class I, GVIT - Gartmore GVIT Investor Destinations Conservative Fund: Class II, GVIT - Gartmore GVIT Money Market Fund: Class I, and Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I to any other underlying mutual fund(s). Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.


Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

ENHANCED FIXED ACCOUNT DOLLAR COST AVERAGING

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging and the contract value must be at least $10,000 at the time the purchase payment is applied.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced fixed account into other sub-accounts. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options. Amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either amounts allocated to the enhanced fixed account are exhausted or the contract owner instructs Nationwide in writing to stop the transfers. For Enhanced Fixed Account Dollar Cost Averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced fixed account to the money market sub-account.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

FIXED ACCOUNT INTEREST OUT DOLLAR COST AVERAGING

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs. Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts. Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events. Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

------------------------------ -----------------------
        CONTRACT OWNER'S            PERCENTAGE OF
               AGE                 CONTRACT VALUE
------------------------------ -----------------------
        Under age 59 1/2                 5%
------------------------------ -----------------------
   Age 59 1/2 through age 61             7%
------------------------------ -----------------------
    Age 62 through age 64                8%
------------------------------ -----------------------
    Age 65 through age 74               10%
------------------------------ -----------------------
       Age 75 and over                  13%
------------------------------ -----------------------

The contract owner's age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

The Systematic Withdrawal program terminates automatically each year on the day before the contract anniversary. To continue the Systematic Withdrawal program, a new request must be submitted annually.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the ten-day free-look period.

DEATH BENEFITS

DEATH OF CONTRACT OWNER

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner's estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

DEATH OF ANNUITANT

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable. If no contingent annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The recipient of the death benefit may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.


Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.


DEATH BENEFIT CALCULATIONS

An applicant may elect either the standard death benefit or an available death benefit option offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant's death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A    = the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

 B = (1) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (2) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Month Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

 (1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

     A = the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

 B = (1) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (2) if the contract was issued on or after February 1, 2005: the contract value as of the date that

          Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option is the same as the One-Month Enhanced Death Benefit II Option except that this option has no restriction on the annuitant's age and for item (3) above, Nationwide considers the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday (less similar adjustments).

Combination Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 75 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant's 81st birthday, proportionately adjusted for amounts surrendered. The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender. Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.


If, after the first contract anniversary, the fixed account allocation becomes greater than 30% of the contract value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. If the fixed account allocation becomes greater than 30% as a result of market performance, interest will continue to accrue at 5% for the interest anniversary value.


If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

     A = the greatest of:

 (1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  The 5% interest anniversary value.

     The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

 B = (1) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option. This option is the same as the Combination Enhanced Death Benefit II Option except that this option has a lower price and is available for applicants with annuitants age 80 or younger at the time of application.

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. Generally, the contract owner designates the annuity commencement date at the time of application. If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70 1/2 for all other contract types.

The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide. The annuity commencement date may not be later than the first day of the first calendar month after the annuitant's 90th birthday unless approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C:
Contract Types and Tax Information.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date. There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED ANNUITY PAYMENTS

Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

VARIABLE ANNUITY PAYMENTS

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

o the portion of purchase payments allocated to provide variable annuity payments;

o    the variable account value on the annuitization date;

o the adjusted age and sex of the annuitant (and joint annuitant, if any) in accordance with the contract;

o    the annuity payment option elected;

o    the frequency of annuity payments;

o    the annuitization date;

o the assumed investment return (the net investment return required to maintain level variable annuity payments);

o    the deduction of applicable premium taxes; and

o    the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date. This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.


The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another. After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.


The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due. The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value - Determining Variable Account Value - Valuing an Accumulation Unit"); and then

(2) multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20. The payment frequency will be changed to an interval that will result in payments of at least $20.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

ANNUITY PAYMENT OPTIONS


The annuitant must elect an annuity payment option before the annuitization date. If the annuitant fails to elect an annuity payment option, Nationwide will assume a Single Life with a 20 Year Term Certain annuity payment option. Once elected or assumed, the annuity payment option may not be changed.


Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

ANNUITY PAYMENT OPTIONS FOR CONTRACTS WITH TOTAL PURCHASE PAYMENTS LESS THAN OR EQUAL TO $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

o    Single Life;

o    Standard Joint and Survivor; and

o    Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant's death. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

ANNUITY PAYMENT OPTIONS FOR CONTRACTS WITH TOTAL PURCHASE PAYMENTS GREATER THAN $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)  a Fixed Life Annuity with a 20 Year Term Certain; or

(2)  a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

o    semi-annual and annual reports of allocated underlying mutual funds.


Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.


LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, Nationwide filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted Nationwide's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v.

Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING

MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.




            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                          PAGE

General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Annuity Payments.............................................................2
Condensed Financial Information..............................................2
Financial Statements.......................................................218

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.


AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES II SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES II SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              AIM Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH
AND INCOME PORTFOLIO: CLASS B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Alliance Capital Management, L.P.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

------------------------------------------------ -----------------------------------------------------------------------------------


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN
SMALL/MID CAP VALUE PORTFOLIO: CLASS B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Alliance Capital Management, L.P.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS IV
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP MID CAP VALUE FUND - CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VISTA FUND: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To match performance of the S&P SmallCap 600 Index(R).

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS STOCK INDEX FUND, INC.: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Reasonable income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS 2

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management and Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management and Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS 2

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS 2

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP MID CAP PORTFOLIO: SERVICE CLASS 2

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP VALUE STRATEGIES PORTFOLIO: SERVICE CLASS 2

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2010 PORTFOLIO: SERVICE CLASS 2

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

------------------------------------------------ -----------------------------------------------------------------------------------

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2020 PORTFOLIO: SERVICE CLASS 2

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

------------------------------------------------ -----------------------------------------------------------------------------------

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2030 PORTFOLIO: SERVICE CLASS 2

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

------------------------------------------------ -----------------------------------------------------------------------------------

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - VIP NATURAL RESOURCES PORTFOLIO: SERVICE CLASS 2

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 2

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Franklin Advisory Services, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 2

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Franklin Advisory Services, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term total return.

------------------------------------------------ -----------------------------------------------------------------------------------


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES FUND: CLASS 3

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Templeton Asset Management, Ltd.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Templeton Investment Counsel, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 3

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Templeton Investment Counsel, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GLOBAL INCOME SECURITIES FUND: CLASS 3

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Franklin Advisors, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High current income, with preservation of capital

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS VI

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Federated Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High current income.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS VI

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS VI

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND
COMMUNICATIONS FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS VI

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II

--------------------------- --------------------------------------------------------------------------------------------------------

Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.

--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS II

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
II

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital and income.
FUND: CLASS II

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.
AGGRESSIVE FUND: CLASS II

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.
FUND: CLASS II

--------------------------- ----------------------------------- --------------------------------------------------------------------

The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, contract owners who select these funds will indirectly pay a proportionate share of the applicable fees and expenses of the underlying funds. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT COMSTOCK VALUE FUND: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Van Kampen Asset Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Morgan Stanley Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Above average total return over a market cycle of three to five years.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - FORTY PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Janus Capital Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     Enhanced Investment Technologies, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Massachusetts Financial Services Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth and future income.

------------------------------------------------ -----------------------------------------------------------------------------------


MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: SERVICE CLASS

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Massachusetts Financial Services Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation and reasonable income.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT INTERNATIONAL PORTFOLIO: CLASS S

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term growth of capital by investing primarily in common stocks of foreign companies.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Highest available current income.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS S
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT REGENCY PORTFOLIO: CLASS S

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Growth of capital.

------------------------------------------------ -----------------------------------------------------------------------------------


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Neuberger Berman Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS 4

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              OppenheimerFunds, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Putnam Investment Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth and current income.

------------------------------------------------ -----------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Putnam Investment Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Putnam Investment Management, LLC

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO:
CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              T. Rowe Price Investment Services

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------


T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE EQUITY INCOME PORTFOLIO: CLASS
II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              T. Rowe Price Investment Services

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

------------------------------------------------ -----------------------------------------------------------------------------------


T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE LIMITED TERM BOND PORTFOLIO: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              T. Rowe Price Investment Services

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of income.

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Above-average total return.

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High total return.

------------------------------------------------ -----------------------------------------------------------------------------------


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Morgan Stanley Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Above average current income and long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.50%) and contracts with all optional benefits available on December 31, 2004 (the maximum variable account charge of 2.90%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:


                 CALLING:        1-800-848-6331, TDD 1-800-238-3035
                 WRITING:        Nationwide Life Insurance Company
                                 One Nationwide Plaza, RR1-04-F4
                                 Columbus, Ohio 43215
                CHECKING

                ON-LINE AT:      www.nationwidefinancial.com

The American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II, American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2, Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities
Fund: Class 3, Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3, GVIT - Federated GVIT High Income Bond
Fund: Class III, Neuberger Berman Advisers Management Trust - AMT International
Portfolio: Class S, Neuberger Berman Advisers Management Trust - AMT Regency
Portfolio: Class S, T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II, T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II, and the T. Rowe Price Equity Series, Inc. -
T. Rowe Price Limited Term Bond Portfolio: Class II were added to the variable account on May 1, 2005. Therefore, no Condensed Financial Information is available.


<

                     NO ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.50%) (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- -----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

AIM Variable Insurance            14.054469           15.344172               9.18%            127,335         2004
Funds - AIM V.I. Basic            10.000000           14.054469              40.54%             19,875         2003*
Value Fund: Series II
Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

AIM Variable Insurance            13.351626           13.984209               4.74%             19,901         2004
Funds - AIM V.I. Capital          10.000000           13.351626              33.52%              4,307         2003*
Appreciation Fund: Series
II Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

AIM Variable Insurance            13.952921           15.842196              13.54%             44,827         2004
Funds - AIM V.I. Capital          10.000000           13.952921              39.53%              1,910         2003*
Development Fund: Series
II Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

AllianceBernstein Variable        13.674879           14.981350               9.55%             81,031         2004
Products Series Fund, Inc.        10.000000           13.674879              36.75%             28,204         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

AllianceBernstein Variable        14.780072           17.335345              17.29%             20,175         2004
Products Series Fund, Inc.        10.000000           14.780072              47.80%             12,682         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         13.454487           14.919143              10.89%             19,457         2004
Portfolios, Inc. -                10.000000           13.454487              35.54%              9,068         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         12.971311           14.664519              13.05%             21,553         2004
Portfolios, Inc. -                10.000000           12.971311              29.71%              4,046         2003*
American Century VP
International Fund: Class
II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable        10.000000           11.247131               12.47%                7,832       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         13.025383           14.188706               8.93%             20,849         2004
Portfolios, Inc. -                10.000000           13.025383              30.25%             10,571         2003*
American Century VP Ultra
Fund: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         13.578460           15.270588              12.46%             50,194         2004
Portfolios, Inc. -                10.000000           13.578460              35.78%             21,482         2003*
American Century VP Value
Fund: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.402441           10.841796               4.22%            293,246         2004
Portfolios II, Inc. -             10.000000           10.402441               4.02%             23,642         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Dreyfus Investment                14.554031           17.473166              20.06%             16,087         2004
Portfolios - Small Cap            10.000000           14.554031              45.54%              9,499         2003*
Stock Index Portfolio:
Service Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Dreyfus Stock Index Fund,         13.294674           14.450953               8.70%            148,215         2004
Inc.: Service Shares - Q/NQ       10.000000           13.294674              32.95%             29,905         2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Dreyfus Variable                  12.664983           13.073375               3.22%             91,051         2004
Investment Fund -                 10.000000           12.664983              26.65%             20,157         2003*
Appreciation Portfolio:
Service Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Dreyfus Variable                  13.776744           15.068991               9.38%             12,011         2004
Investment Fund -                 10.000000           13.776744              37.77%              9,013         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Federated Insurance Series        13.308187           14.354035               7.86%              5,298         2004
- Federated American              10.000000           13.308187              33.08%              4,396         2003*
Leaders Fund II: Service
Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Federated Insurance Series        12.955995           13.668997               5.50%              5,680         2004
- Federated Capital               10.000000           12.955995              29.56%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Federated Insurance Series        10.245244           10.426582               1.77%            115,310         2004
- Federated Quality Bond          10.000000           10.245244               2.45%             67,025         2003*
Fund II: Service Shares -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 13.707361           15.018503               9.57%            188,993         2004
Insurance Products Fund -         10.000000           13.707361              37.07%             58,180         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 13.849434           14.067646               1.58%             58,224         2004
Insurance Products Fund -         10.000000           13.849434              38.49%             24,003         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 14.793419           16.511591              11.61%             50,597         2004
Insurance Products Fund -         10.000000           14.793419              47.93%             36,482         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                10.000000           11.021859               10.22%              129,864       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 13.366029           15.161375              13.43%            225,249         2004
Insurance Products Fund II        10.000000           13.366029              33.66%             75,850         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.303396           10.574067               2.63%            138,716         2004
Insurance Products Fund II        10.000000           10.303396               3.03%             16,849         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 14.336397           17.603288              22.79%            170,150         2004
Insurance Products Fund           10.000000           14.336397              43.36%             76,866         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 16.638834           18.657454              12.13%             39,686         2004
Insurance Products Fund           10.000000           16.638834              66.39%              6,841         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Franklin Templeton                13.177260           14.407223               9.33%            223,647         2004
Variable Insurance                10.000000           13.177260              31.77%             27,376         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Franklin Templeton                14.402664           17.555543              21.89%             53,905         2004
Variable Insurance                10.000000           14.402664              44.03%             10,437         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Franklin Templeton                13.763401           16.068940              16.75%             32,352         2004
Variable Insurance                10.000000           13.763401              37.63%             22,366         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Franklin Templeton               10.000000           11.509431               15.09%               73,229       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Dreyfus GVIT                 13.761705           16.266338              18.20%              5,508         2004
International Value Fund:         10.000000           13.761705              37.62%              3,106         2003*
Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Dreyfus GVIT                 10.000000           11.472337              14.72%             87,671         2004*
International Value Fund:
Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Dreyfus GVIT Mid Cap         14.328349           16.333804              14.00%             23,906         2004
Index Fund: Class I - Q/NQ        10.000000           14.328349              43.28%              9,755         2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Federated GVIT High          11.931120           12.938758               8.45%             57,966         2004
Income Bond Fund: Class I         10.000000           11.931120              19.31%             12,466         2003*
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                16.696081           19.806685              18.63%              6,952         2004
Emerging Markets Fund:            10.000000           16.696081              66.96%              4,735         2003*
Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           11.739471              17.39%             20,866         2004*
Emerging Markets Fund:
Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Global         14.249088           16.949603              18.95%                680         2004
Financial Services Fund:          10.000000           14.249088              42.49%                377         2003*
Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Global         13.849764           14.674063               5.95%              6,087         2004
Health Sciences Fund:             10.000000           13.849764              38.50%              4,473         2003*
Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Global         10.000000            9.845351              -1.55%              6,333         2004*
Health Sciences Fund:
Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Global         15.296549           15.674717               2.47%              2,754         2004
Technology and                    10.000000           15.296549              52.97%              1,483         2003*
Communications Fund: Class
II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Global         10.000000           11.854188               8.54%              1,514         2004*
Technology and
Communications Fund: Class
VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Global         12.440545           15.875972              27.61%              1,355         2004
Utilities Fund: Class II -        10.000000           12.440545              24.41%              1,208         2003*
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.065763           10.238215               1.71%            140,901         2004
Government Bond Fund:             10.000000           10.065763               0.66%            123,118         2003*
Class I - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.747049           11.078342               3.08%            161,007         2004
Investor Destinations             10.000000           10.747049               7.47%             18,838         2003*
Conservative Fund: Class
II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                11.463419           12.099836               5.55%            270,252         2004
Investor Destinations             10.000000           11.463419              14.63%             50,259         2003*
Moderately Conservative
Fund: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                12.230307           13.195663               7.89%            513,874         2004
Investor Destinations             10.000000           12.230307              22.30%            250,991         2003*
Moderate Fund: Class II -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                13.067345           14.427898              10.41%            145,781         2004
Investor Destinations             10.000000           13.067345              30.67%             38,122         2003*
Moderately Aggressive
Fund: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                13.738255           15.430298              13.32%             89,098         2004
Investor Destinations             10.000000           13.738255              37.38%             31,177         2003*
Aggressive Fund: Class II
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Mid Cap        12.575565           14.271294              13.48%             25,944         2004
Growth Fund: Class II -           10.000000           12.575565              25.76%             12,433         2003*
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Money           9.916936            9.847439              -0.70%            141,620         2004
Market Fund: Class I -            10.000000            9.916936              -0.83%            106,497         2003*
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                13.140251           14.177151               7.89%              9,000         2004
Nationwide(R) Fund: Class II        10.000000           13.140251              31.40%              1,889         2003*
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT U.S.           14.941071           16.497596              10.42%             14,975         2004
Growth Leaders Fund: Class        10.000000           14.941071              49.41%                218         2003*
II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Growth        13.758533           15.336796              11.47%              9,183         2004
Fund: Class II - Q/NQ             10.000000           13.758533              37.59%              1,830         2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Value         16.733305           19.283784              15.24%             35,584         2004
Fund: Class II - Q/NQ             10.000000           16.733305              67.33%             13,335         2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Company           14.667440           17.161314              17.00%             76,276         2004
Fund: Class II - Q/NQ             10.000000           14.667440              46.67%             28,688         2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Van Kampen GVIT              13.631643           15.721293              15.33%            217,018         2004
Comstock Value Fund: Class        10.000000           13.631643              36.32%             60,088         2003*
II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Van Kampen GVIT Multi        10.922848           11.461997               4.94%             61,731         2004
Sector Bond Fund: Class I         10.000000           10.922848               9.23%             27,564         2003*
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Janus Aspen Series -              11.530862           12.299854               6.67%             36,232         2004
Balanced Portfolio:               10.000000           11.530862              15.31%             25,707         2003*
Service Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Janus Aspen Series - Forty        12.465371           14.474651              16.20%              6,431         2004
Portfolio: Service Shares         10.000000           12.465371              24.65%              2,757         2003*
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Janus Aspen Series -              10.000000           11.382164              13.82%              1,988         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Janus Aspen Series -              14.399651           16.834176              16.91%              5,417         2004
International Growth              10.000000           14.399651              44.00%              5,770         2003*
Portfolio: Service Shares
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Janus Aspen Series -              12.178822           14.091268              15.70%             36,392         2004
Risk-Managed Core                 10.000000           12.178822              21.79%             10,393         2003*
Portfolio: Service Shares
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

MFS(R) Variable Insurance           12.622915           13.550739               7.35%            141,692         2004
Trust - MFS Investors             10.000000           12.622915              26.23%             23,821         2003*
Growth Stock Series:
Service Class - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

MFS(R) Variable Insurance           13.112910           14.831129              13.10%             34,542         2004
Trust - MFS Value Series:         10.000000           13.112910              31.13%             16,798         2003*
Service Class - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Neuberger Berman Advisers         13.558368           14.941199              10.20%              5,806         2004
Management Trust - AMT            10.000000           13.558368              35.58%                434         2003*
Fasciano Portfolio: Class
S - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Neuberger Berman Advisers         10.062877            9.989171              -0.73%            185,260         2004
Management Trust - AMT            10.000000           10.062877               0.63%             16,371         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Neuberger Berman Advisers         12.574042           14.371353              14.29%              5,787         2004
Management Trust - AMT            10.000000           12.574042              25.74%              4,379         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Neuberger Berman Advisers         12.250550           13.699252              11.58%             24,200         2004
Management Trust - AMT            10.000000           12.250550              22.51%              1,442         2003*
Socially Responsive
Portfolio - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Oppenheimer Variable              13.653538           14.338489               5.02%             81,166         2004
Account Funds -                   10.000000           13.653538              36.54%             15,334         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Oppenheimer Variable              10.000000           11.526477              15.26%             67,107         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Oppenheimer Variable              15.138497           17.726536              17.10%             21,472         2004
Account Funds -                   10.000000           15.138497              51.38%             22,157         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Oppenheimer Variable              12.103355           12.962824               7.10%             32,026         2004
Account Funds -                   10.000000           12.103355              21.03%              8,972         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Oppenheimer Variable              13.113389           14.097983               7.51%             54,684         2004
Account Funds -                   10.000000           13.113389              31.13%             20,326         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Oppenheimer Variable              15.113211           17.741782              17.39%             21,085         2004
Account Funds -                   10.000000           15.113211              51.13%              2,339         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Putnam Variable Trust -           12.300530           13.462337               9.45%             13,169         2004
Putnam VT Growth & Income         10.000000           12.300530              23.01%              3,270         2003*
Fund: Class IB - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Putnam Variable Trust -           12.670326           14.501533              14.45%             11,759         2004
Putnam VT International           10.000000           12.670326              26.70%              4,920         2003*
Equity Fund: Class IB -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Putnam Variable Trust -           11.734923           12.140643               3.46%              9,093         2004
Putnam VT Voyager Fund:           10.000000           11.734923              17.35%              7,463         2003*
Class IB - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

The Universal                     10.113318           10.367358               2.51%             96,299         2004
Institutional Funds, Inc.         10.000000           10.113318               1.13%             27,281         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

The Universal                     12.584719           13.645353               8.43%              9,531         2004
Institutional Funds, Inc.         10.000000           12.584719              25.85%              6,978         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

The Universal                     13.510360           18.108162              34.03%             60,555         2004
Institutional Funds, Inc.         10.000000           13.510360              35.10%             38,208         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                   MAXIMUM ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 2.90%) (VARIABLE ACCOUNT CHARGES OF 2.90% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

AIM Variable Insurance            12.780967           13.755481               7.62%                  0         2004
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

AIM Variable Insurance            12.133668           12.527929               3.25%                  0         2004
Funds - AIM V.I. Capital
Appreciation Fund: Series
II Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

AIM Variable Insurance            12.738161           14.257436              11.93%                  0         2004
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

AllianceBernstein Variable        12.178430           13.152366               8.00%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

AllianceBernstein Variable        13.492749           15.600628              15.62%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         12.228964           13.367576               9.31%                  0         2004
Portfolios, Inc. -
American Century VP Income
& Growth Fund: Class II -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         12.465623           13.892599              11.45%                  0         2004
Portfolios, Inc. -
American Century VP
International Fund: Class
II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable        10.000000           11.141201               11.41%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         11.664747           12.525993               7.38%                  0         2004
Portfolios, Inc. -
American Century VP Ultra
Fund: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         12.304334           13.641091              10.86%                  0         2004
Portfolios, Inc. -
American Century VP Value
Fund: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

American Century Variable         10.254590           10.535795               2.74%                  0         2004
Portfolios II, Inc. -
American Century VP
Inflation Protection Fund:
Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Dreyfus Investment                13.260690           15.694264              18.35%                  0         2004
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Dreyfus Stock Index Fund,         12.000142           12.858506               7.15%                  0         2004
Inc.: Service Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Dreyfus Variable                  11.570934           11.774304               1.76%                  0         2004
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Dreyfus Variable                  12.629559           13.617890               7.83%                  0         2004
Investment Fund -
Developing Leaders
Portfolio: Service Shares
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Federated Insurance Series        12.329751            10.10975               6.33%                  0         2004
- Federated American
Leaders Fund II: Service
Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Federated Insurance Series        11.818555           12.291793               4.00%                  0         2004
- Federated Capital
Appreciation Fund II:
Service Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Federated Insurance Series         9.965327            9.997561               0.32%                  0         2004
- Federated Quality Bond
Fund II: Service Shares -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 12.459069           13.456846               8.01%                  0         2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 12.330205           12.346444               0.13%                  0         2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class 2 - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 14.352034           15.791349              10.03%                  0         2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                10.000000           10.918019                9.18%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 12.272996           13.723723              11.82%                  0         2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 10.005256           10.122163               1.17%                  0         2004
Insurance Products Fund II
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 13.793477           16.696106              21.04%                  0         2004
Insurance Products Fund
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Fidelity Variable                 14.638700           16.181416              10.54%                  0         2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Franklin Templeton                12.045993           12.983211               7.78%                  0         2004
Variable Insurance
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Franklin Templeton                13.078014           15.714493              20.16%                  0         2004
Variable Insurance
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Franklin Templeton                12.991703           14.952499              15.09%                  0         2004
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Franklin Templeton               10.000000           11.401040               14.01%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Dreyfus GVIT                 13.630908           15.882898              16.52%                  0         2004
International Value Fund:
Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Dreyfus GVIT                 10.000000           11.364307              13.64%                  0         2004*
International Value Fund:
Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Dreyfus GVIT Mid Cap         12.941316           14.543012              12.38%                  0         2004
Index Fund: Class I - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Federated GVIT High          10.902580           11.655376               6.90%                  0         2004
Income Bond Fund: Class I
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                15.748667           18.417335              16.95%                  0         2004
Emerging Markets Fund:
Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.000000           11.628878              16.29%                  0         2004
Emerging Markets Fund:
Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Global         13.152205           15.422614              17.26%                  0         2004
Financial Services Fund:
Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Global         12.323283           12.871172               4.45%                  0         2004
Health Sciences Fund:
Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Global         10.000000            9.752536              -2.47%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Global         13.713318           13.852672               1.02%                  0         2004
Technology and
Communications Fund: Class
II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Global         10.000000           10.751957               7.52%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Global         11.750192           14.782091              25.80%                  0         2004
Utilities Fund: Class II -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                 9.860251            9.886658               0.27%                  0         2004
Government Bond Fund:
Class I - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.405257           10.573577               1.62%                  0         2004
Investor Destinations
Conservative Fund: Class
II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                10.915663           11.357949               4.05%                  0         2004
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                11.473815           12.203565               6.36%                  0         2004
Investor Destinations
Moderate Fund: Class II -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                12.096924           13.166672               8.84%              7,938         2004
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                12.560927           13.907522              10.72%              5,205         2004
Investor Destinations
Aggressive Fund: Class II
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Mid Cap        12.456019           13.934731              11.87%                  0         2004
Growth Fund: Class II -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT Money           9.787876            9.581141              -2.11%                  0         2004
Market Fund: Class I -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT                11.922694           12.680737               6.36%                  0         2004
Nationwide(R) Fund: Class II
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Gartmore GVIT U.S.           13.121426           14.282499               8.85%                  0         2004
Growth Leaders Fund: Class
II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Growth        12.362310           13.584600               9.89%                  0         2004
Fund: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Cap Value         14.645102           16.637516              13.60%                  0         2004
Fund: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT GVIT Small Company           13.270446           15.306215              15.34%                  0         2004
Fund: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Van Kampen GVIT              12.411279           14.110530              13.69%                  0         2004
Comstock Value Fund: Class
II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

GVIT Van Kampen GVIT Multi        10.424765           10.783870               3.44%                  0         2004
Sector Bond Fund: Class I
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Janus Aspen Series -              10.815940           11.373293               5.15%                  0         2004
Balanced Portfolio:
Service Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Janus Aspen Series - Forty        11.541708           13.220843              14.55%                  0         2004
Portfolio: Service Shares
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Janus Aspen Series -              10.000000           11.274929              12.75%                  0         2004
International Growth
Portfolio: Service Shares
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Janus Aspen Series -              13.426165           15.473111              15.25%                  0         2004
International Growth
Portfolio: Service II
Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Janus Aspen Series -              12.063045           13.759029              14.06%                  0         2004
Risk-Managed Core
Portfolio: Service Shares
- Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

MFS(R) Variable Insurance           11.355831           12.017285               5.82%                  0         2004
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

MFS(R) Variable Insurance           12.107371           13.499305              11.50%                  0         2004
Trust - MFS Value Series:
Service Class - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Neuberger Berman Advisers         12.362790           13.430116               8.63%                  0         2004
Management Trust - AMT
Fasciano Portfolio: Class
S - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Neuberger Berman Advisers          9.903507            9.691238              -2.14%                  0         2004
Management Trust - AMT
Limited Maturity Bond
Portfolio: Class I - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Neuberger Berman Advisers         12.395570           13.966047              12.67%                  0         2004
Management Trust - AMT
Mid-Cap Growth Portfolio:
Class S - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Neuberger Berman Advisers         12.134069           13.346916              10.00%                  0         2004
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Oppenheimer Variable              12.188116           12.617678               3.52%                  0         2004
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Oppenheimer Variable              10.000000           11.417920              14.18%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Oppenheimer Variable              14.001678           16.162460              15.43%                  0         2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Oppenheimer Variable              10.954392           11.565559               5.58%                  0         2004
Account Funds -
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Oppenheimer Variable              11.974785           12.690995               5.98%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Oppenheimer Variable              13.574057           15.708576              15.72%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Putnam Variable Trust -           12.183573           13.144882               7.89%                  0         2004
Putnam VT Growth & Income
Fund: Class IB - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Putnam Variable Trust -           12.549818           14.159595              12.83%                  0         2004
Putnam VT International
Equity Fund: Class IB -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

Putnam Variable Trust -           11.623350           11.854318               1.99%                  0         2004
Putnam VT Voyager Fund:
Class IB - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

The Universal                     10.016986           10.122660               1.05%                  0         2004
Institutional Funds, Inc.
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

The Universal                     12.405989           13.260395               6.89%                  0         2004
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

The Universal                     13.318588           17.597589              32.13%                  0         2004
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

TYPES OF CONTRACTS


The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.


CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. A contract issued to a Charitable Remainder Trust may withdraw free of CDSC the greater of: the amount which would otherwise be available for withdrawal without CDSC, and the difference between:

     (a)  the contract value at the close of the day before the withdrawal; and

     (b) the total purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

IRAs are contracts that satisfy the provisions of section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).


When the owner of an IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS


Roth IRA contracts are contracts that satisfy the requirements of section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.


Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.


When the owner of SEP IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


SIMPLE IRAS

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.


When the owner of Simple IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


TAX SHELTERED ANNUITIES (NON-ERISA)

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.


When the owner of a Tax Sheltered Annuity attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs


Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA, SEP IRA or Simple IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.


If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.


A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.


Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans;

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.


If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.


WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.


Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS, TAX SHELTERED ANNUITIES, IRAS, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions from a Qualified Plan or Tax Sheltered Annuity must begin by April 1 of the calendar year following the calendar year in which the Participant (or Contract Owner) attains age 70 1/2 or retires, whichever occurs later. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9 which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the only designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Qualified Plan, Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. For an IRA, SEP IRA, or Simple IRA, the required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. For a Qualified Plan or Tax Sheltered Annuity, the required beginning date is April 1 of the calendar year following the calendar year in which the participant (or contract owner) attains age 70 1/2 or retires, whichever occurs later. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Qualified Plan, Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Qualified Plan, Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Qualified Plans, Tax Sheltered Annuities, IRA, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

APPENDIX D: SUCCESSION RIGHTS OF THE CPP LIFETIME INCOME OPTION

The following flowcharts detail the rights of succession and termination of the CPP Lifetime Income Option in the event of the death of the determining life. The rights of succession depend on two factors: the type of contract owner (natural vs. non-natural) and the phase of the option that the contract is in on the date of the determining life's death (preservation phase vs. withdrawal phase).


             DEATH IN THE PRESERVATION PHASE: NATURAL CONTRACT OWNER

                                              ------------------------------------------
                                              |                                        |
                                              |       Naturual Contract Owner          |
                                              |   (contract owner is determing life)   |
                                              |                                        |
                                              |                                        |
                                              ------------------------------------------
                                                              |
                  ____________________________________________|___________________________________
                                                                                                 |
                  |                                                                              |
                  |                                                                              |
                  |                                                              --------------------------------
    --------------------------------                                             |                              |
    |                              |                                             |       Contract Owner Dies    |
    |       Annuitant Dies         |                                             |                              |
    |                              |                                             --------------------------------
    --------------------------------                                                             |
                  |                                                                              |
                  |                                                  ____________________________|_________________
                  |                                                  |                                            |
    --------------------------------                                 |                                            |
    |         CPP Lifetime          |                                |                                            |
    |         Income Option         |                --------------------------------            --------------------------------
    |           terminates          |                |      The contract has a       |           |     The contract does not     |
    |          immediately          |                |      contingent owner or      |           |       have a contingent       |
    --------------------------------                 |     joint owner who is 35     |           |      owner or joint owner     |
                                                     |   years old as of the date    |           |     who is 35 years old as    |
                                                     |   of the contract owner's     |           |       of the date of the      |
                                                     |             death             |           |     contract owners death     |
                                                     --------------------------------            --------------------------------
                                                                     |                                           |
                                                                     |                                           |
                                                                     |                                           |
                                                 ---------------------------------------     ---------------------------------------
                                                 |      CPP Lifetime Income Option     |     |          CPP Lifetime Income        |
                                                 | continues; at the end of the current|     |           Option terminates         |
                                                 |      CPP Program period, the new    |     |              immediately            |
                                                 |      contract owner becomes the     |     --------------------------------------
                                                 |    determing life and assumes all   |
                                                 |  rights associated with the option  |
                                                 --------------------------------------







                            DEATH IN THE PRESERVATION PHASE: NON-NATURAL CONTRACT OWNER

                                            ------------------------------------
                                            |                                  |
                                            |  Non-Natural Contract Owner      |
                                            |(annuitant is the determining life|
                                            |                                  |
                                            ------------------------------------
                                                            |
                                                            |
                                                            |
                                              --------------------------------
                                              |                              |
                                              |       Annuitant Dies         |
                                              |                              |
                                              --------------------------------
                                                            |
                                                            |
                    ________________________________________|_______________________________________________
                    |                                                                                       |
                    |                                                                                       |
                    |                                                                                       |
    --------------------------------                                                       --------------------------------
    |     The contract has a        |                                                      |   the contract does not have |
    |   contingent annuitant or     |                                                      |   a contingent annuitant or  |
    |  joint annuitant who is 35    |                                                      |   joint annuitant who is 35  |
    |  years old as of the date of  |                                                      |  years old as of the date of |
    |     the annuitants death      |                                                      |     the annuitant's death    |
    |                               |                                                      |                              |
    --------------------------------                                                       --------------------------------
                    |                                                                                      |
                    |                                                                                      |
                    |                                                                                      |
---------------------------------------------                                            ---------------------------------------
|CPP Lifetime Income Option continues; at   |                                            |          CPP Lifetime Income        |
|the end of the current CPP program period  |                                            |           Option terminates         |
|    the new annuitant becomes the          |                                            |              immediately            |
|  determining life and assumes all rights  |                                             --------------------------------------
|      associated with the option           |
--------------------------------------------


              DEATH IN THE WITHDRAWAL PHASE: NATURAL CONTRACT OWNER


                                        --------------------------------------------
                                        |                                          |
                                        |        Natural Contract Owner            |
                                        | (contract owner is the determining life) |
                                        |                                          |
                                        --------------------------------------------
                                                            |
                                                            |
                    ________________________________________|_______________________________________________
                    |                                                                                       |
                    |                                                                                       |
                    |                                                                                       |
    --------------------------------                                                       --------------------------------
    |                              |                                                       |                              |
    |                              |                                                       |                              |
    |       Annuitant Dies         |                                                       |       Contract Owner Dies    |
    |                              |                                                       |                              |
    |                              |                                                       |                              |
    --------------------------------                                                       --------------------------------
                    |                                                                                       |
                    |                                                                                       |
                    |                                                                                       |
  ---------------------------------------                                                ---------------------------------------
  |          CPP Lifetime Income        |                                                |          CPP Lifetime Income        |
  |           Option terminates         |                                                |           Option terminates         |
  |              immediately            |                                                |              immediately            |
  ---------------------------------------                                                ---------------------------------------








            DEATH IN THE WITHDRAWAL PHASE: NON-NATURAL CONTRACT OWNER
                       -------------------------------------
                       |                                   |
                       |  Non-Natural Contract Owner       |
                       |(annuitant is the determining life)|
                       |                                   |
                       -------------------------------------
                                       |
                                       |
                                       |
                       ------------------------------------
                       |                                  |
                       |         Annuitant Dies           |
                       |                                  |
                       ------------------------------------
                                       |
                                       |
                                       |
                     -----------------------------------------
                     |                                       |
                     |CPP Lifetime Income Options terminates |
                     |              immediately              |
                     |                                       |
                     -----------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2005

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-II


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2005. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS

General Information and History...........................................1
Services..................................................................1
Purchase of Securities Being Offered......................................2
Underwriters..............................................................2
Annuity Payments..........................................................2
Condensed Financial Information...........................................2
Financial Statements....................................................218


GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.


The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-II and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2004, 2003 and 2002, no underwriting commissions were paid by Nationwide to NISC.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2004. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).

The American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II, American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2, Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities
Fund: Class 3, Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3, GVIT - Federated GVIT High Income Bond
Fund: Class III, Neuberger Berman Advisers Management Trust - AMT International
Portfolio: Class S, Neuberger Berman Advisers Management Trust - AMT Regency
Portfolio: Class S, T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II, T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II, and the T. Rowe Price Equity Series, Inc. -
T. Rowe Price Limited Term Bond Portfolio: Class II were added to the variable account on May 1, 2005. Therefore, no Condensed Financial Information is available.



                     No Additional Contract Options Elected
               (Total 1.50%) (Variable account charges of 1.50% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            14.054469           15.344172               9.18%            127,335         2004
Funds - AIM V.I. Basic            10.000000           14.054469              40.54%             19,875         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.351626           13.984209               4.74%             19,901         2004
Funds - AIM V.I. Capital          10.000000           13.351626              33.52%              4,307         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.952921           15.842196              13.54%             44,827         2004
Funds - AIM V.I. Capital          10.000000           13.952921              39.53%              1,910         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.674879           14.981350               9.55%             81,031         2004
Products Series Fund, Inc.        10.000000           13.674879              36.75%             28,204         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.780072           17.335345              17.29%             20,175         2004
Products Series Fund, Inc.        10.000000           14.780072              47.80%             12,682         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.454487           14.919143              10.89%             19,457         2004
Portfolios, Inc. -                10.000000           13.454487              35.54%              9,068         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.971311           14.664519              13.05%             21,553         2004
Portfolios, Inc. -                10.000000           12.971311              29.71%              4,046         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.247131               12.47%                7,832       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.025383           14.188706               8.93%             20,849         2004
Portfolios, Inc. -                10.000000           13.025383              30.25%             10,571         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.578460           15.270588              12.46%             50,194         2004
Portfolios, Inc. -                10.000000           13.578460              35.78%             21,482         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.402441           10.841796               4.22%            293,246         2004
Portfolios II, Inc. -             10.000000           10.402441               4.02%             23,642         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.554031           17.473166              20.06%             16,087         2004
Portfolios - Small Cap            10.000000           14.554031              45.54%              9,499         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.294674           14.450953               8.70%            148,215         2004
Inc.: Service Shares - Q/NQ       10.000000           13.294674              32.95%             29,905         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.664983           13.073375               3.22%             91,051         2004
Investment Fund -                 10.000000           12.664983              26.65%             20,157         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.776744           15.068991               9.38%             12,011         2004
Investment Fund -                 10.000000           13.776744              37.77%              9,013         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.308187           14.354035               7.86%              5,298         2004
- Federated American              10.000000           13.308187              33.08%              4,396         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.955995           13.668997               5.50%              5,680         2004
- Federated Capital               10.000000           12.955995              29.56%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.245244           10.426582               1.77%            115,310         2004
- Federated Quality Bond          10.000000           10.245244               2.45%             67,025         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.707361           15.018503               9.57%            188,993         2004
Insurance Products Fund -         10.000000           13.707361              37.07%             58,180         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.849434           14.067646               1.58%             58,224         2004
Insurance Products Fund -         10.000000           13.849434              38.49%             24,003         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.793419           16.511591              11.61%             50,597         2004
Insurance Products Fund -         10.000000           14.793419              47.93%             36,482         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           11.021859               10.22%              129,864       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.366029           15.161375              13.43%            225,249         2004
Insurance Products Fund II        10.000000           13.366029              33.66%             75,850         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.303396           10.574067               2.63%            138,716         2004
Insurance Products Fund II        10.000000           10.303396               3.03%             16,849         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.336397           17.603288              22.79%            170,150         2004
Insurance Products Fund           10.000000           14.336397              43.36%             76,866         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.638834           18.657454              12.13%             39,686         2004
Insurance Products Fund           10.000000           16.638834              66.39%              6,841         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.177260           14.407223               9.33%            223,647         2004
Variable Insurance                10.000000           13.177260              31.77%             27,376         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.402664           17.555543              21.89%             53,905         2004
Variable Insurance                10.000000           14.402664              44.03%             10,437         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.763401           16.068940              16.75%             32,352         2004
Variable Insurance                10.000000           13.763401              37.63%             22,366         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.509431               15.09%               73,229       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.761705           16.266338              18.20%              5,508         2004
International Value Fund:         10.000000           13.761705              37.62%              3,106         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.472337              14.72%             87,671         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.328349           16.333804              14.00%             23,906         2004
Index Fund: Class I - Q/NQ        10.000000           14.328349              43.28%              9,755         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.931120           12.938758               8.45%             57,966         2004
Income Bond Fund: Class I         10.000000           11.931120              19.31%             12,466         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.696081           19.806685              18.63%              6,952         2004
Emerging Markets Fund:            10.000000           16.696081              66.96%              4,735         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.739471              17.39%             20,866         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.249088           16.949603              18.95%                680         2004
Financial Services Fund:          10.000000           14.249088              42.49%                377         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.849764           14.674063               5.95%              6,087         2004
Health Sciences Fund:             10.000000           13.849764              38.50%              4,473         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.845351              -1.55%              6,333         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.296549           15.674717               2.47%              2,754         2004
Technology and                    10.000000           15.296549              52.97%              1,483         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           11.854188               8.54%              1,514         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.440545           15.875972              27.61%              1,355         2004
Utilities Fund: Class II -        10.000000           12.440545              24.41%              1,208         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.065763           10.238215               1.71%            140,901         2004
Government Bond Fund:             10.000000           10.065763               0.66%            123,118         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.747049           11.078342               3.08%            161,007         2004
Investor Destinations             10.000000           10.747049               7.47%             18,838         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.463419           12.099836               5.55%            270,252         2004
Investor Destinations             10.000000           11.463419              14.63%             50,259         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.230307           13.195663               7.89%            513,874         2004
Investor Destinations             10.000000           12.230307              22.30%            250,991         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.067345           14.427898              10.41%            145,781         2004
Investor Destinations             10.000000           13.067345              30.67%             38,122         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.738255           15.430298              13.32%             89,098         2004
Investor Destinations             10.000000           13.738255              37.38%             31,177         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.575565           14.271294              13.48%             25,944         2004
Growth Fund: Class II -           10.000000           12.575565              25.76%             12,433         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.916936            9.847439              -0.70%            141,620         2004
Market Fund: Class I -            10.000000            9.916936              -0.83%            106,497         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.140251           14.177151               7.89%              9,000         2004
Nationwide(R) Fund: Class II        10.000000           13.140251              31.40%              1,889         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.941071           16.497596              10.42%             14,975         2004
Growth Leaders Fund: Class        10.000000           14.941071              49.41%                218         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.758533           15.336796              11.47%              9,183         2004
Fund: Class II - Q/NQ             10.000000           13.758533              37.59%              1,830         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.733305           19.283784              15.24%             35,584         2004
Fund: Class II - Q/NQ             10.000000           16.733305              67.33%             13,335         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.667440           17.161314              17.00%             76,276         2004
Fund: Class II - Q/NQ             10.000000           14.667440              46.67%             28,688         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.631643           15.721293              15.33%            217,018         2004
Comstock Value Fund: Class        10.000000           13.631643              36.32%             60,088         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.922848           11.461997               4.94%             61,731         2004
Sector Bond Fund: Class I         10.000000           10.922848               9.23%             27,564         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.530862           12.299854               6.67%             36,232         2004
Balanced Portfolio:               10.000000           11.530862              15.31%             25,707         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.465371           14.474651              16.20%              6,431         2004
Portfolio: Service Shares         10.000000           12.465371              24.65%              2,757         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.382164              13.82%              1,988         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.399651           16.834176              16.91%              5,417         2004
International Growth              10.000000           14.399651              44.00%              5,770         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.178822           14.091268              15.70%             36,392         2004
Risk-Managed Core                 10.000000           12.178822              21.79%             10,393         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.622915           13.550739               7.35%            141,692         2004
Trust - MFS Investors             10.000000           12.622915              26.23%             23,821         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.112910           14.831129              13.10%             34,542         2004
Trust - MFS Value Series:         10.000000           13.112910              31.13%             16,798         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.558368           14.941199              10.20%              5,806         2004
Management Trust - AMT            10.000000           13.558368              35.58%                434         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.062877            9.989171              -0.73%            185,260         2004
Management Trust - AMT            10.000000           10.062877               0.63%             16,371         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.574042           14.371353              14.29%              5,787         2004
Management Trust - AMT            10.000000           12.574042              25.74%              4,379         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.250550           13.699252              11.58%             24,200         2004
Management Trust - AMT            10.000000           12.250550              22.51%              1,442         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.653538           14.338489               5.02%             81,166         2004
Account Funds -                   10.000000           13.653538              36.54%             15,334         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.526477              15.26%             67,107         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.138497           17.726536              17.10%             21,472         2004
Account Funds -                   10.000000           15.138497              51.38%             22,157         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.103355           12.962824               7.10%             32,026         2004
Account Funds -                   10.000000           12.103355              21.03%              8,972         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.113389           14.097983               7.51%             54,684         2004
Account Funds -                   10.000000           13.113389              31.13%             20,326         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.113211           17.741782              17.39%             21,085         2004
Account Funds -                   10.000000           15.113211              51.13%              2,339         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.300530           13.462337               9.45%             13,169         2004
Putnam VT Growth & Income         10.000000           12.300530              23.01%              3,270         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.670326           14.501533              14.45%             11,759         2004
Putnam VT International           10.000000           12.670326              26.70%              4,920         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.734923           12.140643               3.46%              9,093         2004
Putnam VT Voyager Fund:           10.000000           11.734923              17.35%              7,463         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.113318           10.367358               2.51%             96,299         2004
Institutional Funds, Inc.         10.000000           10.113318               1.13%             27,281         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.584719           13.645353               8.43%              9,531         2004
Institutional Funds, Inc.         10.000000           12.584719              25.85%              6,978         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.510360           18.108162              34.03%             60,555         2004
Institutional Funds, Inc.         10.000000           13.510360              35.10%             38,208         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 1.60%) (Variable account charges of 1.60% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            14.041976           15.314957               9.07%             11,126         2004
Funds - AIM V.I. Basic            10.000000           14.041976              40.42%              1,182         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.339769           13.957607               4.63%                690         2004
Funds - AIM V.I. Capital          10.000000           13.339769              33.40%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.940527           15.812072              13.43%              6,185         2004
Funds - AIM V.I. Capital          10.000000           13.940527              39.41%                217         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.662722           14.952834               9.44%             18,655         2004
Products Series Fund, Inc.        10.000000           13.662722              36.63%              6,547         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.766948           17.302381              17.17%             10,178         2004
Products Series Fund, Inc.        10.000000           14.766948              47.67%              4,254         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.442526           14.890772              10.77%              2,100         2004
Portfolios, Inc. -                10.000000           13.442526              34.43%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.959792           14.636650              12.94%              2,912         2004
Portfolios, Inc. -                10.000000           12.959792              29.60%                671         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.239611               12.40%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.013813           14.161712               8.82%              9,760         2004
Portfolios, Inc. -                10.000000           13.013813              30.14%              1,709         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.566392           15.241548              12.35%             10,354         2004
Portfolios, Inc. -                10.000000           13.566392              35.66%              3,055         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.391879           10.819794               4.12%             32,298         2004
Portfolios II, Inc. -             10.000000           10.391879               3.92%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.541108           17.439945              19.94%              4,413         2004
Portfolios - Small Cap            10.000000           14.541108              45.41%              3,936         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.282860           14.423465               8.59%             13,093         2004
Inc.: Service Shares - Q/NQ       10.000000           13.282860              32.83%              1,274         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.653727           13.048499               3.12%              7,510         2004
Investment Fund -                 10.000000           12.653727              26.54%              2,737         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.764492           15.040310               9.27%              1,534         2004
Investment Fund -                 10.000000           13.764492              37.64%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.296363           14.326726               7.75%                350         2004
- Federated American              10.000000           13.296363              32.96%                350         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.944483           13.643002               5.40%              3,978         2004
- Federated Capital               10.000000           12.944483              29.44%              4,047         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.236130           10.406737               1.67%             18,719         2004
- Federated Quality Bond          10.000000           10.236130               2.36%             20,028         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.695185           14.989922               9.45%             57,068         2004
Insurance Products Fund -         10.000000           13.695185              36.95%             30,464         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.837109           14.040855               1.47%             15,810         2004
Insurance Products Fund -         10.000000           13.837109              38.37%             17,031         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.780296           16.480203              11.50%              2,588         2004
Insurance Products Fund -         10.000000           14.780296              47.80%              3,825         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           11.014450               10.14%               10,910       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.354150           15.132524              13.32%             49,548         2004
Insurance Products Fund II        10.000000           13.354150              33.54%             17,430         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.294225           10.553929               2.52%             32,736         2004
Insurance Products Fund II        10.000000           10.294225               2.94%              5,833         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.323670           17.569807              22.66%             33,536         2004
Insurance Products Fund           10.000000           14.323670              43.24%             18,030         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.624081           18.621989              12.02%             10,427         2004
Insurance Products Fund           10.000000           16.624081              66.24%              4,733         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.165549           14.379808               9.22%             37,220         2004
Variable Insurance                10.000000           13.165549              31.66%             15,664         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.389863           17.522146              21.77%              7,330         2004
Variable Insurance                10.000000           14.389863              43.90%                467         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.751167           16.038366              16.63%             34,896         2004
Variable Insurance                10.000000           13.751167              37.51%             21,985         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.501699               15.02%               21,968       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.752384           16.238833              18.08%                950         2004
International Value Fund:         10.000000           13.752384              37.52%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.464644              14.65%              8,664         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.315619           16.302727              13.88%             13,832         2004
Index Fund: Class I - Q/NQ        10.000000           14.315619              43.16%              6,699         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.920518           12.914147               8.34%             18,171         2004
Income Bond Fund: Class I         10.000000           11.920518              19.21%             13,024         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.681255           19.769023              18.51%              7,404         2004
Emerging Markets Fund:            10.000000           16.681255              66.81%              3,272         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.731602              17.32%              4,452         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.236433           16.917366              18.83%                112         2004
Financial Services Fund:          10.000000           14.236433              42.36%                 47         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.837460           14.646138               5.84%              1,163         2004
Health Sciences Fund:             10.000000           13.837460              38.37%                 48         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.838727              -1.61%              1,074         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.282977           15.644906               2.37%              4,274         2004
Technology and                    10.000000           15.282977              52.83%                 43         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.846894               8.47%                830         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.429469           15.845755              27.49%              1,196         2004
Utilities Fund: Class II -        10.000000           12.429469              24.29%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.056798           10.218714               1.61%             13,812         2004
Government Bond Fund:             10.000000           10.056798               0.57%             22,869         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.737468           11.057226               2.98%             13,753         2004
Investor Destinations             10.000000           10.737468               7.37%              2,892         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.453215           12.076800               5.44%             66,675         2004
Investor Destinations             10.000000           11.453215              14.53%             16,976         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.219426           13.170541               7.78%             69,507         2004
Investor Destinations             10.000000           12.219426              22.19%             23,350         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.055735           14.400446              10.30%             29,857         2004
Investor Destinations             10.000000           13.055735              30.56%             14,679         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.726044           15.400938              12.20%             23,994         2004
Investor Destinations             10.000000           13.726044              37.26%             22,563         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.567045           14.247149              13.37%                512         2004
Growth Fund: Class II -           10.000000           12.567045              25.67%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.907723            9.828303              -0.80%             13,639         2004
Market Fund: Class I -            10.000000            9.907723              -0.92%             17,772         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.128576           14.150175               7.78%              6,169         2004
Nationwide(R) Fund: Class II        10.000000           13.128576              31.29%              6,169         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.927789           16.466194              10.31%              2,198         2004
Growth Leaders Fund: Class        10.000000           14.927789              49.28%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.746313           15.307615              11.36%                603         2004
Fund: Class II - Q/NQ             10.000000           13.746313              37.46%                 76         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.718464           19.247126              15.12%             18,595         2004
Fund: Class II - Q/NQ             10.000000           16.718464              67.18%             12,113         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.654395           17.128629              16.88%             14,990         2004
Fund: Class II - Q/NQ             10.000000           14.654395              46.54%             12,666         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.619525           15.691383              15.21%             40,204         2004
Comstock Value Fund: Class        10.000000           13.619525              36.20%             19,650         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.913127           11.440175               4.83%             15,361         2004
Sector Bond Fund: Class I         10.000000           10.913127               9.13%             10,118         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.520606           12.276441               6.56%                  0         2004
Balanced Portfolio:               10.000000           11.520606              15.21%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.454292           14.457079              16.08%              4,279         2004
Portfolio: Service Shares         10.000000           12.454292              25.54%              2,952         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.374522              13.75%                313         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.386862           16.802152              16.79%             14,040         2004
International Growth              10.000000           14.386862              43.87%             10,190         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.170561           14.067422              15.59%                  0         2004
Risk-Managed Core                 10.000000           12.170561              21.71%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.611711           13.524972               7.24%             27,200         2004
Trust - MFS Investors             10.000000           12.611711              26.12%             10,324         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.101256           14.802915              12.99%              8,573         2004
Trust - MFS Value Series:         10.000000           13.101256              31.01%              6,046         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.546314           14.912765              10.09%              3,169         2004
Management Trust - AMT            10.000000           13.546314              35.46%              2,124         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.053922            9.970148              -0.83%             22,626         2004
Management Trust - AMT            10.000000           10.053922               0.54%              8,143         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.561301           14.342226              14.18%              4,554         2004
Management Trust - AMT            10.000000           12.561301              25.61%              1,399         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.242250           13.646139              11.47%              1,761         2004
Management Trust - AMT            10.000000           12.242250              22.42%              1,299         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.641397           14.311213               4.91%             17,123         2004
Account Funds -                   10.000000           13.641397              36.41%             15,154         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.518744              15.19%              6,522         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.125050           17.692814              16.98%              6,897         2004
Account Funds -                   10.000000           15.125050              51.25%              4,169         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.092593           12.938142               6.99%             27,074         2004
Account Funds -                   10.000000           12.092593              20.93%              9,080         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.101729           14.071167               7.40%             17,171         2004
Account Funds -                   10.000000           13.101729              31.02%              3,101         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.099793           17.708055              17.27%              2,721         2004
Account Funds -                   10.000000           15.099793              51.00%                993         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.292191           13.439563               9.33%                  0         2004
Putnam VT Growth & Income         10.000000           12.292191              22.92%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.661737           14.477008              14.34%                  0         2004
Putnam VT International           10.000000           12.661737              26.62%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.726971           12.120096               3.35%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.726971              17.27%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.106459           10.349803               2.41%              9,107         2004
Institutional Funds, Inc.         10.000000           10.106459               1.06%                696         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.571945           13.617677               8.32%              3,627         2004
Institutional Funds, Inc.         10.000000           12.571945              25.72%              1,128         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.496647           18.071423              33.90%             18,940         2004
Institutional Funds, Inc.         10.000000           13.496647              34.97%              8,865         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 1.70%) (Variable account charges of 1.70% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            14.029489           15.285794               8.95%             93,037         2004
Funds - AIM V.I. Basic            10.000000           14.029489              40.29%             42,189         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.327906           13.931024               4.53%             20,650         2004
Funds - AIM V.I. Capital          10.000000           13.327906              33.28%             14,207         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.928124           15.781943              13.31%              4,141         2004
Funds - AIM V.I. Capital          10.000000           13.928124              39.28%              1,838         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.650578           14.924373               9.33%             66,547         2004
Products Series Fund, Inc.        10.000000           13.650578              36.51%             54,652         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.753808           17.269419              17.05%             38,022         2004
Products Series Fund, Inc.        10.000000           14.753808              47.54%             31,007         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.430573           14.862410              10.66%              9,315         2004
Portfolios, Inc. -                10.000000           13.430573              34.31%              8,076         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.948252           14.608746              12.82%              5,432         2004
Portfolios, Inc. -                10.000000           12.948252              29.48%              4,478         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.232049               12.32%                  591       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.002232           14.134733               8.71%             38,675         2004
Portfolios, Inc. -                10.000000           13.002232              30.02%             10,608         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.554322           15.212510              12.23%             44,539         2004
Portfolios, Inc. -                10.000000           13.554322              35.54%             17,862         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.381319           10.797814               4.01%             39,660         2004
Portfolios II, Inc. -             10.000000           10.381319               3.81%              4,982         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.528180           17.406733              19.81%             14,711         2004
Portfolios - Small Cap            10.000000           14.528180              45.28%              2,512         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.271042           14.395982               8.48%             28,219         2004
Inc.: Service Shares - Q/NQ       10.000000           13.271042              32.71%             11,617         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.642473           13.023645               3.02%              4,195         2004
Investment Fund -                 10.000000           12.642473              26.42%              1,257         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.752253           15.011664               9.16%              9,244         2004
Investment Fund -                 10.000000           13.752253              37.52%              5,995         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.284540           14.299453               7.64%              3,365         2004
- Federated American              10.000000           13.284540              32.85%                350         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.932963           13.617010               5.29%              2,004         2004
- Federated Capital               10.000000           12.932963              29.33%              1,823         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.227007           10.386894               1.56%             70,888         2004
- Federated Quality Bond          10.000000           10.227007               2.27%             37,128         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.683001           14.961372               9.34%             74,467         2004
Insurance Products Fund -         10.000000           13.683001              36.83%             26,777         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.824807           14.014115               1.37%             45,786         2004
Insurance Products Fund -         10.000000           13.824807              38.25%             40,594         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.767132           16.448793              11.39%             21,056         2004
Insurance Products Fund -         10.000000           14.767132              47.67%             20,774         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000            11.007058              10.07%               42,988       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.342259           15.103695              13.20%            178,885         2004
Insurance Products Fund II        10.000000           13.342259              33.42%             40,399         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.285049           10.533806               2.42%             29,536         2004
Insurance Products Fund II        10.000000           10.285049               2.85%             15,370         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.310920           17.536354              22.54%             71,966         2004
Insurance Products Fund           10.000000           14.310920              43.11%             22,993         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.609312           18.586546              11.90%             15,295         2004
Insurance Products Fund           10.000000           16.609312              66.09%              6,379         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.153838           14.352427               9.11%             66,941         2004
Variable Insurance                10.000000           13.153838              31.54%             21,709         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.377069           17.488770              21.64%             40,156         2004
Variable Insurance                10.000000           14.377069              43.77%             14,401         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.738938           16.007833              16.51%             27,321         2004
Variable Insurance                10.000000           13.738938              37.39%             22,029         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.493980               14.94%               32,011       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.743055           16.211333              17.96%              3,468         2004
International Value Fund:         10.000000           13.743055              37.43%              2,961         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.456941              14.57%             13,230         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.302891           16.271674              13.76%             40,567         2004
Index Fund: Class I - Q/NQ        10.000000           14.302891              43.03%             26,194         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.909907           12.889538               8.23%             35,220         2004
Income Bond Fund: Class I         10.000000           11.909907              19.10%             25,706         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.666436           19.731390              18.39%              3,657         2004
Emerging Markets Fund:            10.000000           16.666436              66.66%              3,005         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.723703              17.24%              8,394         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.223768           16.885141              18.71%              2,053         2004
Financial Services Fund:          10.000000           14.223768              42.24%              2,041         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.825156           14.618242               5.74%              9,492         2004
Health Sciences Fund:             10.000000           13.825156              38.25%              7,470         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.832124              -1.68%              6,307         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.269390           15.615119               2.26%              2,758         2004
Technology and                    10.000000           15.269390              52.69%              2,177         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.839607               8.40%              6,367         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.418412           15.815578              27.36%              3,375         2004
Utilities Fund: Class II -        10.000000           12.418412              24.18%              3,798         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.047839           10.199242               1.51%             28,637         2004
Government Bond Fund:             10.000000           10.047839               0.48%             17,401         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.727911           11.036156               2.87%             24,974         2004
Investor Destinations             10.000000           10.727911               7.28%             12,391         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.443024           12.053788               5.34%            130,266         2004
Investor Destinations             10.000000           11.443024              14.43%             59,653         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.208544           13.145442               7.67%            372,967         2004
Investor Destinations             10.000000           12.208544              22.09%             37,067         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.044111           14.373021              10.19%            137,962         2004
Investor Destinations             10.000000           13.044111              30.44%             33,370         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.713835           15.371603              12.09%             21,270         2004
Investor Destinations             10.000000           13.713835              37.14%              5,998         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.558517           14.223018              13.25%             17,966         2004
Growth Fund: Class II -           10.000000           12.558517              25.59%              2,305         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.898507            9.809182              -0.90%             43,618         2004
Market Fund: Class I -            10.000000            9.898507              -1.01%             10,530         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.116888           14.123216               7.67%              1,881         2004
Nationwide(R) Fund: Class II        10.000000           13.116888              31.17%                 88         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.914523           16.434862              10.19%              8,873         2004
Growth Leaders Fund: Class        10.000000           14.914523              49.15%              2,014         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.734078           15.278441              11.24%             22,898         2004
Fund: Class II - Q/NQ             10.000000           13.734078              37.34%             14,069         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.703594           19.210467              15.01%             20,554         2004
Fund: Class II - Q/NQ             10.000000           16.703594              67.04%             13,383         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.641372           17.096036              16.77%             47,592         2004
Fund: Class II - Q/NQ             10.000000           14.641372              46.41%             17,145         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.607406           15.661506              15.10%            105,385         2004
Comstock Value Fund: Class        10.000000           13.607406              36.07%             43,854         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.903410           11.418383               4.72%             33,847         2004
Sector Bond Fund: Class I         10.000000           10.903410               9.03%             19,636         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.510347           12.253040               6.45%             14,015         2004
Balanced Portfolio:               10.000000           11.510347              15.10%              7,312         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.443207           14.429549              15.96%             41,233         2004
Portfolio: Service Shares         10.000000           12.443207              24.43%             20,311         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.374069           16.770150              16.67%              9,702         2004
International Growth              10.000000           14.374069              43.74%              3,890         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.366872              13.67%              5,885         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.162319           14.043607              15.47%              4,019         2004
Risk-Managed Core                 10.000000           12.162319              21.62%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.600490           13.499205               7.13%             33,552         2004
Trust - MFS Investors             10.000000           12.600490              26.00%             24,194         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.089582           14.774696              12.87%             20,825         2004
Trust - MFS Value Series:         10.000000           13.089582              30.90%              8,814         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.534262           14.884370               9.98%              2,251         2004
Management Trust - AMT            10.000000           13.534262              35.34%              1,819         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.044958            9.951131              -0.93%             55,269         2004
Management Trust - AMT            10.000000           10.044958               0.45%             28,022         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.548541           14.313092              14.06%             18,696         2004
Management Trust - AMT            10.000000           12.548541              25.49%             10,178         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.233952           13.623033              11.35%              7,684         2004
Management Trust - AMT            10.000000           12.233952              22.34%              2,508         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.629267           14.283954               4.80%             30,501         2004
Account Funds -                   10.000000           13.629267              36.29%              9,110         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.511004              15.11%             30,360         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.111597           17.659123              16.86%             17,309         2004
Account Funds -                   10.000000           15.111597              51.12%             14,946         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.081836           12.913506               6.88%             24,387         2004
Account Funds -                   10.000000           12.081836              20.82%             12,114         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.090067           14.044359               7.29%             54,609         2004
Account Funds -                   10.000000           13.090067              30.90%             23,730         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.086384           17.674345              17.15%             14,265         2004
Account Funds -                   10.000000           15.086384              50.86%              7,800         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.283848           13.416801               9.22%              1,243         2004
Putnam VT Growth & Income         10.000000           12.283848              22.84%              1,946         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.653145           14.452492              14.22%              6,051         2004
Putnam VT International           10.000000           12.653145              26.53%              8,803         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.719017           12.099565               3.25%              2,263         2004
Putnam VT Voyager Fund:           10.000000           11.719017              17.19%                471         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.099592           10.332268               2.30%             14,470         2004
Institutional Funds, Inc.         10.000000           10.099592               1.00%              6,630         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.559190           13.590037               8.21%              3,639         2004
Institutional Funds, Inc.         10.000000           12.559190              25.59%                519         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.482966           18.034774              33.76%             18,913         2004
Institutional Funds, Inc.         10.000000           13.482966              34.83%              6,581         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 1.80%) (Variable account charges of 1.80% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            14.016990           15.256637               8.84%            108,192         2004
Funds - AIM V.I. Basic            10.000000           14.016990              40.17%             72,595         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.316033           13.904454               4.42%              3,735         2004
Funds - AIM V.I. Capital          10.000000           13.316033              33.16%              5,820         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.915742           15.751883              13.19%              3,592         2004
Funds - AIM V.I. Capital          10.000000           13.915742              39.16%                600         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.638413           14.895904               9.22%             72,709         2004
Products Series Fund, Inc.        10.000000           13.638413              36.38%             46,955         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.740687           17.236512              16.93%             56,844         2004
Products Series Fund, Inc.        10.000000           14.740687              47.41%             38,798         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.418600           14.834062              10.55%             13,860         2004
Portfolios, Inc. -                10.000000           13.418600              34.19%             11,965         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.936733           14.580903              12.71%              2,525         2004
Portfolios, Inc. -                10.000000           12.936733              29.37%                916         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.224493               12.24%                  965       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.990651           14.107788               8.60%             13,515         2004
Portfolios, Inc. -                10.000000           12.990651              29.91%              5,985         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.542256           15.183516              12.12%             32,410         2004
Portfolios, Inc. -                10.000000           13.542256              35.42%              3,970         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.370757           10.775856               3.91%             70,238         2004
Portfolios II, Inc. -             10.000000           10.370757               3.71%              3,468         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.515251           17.373568              19.69%             10,026         2004
Portfolios - Small Cap            10.000000           14.515251              45.15%              2,887         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.259231           14.368549               8.37%             18,759         2004
Inc.: Service Shares - Q/NQ       10.000000           13.259231              32.59%              4,763         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.631214           12.998806               2.91%              5,573         2004
Investment Fund -                 10.000000           12.631214              26.31%              1,954         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.740007           14.983039               9.05%              8,585         2004
Investment Fund -                 10.000000           13.740007              37.40%              2,982         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.272703           14.272175               7.53%              1,633         2004
- Federated American              10.000000           13.272703              32.73%              1,158         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.921451           13.591048               5.18%                661         2004
- Federated Capital               10.000000           12.921451              29.21%             14,988         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.217883           10.367069               1.46%             78,510         2004
- Federated Quality Bond          10.000000           10.217883               2.18%             66,715         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.670820           14.932866               9.23%            101,377         2004
Insurance Products Fund -         10.000000           13.670820              36.71%             41,970         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.812504           13.987398               1.27%             79,616         2004
Insurance Products Fund -         10.000000           13.812504              38.13%             65,424         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.753996           16.417462              11.27%             18,957         2004
Insurance Products Fund -         10.000000           14.753996              47.54%             14,490         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.999651               10.00%               18,039       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.330385           15.074909              13.09%            136,209         2004
Insurance Products Fund II        10.000000           13.330385              33.30%             57,387         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.275874           10.513713               2.31%             15,543         2004
Insurance Products Fund II        10.000000           10.275874               2.76%              8,332         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.298178           17.502931              22.41%             80,907         2004
Insurance Products Fund           10.000000           14.298178              42.98%             41,787         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.594524           18.551112              11.79%             14,404         2004
Insurance Products Fund           10.000000           16.594524              65.95%              6,905         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.142118           14.325045               9.00%            109,217         2004
Variable Insurance                10.000000           13.142118              31.42%             34,865         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.364281           17.455454              21.52%             12,852         2004
Variable Insurance                10.000000           14.364281              43.64%              4,105         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.726705           15.977318              16.40%             38,473         2004
Variable Insurance                10.000000           13.726705              37.27%             36,165         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.486259               14.86%               32,841       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.733726           16.183856              17.84%              5,246         2004
International Value Fund:         10.000000           13.733726              37.34%              1,387         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.449228              14.49%             10,311         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.290151           16.240650              13.65%             20,730         2004
Index Fund: Class I - Q/NQ        10.000000           14.290151              42.90%              9,335         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.899285           12.864955               8.12%             32,087         2004
Income Bond Fund: Class I         10.000000           11.899285              18.99%             11,973         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.651616           19.693802              18.27%              5,921         2004
Emerging Markets Fund:            10.000000           16.651616              66.52%              6,465         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.715831              17.16%                990         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.211109           16.852973              18.59%              1,218         2004
Financial Services Fund:          10.000000           14.211109              42.11%                915         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.812834           14.590363               5.63%              2,821         2004
Health Sciences Fund:             10.000000           13.812834              38.13%              2,294         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.825503              -1.74%                 64         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.255822           15.585378               2.16%              4,507         2004
Technology and                    10.000000           15.255822              52.56%              8,654         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.832314               8.32%              6,870         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.407351           15.785444              27.23%              1,574         2004
Utilities Fund: Class II -        10.000000           12.407351              24.07%              1,574         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.038872           10.179763               1.40%             31,502         2004
Government Bond Fund:             10.000000           10.038872               0.39%             39,935         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.718341           11.015097               2.77%             49,245         2004
Investor Destinations             10.000000           10.718341               7.18%             48,273         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.432830           12.030792               5.23%             70,844         2004
Investor Destinations             10.000000           11.432830              14.33%             27,219         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.197676           13.120388               7.56%            165,556         2004
Investor Destinations             10.000000           12.197676              21.98%             79,394         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.032501           14.345619              10.08%            139,967         2004
Investor Destinations             10.000000           13.032501              30.33%             60,363         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.701620           15.342293              11.97%             28,584         2004
Investor Destinations             10.000000           13.701620              37.02%             10,594         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.550000           14.198902              13.14%              9,570         2004
Growth Fund: Class II -           10.000000           12.550000              25.50%              1,860         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.889293            9.790082              -1.00%             51,724         2004
Market Fund: Class I -            10.000000            9.889293              -1.11%             52,371         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.105211           14.096285               7.56%             18,722         2004
Nationwide(R) Fund: Class II        10.000000           13.105211              31.05%             15,497         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.901257           16.403535              10.08%             17,439         2004
Growth Leaders Fund: Class        10.000000           14.901257              49.01%             15,352         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.721857           15.249341              11.13%              7,598         2004
Fund: Class II - Q/NQ             10.000000           13.721857              37.22%              6,990         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.688734           19.173862              14.89%             24,835         2004
Fund: Class II - Q/NQ             10.000000           16.688734              66.89%             10,267         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.628336           17.063461              16.65%             37,464         2004
Fund: Class II - Q/NQ             10.000000           14.628336              46.28%             15,404         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.595292           15.631642              14.98%             63,136         2004
Comstock Value Fund: Class        10.000000           13.595292              35.95%             26,548         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.893681           11.396583               4.62%             29,561         2004
Sector Bond Fund: Class I         10.000000           10.893681               8.94%             23,171         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.500087           12.229660               6.34%             16,011         2004
Balanced Portfolio:               10.000000           11.500087              15.00%              3,784         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.432126           14.402045              15.85%             20,844         2004
Portfolio: Service Shares         10.000000           12.432126              24.32%             10,799         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.361268           16.738188              16.55%             12,385         2004
International Growth              10.000000           14.361268              43.61%             12,239         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.359225              13.59%              2,505         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.154059           14.019804              15.35%                250         2004
Risk-Managed Core                 10.000000           12.154059              21.54%                152         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.589263           13.473465               7.02%             31,819         2004
Trust - MFS Investors             10.000000           12.589263              25.89%             17,960         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.077936           14.746550              12.76%              9,097         2004
Trust - MFS Value Series:         10.000000           13.077936              30.78%              5,586         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.522216           14.855998               9.86%              3,703         2004
Management Trust - AMT            10.000000           13.522216              35.22%              1,689         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.036005            9.932152              -1.03%             18,766         2004
Management Trust - AMT            10.000000           10.036005               0.36%             16,608         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.535795           14.284018              13.95%             26,249         2004
Management Trust - AMT            10.000000           12.535795              25.36%             18,979         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.225637           13.599927              11.24%              1,168         2004
Management Trust - AMT            10.000000           12.225637              22.26%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.617132           14.256716               4.70%             60,135         2004
Account Funds -                   10.000000           13.617132              36.17%             27,594         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.503272              15.03%             21,822         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.098167           17.625493              16.74%             48,066         2004
Account Funds -                   10.000000           15.098167              50.98%             22,401         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.071064           12.888862               6.77%             12,017         2004
Account Funds -                   10.000000           12.071064              20.71%              8,046         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.078404           14.017578               7.18%             48,432         2004
Account Funds -                   10.000000           13.078404              30.78%             17,296         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.072953           17.640670              17.04%             22,947         2004
Account Funds -                   10.000000           15.072953              50.73%             18,092         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.275514           13.394064               9.11%             10,036         2004
Putnam VT Growth & Income         10.000000           12.275514              22.76%              4,093         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.644552           14.427990              14.10%              7,583         2004
Putnam VT International           10.000000           12.644552              26.45%             11,554         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.711064           12.079069               3.14%              2,435         2004
Putnam VT Voyager Fund:           10.000000           11.711064              17.11%              1,867         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.092718           10.314724               2.20%              9,067         2004
Institutional Funds, Inc.         10.000000           10.092718               0.93%              7,000         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.546417           13.562397               8.10%              2,863         2004
Institutional Funds, Inc.         10.000000           12.546417              25.46%              3,065         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.469260           17.998124              33.62%             30,052         2004
Institutional Funds, Inc.         10.000000           13.469260              34.69%             16,494         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 1.85%) (Variable account charges of 1.85% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            14.010752           15.242090               8.79%             12,318         2004
Funds - AIM V.I. Basic            10.000000           14.010752              40.11%              1,203         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.310109           13.891196               4.37%              3,564         2004
Funds - AIM V.I. Capital          10.000000           13.310109              33.10%              3,675         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.909528           15.736819              13.14%                277         2004
Funds - AIM V.I. Capital          10.000000           13.909528              39.10%                277         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.632334           14.881685               9.16%              3,603         2004
Products Series Fund, Inc.        10.000000           13.632334              36.32%              7,719         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.734107           17.220056              16.87%              6,562         2004
Products Series Fund, Inc.        10.000000           14.734107              47.34%              1,797         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.412628           14.819911              10.49%                  0         2004
Portfolios, Inc. -                10.000000           13.412628              34.13%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.930963           14.566989              12.65%                864         2004
Portfolios, Inc. -                10.000000           12.930963              29.31%                359         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.220714               12.21%                5,375       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.984862           14.094317               8.54%             12,943         2004
Portfolios, Inc. -                10.000000           12.984862              29.85%              6,533         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.536215           15.169005              12.06%              9,403         2004
Portfolios, Inc. -                10.000000           13.536215              35.36%              7,311         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.365477           10.764887               3.85%              6,036         2004
Portfolios II, Inc. -             10.000000           10.365477               3.65%                475         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.508790           17.356994              19.63%              3,376         2004
Portfolios - Small Cap            10.000000           14.508790              45.09%              1,823         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.253320           14.354842               8.31%              3,450         2004
Inc.: Service Shares - Q/NQ       10.000000           13.253320              32.53%              5,769         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.625572           12.986389               2.86%              4,083         2004
Investment Fund -                 10.000000           12.625572              26.26%              4,212         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.733890           14.968748               8.99%                  0         2004
Investment Fund -                 10.000000           13.733890              37.34%              1,275         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.266794           14.258559               7.48%                  0         2004
- Federated American              10.000000           13.266794              32.67%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.915694           13.578075               5.13%              1,955         2004
- Federated Capital               10.000000           12.915694              29.16%              1,493         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.213311           10.357156               1.41%                169         2004
- Federated Quality Bond          10.000000           10.213311               2.13%              7,560         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.664733           14.918610               9.18%             31,013         2004
Insurance Products Fund -         10.000000           13.664733              36.65%              9,136         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.806339           13.974030               1.21%              4,348         2004
Insurance Products Fund -         10.000000           13.806339              38.06%              5,829         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.747430           16.401788              11.22%                  0         2004
Insurance Products Fund -         10.000000           14.747430              47.47%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.995945                9.96%                8,214       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.324455           15.060528              13.03%             40,750         2004
Insurance Products Fund II        10.000000           13.324455              33.24%              3,371         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.271299           10.503682               2.26%              7,682         2004
Insurance Products Fund II        10.000000           10.271299               2.71%                998         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.291814           17.486236              22.35%             43,800         2004
Insurance Products Fund           10.000000           14.291814              42.92%                963         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.587140           18.533418              11.73%              1,669         2004
Insurance Products Fund           10.000000           16.587140              65.87%              4,763         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.136268           14.311386               8.95%             75,470         2004
Variable Insurance                10.000000           13.136268              31.36%              2,132         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.357875           17.438799              21.46%              4,499         2004
Variable Insurance                10.000000           14.357875              43.58%                453         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.720588           15.962062              16.34%                  0         2004
Variable Insurance                10.000000           13.720588              37.21%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.482386               14.82%                9,617       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.729071           16.170138              17.78%                819         2004
International Value Fund:         10.000000           13.729071              37.29%                342         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.445372              14.45%             11,550         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.283788           16.225157              13.59%              3,197         2004
Index Fund: Class I - Q/NQ        10.000000           14.283788              42.84%              5,558         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.893980           12.852665               8.06%              8,764         2004
Income Bond Fund: Class I         10.000000           11.893980              18.94%                117         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.644208           19.675015              18.21%              1,048         2004
Emerging Markets Fund:            10.000000           16.644208              66.44%                231         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.711869              17.12%             10,970         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.204772           16.836874              18.53%                  0         2004
Financial Services Fund:          10.000000           14.204772              42.05%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.806681           14.576433               5.58%              1,883         2004
Health Sciences Fund:             10.000000           13.806681              38.07%                775         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.822186              -1.78%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.249015           15.570503               2.11%                  0         2004
Technology and                    10.000000           15.249015              52.49%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.828670               8.29%              2,773         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.401814           15.770374              27.16%                  0         2004
Utilities Fund: Class II -        10.000000           12.401814              24.02%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.034393           10.170039               1.35%              8,486         2004
Government Bond Fund:             10.000000           10.034393               0.34%              2,412         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.713558           11.004575               2.72%             11,035         2004
Investor Destinations             10.000000           10.713558               7.14%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.427726           12.019327               5.18%              9,256         2004
Investor Destinations             10.000000           11.427726              14.28%              5,452         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.192229           13.107851               7.51%             94,115         2004
Investor Destinations             10.000000           12.192229              21.92%              2,107         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.026688           14.331913              10.02%             17,373         2004
Investor Destinations             10.000000           13.026688              30.27%             16,951         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.695527           15.327674              11.92%              7,287         2004
Investor Destinations             10.000000           13.695527              36.96%              2,069         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.545735           14.186862              13.08%              1,256         2004
Growth Fund: Class II -           10.000000           12.545735              25.46%              1,256         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.884687            9.780540              -1.05%             16,867         2004
Market Fund: Class I -            10.000000            9.884687              -1.15%              4,940         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.099371           14.082839               7.51%             12,044         2004
Nationwide(R) Fund: Class II        10.000000           13.099371              30.99%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.894613           16.387865              10.03%              1,883         2004
Growth Leaders Fund: Class        10.000000           14.894613              48.95%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.715748           15.234783              11.08%                 84         2004
Fund: Class II - Q/NQ             10.000000           13.715748              37.16%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.681315           19.155578              14.83%                 67         2004
Fund: Class II - Q/NQ             10.000000           16.681315              66.81%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.621826           17.047183              16.59%              3,709         2004
Fund: Class II - Q/NQ             10.000000           14.621826              46.22%                649         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.589226           15.616715              14.92%             24,925         2004
Comstock Value Fund: Class        10.000000           13.589226              35.89%             10,675         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.888817           11.385690               4.56%              2,106         2004
Sector Bond Fund: Class I         10.000000           10.888817               8.89%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.494958           12.217979               6.29%                  0         2004
Balanced Portfolio:               10.000000           11.494958              14.95%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.426582           14.388282              15.79%                139         2004
Portfolio: Service Shares         10.000000           12.426582              24.27%                 57         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.354875           16.722219              16.49%                  0         2004
International Growth              10.000000           14.354875              43.55%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.355399              13.55%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.149928           14.007907              15.29%                  0         2004
Risk-Managed Core                 10.000000           12.149928              21.50%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.583644           13.460591               6.97%              5,756         2004
Trust - MFS Investors             10.000000           12.583644              25.84%              5,555         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.072099           14.732461              12.70%                749         2004
Trust - MFS Value Series:         10.000000           13.072099              30.72%              5,600         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.516188           14.841809               9.81%                  0         2004
Management Trust - AMT            10.000000           13.516188              35.16%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.031522            9.922647              -1.09%              2,011         2004
Management Trust - AMT            10.000000           10.031522               0.32%              3,985         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.529424           14.269491              13.89%              3,366         2004
Management Trust - AMT            10.000000           12.529424              25.29%              1,940         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.221487           13.588384              11.18%              1,973         2004
Management Trust - AMT            10.000000           12.221487              22.21%              5,194         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.611063           14.243117               4.64%              6,150         2004
Account Funds -                   10.000000           13.611063              36.11%              1,456         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.499389              14.99%              5,331         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.091431           17.608662              16.68%              5,979         2004
Account Funds -                   10.000000           15.091431              50.91%              1,740         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.065688           12.876571               6.72%             55,140         2004
Account Funds -                   10.000000           12.065688              20.66%                224         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.072585           14.004211               7.13%             23,029         2004
Account Funds -                   10.000000           13.072585              30.73%              2,389         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.066242           17.623824              16.98%              9,198         2004
Account Funds -                   10.000000           15.066242              50.66%              1,487         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.271349           13.382696               9.06%              3,030         2004
Putnam VT Growth & Income         10.000000           12.271349              22.71%                368         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.640252           14.415757              14.05%                  0         2004
Putnam VT International           10.000000           12.640252              26.40%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.707077           12.068798               3.09%             13,880         2004
Putnam VT Voyager Fund:           10.000000           11.707077              17.07%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.089289           10.305973               2.15%              8,989         2004
Institutional Funds, Inc.         10.000000           10.089289               0.89%                 81         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.540033           13.548609               8.04%                183         2004
Institutional Funds, Inc.         10.000000           12.540033              25.40%                183         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.462423           17.979835              33.56%             20,546         2004
Institutional Funds, Inc.         10.000000           13.462423              34.62%                235         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 1.90%) (Variable account charges of 1.90% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            14.004498           15.227522               8.73%             14,719         2004
Funds - AIM V.I. Basic            10.000000           14.004498              40.04%              4,834         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.304174           13.877928               4.31%              2,476         2004
Funds - AIM V.I. Capital          10.000000           13.304174              33.04%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.903325           15.721785              13.08%              2,306         2004
Funds - AIM V.I. Capital          10.000000           13.903325              39.03%                852         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.626250           14.867466               9.11%              7,101         2004
Products Series Fund, Inc.        10.000000           13.626250              36.26%              6,782         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.727543           17.203603              16.81%              2,137         2004
Products Series Fund, Inc.        10.000000           14.727543              47.28%              2,081         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.406642           14.805759              10.44%              6,249         2004
Portfolios, Inc. -                10.000000           13.406642              34.07%              4,011         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.925188           14.553074              12.59%              1,288         2004
Portfolios, Inc. -                10.000000           12.925188              29.25%                950         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.216941               12.17%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.979076           14.080863               8.49%              6,530         2004
Portfolios, Inc. -                10.000000           12.979076              29.79%                108         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.530178           15.154532              12.01%              6,107         2004
Portfolios, Inc. -                10.000000           13.530178              35.30%              2,243         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.360197           10.753920               3.80%             14,600         2004
Portfolios II, Inc. -             10.000000           10.360197               3.60%              5,094         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.502323           17.340425              19.57%              4,888         2004
Portfolios - Small Cap            10.000000           14.502323              45.02%                342         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.247418           14.341131               8.26%             22,488         2004
Inc.: Service Shares - Q/NQ       10.000000           13.247418              32.47%              8,993         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.619952           12.973992               2.81%              6,327         2004
Investment Fund -                 10.000000           12.619952              26.20%                337         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.727773           14.954456               8.94%                940         2004
Investment Fund -                 10.000000           13.727773              37.28%                741         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.260877           14.244936               7.42%              5,714         2004
- Federated American              10.000000           13.260877              32.61%              2,473         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.909925           13.565101               5.07%              1,710         2004
- Federated Capital               10.000000           12.909925              29.10%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.208760           10.347262               1.36%              7,159         2004
- Federated Quality Bond          10.000000           10.208760               2.09%              4,731         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.658630           14.904344               9.12%             26,655         2004
Insurance Products Fund -         10.000000           13.658630              36.59%              7,158         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.800194           13.960697               1.16%             15,567         2004
Insurance Products Fund -         10.000000           13.800194              38.00%              2,994         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.740847           16.386129              11.16%              5,239         2004
Insurance Products Fund -         10.000000           14.740847              47.41%                549         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.992242                9.92%               17,169       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.318501           15.046148              12.97%             46,414         2004
Insurance Products Fund II        10.000000           13.318501              33.19%              8,795         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.266703           10.493632               2.21%              9,106         2004
Insurance Products Fund II        10.000000           10.266703               2.67%              1,113         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.285435           17.469531              22.29%             10,699         2004
Insurance Products Fund           10.000000           14.285435              42.85%              2,020         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.579749           18.515721              11.68%              6,054         2004
Insurance Products Fund           10.000000           16.579749              65.80%              3,422         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.130408           14.297719               8.89%             26,297         2004
Variable Insurance                10.000000           13.130408              31.30%              4,411         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.351480           17.422161              21.40%              8,981         2004
Variable Insurance                10.000000           14.351480              43.51%              1,858         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.714467           15.946817              16.28%              9,961         2004
Variable Insurance                10.000000           13.714467              37.14%              6,232         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.478526               14.79%               10,233       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.724397           16.156405              17.72%              3,202         2004
International Value Fund:         10.000000           13.724397              37.24%                349         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.441520              14.42%             14,552         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.277420           16.209651              13.53%              9,202         2004
Index Fund: Class I - Q/NQ        10.000000           14.277420              42.77%                495         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.888673           12.840387               8.01%              5,642         2004
Income Bond Fund: Class I         10.000000           11.888673              18.89%              5,069         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.636793           19.656249              18.15%              7,120         2004
Emerging Markets Fund:            10.000000           16.636793              66.37%              4,416         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.707931              17.08%              3,440         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.198438           16.820811              18.47%                  0         2004
Financial Services Fund:          10.000000           14.198438              41.98%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.800526           14.562515               5.52%              1,658         2004
Health Sciences Fund:             10.000000           13.800526              38.01%              1,884         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.818878              -1.81%              2,628         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.242217           15.555628               2.06%              5,624         2004
Technology and                    10.000000           15.242217              52.42%              2,713         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.825020               8.25%              3,302         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.396272           15.755305              27.10%                  0         2004
Utilities Fund: Class II -        10.000000           12.396272              23.96%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.029912           10.160331               1.30%              7,975         2004
Government Bond Fund:             10.000000           10.029912               0.30%              1,100         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.708779           10.994065               2.66%             16,240         2004
Investor Destinations             10.000000           10.708779               7.09%             16,792         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.422629           12.007837               5.12%             14,914         2004
Investor Destinations             10.000000           11.422629              14.23%              2,732         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.186797           13.095335               7.46%             80,159         2004
Investor Destinations             10.000000           12.186797              21.87%             18,756         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.020880           14.318239               9.96%             38,985         2004
Investor Destinations             10.000000           13.020880              30.21%             18,070         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.689404           15.313030              11.86%              5,587         2004
Investor Destinations             10.000000           13.689404              36.89%              1,410         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.541472           14.174797              13.02%              8,184         2004
Growth Fund: Class II -           10.000000           12.541472              25.41%              2,170         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.880078            9.770998              -1.10%              9,138         2004
Market Fund: Class I -            10.000000            9.880078              -1.20%             15,592         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.093531           14.069386               7.45%             12,293         2004
Nationwide(R) Fund: Class II        10.000000           13.093531              30.94%             10,532         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.887980           16.372223               9.97%             15,015         2004
Growth Leaders Fund: Class        10.000000           14.887980              48.88%             13,410         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.709636           15.220250              11.02%              5,591         2004
Fund: Class II - Q/NQ             10.000000           13.709636              37.10%                864         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.673885           19.137305              14.77%             10,737         2004
Fund: Class II - Q/NQ             10.000000           16.673885              66.74%              5,262         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.615310           17.030906              16.53%             26,114         2004
Fund: Class II - Q/NQ             10.000000           14.615310              46.15%             14,198         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.583167           15.601811              14.86%             32,408         2004
Comstock Value Fund: Class        10.000000           13.583167              35.83%              1,956         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.883959           11.374821               4.51%              2,478         2004
Sector Bond Fund: Class I         10.000000           10.883959               8.84%              2,132         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.489832           12.206327               6.24%                345         2004
Balanced Portfolio:               10.000000           11.489832              14.90%                345         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.421034           14.374535              15.73%              1,721         2004
Portfolio: Service Shares         10.000000           12.421034              24.21%              1,721         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.348466           16.706250              16.43%                  0         2004
International Growth              10.000000           14.348466              43.48%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.351574              13.52%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.145798           13.996013              15.23%                  0         2004
Risk-Managed Core                 10.000000           12.145798              21.46%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.578028           13.447732               6.91%             11,754         2004
Trust - MFS Investors             10.000000           12.578028              25.78%              3,582         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.066273           14.718395              12.64%              5,385         2004
Trust - MFS Value Series:         10.000000           13.066273              30.66%              1,255         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.510160           14.827644               9.75%              1,873         2004
Management Trust - AMT            10.000000           13.510160              35.10%              1,637         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.027045            9.913174              -1.14%             13,888         2004
Management Trust - AMT            10.000000           10.027045               0.27%              2,664         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.523040           14.254955              13.83%              1,754         2004
Management Trust - AMT            10.000000           12.523040              25.23%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.217327           13.576843              11.13%                305         2004
Management Trust - AMT            10.000000           12.217327              22.17%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.605001           14.229519               4.59%              9,030         2004
Account Funds -                   10.000000           13.605001              36.05%              2,405         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.495518              14.96%              6,696         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.084714           17.591871              16.62%              8,910         2004
Account Funds -                   10.000000           15.084714              50.85%              7,343         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.060288           12.864250               6.67%              7,518         2004
Account Funds -                   10.000000           12.060288              20.60%              3,926         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.066755           13.990832               7.07%             14,798         2004
Account Funds -                   10.000000           13.066755              30.67%              2,045         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.059532           17.607016              16.92%              1,844         2004
Account Funds -                   10.000000           15.059532              50.60%              1,330         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.267172           13.371334               9.00%                387         2004
Putnam VT Growth & Income         10.000000           12.267172              22.67%                387         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.635959           14.403520              13.99%                376         2004
Putnam VT International           10.000000           12.635959              26.36%                376         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.703107           12.058562               3.04%              1,023         2004
Putnam VT Voyager Fund:           10.000000           11.703107              17.03%                821         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.085843           10.297210               2.10%              4,470         2004
Institutional Funds, Inc.         10.000000           10.085843               0.86%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.533652           13.534807               7.99%              2,840         2004
Institutional Funds, Inc.         10.000000           12.533652              25.34%              2,315         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.455563           17.961520              33.49%             15,530         2004
Institutional Funds, Inc.         10.000000           13.455563              34.56%              8,654         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 1.95%) (Variable account charges of 1.95% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.998255           15.212974               8.68%                410         2004
Funds - AIM V.I. Basic            10.000000           13.998255              39.98%                348         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.298233           13.864661               4.26%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.298233              32.98%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.897124           15.706782              13.02%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.897124              38.97%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.620181           14.853284               9.05%              5,225         2004
Products Series Fund, Inc.        10.000000           13.620181              36.20%              5,034         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.720983           17.187195              16.75%              1,827         2004
Products Series Fund, Inc.        10.000000           14.720983              47.21%              1,894         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.400667           14.791613              10.38%                228         2004
Portfolios, Inc. -                10.000000           13.400667              34.01%                288         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.919416           14.539160              12.54%                  0         2004
Portfolios, Inc. -                10.000000           12.919416              29.19%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.213158               12.13%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.973288           14.067415               8.43%                  0         2004
Portfolios, Inc. -                10.000000           12.973288              29.73%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.524142           15.140056              11.95%                875         2004
Portfolios, Inc. -                10.000000           13.524142              35.24%                483         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.354917           10.742961               3.75%                  0         2004
Portfolios II, Inc. -             10.000000           10.354917               3.55%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.495863           17.323874              19.51%                  0         2004
Portfolios - Small Cap            10.000000           14.495863              44.96%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.241492           14.327417               8.20%              3,454         2004
Inc.: Service Shares - Q/NQ       10.000000           13.241492              32.41%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.614318           12.961593               2.75%                  0         2004
Investment Fund -                 10.000000           12.614318              26.14%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.721639           14.940160               8.88%                  0         2004
Investment Fund -                 10.000000           13.721639              37.22%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.254962           14.231345               7.37%                  0         2004
- Federated American              10.000000           13.254962              32.55%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.904162           13.552134               5.02%                  0         2004
- Federated Capital               10.000000           12.904162              29.04%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.204194           10.337354               1.30%                256         2004
- Federated Quality Bond          10.000000           10.204194               2.04%                294         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.652543           14.890118               9.06%                  0         2004
Insurance Products Fund -         10.000000           13.652543              36.53%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.794032           13.947355               1.11%                  0         2004
Insurance Products Fund -         10.000000           13.794032              37.94%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.734289           16.370488              11.10%                226         2004
Insurance Products Fund -         10.000000           14.734289              47.34%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.988531                9.89%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.312564           15.031767              12.91%              2,538         2004
Insurance Products Fund II        10.000000           13.312564              33.13%                364         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.262112           10.483602               2.16%                242         2004
Insurance Products Fund II        10.000000           10.262112               2.62%                242         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.279064           17.452852              22.23%              1.668         2004
Insurance Products Fund           10.000000           14.279064              42.79%              1,684         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.572366           18.498039              11.62%                  0         2004
Insurance Products Fund           10.000000           16.572366              65.72%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.124559           14.284062               8.83%                807         2004
Variable Insurance                10.000000           13.124559              31.25%                776         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.345083           17.405526              21.33%                308         2004
Variable Insurance                10.000000           14.345083              43.45%                283         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.708346           15.931585              16.22%              2,090         2004
Variable Insurance                10.000000           13.708346              37.08%              2,054         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.474649               14.75%                2,843       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.719727           16.142684              17.66%                  0         2004
International Value Fund:         10.000000           13.719727              37.20%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.437668              14.38%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.271063           16.194190              13.48%                  0         2004
Index Fund: Class I - Q/NQ        10.000000           14.271063              42.71%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.883363           12.828129               7.95%                  0         2004
Income Bond Fund: Class I         10.000000           11.883363              18.83%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.629376           19.637463              18.09%                  0         2004
Emerging Markets Fund:            10.000000           16.629376              66.29%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.703984              17.04%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.192104           16.804750              18.41%                  0         2004
Financial Services Fund:          10.000000           14.192104              41.92%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.794368           14.548608               5.47%                  0         2004
Health Sciences Fund:             10.000000           13.794368              37.94%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.815556              -1.84%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.235433           15.540781               2.00%                  0         2004
Technology and                    10.000000           15.235433              52.35%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.821368               8.21%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.390753           15.740266              27.03%                  0         2004
Utilities Fund: Class II -        10.000000           12.390753              23.91%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.025426           10.150616               1.25%                  0         2004
Government Bond Fund:             10.000000           10.025426               0.25%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.704003           10.983569               2.61%              1,558         2004
Investor Destinations             10.000000           10.704003               7.04%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.417528           11.996352               5.07%                  0         2004
Investor Destinations             10.000000           11.417528              14.18%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.181349           13.082811               7.40%             20,982         2004
Investor Destinations             10.000000           12.181349              21.81%                  0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.015066           14.304552               9.91%              1,247         2004
Investor Destinations             10.000000           13.015066              30.15%                733         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.683298           15.298388              11.80%                  0         2004
Investor Destinations             10.000000           13.683298              36.83%                  0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.537202           14.162771              12.97%                  0         2004
Growth Fund: Class II -           10.000000           12.537202              25.37%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.875470            9.761463              -1.15%                  0         2004
Market Fund: Class I -            10.000000            9.875470              -1.25%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.087692           14.055950               7.40%                  0         2004
Nationwide(R) Fund: Class II        10.000000           13.087692              30.88%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.881339           16.356587               9.91%                  0         2004
Growth Leaders Fund: Class        10.000000           14.881339              48.81%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.703517           15.205697              10.96%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.703517              37.04%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.666453           19.119017              14.72%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.666453              66.66%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.608788           17.014645              16.47%                450         2004
Fund: Class II - Q/NQ             10.000000           14.608788              46.09%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.577106           15.586906              14.80%              2,046         2004
Comstock Value Fund: Class        10.000000           13.577106              35.77%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.879096           11.363940               4.46%                  0         2004
Sector Bond Fund: Class I         10.000000           10.879096               8.79%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.484704           12.194655               6.18%                  0         2004
Balanced Portfolio:               10.000000           11.484704              14.85%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.415484           14.360798              15.67%                  0         2004
Portfolio: Service Shares         10.000000           12.415484              24.15%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.342071           16.690295              16.37%                  0         2004
International Growth              10.000000           14.342071              43.42%                359         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.347757              13.48%                 85         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.141666           13.984139              15.17%                  0         2004
Risk-Managed Core                 10.000000           12.141666              21.42%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.572420           13.434891               6.86%              2,272         2004
Trust - MFS Investors             10.000000           12.572420              25.72%              2,432         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.060441           14.704343              12.59%              1,060         2004
Trust - MFS Value Series:         10.000000           13.060441              30.60%                962         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.504135           14.813472               9.70%                  0         2004
Management Trust - AMT            10.000000           13.504135              35.04%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.022565            9.903697              -1.19%                  0         2004
Management Trust - AMT            10.000000           10.022565               0.23%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.516675           14.240445              13.77%                578         2004
Management Trust - AMT            10.000000           12.516675              25.17%                549         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.213171           13.565311              11.07%                  0         2004
Management Trust - AMT            10.000000           12.213171              22.13%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.598930           14.215918               4.54%              2,171         2004
Account Funds -                   10.000000           13.598930              35.99%              2,126         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.491649              14.92%                 55         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.077980           17.575066              16.56%                329         2004
Account Funds -                   10.000000           15.077980              50.78%                231         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.054908           12.851964               6.61%                727         2004
Account Funds -                   10.000000           12.054908              20.55%                676         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.060920           13.977468               7.02%              4,184         2004
Account Funds -                   10.000000           13.060920              30.61%              1,903         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.052827           17.590220              16.86%                524         2004
Account Funds -                   10.000000           15.052827              50.53%                272         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.262996           13.359972               8.95%                  0         2004
Putnam VT Growth & Income         10.000000           12.262996              22.63%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.631654           14.391285              13.93%                  0         2004
Putnam VT International           10.000000           12.631654              26.32%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.699112           12.048297               2.98%                504         2004
Putnam VT Voyager Fund:           10.000000           11.699112              16.99%                504         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.082409           10.288472               2.04%                  0         2004
Institutional Funds, Inc.         10.000000           10.082409               0.82%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.527281           13.521031               7.93%                  0         2004
Institutional Funds, Inc.         10.000000           12.527281              25.27%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.448721           17.943250              33.42%                  0         2004
Institutional Funds, Inc.         10.000000           13.448721              34.49%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.00%) (Variable account charges of 2.00% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.992000           15.198423               8.62%              3,968         2004
Funds - AIM V.I. Basic            10.000000           13.992000              39.92%                808         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.292300           13.851398               4.21%              2,113         2004
Funds - AIM V.I. Capital          10.000000           13.292300              32.92%              2,371         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.890922           15.691767              12.96%              8,549         2004
Funds - AIM V.I. Capital          10.000000           13.890922              38.91%              4,844         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.614096           14.839080               9.00%              1,518         2004
Products Series Fund, Inc.        10.000000           13.614096              36.14%                475         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.714406           17.170760              16.69%                  0         2004
Products Series Fund, Inc.        10.000000           14.714406              47.14%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.394694           14.777488              10.32%                785         2004
Portfolios, Inc. -                10.000000           13.394694              33.95%                 89         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.913650           14.525256              12.48%                  0         2004
Portfolios, Inc. -                10.000000           12.913650              29.14%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.209371               12.09%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.967491           14.053952               8.38%              8,803         2004
Portfolios, Inc. -                10.000000           12.967491              29.67%              1,188         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.518096           15.125572              11.89%              3,216         2004
Portfolios, Inc. -                10.000000           13.518096              35.18%                900         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.349636           10.732007               3.69%              3,113         2004
Portfolios II, Inc. -             10.000000           10.349636               3.50%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.489397           17.307319              19.45%                  0         2004
Portfolios - Small Cap            10.000000           14.489397              44.89%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.235593           14.313731               8.15%              8,087         2004
Inc.: Service Shares - Q/NQ       10.000000           13.235593              32.36%                869         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.608682           12.949201               2.70%              2,349         2004
Investment Fund -                 10.000000           12.608682              26.09%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.715524           14.925899               8.82%                  0         2004
Investment Fund -                 10.000000           13.715524              37.16%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.249039           14.217726               7.31%                  0         2004
- Federated American              10.000000           13.249039              32.49%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.898411           13.539186               4.97%                175         2004
- Federated Capital               10.000000           12.898411              28.98%                139         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.199626           10.327466               1.25%                373         2004
- Federated Quality Bond          10.000000           10.199626               2.00%                200         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.646439           14.875872               9.01%             20,317         2004
Insurance Products Fund -         10.000000           13.646439              36.46%              1,075         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.787874           13.934014               1.06%              6,365         2004
Insurance Products Fund -         10.000000           13.787874              37.88%              2,437         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.727704           16.354848              11.05%                  0         2004
Insurance Products Fund -         10.000000           14.727704              47.28%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.984823                9.85%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.306622           15.017388              12.86%             26,116         2004
Insurance Products Fund II        10.000000           13.306622              33.07%              1,403         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.257524           10.473565               2.11%              4,161         2004
Insurance Products Fund II        10.000000           10.257524               2.58%              1,486         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.272687           17.436169              22.16%             13,442         2004
Insurance Products Fund           10.000000           14.272687              42.73%              2,721         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.564974           18.480368              11.56%              4,742         2004
Insurance Products Fund           10.000000           16.564974              65.65%                807         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.118697           14.270396               8.78%             20,168         2004
Variable Insurance                10.000000           13.118697              31.19%              3,637         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.338680           17.388881              21.27%                  0         2004
Variable Insurance                10.000000           14.338680              43.39%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.702237           15.916376              16.16%                  0         2004
Variable Insurance                10.000000           13.702237              37.02%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.470781               14.71%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.715059           16.128964              17.60%                  0         2004
International Value Fund:         10.000000           13.715059              37.15%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.433814              14.34%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.264686           16.178697              13.42%              4,771         2004
Index Fund: Class I - Q/NQ        10.000000           14.264686              42.65%              1,117         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.878062           12.815853               7.90%                  0         2004
Income Bond Fund: Class I         10.000000           11.878062              18.78%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.621951           19.618701              18.03%                  0         2004
Emerging Markets Fund:            10.000000           16.621951              66.22%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.700031              17.00%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.185775           16.788685              18.35%                  0         2004
Financial Services Fund:          10.000000           14.185775              41.86%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.788206           14.534694               5.41%                  0         2004
Health Sciences Fund:             10.000000           13.788206              37.88%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.812247              -1.88%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.228629           15.525923               1.95%                  0         2004
Technology and                    10.000000           15.228629              52.29%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.817727               8.18%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.385201           15.725198              26.97%                  0         2004
Utilities Fund: Class II -        10.000000           12.385201              23.85%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.020956           10.140898               1.20%              1,072         2004
Government Bond Fund:             10.000000           10.020956               0.21%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.699211           10.973047               2.56%             21,587         2004
Investor Destinations             10.000000           10.699211               6.99%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.412415           11.984874               5.02%             61,488         2004
Investor Destinations             10.000000           11.412415              14.12%             23,066         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.175914           13.070314               7.35%            270,285         2004
Investor Destinations             10.000000           12.175914              21.76%             82,015         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.009258           14.290884               9.85%            507,865         2004
Investor Destinations             10.000000           13.009258              30.09%             69,015         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.677198           15.283768              11.75%            723,933         2004
Investor Destinations             10.000000           13.677198              36.77%             55,480         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.532938           14.150723              12.91%              2,011         2004
Growth Fund: Class II -           10.000000           12.532938              25.33%                761         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.870861            9.751932              -1.20%             15,125         2004
Market Fund: Class I -            10.000000            9.870861              -1.29%              9,102         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.081852           14.042516               7.34%              1,251         2004
Nationwide(R) Fund: Class II        10.000000           13.081852              30.82%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.874700           16.340956               9.86%                529         2004
Growth Leaders Fund: Class        10.000000           14.874700              48.75%                529         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.697399           15.191147              10.91%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.697399              36.97%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.659014           19.100756              14.66%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.659014              66.59%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.602274           16.998385              16.41%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.602274              46.02%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.571043           15.572011              14.74%             10,897         2004
Comstock Value Fund: Class        10.000000           13.571043              35.71%                233         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.874234           11.353070               4.40%                  0         2004
Sector Bond Fund: Class I         10.000000           10.874234               8.74%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.479571           12.182985               6.13%                  0         2004
Balanced Portfolio:               10.000000           11.479571              14.80%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.409946           14.374068              15.61%              3,077         2004
Portfolio: Service Shares         10.000000           12.409946              24.10%              1,791         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.335673           16.674337              16.31%                  0         2004
International Growth              10.000000           14.335673              43.36%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.343922              13.44%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.137534           13.972243              15.12%                124         2004
Risk-Managed Core                 10.000000           12.137534              21.38%                 98         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.566816           13.422048               6.81%             18,819         2004
Trust - MFS Investors             10.000000           12.566816              25.67%              5,928         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.054616           14.690284              12.53%              8,922         2004
Trust - MFS Value Series:         10.000000           13.054616              30.55%              2,592         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.498105           14.799321               9.64%                  0         2004
Management Trust - AMT            10.000000           13.498105              34.98%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.018073            9.894218              -1.24%                340         2004
Management Trust - AMT            10.000000           10.018073               0.18%                150         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.510308           14.225949              13.71%                119         2004
Management Trust - AMT            10.000000           12.510308              25.10%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.209006           13.553780              11.01%              2,749         2004
Management Trust - AMT            10.000000           12.209006              22.09%              2,035         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.592855           14.202325               4.48%              9,603         2004
Account Funds -                   10.000000           13.592855              35.93%                355         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.487770              14.88%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.071262           17.558275              16.50%                  0         2004
Account Funds -                   10.000000           15.071262              50.71%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.049521           12.839669               6.56%                  0         2004
Account Funds -                   10.000000           12.049521              20.50%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.055094           13.964102               6.96%              6,892         2004
Account Funds -                   10.000000           13.055094              30.55%              4,888         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.046104           17.573405              16.80%                  0         2004
Account Funds -                   10.000000           15.046104              50.46%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.258826           13.348624               8.89%                  0         2004
Putnam VT Growth & Income         10.000000           12.258826              22.59%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.627350           14.379043              13.87%                  0         2004
Putnam VT International           10.000000           12.627350              26.27%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.695132           12.038057               2.93%              3,896         2004
Putnam VT Voyager Fund:           10.000000           11.695132              16.95%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.078970           10.279707               1.99%              1,993         2004
Institutional Funds, Inc.         10.000000           10.078970               0.79%                406         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.520883           13.507234               7.88%                  0         2004
Institutional Funds, Inc.         10.000000           12.520883              25.21%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.441870           17.924956              33.35%                  0         2004
Institutional Funds, Inc.         10.000000           13.441870              34.42%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.05%) (Variable account charges of 2.05% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.985760           15.183899               8.57%              5,327         2004
Funds - AIM V.I. Basic            10.000000           13.985760              39.86%              1,912         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.286364           13.838157               4.15%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.286364              32.86%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.884724           15.676768              12.91%              4,435         2004
Funds - AIM V.I. Capital          10.000000           13.884724              38.85%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.608022           14.824901               8.94%             11,954         2004
Products Series Fund, Inc.        10.000000           13.608022              36.08%              6,115         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.707841           17.154343              16.63%              4,484         2004
Products Series Fund, Inc.        10.000000           14.707841              47.08%              1,646         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.388693           14.763325              10.27%                  0         2004
Portfolios, Inc. -                10.000000           13.388693              33.89%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.907885           14.511378              12.42%                647         2004
Portfolios, Inc. -                10.000000           12.907885              29.08%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.205590               12.06%                  866       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.961691           14.040497               8.32%             12,333         2004
Portfolios, Inc. -                10.000000           12.961691              29.62%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.512065           15.111116              11.83%              4,887         2004
Portfolios, Inc. -                10.000000           13.512065              32.15%              2,641         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.344356           10.721060               3.64%             31,799         2004
Portfolios II, Inc. -             10.000000           10.344356               3.44%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.482926           17.290778              19.39%              2,927         2004
Portfolios - Small Cap            10.000000           14.482926              44.83%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.229679           14.300041               8.09%              6,305         2004
Inc.: Service Shares - Q/NQ       10.000000           13.229679              32.30%              3,380         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.603055           12.936823               2.65%              8,034         2004
Investment Fund -                 10.000000           12.603055              26.03%              1,231         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.709405           14.911623               8.77%                  0         2004
Investment Fund -                 10.000000           13.709405              37.09%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.243124           14.204124               7.26%                  0         2004
- Federated American              10.000000           13.243124              32.43%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.892635           13.526220               4.91%              1,591         2004
- Federated Capital               10.000000           12.892635              28.93%              1,591         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.195062           10.317582               1.20%              3,906         2004
- Federated Quality Bond          10.000000           10.195062               1.95%              2,949         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.640353           14.861653               8.95%             29,990         2004
Insurance Products Fund -         10.000000           13.640353              36.40%                318         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.781718           13.920691               1.01%             12,915         2004
Insurance Products Fund -         10.000000           13.781718              37.82%              4,258         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.721125           16.339193              10.99%                  0         2004
Insurance Products Fund -         10.000000           14.721125              47.21%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.981123                9.81%                7,203       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.300678           15.003027              12.80%             20,113         2004
Insurance Products Fund II        10.000000           13.300678              33.01%                887         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.252933           10.463537               2.05%              3,178         2004
Insurance Products Fund II        10.000000           10.252933               2.53%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.266319           17.419498              22.10%             16,835         2004
Insurance Products Fund           10.000000           14.266319              42.66%              1,708         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.557596           18.462717              11.51%              1,162         2004
Insurance Products Fund           10.000000           16.557596              65.58%                590         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.112843           14.256750               8.72%             46,224         2004
Variable Insurance                10.000000           13.112843              31.13%                981         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.332287           17.372271              21.21%              5,720         2004
Variable Insurance                10.000000           14.332287              43.32%              1,487         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.696109           15.901138              16.10%              2,008         2004
Variable Insurance                10.000000           13.696109              36.96%              1,372         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.466910               14.67%               16,491       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.710396           16.115262              17.45%              4,771         2004
International Value Fund:         10.000000           13.710396              37.10%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.429957              14.30%              8,177         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.258318           16.163229              13.36%              3,361         2004
Index Fund: Class I - Q/NQ        10.000000           14.258318              42.58%                816         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.872754           12.803603               7.84%              5,477         2004
Income Bond Fund: Class I         10.000000           11.872754              18.73%              1,962         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.614545           19.599967              17.97%                  0         2004
Emerging Markets Fund:            10.000000           16.614545              66.15%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.696090              16.96%                207         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.179440           16.772628              18.29%                  0         2004
Financial Services Fund:          10.000000           14.179440              41.79%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.782051           14.520792               5.36%                381         2004
Health Sciences Fund:             10.000000           13.782051              37.82%                307         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.808944              -1.91%              1,650         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.221842           15.511083               1.90%                  0         2004
Technology and                    10.000000           15.221842              52.22%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.814081               8.14%              1,700         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.379670           15.710171              26.90%                  0         2004
Utilities Fund: Class II -        10.000000           12.379670              23.80%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.016466           10.131190               1.15%             11,883         2004
Government Bond Fund:             10.000000           10.016466               0.16%              3,009         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.694430           10.962542               2.51%                  0         2004
Investor Destinations             10.000000           10.694430               6.94%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.407324           11.973403               4.96%              8,668         2004
Investor Destinations             10.000000           11.407324              14.07%              8,668         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.170466           13.057801               7.29%              3,377         2004
Investor Destinations             10.000000           12.170466              21.70%                  0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.003440           14.277204               9.80%             10,580         2004
Investor Destinations             10.000000           13.003440              30.03%              7,011         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.671080           15.269138              11.69%                376         2004
Investor Destinations             10.000000           13.671080              36.71%                  0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.528665           14.138683              12.85%                641         2004
Growth Fund: Class II -           10.000000           12.528665              25.29%                125         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.866252            9.742408              -1.26%              3,084         2004
Market Fund: Class I -            10.000000            9.866252              -1.34%              2,806         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.076000           14.029076               7.29%                171         2004
Nationwide(R) Fund: Class II      10.000000           13.076000              30.76%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.868058           16.325331               9.80%              2,377         2004
Growth Leaders Fund: Class        10.000000           14.868058              48.68%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.691297           15.176647              10.85%                753         2004
Fund: Class II - Q/NQ             10.000000           13.691297              36.91%                239         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.651575           19.082471              14.60%              1,095         2004
Fund: Class II - Q/NQ             10.000000           16.651575              66.52%                275         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.595763           16.982135              16.35%              4,423         2004
Fund: Class II - Q/NQ             10.000000           14.595763              45.96%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.564975           15.557110              14.69%              6,539         2004
Comstock Value Fund: Class        10.000000           13.564975              35.65%              2,154         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.869371           11.342216               4.35%              2,719         2004
Sector Bond Fund: Class I         10.000000           10.869371               8.69%                917         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.474432           12.171323               6.07%                  0         2004
Balanced Portfolio:               10.000000           11.474432              14.74%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.404395           14.333356              15.55%              2,394         2004
Portfolio: Service Shares         10.000000           12.404395              24.04%              2,307         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.329271           16.658394              16.25%              3,440         2004
International Growth              10.000000           14.329271              43.29%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.340105              13.40%              1,637         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.133402           13.960361              15.06%                  0         2004
Risk-Managed Core                 10.000000           12.133402              21.33%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.561188           13.409185               6.75%              3,791         2004
Trust - MFS Investors             10.000000           12.561188              25.61%              1,910         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.048782           14.676237              12.47%              3,507         2004
Trust - MFS Value Series:         10.000000           13.048782              30.49%              1,520         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.492076           14.785157               9.58%                103         2004
Management Trust - AMT            10.000000           13.492076              34.92%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.013601            9.884739              -1.29%              1,543         2004
Management Trust - AMT            10.000000           10.013601               0.14%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.503945           14.211453              13.66%                788         2004
Management Trust - AMT            10.000000           12.503945              25.04%                399         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.204855           13.542257              10.96%              6,408         2004
Management Trust - AMT            10.000000           12.204855              22.05%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.586785           14.188733               4.43%              6,210         2004
Account Funds -                   10.000000           13.586785              35.87%                234         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.483888              14.84%              7,084         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.064518           17.541465              16.44%              4,108         2004
Account Funds -                   10.000000           15.064518              50.65%              1,465         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.044132           12.827384               6.50%              1,477         2004
Account Funds -                   10.000000           12.044132              20.44%                375         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.049268           13.950757               6.91%             13,356         2004
Account Funds -                   10.000000           13.049268              30.49%              4,146         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.039396           17.556599              16.74%              1,067         2004
Account Funds -                   10.000000           15.039396              50.39%                759         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.254650           13.337274               8.83%                134         2004
Putnam VT Growth & Income         10.000000           12.254650              22.55%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.623059           14.366828              13.81%                  0         2004
Putnam VT International           10.000000           12.623059              26.23%                542         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.691158           12.027836               2.88%                363         2004
Putnam VT Voyager Fund:           10.000000           11.691158              16.91%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.075530           10.270946               1.94%              9,231         2004
Institutional Funds, Inc.         10.000000           10.075530               0.76%                918         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.514501           13.493469               7.82%                  0         2004
Institutional Funds, Inc.         10.000000           12.514501              25.15%                259         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.435027           17.906714              33.28%              2,288         2004
Institutional Funds, Inc.         10.000000           13.435027              34.35%                488         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.10%) (Variable account charges of 2.10% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.979518           15.169376               8.51%              1,484         2004
Funds - AIM V.I. Basic            10.000000           13.979518              39.80%                  0         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.280420           13.824911               4.10%                 28         2004
Funds - AIM V.I. Capital          10.000000           13.280420              32.80%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.878517           15.661763              12.85%              1,731         2004
Funds - AIM V.I. Capital          10.000000           13.878517              38.79%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.601946           14.810710               8.89%              6,481         2004
Products Series Fund, Inc.        10.000000           13.601946              36.02%                  0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.701271           17.137935              16.57%                  0         2004
Products Series Fund, Inc.        10.000000           14.701271              47.01%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.382710           14.749211              10.21%              1,219         2004
Portfolios, Inc. -                10.000000           13.382710              33.83%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.902120           14.497488              12.37%                  0         2004
Portfolios, Inc. -                10.000000           12.902120              29.02%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.201820               12.02%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.955910           14.027081               8.27%              5,634         2004
Portfolios, Inc. -                10.000000           12.955910              29.56%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.506024           15.096644              11.78%              1,442         2004
Portfolios, Inc. -                10.000000           13.506024              35.06%                  0         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.339077           10.710117               3.59%                 29         2004
Portfolios II, Inc. -             10.000000           10.339077               3.39%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.476466           17.274245              19.33%                  0         2004
Portfolios - Small Cap            10.000000           14.476466              44.76%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.223766           14.286350               8.04%                  0         2004
Inc.: Service Shares - Q/NQ       10.000000           13.223766              32.24%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.597418           12.924440               2.60%                 53         2004
Investment Fund -                 10.000000           12.597418              25.97%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.703275           14.897335               8.71%                  0         2004
Investment Fund -                 10.000000           13.703275              37.03%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.237204           14.190535               7.20%                  0         2004
- Federated American              10.000000           13.237204              32.37%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.886877           13.513275               4.86%                  0         2004
- Federated Capital               10.000000           12.886877              28.87%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.190502           10.307707               1.15%                125         2004
- Federated Quality Bond          10.000000           10.190502               1.91%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.634249           14.847432               8.90%              1,198         2004
Insurance Products Fund -         10.000000           13.634249              36.34%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.775565           13.907364               0.96%              1,198         2004
Insurance Products Fund -         10.000000           13.775565              37.76%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.714552           16.323571              10.93%                  0         2004
Insurance Products Fund -         10.000000           14.714552              47.15%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.977423                9.77%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.294731           14.988674              12.74%              8,084         2004
Insurance Products Fund II        10.000000           13.294731              32.95%                  0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.248354           10.453517               2.00%                  0         2004
Insurance Products Fund II        10.000000           10.248354               2.48%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.259951           17.402840              22.04%              3,921         2004
Insurance Products Fund           10.000000           14.259951              42.60%                  0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.550196           18.445047              11.45%                627         2004
Insurance Products Fund           10.000000           16.550196              65.50%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.106978           14.243111               8.67%              4,545         2004
Variable Insurance                10.000000           13.106978              31.07%                  0         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.325876           17.355641              21.15%                  0         2004
Variable Insurance                10.000000           14.325876              43.26%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.689987           15.885923              16.04%                  0         2004
Variable Insurance                10.000000           13.689987              36.90%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.463043               14.63%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.705719           16.101549              17.48%                  0         2004
International Value Fund:         10.000000           13.705719              37.06%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.426098              14.26%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.251954           16.147774              13.30%                 62         2004
Index Fund: Class I - Q/NQ        10.000000           14.251954              42.52%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.867438           12.791328               7.79%                  0         2004
Income Bond Fund: Class I         10.000000           11.867438              18.67%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.607127           19.581218              17.91%                  0         2004
Emerging Markets Fund:            10.000000           16.607127              66.07%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.692144              16.92%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.173106           16.756592              18.23%                  0         2004
Financial Services Fund:          10.000000           14.173106              41.73%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.775899           14.506896               5.31%                  0         2004
Health Sciences Fund:             10.000000           13.775899              37.76%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.805625              -1.94%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.215054           15.496259               1.85%                  0         2004
Technology and                    10.000000           15.215054              52.15%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.810426               8.10%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.374127           15.695131              26.84%                  0         2004
Utilities Fund: Class II -        10.000000           12.374127              23.74%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.011977           10.121481               1.09%                  0         2004
Government Bond Fund:             10.000000           10.011977               0.12%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.689651           10.952061               2.45%                  0         2004
Investor Destinations             10.000000           10.689651               6.90%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.402220           10.961955               4.91%              3,626         2004
Investor Destinations             10.000000           11.402220              14.02%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.165025           13.045291               7.24%              9,947         2004
Investor Destinations             10.000000           12.165025              21.65%              6,550         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.997638           14.263556               9.74%             74,957         2004
Investor Destinations             10.000000           12.997638              29.98%             45,538         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.664970           15.254530              11.63%             71,635         2004
Investor Destinations             10.000000           13.664970              36.65%             17,330         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.524401           14.126658              12.79%              1,529         2004
Growth Fund: Class II -           10.000000           12.524401              25.24%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.861643            9.732884              -1.31%                  0         2004
Market Fund: Class I -            10.000000            9.861643              -1.38%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.070163           14.015661               7.23%                  0         2004
Nationwide(R) Fund: Class II      10.000000           13.070163              30.70%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.861422           16.309718               9.75%                  0         2004
Growth Leaders Fund: Class        10.000000           14.861422              48.61%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.685172           15.162120              10.79%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.685172              36.85%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.644152           19.064233              14.54%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.644152              66.44%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.589240           16.965887              16.29%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.589240              45.89%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.558912           15.542219              14.63%              5,023         2004
Comstock Value Fund: Class        10.000000           13.558912              35.59%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.864513           11.331349               4.30%                  0         2004
Sector Bond Fund: Class I         10.000000           10.864513               8.65%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.469301           12.159675               6.02%                  0         2004
Balanced Portfolio:               10.000000           11.469301              14.69%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.398860           14.319641              15.49%                762         2004
Portfolio: Service Shares         10.000000           12.398860              23.99%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.322870           16.642455              16.19%                  0         2004
International Growth              10.000000           14.322870              43.23%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.336265              13.36%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.129267           13.948481              15.00%                994         2004
Risk-Managed Core                 10.000000           12.129267              21.29%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.555586           13.396381               6.70%              2,941         2004
Trust - MFS Investors             10.000000           12.555586              25.56%                  0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.042944           14.662186              12.41%                  0         2004
Trust - MFS Value Series:         10.000000           13.042944              30.43%                  0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.486046           14.771022               9.53%                  0         2004
Management Trust - AMT            10.000000           13.486046              34.86%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.009117            9.875283              -1.34%                  0         2004
Management Trust - AMT            10.000000           10.009117               0.09%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.497552           14.196939              13.60%                  0         2004
Management Trust - AMT            10.000000           12.497552              24.98%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.200696           13.530734              10.90%                353         2004
Management Trust - AMT            10.000000           12.200696              22.01%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.580709           14.175158               4.38%              1,266         2004
Account Funds -                   10.000000           13.580709              35.81%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.480022              14.80%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.057803           17.524692              16.38%                  0         2004
Account Funds -                   10.000000           15.057803              50.58%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.038753           12.815119               6.45%                  0         2004
Account Funds -                   10.000000           12.038753              20.39%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.043437           13.937408               6.85%              1,932         2004
Account Funds -                   10.000000           13.043437              30.43%                  0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.032668           17.539795              16.68%                  0         2004
Account Funds -                   10.000000           15.032668              50.33%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.250469           13.325915               8.78%                 98         2004
Putnam VT Growth & Income         10.000000           12.250469              22.50%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.618741           14.354586              13.76%                  0         2004
Putnam VT International           10.000000           12.618741              26.19%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.687170           12.017602               2.83%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.687170              16.87%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.072087           10.262197               1.89%              1,237         2004
Institutional Funds, Inc.         10.000000           10.072087               0.72%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.508112           13.479698               7.77%                  0         2004
Institutional Funds, Inc.         10.000000           12.508112              25.08%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.428167           17.888439              33.22%                  0         2004
Institutional Funds, Inc.         10.000000           13.428167              34.28%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.15%) (Variable account charges of 2.15% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.973260           15.154843               8.46%             12,444         2004
Funds - AIM V.I. Basic            10.000000           13.973260              39.73%              9,796         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.274481           13.811672               4.05%                995         2004
Funds - AIM V.I. Capital          10.000000           13.274481              32.74%                567         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.872301           15.646757              12.79%              1,161         2004
Funds - AIM V.I. Capital          10.000000           13.872301              38.72%                751         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.595858           14.796522               8.83%              6,424         2004
Products Series Fund, Inc.        10.000000           13.595858              35.96%              4,430         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.694707           17.121537              16.51%              2,066         2004
Products Series Fund, Inc.        10.000000           14.694707              46.95%                932         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.376738           14.735099              10.15%                228         2004
Portfolios, Inc. -                10.000000           13.376738              33.77%                258         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.896357           14.483602              12.31%                957         2004
Portfolios, Inc. -                10.000000           12.896357              28.96%                557         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.198030               11.98%                  270       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.950120           14.013659               8.21%              6,336         2004
Portfolios, Inc. -                10.000000           12.950120              29.50%              3,699         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.499986           15.082206              11.72%              3,466         2004
Portfolios, Inc. -                10.000000           13.499986              35.00%              2,168         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.333794           10.699178               3.54%              1,106         2004
Portfolios II, Inc. -             10.000000           10.333794               3.34%                397         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.469996           17.257706              19.27%              1,931         2004
Portfolios - Small Cap            10.000000           14.469996              44.70%                739         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.217847           14.272677               7.98%              8,472         2004
Inc.: Service Shares - Q/NQ       10.000000           13.217847              32.18%              6,913         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.591796           12.912068               2.54%              1,893         2004
Investment Fund -                 10.000000           12.591796              25.92%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.697160           14.883101               8.66%                  0         2004
Investment Fund -                 10.000000           13.697160              36.97%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.231281           14.176948               7.15%              2,647         2004
- Federated American              10.000000           13.231281              32.31%              2,614         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.881115           13.500348               4.81%                  0         2004
- Federated Capital               10.000000           12.881115              28.81%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.185940           10.297824               1.10%             29,972         2004
- Federated Quality Bond          10.000000           10.185940               1.86%             28,747         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.628173           14.833235               8.84%              8,898         2004
Insurance Products Fund -         10.000000           13.628173              36.28%              8,379         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.769405           13.894056               0.91%              2,962         2004
Insurance Products Fund -         10.000000           13.769405              37.69%              2,936         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.707983           16.307938              10.88%              2,741         2004
Insurance Products Fund -         10.000000           14.707983              47.08%              2,225         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.973711                9.74%                1,398       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.288795           14.974331              12.68%             18,813         2004
Insurance Products Fund II        10.000000           13.288795              32.89%             15,870         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.243758           10.443492               1.95%              1,274         2004
Insurance Products Fund II        10.000000           10.243758               2.44%                621         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.253575           17.386188              21.98%              6,469         2004
Insurance Products Fund           10.000000           14.253575              42.54%              4,113         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.542802           18.427397              11.39%              3,633         2004
Insurance Products Fund           10.000000           16.542802              65.43%              2,223         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.101116           14.229461               8.61%              3,339         2004
Variable Insurance                10.000000           13.101116              31.01%              2,333         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.319472           17.339029              21.09%              2,461         2004
Variable Insurance                10.000000           14.319472              43.19%              2,461         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.683872           15.870724              15.98%              4,767         2004
Variable Insurance                10.000000           13.683872              36.84%              3,686         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.459180               14.59%                1,182       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.701048           16.087846              17.42%                750         2004
International Value Fund:         10.000000           13.701048              37.01%              1,035         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.422247              14.22%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.245585           16.132305              13.24%              1,846         2004
Index Fund: Class I - Q/NQ        10.000000           14.245585              42.46%                515         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.862127           12.779081               7.73%              7,771         2004
Income Bond Fund: Class I         10.000000           11.862127              18.62%              6,175         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.599720           19.562478              17.85%              1,390         2004
Emerging Markets Fund:            10.000000           16.599720              66.00%              1,526         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.688190              16.88%                366         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.166766           16.740547              18.17%                 30         2004
Financial Services Fund:          10.000000           14.166766              41.67%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.769745           14.493011               5.25%                 32         2004
Health Sciences Fund:             10.000000           13.769745              37.70%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.802313              -1.98%                678         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.208252           15.481415               1.80%              1,438         2004
Technology and                    10.000000           15.208252              52.08%              2,355         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.806780               8.07%              4,768         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.368587           15.680111              26.77%                  0         2004
Utilities Fund: Class II -        10.000000           12.368587              23.69%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.007485           10.111774               1.04%              4,853         2004
Government Bond Fund:             10.000000           10.007485               0.07%              5,310         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.684865           10.941575               2.40%             30,290         2004
Investor Destinations             10.000000           10.684865               6.85%             30,290         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.397119           11.950488               4.86%             18,673         2004
Investor Destinations             10.000000           11.397119              13.97%             13,781         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.159586           13.032810               7.18%             74,293         2004
Investor Destinations             10.000000           12.159586              21.60%             35,744         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.991820           14.249883               9.68%             65,680         2004
Investor Destinations             10.000000           12.991820              29.92%             12,431         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.658870           15.239947              11.58%              4,367         2004
Investor Destinations             10.000000           13.658870              36.59%              5,970         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.520133           14.114632              12.74%              3,413         2004
Growth Fund: Class II -           10.000000           12.520133              25.20%              3,062         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.857035            9.723367              -1.36%              4,774         2004
Market Fund: Class I -            10.000000            9.857035              -1.43%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.064320           14.002235               7.18%                193         2004
Nationwide(R) Fund: Class II        10.000000         13.064320              30.64%                165         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.854786           16.294110               9.69%                885         2004
Growth Leaders Fund: Class        10.000000           14.854786              48.55%                904         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.679047           15.147588              10.74%                384         2004
Fund: Class II - Q/NQ             10.000000           13.679047              36.79%                150         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.636732           19.046007              14.48%              3,569         2004
Fund: Class II - Q/NQ             10.000000           16.636732              66.37%              2,519         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.582719           16.949645              16.23%              2,784         2004
Fund: Class II - Q/NQ             10.000000           14.582719              45.83%              1,651         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.552853           15.527344              14.57%             14,996         2004
Comstock Value Fund: Class        10.000000           13.552853              35.53%             13,733         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.859641           11.320492               4.24%              4,836         2004
Sector Bond Fund: Class I         10.000000           10.859641               8.60%              4,494         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.464168           12.148022               5.97%                207         2004
Balanced Portfolio:               10.000000           11.464168              14.64%                207         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.393318           14.305940              15.43%                330         2004
Portfolio: Service Shares         10.000000           12.393318              23.93%                510         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.316465           16.626520              16.14%                155         2004
International Growth              10.000000           14.316465              43.16%                153         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.332440              13.32%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.125134           13.936622              14.94%              1,248         2004
Risk-Managed Core                 10.000000           12.125134              21.25%              1,142         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.549972           13.383547               6.64%                822         2004
Trust - MFS Investors             10.000000           12.549972              25.50%                802         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.037116           14.648152              12.36%                426         2004
Trust - MFS Value Series:         10.000000           13.037116              30.37%                426         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.480020           14.756874               9.47%                  0         2004
Management Trust - AMT            10.000000           13.480020              34.80%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.004642            9.865822              -1.39%              5,592         2004
Management Trust - AMT            10.000000           10.004642               0.05%              3,924         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.491184           14.182461              13.54%                971         2004
Management Trust - AMT            10.000000           12.491184              24.91%                971         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.196540           13.519222              10.84%                  0         2004
Management Trust - AMT            10.000000           12.196540              21.97%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.574651           14.161597               4.32%              4,036         2004
Account Funds -                   10.000000           13.574651              35.75%              1,203         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.476139              14.76%              4,894         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.051058           17.507912              16.32%              4,498         2004
Account Funds -                   10.000000           15.051058              50.51%              5,182         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.033375           12.802848               6.39%              1,825         2004
Account Funds -                   10.000000           12.033375              20.33%                602         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.037602           13.924063               6.80%              2,271         2004
Account Funds -                   10.000000           13.037602              30.38%              2,349         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.025969           17.523041              16.62%              2,185         2004
Account Funds -                   10.000000           15.025969              50.26%              1,814         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.246297           13.314578               8.72%              5,383         2004
Putnam VT Growth & Income         10.000000           12.246297              22.46%              3,688         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.614446           14.342384              13.70%                  0         2004
Putnam VT International           10.000000           12.614446              26.14%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.683193           12.007364               2.77%              1,430         2004
Putnam VT Voyager Fund:           10.000000           11.683193              16.83%              1,273         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.068654           10.253466               1.84%              4,723         2004
Institutional Funds, Inc.         10.000000           10.068654               0.69%              2,081         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.501729           13.465936               7.71%              2,176         2004
Institutional Funds, Inc.         10.000000           12.501729              25.02%              1,553         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.421322           17.870195              33.15%              1,434         2004
Institutional Funds, Inc.         10.000000           13.421322              34.21%                193         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.20%) (Variable account charges of 2.20% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.967012           15.140320               8.40%              2,986         2004
Funds - AIM V.I. Basic            10.000000           13.967012              39.67%              1,412         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.268546           13.798435               3.99%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.268546              32.69%                925         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.866108           15.631772              12.73%                419         2004
Funds - AIM V.I. Capital          10.000000           13.866108              38.66%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.589780           14.782348               8.78%              2,492         2004
Products Series Fund, Inc.        10.000000           13.589780              35.90%              4,838         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.688140           17.105145              16.46%                  0         2004
Products Series Fund, Inc.        10.000000           14.688140              46.88%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.370750           14.720985              10.10%                  0         2004
Portfolios, Inc. -                10.000000           13.370750              33.71%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.890586           14.469742              12.25%                  0         2004
Portfolios, Inc. -                10.000000           12.890586              28.91%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.194239               11.94%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.944322           14.000226               8.16%              4,963         2004
Portfolios, Inc. -                10.000000           12.944322              29.44%              1,009         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.493949           15.067753              11.66%              2,227         2004
Portfolios, Inc. -                10.000000           13.493949              34.94%              1,024         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.328516           10.688249               3.48%              1,357         2004
Portfolios II, Inc. -             10.000000           10.328516               3.29%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.463524           17.241182              19.20%                  0         2004
Portfolios - Small Cap            10.000000           14.463524              44.64%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.211949           14.259003               7.93%              3,508         2004
Inc.: Service Shares - Q/NQ       10.000000           13.211949              32.12%                190         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.586152           12.899690               2.49%                859         2004
Investment Fund -                 10.000000           12.586152              25.86%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.691033           14.868836               8.60%                  0         2004
Investment Fund -                 10.000000           13.691033              36.91%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.225371           14.163375               7.09%                  0         2004
- Federated American              10.000000           13.225371              32.25%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.875363           13.487425               4.75%                  0         2004
- Federated Capital               10.000000           12.875363              28.75%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.181373           10.287941               1.05%             13,961         2004
- Federated Quality Bond          10.000000           10.181373               1.81%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.622069           14.819023               8.79%             11,645         2004
Insurance Products Fund -         10.000000           13.622069              36.22%              2,423         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.763249           13.880736               0.85%              2,891         2004
Insurance Products Fund -         10.000000           13.763249              37.63%                739         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.701409           16.292325              10.82%                  0         2004
Insurance Products Fund -         10.000000           14.701409              47.01%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.970005                9.70%                2,050       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.282857           14.959993              12.63%             23,819         2004
Insurance Products Fund II        10.000000           13.282857              32.83%              3,580         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.239169           10.433491               1.90%              8,087         2004
Insurance Products Fund II        10.000000           10.239169               2.39%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.247191           17.369523              21.92%              6,099         2004
Insurance Products Fund           10.000000           14.247191              42.47%              1,200         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.535416           18.409756              11.34%                  0         2004
Insurance Products Fund           10.000000           16.535416              65.35%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.095257           14.215839               8.56%             26,564         2004
Variable Insurance                10.000000           13.095257              30.95%              2,200         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.313081           17.322439              21.03%              8,643         2004
Variable Insurance                10.000000           14.313081              43.13%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.677756           15.855521              15.92%                  0         2004
Variable Insurance                10.000000           13.677756              36.78%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.455300               14.55%                2,489       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.696378           16.074152              17.36%                  0         2004
International Value Fund:         10.000000           13.696378              36.96%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.418380              14.18%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.239224           16.116870              13.19%              5,170         2004
Index Fund: Class I - Q/NQ        10.000000           14.239224              42.39%                175         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.856822           12.766844               7.68%                  0         2004
Income Bond Fund: Class I         10.000000           11.856822              18.57%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.592292           19.543748              17.79%                  0         2004
Emerging Markets Fund:            10.000000           16.592292              65.92%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.684242              16.84%              2,656         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.160433           16.724509              18.11%                  0         2004
Financial Services Fund:          10.000000           14.160433              41.60%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.763583           14.479133               5.20%                  0         2004
Health Sciences Fund:             10.000000           13.763583              37.64%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.798994              -2.01%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.201470           15.466606               1.74%                  0         2004
Technology and                    10.000000           15.201470              52.01%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.803128               8.03%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.363062           15.665101              26.71%                  0         2004
Utilities Fund: Class II -        10.000000           12.363062              23.63%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.003007           10.102083               0.99%              7,002         2004
Government Bond Fund:             10.000000           10.003007               0.03%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.680075           10.931075               2.35%                  0         2004
Investor Destinations             10.000000           10.680075               6.80%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.392020           11.939034               4.80%             19,080         2004
Investor Destinations             10.000000           11.392020              13.92%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.154146           13.020330               7.13%             61,848         2004
Investor Destinations             10.000000           12.154146              21.54%             10,251         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.986017           14.236242               9.63%            205,341         2004
Investor Destinations             10.000000           12.986017              29.86%             14,348         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.652762           15.255350              11.52%             90,679         2004
Investor Destinations             10.000000           13.652762              36.53%             17,489         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.515857           14.102601              12.68%              3,109         2004
Growth Fund: Class II -           10.000000           12.515857              25.16%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.852427            9.713854              -1.41%                810         2004
Market Fund: Class I -            10.000000            9.852427              -1.48%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.058479           13.988830               7.12%                  0         2004
Nationwide(R) Fund: Class II      10.000000           13.058479              30.58%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.848149           16.278496               9.63%              9,967         2004
Growth Leaders Fund: Class        10.000000           14.848149              48.48%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.672946           15.133108              10.68%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.672946              36.73%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.629294           19.027779              14.42%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.629294              66.29%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.576196           16.933419              16.17%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.576196              45.76%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.546787           15.512473              14.51%             19,573         2004
Comstock Value Fund: Class        10.000000           13.546787              35.47%                187         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.854785           11.309640               4.19%                  0         2004
Sector Bond Fund: Class I         10.000000           10.854785               8.55%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.459039           12.136389               5.91%                602         2004
Balanced Portfolio:               10.000000           11.459039              14.59%                423         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.387775           14.292242              15.37%              2,620         2004
Portfolio: Service Shares         10.000000           12.387775              23.88%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.310066           16.610606              16.08%                  0         2004
International Growth              10.000000           14.310066              43.10%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.328611              13.29%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.121002           13.924752              14.88%              2,238         2004
Risk-Managed Core                 10.000000           12.121002              21.21%              2,238         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.544352           13.370721               6.59%              6,587         2004
Trust - MFS Investors             10.000000           12.544352              25.44%              1,611         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.031295           14.634123              12.30%              9,507         2004
Trust - MFS Value Series:         10.000000           13.031295              30.31%              2,128         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.473997           14.742745               9.42%              4,061         2004
Management Trust - AMT            10.000000           13.473997              34.74%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.000161            9.856350              -1.44%                  0         2004
Management Trust - AMT            10.000000           10.000161               0.00%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.484801           14.167975              13.48%              1,257         2004
Management Trust - AMT            10.000000           12.484801              24.85%                804         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.192378           13.507699              10.79%             24,248         2004
Management Trust - AMT            10.000000           12.192378              21.92%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.568575           14.148029               4.27%             11,946         2004
Account Funds -                   10.000000           13.568575              35.69%                869         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.472268              14.72%             16,709         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.044342           17.491164              16.26%                  0         2004
Account Funds -                   10.000000           15.044342              50.44%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.027994           12.790585               6.34%                  0         2004
Account Funds -                   10.000000           12.027994              20.28%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.031782           13.910733               6.74%              3,454         2004
Account Funds -                   10.000000           13.031782              30.32%              1,094         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.019254           17.506257              16.56%                  0         2004
Account Funds -                   10.000000           15.019254              50.19%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.242120           13.303242               8.67%                616         2004
Putnam VT Growth & Income         10.000000           12.242120              22.42%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.610138           14.330153              13.64%                  0         2004
Putnam VT International           10.000000           12.610138              26.10%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.679205           11.997140               2.72%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.679205              16.79%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.065212           10.244725               1.78%                190         2004
Institutional Funds, Inc.         10.000000           10.065212               0.65%              2,396         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.495350           13.452188               7.66%                  0         2004
Institutional Funds, Inc.         10.000000           12.495350              24.95%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.414471           17.851966              33.08%              5,412         2004
Institutional Funds, Inc.         10.000000           13.414471              34.14%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.25%) (Variable account charges of 2.25% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.960755           15.125803               8.35%                347         2004
Funds - AIM V.I. Basic            10.000000           13.960755              39.61%                434         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.262608           13.785215               3.94%                340         2004
Funds - AIM V.I. Capital          10.000000           13.262608              32.63%                340         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.859914           15.616805              12.68%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.859914              38.60%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.583697           14.768184               8.72%              1,640         2004
Products Series Fund, Inc.        10.000000           13.583697              35.84%                331         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.681572           17.088763              16.40%              1,150         2004
Products Series Fund, Inc.        10.000000           14.681572              46.82%                360         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.364767           14.706867              10.04%                  0         2004
Portfolios, Inc. -                10.000000           13.364767              33.65%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.884802           14.455842              12.19%                  0         2004
Portfolios, Inc. -                10.000000           12.884802              28.85%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.190461               11.90%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.938529           13.986805               8.10%                638         2004
Portfolios, Inc. -                10.000000           12.938529              29.39%                638         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.487906           15.053310              11.61%              8,067         2004
Portfolios, Inc. -                10.000000           13.487906              34.88%                155         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.323232           10.677319               3.43%                495         2004
Portfolios II, Inc. -             10.000000           10.323232               3.23%                506         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.457054           17.224664              19.14%              1,216         2004
Portfolios - Small Cap            10.000000           14.457054              44.57%              1,199         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.206031           14.245346               7.87%             14,196         2004
Inc.: Service Shares - Q/NQ       10.000000           13.206031              32.06%             14,301         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.580524           12.887330               2.44%                  0         2004
Investment Fund -                 10.000000           12.580524              25.81%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.684904           14.854584               8.55%              8,676         2004
Investment Fund -                 10.000000           13.684904              36.85%                255         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.219446           14.149785               7.04%                773         2004
- Federated American              10.000000           13.219446              32.19%                620         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.869591           13.474483               4.70%                  0         2004
- Federated Capital               10.000000           12.869591              28.70%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.176817           10.278083               1.00%             11,359         2004
- Federated Quality Bond          10.000000           10.176817               1.77%                180         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.615971           14.804807               8.73%              9,015         2004
Insurance Products Fund -         10.000000           13.615971              36.16%                706         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.757097           13.867441               0.80%              1,294         2004
Insurance Products Fund -         10.000000           13.757097              37.57%              1,002         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.694842           16.276733              10.76%                  0         2004
Insurance Products Fund -         10.000000           14.694842              46.95%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.966288                9.66%                  130       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.276904           14.945652              12.57%              9,643         2004
Insurance Products Fund II        10.000000           13.276904              32.77%              2,027         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.234577           10.423463               1.85%                496         2004
Insurance Products Fund II        10.000000           10.234577               2.35%                374         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.240827           17.352899              21.85%              9,151         2004
Insurance Products Fund           10.000000           14.240827              42.41%              1,301         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.528025           18.392126              11.28%                  0         2004
Insurance Products Fund           10.000000           16.528025              65.28%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.089401           14.202226               8.50%                965         2004
Variable Insurance                10.000000           13.089401              30.89%              1,088         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.306677           17.305842              20.96%                165         2004
Variable Insurance                10.000000           14.306677              43.07%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.671628           15.840330              15.86%              1,511         2004
Variable Insurance                10.000000           13.671628              36.72%              1,181         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.451436               14.51%               11,489       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.691710           16.060464              17.30%                  0         2004
International Value Fund:         10.000000           13.691710              36.92%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.414522              14.15%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.232843           16.101426              13.13%              1,498         2004
Index Fund: Class I - Q/NQ        10.000000           14.232843              42.33%              1,649         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.851518           12.754602               7.62%              1,562         2004
Income Bond Fund: Class I         10.000000           11.851518              18.52%              1,003         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.584878           19.525024              17.73%              4,037         2004
Emerging Markets Fund:            10.000000           16.584878              65.85%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.680295              16.80%              4,792         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.154096           16.708483              18.05%                  0         2004
Financial Services Fund:          10.000000           14.154096              41.54%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.757420           14.465240               5.15%                  0         2004
Health Sciences Fund:             10.000000           13.757420              37.57%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.795682              -2.04%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.194664           15.451782               1.69%                  0         2004
Technology and                    10.000000           15.194664              51.95%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.799472               7.99%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.357521           15.650079              26.64%                  0         2004
Utilities Fund: Class II -        10.000000           12.357521              23.58%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.998525           10.092398               0.94%              2,424         2004
Government Bond Fund:             10.000000            9.998525              -0.01%              2,274         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.675292           10.920596               2.30%                616         2004
Investor Destinations             10.000000           10.675292               6.75%                616         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.386917           11.927596               4.75%                941         2004
Investor Destinations             10.000000           11.386917              13.87%                941         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.148707           13.007846               7.07%             39,975         2004
Investor Destinations             10.000000           12.148707              21.49%             22,073         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.980195           14.222590               9.57%                787         2004
Investor Destinations             10.000000           12.980195              29.80%                497         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.646654           15.210756              11.46%                484         2004
Investor Destinations             10.000000           13.646654              36.47%                484         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.511587           14.090577              12.62%              9,521         2004
Growth Fund: Class II -           10.000000           12.511587              25.12%                357         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.847816            9.704345              -1.46%             11,109         2004
Market Fund: Class I -            10.000000            9.847816              -1.52%                403         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.052629           13.975414               7.07%                645         2004
Nationwide(R) Fund: Class II        10.000000           13.052629              30.53%                645         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.841506           16.262915               9.58%                309         2004
Growth Leaders Fund: Class        10.000000           14.841506              48.42%                390         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.666814           15.118582              10.62%              4,495         2004
Fund: Class II - Q/NQ             10.000000           13.666814              36.67%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.621856           19.009541              14.36%              6,493         2004
Fund: Class II - Q/NQ             10.000000           16.621856              66.22%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.569685           16.917200              16.11%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.569685              45.70%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.540723           15.497598              14.45%                710         2004
Comstock Value Fund: Class        10.000000           13.540723              35.41%                705         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.849921           11.298800               4.14%             12,006         2004
Sector Bond Fund: Class I         10.000000           10.849921               8.50%                302         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.453904           12.124747               5.86%              2,092         2004
Balanced Portfolio:               10.000000           11.453904              14.54%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.382203           14.278499              15.31%                  0         2004
Portfolio: Service Shares         10.000000           12.382203              23.82%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.303663           16.594691              16.02%                  0         2004
International Growth              10.000000           14.303663              43.04%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.324784              13.25%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.116869           13.912886              14.82%                  0         2004
Risk-Managed Core                 10.000000           12.116869              21.17%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.538735           13.357900               6.53%              1,856         2004
Trust - MFS Investors             10.000000           12.538735              25.39%                  0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.025451           14.620099              12.24%                  0         2004
Trust - MFS Value Series:         10.000000           13.025451              30.25%                  0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.467966           14.728616               9.36%                  0         2004
Management Trust - AMT            10.000000           13.467966              34.68%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.995678            9.846906              -1.49%              1,347         2004
Management Trust - AMT            10.000000            9.995678              -0.04%              1,347         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.478426           14.153500              13.42%                  0         2004
Management Trust - AMT            10.000000           12.478426              24.78%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.188212           13.496185              10.73%                  0         2004
Management Trust - AMT            10.000000           12.188212              21.88%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.562508           14.134491               4.22%                  0         2004
Account Funds -                   10.000000           13.562508              35.63%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.468391              14.68%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.037620           17.474413              16.20%                359         2004
Account Funds -                   10.000000           15.037620              50.38%                355         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.022598           12.778313               6.29%              1,493         2004
Account Funds -                   10.000000           12.022598              20.23%              1,405         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.025936           13.897389               6.69%              9,279         2004
Account Funds -                   10.000000           13.025936              30.26%                394         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.012537           17.489490              16.50%                  0         2004
Account Funds -                   10.000000           15.012537              50.13%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.237939           13.291895               8.61%                  0         2004
Putnam VT Growth & Income         10.000000           12.237939              22.38%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.605837           14.317960              13.58%                  0         2004
Putnam VT International           10.000000           12.605837              26.06%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.675220           11.986914               2.67%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.675220              16.75%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.061769           10.235988               1.73%              1,113         2004
Institutional Funds, Inc.         10.000000           10.061769               0.62%              1,113         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.488971           13.438445               7.60%                  0         2004
Institutional Funds, Inc.         10.000000           12.488971              24.89%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.407628           17.833735              33.01%                781         2004
Institutional Funds, Inc.         10.000000           13.407628              34.08%                776         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.30%) (Variable account charges of 2.30% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.954516           15.111304               8.29%              5,399         2004
Funds - AIM V.I. Basic            10.000000           13.954516              39.55%              5,169         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.256686           13.772007               3.89%              3,393         2004
Funds - AIM V.I. Capital          10.000000           13.256686              32.57%              3,393         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.853695           15.601818              12.62%              1,534         2004
Funds - AIM V.I. Capital          10.000000           13.853695              38.54%              1,534         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.577608           14.754015               8.66%              3,274         2004
Products Series Fund, Inc.        10.000000           13.577608              35.78%                  0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.674992           17.072377              16.34%                  0         2004
Products Series Fund, Inc.        10.000000           14.674992              46.75%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.358781           14.692774               9.99%                  0         2004
Portfolios, Inc. -                10.000000           13.358781              33.59%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.879046           14.442011              12.14%                  0         2004
Portfolios, Inc. -                10.000000           12.879046              28.79%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.186668               11.87%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.932735           13.973396               8.05%              1,489         2004
Portfolios, Inc. -                10.000000           12.932735              29.33%                822         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.481870           15.038867              11.55%              1,564         2004
Portfolios, Inc. -                10.000000           13.481870              34.82%              1,975         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.317953           10.666402               3.38%              7,546         2004
Portfolios II, Inc. -             10.000000           10.317953               3.18%              2,818         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.450589           17.208156              19.08%                  0         2004
Portfolios - Small Cap            10.000000           14.450589              44.51%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.200110           14.231683               7.81%              1,957         2004
Inc.: Service Shares - Q/NQ       10.000000           13.200110              32.00%                377         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.574887           12.874963               2.39%              2,416         2004
Investment Fund -                 10.000000           12.574887              25.75%              2,416         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.678782           14.840344               8.49%                  0         2004
Investment Fund -                 10.000000           13.678782              36.79%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.213530           14.136221               6.98%                  0         2004
- Federated American              10.000000           13.213530              32.14%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.863838           13.461571               4.65%                  0         2004
- Federated Capital               10.000000           12.863838              28.64%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.172250           10.268223               0.94%             13,122         2004
- Federated Quality Bond          10.000000           10.172250               1.72%              3,213         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.609869           14.790610               8.68%              7,959         2004
Insurance Products Fund -         10.000000           13.609869              36.10%              4,486         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.750936           13.854142               0.75%              3,834         2004
Insurance Products Fund -         10.000000           13.750936              37.51%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.688244           16.261101              10.71%                  0         2004
Insurance Products Fund -         10.000000           14.688244              46.88%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.962580                9.63%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.270967           14.931325              12.51%             13,875         2004
Insurance Products Fund II        10.000000           13.270967              32.71%              5,383         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.229990           10.413473               1.79%              2,134         2004
Insurance Products Fund II        10.000000           10.229990               2.30%              2,134         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.234449           17.336262              21.79%              4,203         2004
Insurance Products Fund           10.000000           14.234449              42.34%                473         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.520633           18.374502              11.22%              1,789         2004
Insurance Products Fund           10.000000           16.520633              65.21%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.083537           14.188607               8.45%              8,730         2004
Variable Insurance                10.000000           13.083537              30.84%              3,823         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.300269           17.289265              20.90%                  0         2004
Variable Insurance                10.000000           14.300269              43.00%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.665513           15.825148              15.80%                  0         2004
Variable Insurance                10.000000           13.665513              36.66%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.447566               14.48%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.687034           16.046770              17.24%                  0         2004
International Value Fund:         10.000000           13.687034              36.87%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.410668              14.11%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.226488           16.085989              13.07%              1,253         2004
Index Fund: Class I - Q/NQ        10.000000           14.226488              42.26%                280         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.846198           12.742365               7.57%                  0         2004
Income Bond Fund: Class I         10.000000           11.846198              18.46%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.577470           19.506334              17.67%                  0         2004
Emerging Markets Fund:            10.000000           16.577470              65.77%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.676345              16.76%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.147762           16.692476              17.99%                  0         2004
Financial Services Fund:          10.000000           14.147762              41.48%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.751262           14.451367               5.09%                  0         2004
Health Sciences Fund:             10.000000           13.751262              37.51%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.792370              -2.08%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.187861           15.436974               1.64%                  0         2004
Technology and                    10.000000           15.187861              51.88%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.795826               7.96%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.352000           15.635103              26.58%                  0         2004
Utilities Fund: Class II -        10.000000           12.352000              23.52%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.994036           10.082699               0.89%                  0         2004
Government Bond Fund:             10.000000            9.994036              -0.06%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.670507           10.910111               2.25%                  0         2004
Investor Destinations             10.000000           10.670507               6.71%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.381802           11.916137               4.69%                362         2004
Investor Destinations             10.000000           11.381802              13.82%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.143248           12.995346               7.02%            114,993         2004
Investor Destinations             10.000000           12.143248              21.43%              2,728         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.974386           14.208967               9.52%            114,877         2004
Investor Destinations             10.000000           12.974386              29.74%             13,990         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.640553           15.196187              11.40%             47,802         2004
Investor Destinations             10.000000           13.640553              36.41%              4,019         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.507326           14.078585              12.56%              1,220         2004
Growth Fund: Class II -           10.000000           12.507326              25.07%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.843208            9.694844              -1.51%              1,710         2004
Market Fund: Class I -            10.000000            9.843208              -1.57%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.046787           13.962018               7.01%                  0         2004
Nationwide(R) Fund: Class II      10.000000           13.046787              30.47%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.834866           16.247317               9.52%              1,016         2004
Growth Leaders Fund: Class        10.000000           14.834866              48.35%                953         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.660706           15.104108              10.57%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.660706              36.61%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.614418           18.991325              14.31%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.614418              66.14%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.563156           16.900974              16.05%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.563156              45.63%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.534669           15.482762              14.39%              6,383         2004
Comstock Value Fund: Class        10.000000           13.534669              35.35%              3,620         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.845052           11.287951               4.08%                  0         2004
Sector Bond Fund: Class I         10.000000           10.845052               8.45%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.448775           12.113119               5.80%                422         2004
Balanced Portfolio:               10.000000           11.448775              14.49%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.376674           14.264830              15.26%              4,756         2004
Portfolio: Service Shares         10.000000           12.376674              23.77%              2,473         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.320948              13.21%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.297256           16.578769              15.96%                  0         2004
International Growth              10.000000           14.297256              42.97%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.112736           13.901030              14.76%                981         2004
Risk-Managed Core                 10.000000           12.112736              21.13%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.533128           13.345092               6.48%              1,815         2004
Trust - MFS Investors             10.000000           12.533128              25.33%                652         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.019620           14.606086              12.19%              2,845         2004
Trust - MFS Value Series:         10.000000           13.019620              30.20%                451         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.461934           14.714497               9.30%                  0         2004
Management Trust - AMT            10.000000           13.461934              34.62%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.991187            9.837446              -1.54%                  0         2004
Management Trust - AMT            10.000000            9.991187               0.09%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.472049           14.139029              13.37%              2,279         2007
Management Trust - AMT            10.000000           12.472049              24.72%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.184056           13.484673              10.67%                  0         2004
Management Trust - AMT            10.000000           12.184056              21.84%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.556433           14.120916               4.16%                901         2004
Account Funds -                   10.000000           13.556433              35.56%                566         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.464515              14.65%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.030884           17.457662              16.15%                  0         2004
Account Funds -                   10.000000           15.030884              50.31%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.017205           12.766047               6.23%                  0         2004
Account Funds -                   10.000000           12.017205              20.17%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.020103           13.884059               6.64%              4,881         2004
Account Funds -                   10.000000           13.020103              30.20%                677         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.005824           17.472746              16.44%                  0         2004
Account Funds -                   10.000000           15.005824              50.06%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.233767           13.280570               8.56%                  0         2004
Putnam VT Growth & Income         10.000000           12.233767              22.34%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.601537           14.305748              13.52%                  0         2004
Putnam VT International           10.000000           12.601537              26.02%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.671236           11.976695               2.62%              2,996         2004
Putnam VT Voyager Fund:           10.000000           11.671236              16.71%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.058336           10.227246               1.68%              3,521         2004
Institutional Funds, Inc.         10.000000           10.058336               0.58%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.482592           13.424716               7.55%                  0         2004
Institutional Funds, Inc.         10.000000           12.482592              24.83%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.400778           17.815509              32.94%                  0         2004
Institutional Funds, Inc.         10.000000           13.400778              34.01%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.35%) (Variable account charges of 2.35% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.948259           15.096803               8.23%              2,791         2004
Funds - AIM V.I. Basic            10.000000           13.948259              39.48%                  0         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.250739           13.758790               3.83%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.250739              32.51%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.847484           15.586844              12.56%                264         2004
Funds - AIM V.I. Capital          10.000000           13.847484              38.47%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.571529           14.739868               8.61%                  0         2004
Products Series Fund, Inc.        10.000000           13.571529              35.72%                  0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.668433           17.056004              16.28%                  0         2004
Products Series Fund, Inc.        10.000000           14.668433              46.68%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.352802           14.678696               9.93%                  0         2004
Portfolios, Inc. -                10.000000           13.352802              33.53%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.873270           14.428146              12.08%                  0         2004
Portfolios, Inc. -                10.000000           12.873270              28.73%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.182886               11.83%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.926950           13.960000               7.99%              2,031         2004
Portfolios, Inc. -                10.000000           12.926950              29.27%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.475824           15.024439              11.49%              2,813         2004
Portfolios, Inc. -                10.000000           13.475824              34.76%                  0         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.312673           10.655487               3.32%              1,406         2004
Portfolios II, Inc. -             10.000000           10.312673               3.13%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.444121           17.191656              19.02%                  0         2004
Portfolios - Small Cap            10.000000           14.444121              44.44%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.194190           14.218015               7.76%              7,154         2004
Inc.: Service Shares - Q/NQ       10.000000           13.194190              31.94%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.569236           12.862598               2.33%                  0         2004
Investment Fund -                 10.000000           12.569236              25.69%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.672660           14.826107               8.44%                  0         2004
Investment Fund -                 10.000000           13.672660              36.73%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.207618           14.122675               6.93%                  0         2004
- Federated American              10.000000           13.207618              32.08%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.858073           13.448665               4.59%                  0         2004
- Federated Capital               10.000000           12.858073              28.58%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.167671           10.258337               0.89%                  0         2004
- Federated Quality Bond          10.000000           10.167671               1.68%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.603772           14.776419               8.62%                279         2004
Insurance Products Fund -         10.000000           13.603772              36.04%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.744768           13.840838               0.70%                967         2004
Insurance Products Fund -         10.000000           13.744768              37.45%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.681680           16.245524              10.65%                  0         2004
Insurance Products Fund -         10.000000           14.681680              46.82%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.958871                9.59%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.265016           14.916987              12.45%                979         2004
Insurance Products Fund II        10.000000           13.265016              32.65%                  0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.225391           10.403467               1.74%                  0         2004
Insurance Products Fund II        10.000000           10.225391               2.25%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.228073           17.319629              21.73%              4,188         2004
Insurance Products Fund           10.000000           14.228073              42.28%                  0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.513232           18.356870              11.16%                  0         2004
Insurance Products Fund           10.000000           16.513232              65.13%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.077676           14.174982               8.39%              4,089         2004
Variable Insurance                10.000000           13.077676              30.78%                  0         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.293865           17.272672              20.84%                  0         2004
Variable Insurance                10.000000           14.293865              42.94%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.659387           15.809963              15.74%                  0         2004
Variable Insurance                10.000000           13.659387              36.59%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.443684               14.44%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.682356           16.033084              17.18%                  0         2004
International Value Fund:         10.000000           13.682356              36.82%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.406809              14.07%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.220117           16.070571              13.01%                  0         2004
Index Fund: Class I - Q/NQ        10.000000           14.220117              42.20%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.840898           12.730150               7.51%                  0         2004
Income Bond Fund: Class I         10.000000           11.840898              18.41%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.570047           19.487625              17.61%                  0         2004
Emerging Markets Fund:            10.000000           16.570047              65.70%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.672400              16.72%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.141420           16.676459              17.93%                  0         2004
Financial Services Fund:          10.000000           14.141420              41.41%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.745097           14.437498               5.04%                  0         2004
Health Sciences Fund:             10.000000           13.745097              37.45%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.789044               2.11%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.181079           15.422176               1.59%                  0         2004
Technology and                    10.000000           15.181079              51.81%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.792166               7.92%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.346440           15.620076              26.51%                  0         2004
Utilities Fund: Class II -        10.000000           12.346440              23.46%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.989553           10.073025               0.84%                  0         2004
Government Bond Fund:             10.000000            9.989553              -0.10%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.665718           10.899641               2.19%              9,963         2004
Investor Destinations             10.000000           10.665718               6.66%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.376700           11.904707               4.64%              3,123         2004
Investor Destinations             10.000000           11.376700              13.77%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.137820           12.982902               6.96%             28,397         2004
Investor Destinations             10.000000           12.137820              21.38%                  0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.968571           14.195319               9.46%             96,234         2004
Investor Destinations             10.000000           12.968571              29.69%              3,547         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.634433           15.181595              11.35%             43,077         2004
Investor Destinations             10.000000           13.634433              36.34%                  0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.503049           14.066564              12.51%                314         2004
Growth Fund: Class II -           10.000000           12.503049              25.03%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.838596            9.685343              -1.56%                  0         2004
Market Fund: Class I -            10.000000            9.838596              -1.61%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.040944           13.948628               6.96%              2,880         2004
Nationwide(R) Fund: Class II      10.000000           13.040944              30.41%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.828223           16.231738               9.47%                551         2004
Growth Leaders Fund: Class        10.000000           14.828223              48.28%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.654589           15.089610              10.51%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.654589              36.55%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.606993           18.973124              14.25%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.606993              66.07%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.556637           16.884771              15.99%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.556637              45.57%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.528592           15.467889              14.33%                232          200
Comstock Value Fund: Class        10.000000           13.528592              35.29%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.840190           11.277114               4.03%                  0         2004
Sector Bond Fund: Class I         10.000000           10.840190               8.40%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.443645           12.101488               5.75%                  0         2004
Balanced Portfolio:               10.000000           11.443645              14.44%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.371130           14.251148              15.20%                  0         2004
Portfolio: Service Shares         10.000000           12.371130              23.71%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.290852           16.562866              15.90%                  0         2004
International Growth              10.000000           14.290852              42.91%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.317119              13.17%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.108597           13.889169              14.71%                  0         2004
Risk-Managed Core                 10.000000           12.108597              21.09%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.527515           13.332303               6.42%              3,032         2004
Trust - MFS Investors             10.000000           12.527515              25.28%                  0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.013769           14.592051              12.13%              4,643         2004
Trust - MFS Value Series:         10.000000           13.013769              30.14%                  0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.455901           14.700363               9.25%                  0         2004
Management Trust - AMT            10.000000           13.455901              34.56%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.986709            9.828001              -1.59%              5,467         2004
Management Trust - AMT            10.000000            9.986709              -0.13%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.465689           14.124584              13.31%                  0         2004
Management Trust - AMT            10.000000           12.465689              24.66%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.179899           13.473176              10.62%                  0         2004
Management Trust - AMT            10.000000           12.179899              21.80%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.550362           14.107365               4.11%              6,034         2004
Account Funds -                   10.000000           13.550362              35.50%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.460639              14.61%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.024154           17.440917              16.09%                  0         2004
Account Funds -                   10.000000           15.024154              50.24%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.011823           12.753802               6.18%                  0         2004
Account Funds -                   10.000000           12.011823              20.12%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.014275           13.870747               6.58%              2,860         2004
Account Funds -                   10.000000           13.014275              30.14%                  0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.999099           17.455969              16.38%                  0         2004
Account Funds -                   10.000000           14.999099              49.99%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.229585           13.269238               8.50%                  0         2004
Putnam VT Growth & Income         10.000000           12.229585              22.30%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.597229           14.293545              13.47%                  0         2004
Putnam VT International           10.000000           12.597229              25.97%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.667245           11.966471               2.56%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.667245              16.67%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.054892           10.218514               1.63%                  0         2004
Institutional Funds, Inc.         10.000000           10.054892               0.55%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.476204           13.410974               7.49%                  0         2004
Institutional Funds, Inc.         10.000000           12.476204              24.76%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.393935            7.797302              32.88%                  0         2004
Institutional Funds, Inc.         10.000000           13.393935              33.94%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.40%) (Variable account charges of 2.40% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.942000           15.082301               8.18%              5,047         2004
Funds - AIM V.I. Basic            10.000000           13.942000              39.42%                118         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.244803           13.745581               3.78%              1,832         2004
Funds - AIM V.I. Capital          10.000000           13.244803              32.45%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.841282           15.571898              12.50%              4,909         2004
Funds - AIM V.I. Capital          10.000000           13.841282              38.41%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.565446           14.725723               8.55%                400         2004
Products Series Fund, Inc.        10.000000           13.565446              35.65%                  0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.661856           17.039629              16.22%                  0         2004
Products Series Fund, Inc.        10.000000           14.661856              46.62%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.346817           14.664594               9.87%                158         2004
Portfolios, Inc. -                10.000000           13.346817              33.47%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.867502           14.414294              12.02%                  0         2004
Portfolios, Inc. -                10.000000           12.867502              28.68%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.179098               11.79%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.921145           13.946588               7.94%              1,887         2004
Portfolios, Inc. -                10.000000           12.921145              29.21%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.469780           15.010011              11.43%              2,056         2004
Portfolios, Inc. -                10.000000           13.469780              34.70%                  0         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.307393           10.644579               3.27%              1,542         2004
Portfolios II, Inc. -             10.000000           10.307393               3.07%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.437650           17.175156              18.96%                  0         2004
Portfolios - Small Cap            10.000000           14.437650              44.38%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.188293           14.204392               7.70%              4,053         2004
Inc.: Service Shares - Q/NQ       10.000000           13.188293              31.88%                164         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.563613           12.850257               2.28%              5,271         2004
Investment Fund -                 10.000000           12.563613              25.64%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.666532           14.811886               8.38%                  0         2004
Investment Fund -                 10.000000           13.666532              36.67%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.201695           14.109114               6.87%                244         2004
- Federated American              10.000000           13.201695              32.02%                125         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.852316           13.435747               4.54%                  0         2004
- Federated Capital               10.000000           12.852316              28.52%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.163117           10.248489               0.84%                  0         2004
- Federated Quality Bond          10.000000           10.163117               1.63%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.597681           14.762249               8.56%              1,238         2004
Insurance Products Fund -         10.000000           13.597681              35.98%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.738615           13.827562               0.65%              8,252         2004
Insurance Products Fund -         10.000000           13.738615              37.39%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.675101           16.229931              10.60%                  0         2004
Insurance Products Fund -         10.000000           14.675101              46.75%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.955164                9.55%                  0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.259079           14.902685              12.40%              5,158         2004
Insurance Products Fund II        10.000000           13.259079              32.59%                  0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.220804           10.393468               1.69%                  0         2004
Insurance Products Fund II        10.000000           10.220804               2.21%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.221699           17.303008              21.67%              5,951         2004
Insurance Products Fund           10.000000           14.221699              42.22%                  0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.505852           18.339265              11.11%                  0         2004
Insurance Products Fund           10.000000           16.505852              65.06%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.071811           14.161382               8.34%              6,098         2004
Variable Insurance                10.000000           13.071811              30.72%                162         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.287477           17.256120              20.78%                  0         2004
Variable Insurance                10.000000           14.287477              42.87%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.653271           15.794791              15.69%                  0         2004
Variable Insurance                10.000000           13.653271              36.53%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.439805               14.40%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.677693           16.019415              17.12%                  0         2004
International Value Fund:         10.000000           13.677693              36.78%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.402939              14.03%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.213733           16.055123              12.96%              2,810         2004
Index Fund: Class I - Q/NQ        10.000000           14.213733              42.14%                113         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.835577           12.717918               7.45%                  0         2004
Income Bond Fund: Class I         10.000000           11.835577              18.36%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.562641           19.468943              17.55%                  0         2004
Emerging Markets Fund:            10.000000           16.562641              65.63%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.668428              16.68%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.135087           16.660460              17.87%                  0         2004
Financial Services Fund:          10.000000           14.135087              41.35%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.738945           14.423660               4.98%                  0         2004
Health Sciences Fund:             10.000000           13.738945              37.39%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.785730              -2.14%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.174278           15.407384               1.54%                  0         2004
Technology and                    10.000000           15.174278              51.74%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.788509               7.89%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.340918           15.605106              26.45%                  0         2004
Utilities Fund: Class II -        10.000000           12.340918              23.41%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.985062           10.063343               0.78%              2,060         2004
Government Bond Fund:             10.000000            9.985062              -0.15%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.660918           10.889154               2.14%                  0         2004
Investor Destinations             10.000000           10.660918               6.61%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.371597           11.893276               4.59%              7,664         2004
Investor Destinations             10.000000           11.371597              13.72%              7,664         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.132370           12.970434               6.91%             55,347         2004
Investor Destinations             10.000000           12.132370              21.32%             12,493         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.962759           14.181698               9.40%             31,853         2004
Investor Destinations             10.000000           12.962759              29.63%             16,240         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.628322           15.167023              11.29%             67,340         2004
Investor Destinations             10.000000           13.628322              36.28%                157         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.498778           14.054565              12.45%              2,392         2004
Growth Fund: Class II -           10.000000           12.498778              24.99%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.833986            9.675846              -1.61%                  0         2004
Market Fund: Class I -            10.000000            9.833986              -1.66%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.035102           13.935234               6.91%                  0         2004
Nationwide(R) Fund: Class II      10.000000           13.035102              30.35%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.821588           16.216169               9.41%                  0         2004
Growth Leaders Fund: Class        10.000000           14.821588              48.22%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.648474           15.075139              10.45%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.648474              36.48%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.599553           18.954921              14.19%                243         2004
Fund: Class II - Q/NQ             10.000000           16.599553              66.00%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.550118           16.868575              15.93%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.550118              45.50%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.522524           15.453033              14.28%              5,241         2004
Comstock Value Fund: Class        10.000000           13.522524              35.23%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.835323           11.266279               3.98%                  0         2004
Sector Bond Fund: Class I         10.000000           10.835323               8.35%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.438508           12.089875               5.69%                  0         2004
Balanced Portfolio:               10.000000           11.438508              14.39%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.365582           14.237460              15.14%                  0         2004
Portfolio: Service Shares         10.000000           12.365582              23.66%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.284449           16.546978              15.84%                  0         2004
International Growth              10.000000           14.284449              42.84%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.313287              13.13%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.104452           13.877326              14.65%                718         2004
Risk-Managed Core                 10.000000           12.104452              21.04%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.521890           13.319487               6.37%              5,882         2004
Trust - MFS Investors             10.000000           12.521890              25.22%                  0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.007946           14.578054              12.07%              5,643         2004
Trust - MFS Value Series:         10.000000           13.007946              30.08%                  0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.449871           14.686262               9.19%              1,275         2004
Management Trust - AMT            10.000000           13.449871              34.50%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.982221            9.818562              -1.64%              2,132         2004
Management Trust - AMT            10.000000            9.982221              -0.18%                153         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.459319           14.110150              13.25%                  0         2004
Management Trust - AMT            10.000000           12.459319              24.59%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.175732           13.461682              10.56%                254         2004
Management Trust - AMT            10.000000           12.175732              21.76%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.544281           14.093816               4.06%              5,468         2004
Account Funds -                   10.000000           13.544281              35.44%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.456748              14.57%              3,465         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.017425           17.424186              16.03%                  0         2004
Account Funds -                   10.000000           15.017425              50.17%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.006440           12.741564               6.12%                  0         2004
Account Funds -                   10.000000           12.006440              20.06%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.008434           13.857431               6.53%                  0         2004
Account Funds -                   10.000000           13.008434              30.08%                  0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.992384           17.439231              16.32%                  0         2004
Account Funds -                   10.000000           14.992384              49.92%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.225398           13.257903               8.45%                618         2004
Putnam VT Growth & Income         10.000000           12.225398              22.25%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.592919           14.281341              13.41%                  0         2004
Putnam VT International           10.000000           12.592919              25.93%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.663262           11.956265               2.51%              5,949         2004
Putnam VT Voyager Fund:           10.000000           11.663262              16.63%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.051446           10.209786               1.58%              1,154         2004
Institutional Funds, Inc.         10.000000           10.051446               0.51%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.469819           13.397269               7.44%                  0         2004
Institutional Funds, Inc.         10.000000           12.469819              24.70%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.387071           17.779089              32.81%                  0         2004
Institutional Funds, Inc.         10.000000           13.387071              33.87%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.45%) (Variable account charges of 2.45% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.935761           15.067829               8.12%                  0         2004
Funds - AIM V.I. Basic            10.000000           13.935761              39.36%                  0         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.238858           13.732369               3.73%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.238858              32.39%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.835078           15.556921              12.45%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.835078              38.35%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.559370           14.711581               8.50%                  0         2004
Products Series Fund, Inc.        10.000000           13.559370              35.59%                  0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.655279           17.023266              16.16%                  0         2004
Products Series Fund, Inc.        10.000000           14.655279              46.55%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.340824           14.650506               9.82%                  0         2004
Portfolios, Inc. -                10.000000           13.340824              33.41%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.861727           14.400445              11.96%                  0         2004
Portfolios, Inc. -                10.000000           12.861727              28.62%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.175316               11.75%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.915353           13.933195               7.88%                  0         2004
Portfolios, Inc. -                10.000000           12.915353              29.15%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.463753           14.995617              11.38%                  0         2004
Portfolios, Inc. -                10.000000           13.463753              34.64%                  0         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.302113           10.633674               3.22%                  0         2004
Portfolios II, Inc. -             10.000000           10.302113               3.02%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.431180           17.158677              18.90%                  0         2004
Portfolios - Small Cap            10.000000           14.431180              44.31%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.182365           14.190724               7.65%                  0         2004
Inc.: Service Shares - Q/NQ       10.000000           13.182365              31.82%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.557974           12.837908               2.23%                  0         2004
Investment Fund -                 10.000000           12.557974              25.58%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.660398           14.797652               8.33%                  0         2004
Investment Fund -                 10.000000           13.660398              36.60%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.195779           14.095572               6.82%                  0         2004
- Federated American              10.000000           13.195779              31.96%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.846538           13.422830               4.49%                  0         2004
- Federated Capital               10.000000           12.846538              28.47%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.158553           10.238648               0.79%                  0         2004
- Federated Quality Bond          10.000000           10.158553               1.59%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.591582           14.748070               8.51%                  0         2004
Insurance Products Fund -         10.000000           13.591582              35.92%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.732447           13.814271               0.60%                  0         2004
Insurance Products Fund -         10.000000           13.732447              37.32%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.668519           16.214347              10.54%                  0         2004
Insurance Products Fund -         10.000000           14.668519              46.69%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.951443                9.51%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.253125           14.888369              12.34%                  0         2004
Insurance Products Fund II        10.000000           13.253125              32.53%                  0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.216209           10.383480               1.64%                  0         2004
Insurance Products Fund II        10.000000           10.216209               2.16%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.215317           17.286403              21.60%                  0         2004
Insurance Products Fund           10.000000           14.215317              42.15%                  0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.498459           18.321666              11.05%                  0         2004
Insurance Products Fund           10.000000           16.498459              64.98%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.065946           14.147775               8.28%                  0         2004
Variable Insurance                10.000000           13.065946              30.66%                  0         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.281063           17.239551              20.72%                  0         2004
Variable Insurance                10.000000           14.281063              42.81%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.647154           15.779632              15.63%                  0         2004
Variable Insurance                10.000000           13.647154              36.47%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.435943               14.36%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.673012           16.005733              17.06%                  0         2004
International Value Fund:         10.000000           13.673012              36.73%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.399085              13.99%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.207354           16.039710              12.90%                  0         2004
Index Fund: Class I - Q/NQ        10.000000           14.207354              42.07%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.830259           12.705685               7.40%                  0         2004
Income Bond Fund: Class I         10.000000           11.830259              18.30%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.555214           19.450243              17.49%                  0         2004
Emerging Markets Fund:            10.000000           16.555214              65.55%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.664488              16.64%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.128751           16.644462              17.81%                  0         2004
Financial Services Fund:          10.000000           14.128751              41.29%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.732779           14.409793               4.93%                  0         2004
Health Sciences Fund:             10.000000           13.732779              37.33%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.782422              -2.18%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.167483           15.392596               1.48%                  0         2004
Technology and                    10.000000           15.167483              51.67%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.784858               7.85%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.335371           15.590106              26.39%                  0         2004
Utilities Fund: Class II -        10.000000           12.335371              23.35%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.980581           10.053669               0.73%                  0         2004
Government Bond Fund:             10.000000            9.980581              -0.19%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.656145           10.878703               2.09%                  0         2004
Investor Destinations             10.000000           10.656145               6.56%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.366500           11.881848               4.53%                  0         2004
Investor Destinations             10.000000           11.366500              13.67%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.126932           12.957978               6.85%                  0         2004
Investor Destinations             10.000000           12.126932              21.27%                  0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.956946           14.168087               9.35%              2,474         2004
Investor Destinations             10.000000           12.956946              29.57%              3,262         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.622215           15.152466              11.23%              2,218         2004
Investor Destinations             10.000000           13.622215              36.22%                  0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.494500           14.042557              12.39%                  0         2004
Growth Fund: Class II -           10.000000           12.494500              24.95%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.829376            9.666356              -1.66%                  0         2004
Market Fund: Class I -            10.000000            9.829376              -1.71%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.029251           13.921850               6.85%                  0         2004
Nationwide(R) Fund: Class II      10.000000           13.029251              30.29%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.814942           16.200588               9.35%                  0         2004
Growth Leaders Fund: Class        10.000000           14.814942              48.15%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.642354           15.060659              10.40%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.642354              36.42%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.592095           18.936699              14.13%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.592095              65.92%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.543597           16.852384              15.87%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.543597              45.44%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.516468           15.438204              14.22%                  0         2004
Comstock Value Fund: Class        10.000000           13.516468              35.16%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.830451           11.255447               3.92%                  0         2004
Sector Bond Fund: Class I         10.000000           10.830451               8.30%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.433374           12.078253               5.64%                  0         2004
Balanced Portfolio:               10.000000           11.433374              14.33%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.360038           14.223799              15.08%                  0         2004
Portfolio: Service Shares         10.000000           12.360038              23.60%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.309454              13.09%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.278047           16.531078              15.78%                  0         2004
International Growth              10.000000           14.278047              42.78%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.100319           13.865464              14.59%                  0         2004
Risk-Managed Core                 10.000000           12.100319              21.00%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.516282           13.306701               6.32%                  0         2004
Trust - MFS Investors             10.000000           12.516282              25.16%                  0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.002118           14.564059              12.01%                  0         2004
Trust - MFS Value Series:         10.000000           13.002118              30.02%                  0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.443839           14.672165               9.14%                  0         2004
Management Trust - AMT            10.000000           13.443839              34.44%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.977746            9.809131              -1.69%                  0         2004
Management Trust - AMT            10.000000            9.977746              -0.22%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.452940           14.095694              13.19%                  0         2004
Management Trust - AMT            10.000000           12.452940              24.53%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.171575           13.450191              10.50%                  0         2004
Management Trust - AMT            10.000000           12.171575              21.72%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.538203           14.080295               4.00%                  0         2004
Account Funds -                   10.000000           13.538203              35.38%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.452862              14.53%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.010694           17.407459              15.97%                  0         2004
Account Funds -                   10.000000           15.010694              50.11%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.001048           12.729317               6.07%                  0         2004
Account Funds -                   10.000000           12.001048              20.01%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.002597           13.844123               6.47%                  0         2004
Account Funds -                   10.000000           13.002597              30.03%                  0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.985665           17.422486              16.26%                  0         2004
Account Funds -                   10.000000           14.985665              49.86%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.221224           13.246585               8.39%                  0         2004
Putnam VT Growth & Income         10.000000           12.221224              22.21%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.588612           14.269156              13.35%                  0         2004
Putnam VT International           10.000000           12.588612              25.89%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.659268           11.946053               2.46%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.659268              16.59%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.047999           10.201060               1.52%                  0         2004
Institutional Funds, Inc.         10.000000           10.047999               0.48%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.463435           13.383536               7.38%                  0         2004
Institutional Funds, Inc.         10.000000           12.463435              24.63%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.380232           17.760907              32.74%                  0         2004
Institutional Funds, Inc.         10.000000           13.380232              33.80%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.50%) (Variable account charges of 2.50% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.929513           15.053357               8.07%                  0         2004
Funds - AIM V.I. Basic            10.000000           13.929513              39.30%                  0         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.232915           13.719169               3.67%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.232915              32.33%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.828873           15.541991              12.39%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.828873              38.29%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.553279           14.697438               8.44%                162         2004
Products Series Fund, Inc.        10.000000           13.553279              35.53%                162         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.648712           17.006918              16.10%                  0         2004
Products Series Fund, Inc.        10.000000           14.648712              46.49%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.334847           14.636444               9.76%                  0         2004
Portfolios, Inc. -                10.000000           13.334847              33.35%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.855962           14.386628              11.91%                  0         2004
Portfolios, Inc. -                10.000000           12.855962              28.56%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.171528               11.72%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.909560           13.919802               7.83%                  0         2004
Portfolios, Inc. -                10.000000           12.909560              29.10%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.457714           14.981210              11.32%                  0         2004
Portfolios, Inc. -                10.000000           13.457714              34.58%                  0         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.296831           10.622776               3.17%                  0         2004
Portfolios II, Inc. -             10.000000           10.296831               2.97%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.424717           17.142195              18.84%                  0         2004
Portfolios - Small Cap            10.000000           14.424717              44.25%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.176457           14.177097               7.59%                  0         2004
Inc.: Service Shares - Q/NQ       10.000000           13.176457              31.76%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.552348           12.825585               2.18%                302         2004
Investment Fund -                 10.000000           12.552348              25.52%                302         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.654276           14.783442               8.27%                  0         2004
Investment Fund -                 10.000000           13.654276              36.54%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.189856           14.082027               6.76%                  0         2004
- Federated American              10.000000           13.189856              31.90%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.840790           13.409955               4.43%                  0         2004
- Federated Capital               10.000000           12.840790              28.41%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.153985           10.228802               0.74%                  0         2004
- Federated Quality Bond          10.000000           10.153985               1.54%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.585494           14.733905               8.45%                123         2004
Insurance Products Fund -         10.000000           13.585494              35.85%                123         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.726297           13.801005               0.54%                  0         2004
Insurance Products Fund -         10.000000           13.726297              37.26%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.661946           16.198775              10.48%                  0         2004
Insurance Products Fund -         10.000000           14.661946              46.62%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.947737                9.48%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.247182           14.874067              12.28%                289         2004
Insurance Products Fund II        10.000000           13.247182              32.47%                289         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.211618           10.373487               1.59%                  0         2004
Insurance Products Fund II        10.000000           10.211618               2.12%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.208951           17.269816              21.54%                403         2004
Insurance Products Fund           10.000000           14.208951              42.09%                403         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.491056           18.304064              10.99%                353         2004
Insurance Products Fund           10.000000           16.491056              64.91%                353         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.060104           14.134191               8.22%                291         2004
Variable Insurance                10.000000           13.060104              30.60%                291         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.274655           17.222986              20.65%                  0         2004
Variable Insurance                10.000000           14.274655              42.75%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.641016           15.764456              15.57%                  0         2004
Variable Insurance                10.000000           13.641016              36.41%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.432056               14.32%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.668336           15.992068              17.00%                  0         2004
International Value Fund:         10.000000           13.668336              36.68%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.395221              13.95%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.201002           16.024317              12.84%                273         2004
Index Fund: Class I - Q/NQ        10.000000           14.201002              42.01%                273         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.824955           12.693490               7.34%                  0         2004
Income Bond Fund: Class I         10.000000           11.824955              18.25%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.547807           19.431581              17.43%                  0         2004
Emerging Markets Fund:            10.000000           16.547807              65.48%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.660535              16.61%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.122409           16.628477              17.75%                  0         2004
Financial Services Fund:          10.000000           12.122409              41.22%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.726626           14.395965               4.88%                  0         2004
Health Sciences Fund:             10.000000           13.726626              37.27%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.779094              -2.21%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.160681           15.377810               1.43%                  0         2004
Technology and                    10.000000           15.160681              51.61%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.781201               7.81%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.329837           51.575130              26.32%                  0         2004
Utilities Fund: Class II -        10.000000           12.329837              23.30%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.976093           10.044005               0.68%                  0         2004
Government Bond Fund:             10.000000            9.976093              -0.24%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.651358           10.868245               2.04%                  0         2004
Investor Destinations             10.000000           10.651358               6.51%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.361390           11.870421               4.48%              1,586         2004
Investor Destinations             10.000000           11.361390              13.61%              1,586         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.121480           12.945518               6.80%                  0         2004
Investor Destinations             10.000000           12.121480              21.21%                  0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.951129           14.154468               9.29%                  0         2004
Investor Destinations             10.000000           12.951129              29.51%                  0         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.616107           15.137915              11.18%                  0         2004
Investor Destinations             10.000000           13.616107              36.16%                  0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.490228           14.030554              12.33%                  0         2004
Growth Fund: Class II -           10.000000           12.490228              24.90%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.824766            9.656870              -1.71%                  0         2004
Market Fund: Class I -            10.000000            9.824766              -1.75%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.023406           13.908480               6.80%                  0         2004
Nationwide(R) Fund: Class II      10.000000           13.023406              30.23%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.808298           16.185022               9.30%                  0         2004
Growth Leaders Fund: Class        10.000000           14.808298              48.08%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.636241           15.046204              10.34%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.636241              36.36%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.584685           18.918543              14.07%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.584685              65.85%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.537072           16.836188              15.82%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.537072              45.37%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.510397           15.423379              14.16%                285         2004
Comstock Value Fund: Class        10.000000           13.510397              35.10%                285         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.825594           11.244639               3.87%                  0         2004
Sector Bond Fund: Class I         10.000000           10.825594               8.26%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.428244           12.066649               5.59%                  0         2004
Balanced Portfolio:               10.000000           11.428244              14.28%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.354479           14.210111              15.02%                304         2004
Portfolio: Service Shares         10.000000           12.354479              23.54%                304         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.271648           16.515213              15.72%                  0         2004
International Growth              10.000000           14.271648              42.72%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.305622              13.06%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.096180           13.853630              14.53%                  0         2003*
Risk-Managed Core                 10.000000           12.096180              20.96%
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.510661           13.293905               6.26%                606         2004
Trust - MFS Investors             10.000000           12.510661              25.11%                606         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.996280           14.550067              11.96%                128         2004
Trust - MFS Value Series:         10.000000           12.996280              29.96%                128         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.437805           14.658058               9.08%                  0         2004
Management Trust - AMT            10.000000           13.437805              34.38%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.973263            9.799698              -1.74%                  0         2004
Management Trust - AMT            10.000000            9.973263              -0.27%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.446564           14.081263              13.13%                  0         2004
Management Trust - AMT            10.000000           12.446564              24.47%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.167407           13.438688              10.45%                  0         2004
Management Trust - AMT            10.000000           12.167407              21.67%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.532144           14.066772               3.95%                  0         2004
Account Funds -                   10.000000           13.532144              35.32%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.448989              14.49%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.003950           17.390723              15.91%                  0         2004
Account Funds -                   10.000000           15.003950              50.04%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.995661           12.717075               6.01%                  0         2004
Account Funds -                   10.000000           11.995661              19.96%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.996768           13.830819               6.42%                127         2004
Account Funds -                   10.000000           12.996768              29.97%                127         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.978953           17.405765              16.20%                  0         2004
Account Funds -                   10.000000           14.978953              49.79%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.217048           13.235273               8.33%                  0         2004
Putnam VT Growth & Income         10.000000           12.217048              22.17%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.584302           14.256956              13.29%                  0         2004
Putnam VT International           10.000000           12.584302              25.84%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.655293           11.935860               2.41%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.655293              16.55%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.044557           10.192334               1.47%                  0         2004
Institutional Funds, Inc.         10.000000           10.044557               0.45%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.457054           13.369832               7.33%                  0         2004
Institutional Funds, Inc.         10.000000           12.457054              24.57%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.373387           17.742725              32.67%                  0         2004
Institutional Funds, Inc.         10.000000           13.373387              33.73%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
             (Total 2.55%) (Variable account charges of 2.55 of the
                    daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.923259           15.038878               8.01%                  0         2004
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.226979           13.705989               3.62%                  0         2004
Funds - AIM V.I. Capital
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.822665           15.527047              12.33%                  0         2004
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.547207           14.683317               8.39%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.642139           16.990570              16.04%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.328855           14.622353               9.70%                  0         2004
Portfolios, Inc. -
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        12.850187           14.372789               11.85%                    0       2004
Portfolios, Inc. -
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.167726               11.68%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.903764           13.906425               7.77%              1,207         2004
Portfolios, Inc. -
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.451657           14.966790              11.26%                  0         2004
Portfolios, Inc. -
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.291552           10.611882               3.11%                155         2004
Portfolios II, Inc. -
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.418238           17.125720              18.78%                  0         2004
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.170537           14.163472               7.54%                488         2004
Inc.: Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.546704           12.813249               2.12%                  0         2004
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.648154           14.769232               8.21%                  0         2004
Investment Fund -
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.183936           14.068483               6.71%                  0         2004
- Federated American
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.835006           13.397044               4.38%                  0         2004
- Federated Capital
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.149419           10.218953               0.69%                  0         2004
- Federated Quality Bond
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.579393           14.719744               8.40%              1,165         2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.720126           13.787725               0.49%                  0         2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.655363           16.183197              10.43%                  0         2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.000000           10.944025               9.44%                  0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.241238           14.859757              12.22%                104         2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.207031           10.363516               1.53%                  0         2004
Insurance Products Fund II
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.202577           17.253206              21.48%                794         2004
Insurance Products Fund
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.483660           18.286473              10.94%                286         2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.054225           14.120595               8.17%                119         2004
Variable Insurance
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.268246           17.206428              20.59%                  0         2004
Variable Insurance
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.634901           15.749303              15.51%                  0         2004
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.428183               14.28%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.663665           15.978409              16.94%                  0         2004
International Value Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.391374              13.91%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.194622           16.008905              12.78%                  0         2004
Index Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.819638           12.681275               7.29%                  0         2004
Income Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.540376           19.412896              17.37%                  0         2004
Emerging Markets Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.656576              16.57%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.116084           16.612510              17.68%                  0         2004
Financial Services Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.720458           14.382099               4.82%                  0         2004
Health Sciences Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.775780              -2.24%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.153885           15.363022               1.38%                  0         2004
Technology and
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.777554               7.78%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.324285           15.560145              26.26%                  0         2004
Utilities Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.971617           10.034351               0.63%                  0         2004
Government Bond Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.646571           10.857791               1.98%                  0         2004
Investor Destinations
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.356286           11.859009               4.43%                  0         2004
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.116049           12.933076               6.74%             62,089         2004
Investor Destinations
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.945322           14.140874               9.24%              4,962         2004
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.609991           15.123351              11.12%             10,358         2004
Investor Destinations
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.485956           14.018561              12.27%                  0         2004
Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.820156            9.647389              -1.76%                  0         2004
Market Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.017569           13.895106               6.74%                  0         2004
Nationwide(R) Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.801656           16.169473               9.24%                  0         2004
Growth Leaders Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.630117           15.031729              10.28%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.577254           18.900373              14.01%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.530553           16.820009              15.76%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.504333           15.408536              14.10%              1,095         2004
Comstock Value Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.820723           11.233809               3.82%                  0         2004
Sector Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.423100           12.055029               5.53%                  0         2004
Balanced Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.348942           14.196482              14.96%                  0         2004
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.265241           16.499332              15.66%                  0         2004
International Growth
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.301782              13.02%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.092041           13.841789              14.47%                  0         2004
Risk-Managed Core
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.505036           13.281117               6.21%                  0         2004
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.990444           14.536075              11.90%                  0         2004
Trust - MFS Value Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.431782           14.643982               9.02%                  0         2004
Management Trust - AMT
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.968772            9.790262              -1.79%                  0         2004
Management Trust - AMT
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.440193           14.066830              13.08%                  0         2004
Management Trust - AMT
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.163238           13.427203              10.39%                114         2004
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.526067           14.053233               3.90%                  0         2004
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.445101              14.45%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.997227           17.374012              15.85%                  0         2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.990272           12.704852               5.96%                  0         2004
Account Funds -
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.990931           13.817518               6.36%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.972238           17.389038              16.14%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.212863           13.223957               8.28%                  0         2004
Putnam VT Growth & Income
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.580004           14.244793              13.23%                  0         2004
Putnam VT International
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.651290           11.925642               2.35%                  0         2004
Putnam VT Voyager Fund:
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.041112           10.183615               1.42%                  0         2004
Institutional Funds, Inc.
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.450667           13.356123               7.27%                  0         2004
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.366536           17.724561              32.60%                  0         2004
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.60%) (Variable account charges of 2.60% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.916999           15.024408               7.96%                  0         2004
Funds - AIM V.I. Basic            10.000000           13.916999              39.17%                  0         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.221044           13.692808               3.57%              2,941         2004
Funds - AIM V.I. Capital          10.000000           13.221044              32.21%              2,941         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.816459           15.512106              12.27%                352         2004
Funds - AIM V.I. Capital          10.000000           13.816459              38.16%                352         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.541122           14.669210               8.33%              1,610         2004
Products Series Fund, Inc.        10.000000           13.541122              35.41%              1,610         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.635577           16.974250              15.98%                  0         2004
Products Series Fund, Inc.        10.000000           14.635577              46.36%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.322861           14.608293               9.65%              2,006         2004
Portfolios, Inc. -                10.000000           13.322861              33.23%              2,006         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.844425           14.358978              11.79%                  0         2004
Portfolios, Inc. -                10.000000           12.844425              28.44%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.163954               11.64%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.897964           13.893039               7.71%                  0         2004
Portfolios, Inc. -                10.000000           12.897964              28.98%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.445624           14.952404              11.21%                  0         2004
Portfolios, Inc. -                10.000000           13.445624              34.46%                  0         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.286270           10.600995               3.06%                  0         2004
Portfolios II, Inc. -             10.000000           10.286270               2.86%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.411767           17.109251              18.72%                  0         2004
Portfolios - Small Cap            10.000000           14.411767              44.12%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.164627           14.149850               7.48%                  0         2004
Inc.: Service Shares - Q/NQ       10.000000           13.164627              31.65%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.541065           12.800921               2.07%                  0         2004
Investment Fund -                 10.000000           12.541065              25.41%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.642013           14.755012               8.16%                  0         2004
Investment Fund -                 10.000000           13.642013              36.42%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.178007           14.054952               6.65%                  0         2004
- Federated American              10.000000           13.178007              31.78%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.829245           13.384155               4.33%                  0         2004
- Federated Capital               10.000000           12.829245              28.29%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.144849           10.209113               0.63%                  0         2004
- Federated Quality Bond          10.000000           10.144849               1.45%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.573275           14.705555               8.34%                  0         2004
Insurance Products Fund -         10.000000           13.573275              35.73%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.713975           13.774476               0.44%                  0         2004
Insurance Products Fund -         10.000000           13.713975              37.14%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.648789           16.167649              10.37%                  0         2004
Insurance Products Fund -         10.000000           14.648789              46.49%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.940303                9.40%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.235298           14.845495              12.17%                  0         2004
Insurance Products Fund II        10.000000           13.235298              32.35%                  0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.202435           10.353540               1.48%                  0         2004
Insurance Products Fund II        10.000000           10.202435               2.02%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.196193           17.236623              21.42%                  0         2004
Insurance Products Fund           10.000000           14.196193              41.96%                  0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.476260           18.268884              10.88%                  0         2004
Insurance Products Fund           10.000000           16.476260              64.76%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.048361           14.107001               8.11%                  0         2004
Variable Insurance                10.000000           13.048361              30.48%                  0         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.261855           17.189899              20.53%                  0         2004
Variable Insurance                10.000000           14.261855              42.62%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.628768           15.734158              15.45%                  0         2004
Variable Insurance                10.000000           13.628768              36.29%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.424307               14.24%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.658986           15.964736              16.88%                  0         2004
International Value Fund:         10.000000           13.658986              36.59%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.387503              13.88%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.188248           15.993517              12.72%                  0         2004
Index Fund: Class I - Q/NQ        10.000000           14.188248              41.88%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.814339           12.669092               7.23%                  0         2004
Income Bond Fund: Class I         10.000000           11.814339              18.14%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.532966           19.394248              17.31%                  0         2004
Emerging Markets Fund:            10.000000           16.532966              65.33%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.652622              16.53%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.109736           16.596528              17.62%                  0         2004
Financial Services Fund:          10.000000           14.109736              41.10%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.714296           14.368281               4.77%                  0         2004
Health Sciences Fund:             10.000000           13.714296              37.14%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.772461              -2.28%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.147092           15.348265               1.33%                  0         2004
Technology and                    10.000000           15.147092              51.47%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.773887               7.74%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.318756           15.545191              26.19%                  0         2004
Utilities Fund: Class II -        10.000000           12.318756              23.19%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.967119           10.024669               0.58%                  0         2004
Government Bond Fund:             10.000000            9.967119              -0.33%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.641785           10.847344               1.93%                  0         2004
Investor Destinations             10.000000           10.641785               6.42%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.351180           11.847596               4.37%                  0         2004
Investor Destinations             10.000000           11.351180              13.51%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.110589           12.920619               6.69%                  0         2004
Investor Destinations             10.000000           12.110589              21.11%                  0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.939502           14.127253               9.18%              3,189         2004
Investor Destinations             10.000000           12.939502              29.40%              3,189         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.603874           15.108800              11.06%                  0         2004
Investor Destinations             10.000000           13.603874              36.04%                  0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.481682           14.006570              12.22%                  0         2004
Growth Fund: Class II -           10.000000           12.481682              24.82%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.815545            9.637912              -1.81%                  0         2004
Market Fund: Class I -            10.000000            9.815545              -1.84%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.011714           13.881734               6.69%                368         2004
Nationwide(R) Fund: Class II      10.000000           13.011714              30.12%                368         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.795014           16.153932               9.18%                  0         2004
Growth Leaders Fund: Class        10.000000           14.795014              47.95%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.623997           15.017268              10.23%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.623997              36.24%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.569801           18.882184              13.96%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.569801              65.70%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.524035           16.803847              15.70%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.524035              45.24%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.498265           15.393731              14.04%                  0         2004
Comstock Value Fund: Class        10.000000           13.498265              34.98%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.815861           11.223003               3.76%                  0         2004
Sector Bond Fund: Class I         10.000000           10.815861               8.16%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.417969           12.043434               5.48%                  0         2004
Balanced Portfolio:               10.000000           11.417969              14.18%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.343389           14.182804              14.90%                385         2004
Portfolio: Service Shares         10.000000           12.343389              23.43%                385         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.258843           16.483483              15.60%                  0         2004
International Growth              10.000000           14.258843              42.59%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.297946              12.98%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.087900           13.829948              14.41%                  0         2004
Risk-Managed Core                 10.000000           12.087900              20.88%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.499430           13.268354               6.15%                  0         2004
Trust - MFS Investors             10.000000           12.499430              24.99%                  0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.984608           14.522098              11.84%                  0         2004
Trust - MFS Value Series:         10.000000           12.984608              29.85%                  0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.425742           14.629891               8.97%                  0         2004
Management Trust - AMT            10.000000           13.425742              34.26%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.964302            9.780856              -1.84%                  0         2004
Management Trust - AMT            10.000000            9.964302              -0.36%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.433807           14.052396              13.02%                  0         2004
Management Trust - AMT            10.000000           12.433807              24.34%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.159070           13.415718              10.34%                  0         2004
Management Trust - AMT            10.000000           12.159070              21.59%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.519989           14.039735               3.84%                357         2004
Account Funds -                   10.000000           13.519989              35.20%                357         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.441227              14.41%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.990508           17.357325              15.79%                  0         2004
Account Funds -                   10.000000           14.990508              49.91%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.984878           12.692608               5.91%                  0         2004
Account Funds -                   10.000000           11.984878              19.85%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.985093           13.804228               6.31%                  0         2004
Account Funds -                   10.000000           12.985093              29.85%                  0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.965518           17.372328              16.08%                  0         2004
Account Funds -                   10.000000           14.965518              49.66%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.208681           13.212649               8.22%                  0         2004
Putnam VT Growth & Income         10.000000           12.208681              22.09%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.575694           14.232609              13.18%                  0         2004
Putnam VT International           10.000000           12.575694              25.76%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.647305           11.915436               2.30%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.647305              16.47%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.037664           10.174895               1.37%                  0         2004
Institutional Funds, Inc.         10.000000           10.037664               0.38%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.444303           13.342449               7.22%                  0         2004
Institutional Funds, Inc.         10.000000           12.444303              24.44%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.359695           17.706398              32.54%                  0         2004
Institutional Funds, Inc.         10.000000           13.359695              33.60%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 2.65%) (VARIABLE ACCOUNT CHARGES OF 2.65% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.910747           15.009947               7.90%                  0         2004
Funds - AIM V.I. Basic            10.000000           13.910747              39.11%                 90         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.215099           13.679629               3.52%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.215099              32.15%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.810248           15.497180              12.22%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.810248              38.10%                 90         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.535030           14.655069               8.28%                  0         2004
Products Series Fund, Inc.        10.000000           13.535030              35.35%                  0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.628993           16.957910              15.92%                  0         2004
Products Series Fund, Inc.        10.000000           14.628993              46.29%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.316868           14.594228               9.59%                  0         2004
Portfolios, Inc. -                10.000000           13.316868              33.17%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.838632           14.345132              11.73%                  0         2004
Portfolios, Inc. -                10.000000           12.838632              28.39%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.160156               11.60%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.892175           13.879682               7.66%                  0         2004
Portfolios, Inc. -                10.000000           12.892175              28.92%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.439579           14.938010              11.15%                  0         2004
Portfolios, Inc. -                10.000000           13.439579              34.40%                  0         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.280991           10.590116               3.01%                  0         2004
Portfolios II, Inc. -             10.000000           10.280991               2.81%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.405303           17.092810              18.66%                  0         2004
Portfolios - Small Cap            10.000000           14.405303              44.05%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.158718           14.136241               7.43%                  0         2004
Inc.: Service Shares - Q/NQ       10.000000           13.158718              31.59%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.535430           12.788595               2.02%                  0         2004
Investment Fund -                 10.000000           12.535430              25.35%                 98         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.635887           14.740822               8.10%                  0         2004
Investment Fund -                 10.000000           13.635887              36.36%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.172089           14.041430               6.60%                  0         2004
- Federated American              10.000000           13.172089              31.72%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.823482           13.371278               4.27%                  0         2004
- Federated Capital               10.000000           12.823482              28.23%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.140286           10.199280               0.58%                  0         2004
- Federated Quality Bond          10.000000           10.140286               1.40%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.567190           14.691423               8.29%                  0         2004
Insurance Products Fund -         10.000000           13.567190              35.67%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.707815           13.761209               0.39%                  0         2004
Insurance Products Fund -         10.000000           13.707815              37.08%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.642203           16.152073              10.31%                  0         2004
Insurance Products Fund -         10.000000           14.642203              46.42%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.936592                9.37%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.229346           14.831189              12.11%                  0         2004
Insurance Products Fund II        10.000000           13.229346              32.29%                  0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.197847           10.343578               1.43%                  0         2004
Insurance Products Fund II        10.000000           10.197847               1.98%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.189813           17.220038              21.35%                  0         2004
Insurance Products Fund           10.000000           14.189813              41.90%                  0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.468875           18.251327              10.82%                  0         2004
Insurance Products Fund           10.000000           16.468875              64.69%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.042504           14.093437               8.06%                  0         2004
Variable Insurance                10.000000           13.042504              30.43%                 94         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.255449           17.173368              20.47%                  0         2004
Variable Insurance                10.000000           14.255449              42.55%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.622650           14.719025              15.39%                  0         2004
Variable Insurance                10.000000           13.622650              36.23%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.420446               14.20%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.654304           15.951095              16.82%                  0         2004
International Value Fund:         10.000000           13.654304              36.54%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.383636              13.84%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.181875           15.978117              12.67%                  0         2004
Index Fund: Class I - Q/NQ        10.000000           14.181875              41.82%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.809019           12.656896               7.18%                  0         2004
Income Bond Fund: Class I         10.000000           11.809019              18.09%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.525546           19.375595              17.25%                  0         2004
Emerging Markets Fund:            10.000000           16.525546              65.26%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.648664              16.49%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.103400           16.580566              17.56%                  0         2004
Financial Services Fund:          10.000000           14.103400              41.03%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.708139           14.354454               4.71%                  0         2004
Health Sciences Fund:             10.000000           13.708139              37.08%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.769141              -2.31%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.140282           15.333495               1.28%                  0         2004
Technology and                    10.000000           15.140282              51.40%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.770237               7.70%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.313215           15.530229              26.13%                  0         2004
Utilities Fund: Class II -        10.000000           12.313215              23.13%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.962635           10.015015               0.53%                  0         2004
Government Bond Fund:             10.000000            9.962635              -0.37%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.636998           10.836897               1.88%                  0         2004
Investor Destinations             10.000000           10.636998               6.37%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.346082           11.836190               4.32%                  0         2004
Investor Destinations             10.000000           11.346082              13.46%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.105156           12.908186               6.63%                  0         2004
Investor Destinations             10.000000           12.105156              21.05%                  0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.933688           14.113660               9.12%              2,755         2004
Investor Destinations             10.000000           12.933688              29.34%              2,755         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.597762           15.094263              11.01%              5,034         2004
Investor Destinations             10.000000           13.597762              35.98%                  0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.477399           13.994583              12.16%                  0         2004
Growth Fund: Class II -           10.000000           12.477399              24.77%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.810935            9.628441              -1.86%                  0         2004
Market Fund: Class I -            10.000000            9.810935              -1.89%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.005866           13.868376               6.63%                  0         2004
Nationwide(R) Fund: Class II      10.000000           13.005866              30.06%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.788374           16.138391               9.13%                  0         2004
Growth Leaders Fund: Class        10.000000           14.788374              47.88%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.617871           15.002820              10.17%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.617871              36.18%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.562373           18.864027              13.90%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.562373              65.62%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.517509           16.787676              15.64%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.517509              45.18%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.492206           15.378922              13.98%                  0         2004
Comstock Value Fund: Class        10.000000           13.492206              34.92%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.810989           11.212189               3.71%                  0         2004
Sector Bond Fund: Class I         10.000000           10.810989               8.11%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.412832           12.031837               5.42%                  0         2004
Balanced Portfolio:               10.000000           11.412832              14.13%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.337835           14.169154              14.84%                  0         2004
Portfolio: Service Shares         10.000000           12.337835              23.38%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.252430           16.467621              15.54%                  0         2004
International Growth              10.000000           14.252430              42.52%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.294121              12.94%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.083760           13.818116              14.35%                  0         2004
Risk-Managed Core                 10.000000           12.083760              20.84%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.493813           13.255587               6.10%                  0         2004
Trust - MFS Investors             10.000000           12.493813              24.94%                  0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.978767           14.508110              11.78%                  0         2004
Trust - MFS Value Series:         10.000000           12.978767              29.79%                  0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.419708           14.615808               8.91%                  0         2004
Management Trust - AMT            10.000000           13.419708              34.20%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.959809            9.771420              -1.89%                  0         2004
Management Trust - AMT            10.000000            9.959809              -0.40%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.427433           14.037993              12.96%                  0         2004
Management Trust - AMT            10.000000           12.427433              24.27%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.154906           13.404243              10.28%                  0         2004
Management Trust - AMT            10.000000           12.154906              21.55%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.513916           14.026215               3.79%                  0         2004
Account Funds -                   10.000000           13.513916              35.14%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.437350              14.37%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.983757           17.340618              15.73%                  0         2004
Account Funds -                   10.000000           14.983757              49.84%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.979498           12.680408               5.85%                  0         2004
Account Funds -                   10.000000           11.979498              19.79%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.979264           13.790950               6.25%                  0         2004
Account Funds -                   10.000000           12.979264              29.79%                  0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.958800           17.355616              16.02%                  0         2004
Account Funds -                   10.000000           14.958800              49.59%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.204507           13.201360               8.17%                  0         2004
Putnam VT Growth & Income         10.000000           12.204507              22.05%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.571380           14.220424              13.12%                  0         2004
Putnam VT International           10.000000           12.571380              25.71%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.643314           11.905241               2.25%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.643314              16.43%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.034219           10.166177               1.32%                  0         2004
Institutional Funds, Inc.         10.000000           10.034219               0.34%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.437910           13.328752               7.16%                  0         2004
Institutional Funds, Inc.         10.000000           12.437910              24.38%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.352839           17.688232              32.47%                  0         2004
Institutional Funds, Inc.         10.000000           13.352839              33.53%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 2.70%) (VARIABLE ACCOUNT CHARGES OF 2.70% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.904497           14.995495               7.85%                  0         2004
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.209160           13.666449               3.46%                  0         2004
Funds - AIM V.I. Capital
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.804046           15.482266              12.16%                  0         2004
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.528939           14.640963               8.22%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.622416           16.941580              15.86%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.310890           14.580180               9.54%                  0         2004
Portfolios, Inc. -
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.832870           14.331330              11.68%                  0         2004
Portfolios, Inc. -
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.156364               11.56%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.886366           13.866297               7.60%                  0         2004
Portfolios, Inc. -
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.433540           14.923634              11.09%                  0         2004
Portfolios, Inc. -
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.275710           10.579241               2.95%                  0         2004
Portfolios II, Inc. -
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.398821           17.076334              18.60%                  0         2004
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.152795           14.122620               7.37%                  0         2004
Inc.: Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.529791           12.776279               1.97%                  0         2004
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.629760           14.726633               8.05%                  0         2004
Investment Fund -
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.166166           14.027907               6.55%                  0         2004
- Federated American
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.817714           13.358397               4.22%                  0         2004
- Federated Capital
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.135722           10.189458               0.53%                  0         2004
- Federated Quality Bond
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.561088           14.677279               8.23%                  0         2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.701649           13.747955               0.34%                  0         2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.635627           16.136539              10.26%                  0         2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.000000           10.932892               9.33%                  0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.223395           14.816910              12.05%                  0         2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.193260           10.333602               1.38%                  0         2004
Insurance Products Fund II
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.183441           17.203473              21.29%                  0         2004
Insurance Products Fund
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.461485           18.233772              10.77%                  0         2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.036650           14.079886               8.00%                  0         2004
Variable Insurance
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.249037           17.156834              20.41%                  0         2004
Variable Insurance
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.616535           15.703898              15.33%                  0         2004
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.416560               14.17%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.649628           15.937431              16.76%                  0         2004
International Value Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.379776              13.80%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.175509           15.962749              12.61%                  0         2004
Index Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.803715           12.644713               7.12%                  0         2004
Income Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.518123           19.356954              17.19%                  0         2004
Emerging Markets Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.644707              16.45%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.097055           16.564598              17.50%                  0         2004
Financial Services Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.701966           14.340628               4.66%                  0         2004
Health Sciences Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.765820              -2.34%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.133490           15.318740               1.22%                  0         2004
Technology and
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.766587               7.67%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.307671           15.515277              26.06%                  0         2004
Utilities Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.958142           10.005359               0.47%                  0         2004
Government Bond Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.632205           10.826442               1.83%                  0         2004
Investor Destinations
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.340974           11.824787               4.27%                  0         2004
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.099714           12.895765               6.58%                  0         2004
Investor Destinations
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.927866           14.100070               9.07%                  0         2004
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.591653           15.079743              10.95%              6,759         2004
Investor Destinations
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.473132           13.982615              12.10%                  0         2004
Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.806322            9.618970              -1.91%                  0         2004
Market Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.000020           13.855035               6.58%                  0         2004
Nationwide(R) Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.781727           16.122850               9.07%                  0         2004
Growth Leaders Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.611753           14.988380              10.11%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.554929           18.845879              13.84%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.510988           16.771526              15.58%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.486131           15.364109              13.93%                  0         2004
Comstock Value Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.806126           11.201387               3.66%                  0         2004
Sector Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.407697           12.020244               5.37%                  0         2004
Balanced Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.332291           14.155513              14.78%                  0         2004
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.246024           16.451756              15.48%                  0         2004
International Growth
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.290283              12.90%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.079613           13.806284              14.29%                  0         2004
Risk-Managed Core
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.488185           13.242813               6.04%                  0         2004
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.972926           14.494132              11.73%                  0         2004
Trust - MFS Value Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.413668           14.601735               8.86%                  0         2004
Management Trust - AMT
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.955329            9.762014              -1.94%                  0         2004
Management Trust - AMT
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.421068           14.023592              12.90%                  0         2004
Management Trust - AMT
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.150747           13.392775              10.22%                  0         2004
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.507838           14.012700               3.74%                  0         2004
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.433463              14.33%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.977033           17.323937              15.67%                  0         2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.974106           12.668195               5.80%                  0         2004
Account Funds -
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.973431           13.777669               6.20%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.952077           17.338914              15.96%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.200318           13.190054               8.11%                  0         2004
Putnam VT Growth & Income
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.567062           14.208241              13.06%                  0         2004
Putnam VT International
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.639317           11.895053               2.20%                  0         2004
Putnam VT Voyager Fund:
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.030773           10.157647               1.26%                  0         2004
Institutional Funds, Inc.
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.431525           13.315068               7.11%                  0         2004
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.345991           17.670088              32.40%                  0         2004
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 2.75%) (VARIABLE ACCOUNT CHARGES OF 2.75% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            12.794135           13.790927               7.79%                 66         2004
Funds - AIM V.I. Basic            10.000000           12.794135              27.94%                  0         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            12.146174           12.560211               3.41%              1,475         2004
Funds - AIM V.I. Capital          10.000000           12.146174              21.46%              1,246         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            12.751290           14.294172              12.10%                  0         2004
Funds - AIM V.I. Capital          10.000000           12.751290              27.51%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        12.190984           13.186252               8.16%                  0         2004
Products Series Fund, Inc.        10.000000           12.190984              21.91%                  0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.506639           15.640797              15.80%                  0         2004
Products Series Fund, Inc.        10.000000           13.506639              35.07%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.241571           13.402011               9.48%                  0         2004
Portfolios, Inc. -                10.000000           12.241571              22.42%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.478474           13.928401              11.62%                  0         2004
Portfolios, Inc. -                10.000000           12.478474              24.78%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.152579               11.53%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         11.676772           12.558278               7.55%              1,779         2004
Portfolios, Inc. -                10.000000           11.676772              16.77%              1,297         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.317024           13.676234              11.04%              1,730         2004
Portfolios, Inc. -                10.000000           12.317024              23.17%              1,269         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.270430           10.568368               2.90%                  0         2004
Portfolios II, Inc. -             10.000000           10.270430               2.70%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                13.274342           15.734676              18.53%                  0         2004
Portfolios - Small Cap            10.000000           13.274342              32.74%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         12.012514           12.891636               7.32%                974         2004
Inc.: Service Shares - Q/NQ       10.000000           12.012514              20.13%                646         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.582860           11.804661               1.91%                  0         2004
Investment Fund -                 10.000000           11.582860              15.83%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.642571           13.652977               7.99%                  0         2004
Investment Fund -                 10.000000           12.642571              26.43%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.342453           13.143524               6.49%                 69         2004
- Federated American              10.000000           12.342453              23.42%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        11.830736           12.323453               4.16%                  0         2004
- Federated Capital               10.000000           11.830736              18.31%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series         9.975615           10.023347               0.48%                  0         2004
- Federated Quality Bond          10.000000            9.975615              -0.24%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.471913           13.491515               8.18%                  0         2004
Insurance Products Fund -         10.000000           12.471913              24.72%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.342911           12.378260               0.29%                  0         2004
Insurance Products Fund -         10.000000           12.342911              23.43%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.366822           15.832040              10.20%                  0         2004
Insurance Products Fund -         10.000000           14.366822              43.67%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.929165                9.29%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.285646           13.759080              11.99%                  0         2004
Insurance Products Fund II        10.000000           12.285646              22.86%                  0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.015587           10.148269               1.32%                  0         2004
Insurance Products Fund II        10.000000           10.015587               0.16%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.807693           16.739109              21.23%                  0         2004
Insurance Products Fund           10.000000           13.807693              38.08%                  0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.653775           16.223094              10.71%                  0         2004
Insurance Products Fund           10.000000           14.653775              46.54%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                12.058413           13.016674               7.95%                 94         2004
Variable Insurance                10.000000           12.058413              20.58%                  0         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.091484           15.754961              20.35%                  0         2004
Variable Insurance                10.000000           13.091484              30.91%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.005097           14.991026              15.27%                  0         2004
Variable Insurance                10.000000           13.005097              30.05%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.412675               14.13%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.644949           15.923791              16.70%                  0         2004
International Value Fund:         10.000000           13.644949              36.45%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.375904              13.76%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         12.954662           14.580496              12.55%                 65         2004
Index Fund: Class I - Q/NQ        10.000000           12.954662              29.55%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          10.913823           11.685407               7.07%                  0         2004
Income Bond Fund: Class I         10.000000           10.913823               9.14%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                15.764871           18.464766              17.13%                  0         2004
Emerging Markets Fund:            10.000000           15.764871              57.65%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.640756              16.41%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.165747           15.462328              17.44%                  0         2004
Financial Services Fund:          10.000000           13.165747              31.66%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.335980           12.904326               4.61%                  0         2004
Health Sciences Fund:             10.000000           12.335980              23.36%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.762494              -2.38%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.727437           13.888335               1.17%                  0         2004
Technology and                    10.000000           13.727437              37.27%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.762915               7.63%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.762324           14.820198              26.00%                  0         2004
Utilities Fund: Class II -        10.000000           11.762324              17.62%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.870436            9.912146               0.42%                  0         2004
Government Bond Fund:             10.000000            9.870436              -1.30%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.415999           10.600846               1.77%                  0         2004
Investor Destinations             10.000000           10.415999               4.16%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.926922           11.387224               4.21%              5,895         2004
Investor Destinations             10.000000           10.926922               9.27%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.485655           12.235023               6.52%              1,506         2004
Investor Destinations             10.000000           11.485655              14.86%                767         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.109389           13.200595               9.01%              4,836         2004
Investor Destinations             10.000000           12.109389              21.09%                  0         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.573870           13.943365              10.89%              6,887         2004
Investor Destinations             10.000000           12.573870              25.74%              6,887         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.468855           13.970638              12.04%                  0         2004
Growth Fund: Class II -           10.000000           12.468855              24.69%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.801712            9.609508              -1.96%                  0         2004
Market Fund: Class I -            10.000000            9.801712              -1.98%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.934984           12.713412               6.52%                  0         2004
Nationwide(R) Fund: Class II      10.000000           11.934984              19.35%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           13.134937           14.319285               9.02%                  0         2004
Growth Leaders Fund: Class        10.000000           13.134937              31.35%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        12.375046           13.619596              10.06%                  0         2004
Fund: Class II - Q/NQ             10.000000           12.375046              23.75%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         14.660176           16.680345              13.78%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.660176              46.60%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           13.284106           15.345626              15.52%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.284106              32.84%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              12.424069           14.146884              13.87%                  0         2004
Comstock Value Fund: Class        10.000000           12.424069              24.24%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.435528           10.811681               3.60%                  0       20042003*
Sector Bond Fund: Class I         10.000000           10.435528               4.36%                  0
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.827105           11.402622               5.32%                  0         2004
Balanced Portfolio:               10.000000           10.827105               8.27%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        11.553597           13.254893              14.73%                  0         2004
Portfolio: Service Shares         10.000000           11.553597              15.54%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              13.439992           15.512965              15.42%                  0         2004
International Growth              10.000000           13.439992              34.40%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.286445              12.86%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.075478           13.794474              14.24%                  0         2004
Risk-Managed Core                 10.000000           12.075478              20.75%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         11.367537           12.048246               5.99%              1,492         2004
Trust - MFS Investors             10.000000           11.367537              13.68%              1,004         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.119843           13.534074              11.67%              1,441         2004
Trust - MFS Value Series:         10.000000           12.119843              21.20%                970         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.375530           13.464723               8.80%                  0         2004
Management Trust - AMT            10.000000           12.375530              23.76%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.913731            9.716232              -1.99%                 87         2004
Management Trust - AMT            10.000000            9.913731              -0.86%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.414689           14.009196              12.84%                  0         2004
Management Trust - AMT            10.000000           12.414689              24.15%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.146568           13.381289              10.17%                  0         2004
Management Trust - AMT            10.000000           12.146568              21.47%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.200675           12.650184               3.68%                  0         2004
Account Funds -                   10.000000           12.200675              22.01%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.429587              14.30%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.016105           16.204092              15.61%                  0         2004
Account Funds -                   10.000000           14.016105              40.16%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.965685           11.595358               5.74%                  0         2004
Account Funds -                   10.000000           10.965685               9.66%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.987135           12.723699               6.14%                  0         2004
Account Funds -                   10.000000           11.987135              19.87%                  0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.588023           15.749018              15.90%                  0         2004
Account Funds -                   10.000000           13.588023              35.88%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.196135           13.178754               8.06%                  0         2004
Putnam VT Growth & Income         10.000000           12.196135              21.96%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.562751           14.196078              13.00%                  0         2004
Putnam VT International           10.000000           12.562751              25.63%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.635330           11.884869               2.14%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.635330              16.35%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.027332           10.148776               1.21%                  0         2004
Institutional Funds, Inc.         10.000000           10.027332               0.27%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.425135           13.301386               7.05%                  0         2004
Institutional Funds, Inc.         10.000000           12.425135              24.25%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.339141           17.651949              32.33%                  0         2004
Institutional Funds, Inc.         10.000000           13.339141              33.39%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       MAXIMUM ADDITIONAL CONTRACT OPTIONS
               ELECTED (TOTAL 2.90%) (VARIABLE ACCOUNT CHARGES OF
             2.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            12.780967           13.755481               7.62%                  0         2004
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            12.133668           12.527929               3.25%                  0         2004
Funds - AIM V.I. Capital
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            12.738161           14.257436              11.93%                  0         2004
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        12.178430           13.152366               8.00%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.492749           15.600628              15.62%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.228964           13.367576               9.31%                  0         2004
Portfolios, Inc. -
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.465623           13.892599              11.45%                  0         2004
Portfolios, Inc. -
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.141201               11.41%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         11.664747           12.525993               7.38%                  0         2004
Portfolios, Inc. -
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.304334           13.641091              10.86%                  0         2004
Portfolios, Inc. -
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.254590           10.535795               2.74%                  0         2004
Portfolios II, Inc. -
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                13.260690           15.694264              18.35%                  0         2004
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         12.000142           12.858506               7.15%                  0         2004
Inc.: Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.570934           11.774304               1.76%                  0         2004
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.629559           13.617890               7.83%                  0         2004
Investment Fund -
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.329751            10.10975               6.33%                  0         2004
- Federated American
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        11.818555           12.291793               4.00%                  0         2004
- Federated Capital
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series         9.965327            9.997561               0.32%                  0         2004
- Federated Quality Bond
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.459069           13.456846               8.01%                  0         2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.330205           12.346444               0.13%                  0         2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.352034           15.791349              10.03%                  0         2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.918019                9.18%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.272996           13.723723              11.82%                  0         2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.005256           10.122163               1.17%                  0         2004
Insurance Products Fund II
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.793477           16.696106              21.04%                  0         2004
Insurance Products Fund
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.638700           16.181416              10.54%                  0         2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                12.045993           12.983211               7.78%                  0         2004
Variable Insurance
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.078014           15.714493              20.16%                  0         2004
Variable Insurance
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                12.991703           14.952499              15.09%                  0         2004
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.401040               14.01%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.630908           15.882898              16.52%                  0         2004
International Value Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.364307              13.64%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         12.941316           14.543012              12.38%                  0         2004
Index Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          10.902580           11.655376               6.90%                  0         2004
Income Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                15.748667           18.417335              16.95%                  0         2004
Emerging Markets Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.628878              16.29%                  0         2004
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.152205           15.422614              17.26%                  0         2004
Financial Services Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.323283           12.871172               4.45%                  0         2004
Health Sciences Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.752536              -2.47%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.713318           13.852672               1.02%                  0         2004
Technology and
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.751957               7.52%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.750192           14.782091              25.80%                  0         2004
Utilities Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.860251            9.886658               0.27%                  0         2004
Government Bond Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.405257           10.573577               1.62%                  0         2004
Investor Destinations
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.915663           11.357949               4.05%                  0         2004
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.473815           12.203565               6.36%                  0         2004
Investor Destinations
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.096924           13.166672               8.84%              7,938         2004
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.560927           13.907522              10.72%              5,205         2004
Investor Destinations
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.456019           13.934731              11.87%                  0         2004
Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.787876            9.581141              -2.11%                  0         2004
Market Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.922694           12.680737               6.36%                  0         2004
Nationwide(R) Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           13.121426           14.282499               8.85%                  0         2004
Growth Leaders Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        12.362310           13.584600               9.89%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         14.645102           16.637516              13.60%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           13.270446           15.306215              15.34%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              12.411279           14.110530              13.69%                  0         2004
Comstock Value Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.424765           10.783870               3.44%                  0         2004
Sector Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.815940           11.373293               5.15%                  0         2004
Balanced Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        11.541708           13.220843              14.55%                  0         2004
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.274929              12.75%                  0         2004
International Growth
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              13.426165           15.473111              15.25%                  0         2004
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.063045           13.759029              14.06%                  0         2004
Risk-Managed Core
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           11.355831           12.017285               5.82%                  0         2004
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.107371           13.499305              11.50%                  0         2004
Trust - MFS Value Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.362790           13.430116               8.63%                  0         2004
Management Trust - AMT
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.903507            9.691238              -2.14%                  0         2004
Management Trust - AMT
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.395570           13.966047              12.67%                  0         2004
Management Trust - AMT
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.134069           13.346916              10.00%                  0         2004
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.188116           12.617678               3.52%                  0         2004
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.417920              14.18%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.001678           16.162460              15.43%                  0         2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.954392           11.565559               5.58%                  0         2004
Account Funds -
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.974785           12.690995               5.98%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.574057           15.708576              15.72%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.183573           13.144882               7.89%                  0         2004
Putnam VT Growth & Income
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.549818           14.159595              12.83%                  0         2004
Putnam VT International
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.623350           11.854318               1.99%                  0         2004
Putnam VT Voyager Fund:
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.016986           10.122660               1.05%                  0         2004
Institutional Funds, Inc.
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.405989           13.260395               6.89%                  0         2004
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.318588           17.597589              32.13%                  0         2004
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Variable Account-II:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

                         NATIONWIDE VARIABLE ACCOUNT-II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
      3,049,872 shares (cost $32,502,205) ....................................................   $    35,866,490
    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
      612,624 shares (cost $13,173,639) ......................................................        13,784,048
    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
      738,903 shares (cost $9,621,534) .......................................................        10,765,815
    Alger American Balanced Portfolio - Class S (AlgerBal)
      9,482 shares (cost $126,783) ...........................................................           129,995
    Alger American MidCap Growth Portfolio - Class S (AlgMidCapGr)
      10,405 shares (cost $192,591) ..........................................................           215,068
    Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
      1,007,924 shares (cost $21,379,763) ....................................................        24,059,153
    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
      506,570 shares (cost $7,245,012) .......................................................         8,505,305
    American Century VP - Balanced Fund - Class I (ACVPBal)
      15,315,944 shares (cost $104,646,770) ..................................................       111,500,075
    American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
      16,259,449 shares (cost $143,857,295) ..................................................       124,547,380
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
      7,236,855 shares (cost $42,192,352) ....................................................        52,973,781
    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
      1,930,805 shares (cost $12,540,339) ....................................................        14,094,874
    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
      5,451,885 shares (cost $56,553,533) ....................................................        57,517,391
    American Century VP - International Fund - Class I (ACVPInt)
      10,361,432 shares (cost $64,658,858) ...................................................        76,156,527
    American Century VP - International Fund - Class II (ACVPInt2)
      435,502 shares (cost $2,891,793) .......................................................         3,196,581
    American Century VP - International Fund - Class III (ACVPInt3)
      3,766,173 shares (cost $21,091,608) ....................................................        27,719,033
    American Century VP - International Fund - Class IV (ACVPInt4)
      755,876 shares (cost $4,942,309) .......................................................         5,555,692
    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
      708,798 shares (cost $6,435,260) .......................................................         7,201,391
    American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
      1,146,397 shares (cost $10,775,308) ....................................................        11,613,005
    American Century VP - Value Fund - Class I (ACVPVal)
      20,703,456 shares (cost $145,322,365) ..................................................       181,155,244
    American Century VP - Value Fund - Class II (ACVPVal2)
      4,756,878 shares (cost $36,984,158) ....................................................        41,575,116
    American VIS - Growth Fund - Class 1 (AmerGro)
      394,253 shares (cost $21,692,194) ......................................................        20,260,666
    American VIS - High-Income Bond Fund - Class 1 (AmerHiIncBd)
      162,886 shares (cost $2,028,096) .......................................................         2,099,606
    American VIS - U.S. Government/AAA-Rated Securities Fund - Class 1 (AmerUSGvt)
      206,584 shares (cost $2,521,786) .......................................................         2,493,472
    Charles Schwab Money Market Portfolio (ChScMM)
      4,373,645 shares (cost $4,373,645) .....................................................         4,373,645
    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
      545,471 shares (cost $5,124,242) .......................................................         6,081,998

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
      4,797,842 shares (cost $40,597,220) ....................................................   $    48,218,310
    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
      8,482,752 shares (cost $99,620,652) ....................................................       129,786,101
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
      3,261,848 shares (cost $44,693,098) ....................................................        50,852,214
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
      4,603,863 shares (cost $151,427,181) ...................................................       115,879,235
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
      23,333,247 shares (cost $651,411,957) ..................................................       720,764,002
    Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS)
      2,334,243 shares (cost $66,585,115) ....................................................        72,128,114
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
      1,805,664 shares (cost $57,406,842) ....................................................        64,209,429
    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
      497,706 shares (cost $16,959,390) ......................................................        17,648,654
    Dreyfus VIF - Developing Leaders Portfolio - Service Shares (DryVIFDevLdS)
      119,062 shares (cost $4,576,410) .......................................................         4,907,744
    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
      2,072,881 shares (cost $40,978,198) ....................................................        44,359,645
    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
      129,503 shares (cost $2,420,148) .......................................................         2,665,169
    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
      603,627 shares (cost $3,209,622) .......................................................         3,513,107
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
      2,134,156 shares (cost $24,992,486) ....................................................        24,905,606
    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
      3,187,730 shares (cost $36,990,836) ....................................................        37,073,300
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
      43,536,965 shares (cost $1,010,705,350) ................................................     1,104,532,813
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
      3,638,338 shares (cost $81,612,528) ....................................................        91,285,904
    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
      31,969,177 shares (cost $1,403,386,743) ................................................     1,023,333,362
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
      1,315,528 shares (cost $40,106,397) ....................................................        41,623,299
    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
      32,616,531 shares (cost $210,408,586) ..................................................       228,315,719
    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
      9,829,165 shares (cost $132,862,667) ...................................................       172,206,970
    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
      3,142,506 shares (cost $42,512,128) ....................................................        54,962,431
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
      542,786 shares (cost $8,713,545) .......................................................         9,439,044
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
      931,421 shares (cost $14,292,055) ......................................................        16,113,591
    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
      26,140,687 shares (cost $410,154,345) ..................................................       388,189,198
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
      27,285,849 shares (cost $641,280,318) ..................................................       726,349,292
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
      4,322,954 shares (cost $101,461,653) ...................................................       113,909,839
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
      853,866 shares (cost $11,088,419) ......................................................        11,253,958
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class 2 (FidVIPIGBd2)
      2,993,772 shares (cost $38,818,729) ....................................................        39,158,532
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
      2,687,641 shares (cost $35,943,978) ....................................................        43,190,392

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/  VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
      2,337,009 shares (cost $58,574,412) ...................................................    $    69,829,833
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
      1,825,069 shares (cost $23,564,353) ...................................................         25,715,226
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
      1,509,730 shares (cost $19,407,071) ...................................................         21,347,581
    First Horizon Capital Appreciation Portfolio (FHCapAp)
      4,112 shares (cost $51,280) ...........................................................             54,314
    First Horizon Core Equity Portfolio (FHCoreEq)
      72,317 shares (cost $689,028) .........................................................            720,277
    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2
      (FrVIPRisDiv2)
      4,694,972 shares (cost $75,593,436) ...................................................         82,208,952
    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2
      (FrVIPSmCapV2)
      1,709,454 shares (cost $22,674,943) ...................................................         26,752,961
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
      846,183 shares (cost $10,720,644) .....................................................         12,142,725
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
      980,931 shares (cost $12,534,679) .....................................................         14,076,363
    Gartmore GVIT Comstock Value Fund - Class II (GVITCVal2)
      2,973,359 shares (cost $30,558,613) ...................................................         34,193,628
    Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
      214,921 shares (cost $2,943,380) ......................................................          3,337,722
    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
      1,153,676 shares (cost $15,832,489) ...................................................         17,928,124
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
      7,498,421 shares (cost $105,130,408) ..................................................        124,473,783
    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
      111,648 shares (cost $915,765) ........................................................          1,209,146
    Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
      563,768 shares (cost $6,030,928) ......................................................          6,083,062
    Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
      1,874,636 shares (cost $19,565,122) ...................................................         20,302,306
    Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6)
      747,594 shares (cost $7,657,920) ......................................................          8,096,448
    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
      4,399,564 shares (cost $35,347,038) ...................................................         36,076,422
    Gartmore GVIT Global Financial Services Fund - Class II (GVITGlFin2)
      146,694 shares (cost $1,777,195) ......................................................          1,877,678
    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
      447,999 shares (cost $5,479,398) ......................................................          5,747,822
    Gartmore GVIT Global Health Sciences Fund - Class II (GVITGlHlth2)
      300,961 shares (cost $3,126,820) ......................................................          3,205,238
    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
      835,715 shares (cost $8,784,967) ......................................................          8,950,509
    Gartmore GVIT Global Health Sciences Fund - Class VI (GVITGlHlth6)
      465,964 shares (cost $4,769,220) ......................................................          4,990,479
    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
      215,352 shares (cost $742,705) ........................................................            833,414
    Gartmore GVIT Global Technology and Communications Fund - Class II (GVITGlTech2)
      622,363 shares (cost $2,509,413) ......................................................          2,408,544
    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
      1,656,274 shares (cost $6,458,819) ....................................................          6,459,470
    Gartmore GVIT Global Technology and Communications Fund - Class VI (GVITGlTech6)
      701,232 shares (cost $2,470,950) ......................................................          2,713,769
    Gartmore GVIT Global Utilities Fund - Class II (GVITGlUtl2)
      94,554 shares (cost $860,675) .........................................................          1,066,568
    Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
      693,746 shares (cost $7,095,633) ......................................................          7,825,459

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      24,786,462 shares (cost $301,257,120) ..................................................   $   288,018,688
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
      7,940,247 shares (cost $79,292,499) ....................................................        85,437,060
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
      19,924,862 shares (cost $212,365,502) ..................................................       229,534,413
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
      9,358,522 shares (cost $96,426,300) ....................................................        97,796,551
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
      44,732,494 shares (cost $468,572,054) ..................................................       503,687,886
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
      35,114,540 shares (cost $372,771,774) ..................................................       404,519,495
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
      15,729,459 shares (cost $163,675,188) ..................................................       171,608,402
    Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
      16,181 shares (cost $96,396) ...........................................................           115,855
    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
      569,975 shares (cost $3,626,797) .......................................................         4,086,717
    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
      719,816 shares (cost $10,082,274) ......................................................        11,193,133
    Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
      88,042 shares (cost $837,335) ..........................................................           878,664
    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
      606,159 shares (cost $12,584,363) ......................................................        14,996,378
    Gartmore GVIT Mid Cap Growth Fund - Class II (GVITSMdCpGr2)
      580,459 shares (cost $12,781,402) ......................................................        14,331,538
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      403,001,631 shares (cost $403,001,631) .................................................       403,001,631
    Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
      36,881,349 shares (cost $437,146,344) ..................................................       410,489,416
    Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2)
      786,898 shares (cost $7,973,897) .......................................................         8,750,309
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
      96,208 shares (cost $1,199,897) ........................................................         1,327,675
    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
      1,172,367 shares (cost $15,260,978) ....................................................        17,245,519
    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
      661,390 shares (cost $8,497,851) .......................................................         9,662,912
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
      11,955,660 shares (cost $111,666,838) ..................................................       150,880,425
    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
      2,396,674 shares (cost $28,036,297) ....................................................        30,078,263
    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
      9,665,795 shares (cost $178,215,296) ...................................................       221,926,656
    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
      1,555,535 shares (cost $35,264,895) ....................................................        35,466,204
    Gartmore GVIT U.S. Growth Leaders Fund - Class II (GVITUSGro2)
      917,550 shares (cost $9,817,198) .......................................................        10,597,705
    Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
      765,060 shares (cost $8,161,992) .......................................................         8,889,996
    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
      4,067,953 shares (cost $39,529,079) ....................................................        40,679,527
    Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
      21,097 shares (cost $208,195) ..........................................................           227,430
    Janus AS - Balanced Portfolio - Service Shares (JanBal)
      469,074 shares (cost $11,126,897) ......................................................        11,839,427
    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      1,594,637 shares (cost $29,636,639) ....................................................        38,893,206

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
      1,722,199 shares (cost $5,653,908) .....................................................   $     6,234,362
    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      1,897,306 shares (cost $7,100,751) .....................................................         6,735,435
    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
      438,677 shares (cost $9,209,074) .......................................................        11,888,139
    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
      520,900 shares (cost $12,692,745) ......................................................        14,033,044
    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
      145,185 shares (cost $1,896,497) .......................................................         1,973,064
    JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMSTMidCap)
      367,903 shares (cost $8,908,290) .......................................................         9,536,044
    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
      1,906,263 shares (cost $16,268,074) ....................................................        17,804,499
    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)
      1,054,836 shares (cost $11,225,611) ....................................................        12,731,874
    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
      276,183 shares (cost $3,521,983) .......................................................         3,819,617
    Neuberger Berman AMT - Growth Portfolio/(R)/ - I Class (NBAMTGro)
      13,784,879 shares (cost $142,924,272) ..................................................       167,486,277
    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
      1,593,207 shares (cost $19,662,781) ....................................................        25,762,159
    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class (NBAMTLMat)
      9,806,488 shares (cost $130,205,212) ...................................................       125,719,170
    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - S Class (NBAMTMCGrS)
      439,796 shares (cost $6,647,598) .......................................................         7,797,587
    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
      11,326,224 shares (cost $163,447,322) ..................................................       207,496,418
    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
      826,530 shares (cost $10,661,521) ......................................................        11,563,150
    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
      636,919 shares (cost $23,862,281) ......................................................        28,005,326
    Oppenheimer Balanced Fund/VA - Initial Class (OppBal)
      10,114,609 shares (cost $159,074,406) ..................................................       175,488,474
    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
      14,373,822 shares (cost $157,740,833) ..................................................       165,298,953
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
      4,113,431 shares (cost $121,824,023) ...................................................       152,155,800
    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
      1,219,820 shares (cost $41,846,798) ....................................................        44,803,994
    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
      2,710,117 shares (cost $62,524,259) ....................................................        80,354,978
    Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4)
      984,086 shares (cost $25,027,659) ......................................................        28,882,931
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
      12,068,861 shares (cost $218,876,624) ..................................................       356,152,083
    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
      787,672 shares (cost $20,214,862) ......................................................        23,102,418
    Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)
      3,846,355 shares (cost $32,276,587) ....................................................        33,694,066
    Oppenheimer Main Street Fund/(R)/ /VA - Initial Class (OppMSFund)
      1,583,839 shares (cost $27,126,688) ....................................................        33,007,196
    Oppenheimer Main Street Fund/(R)/ /VA - Service Class (OppMSFundS)
      1,602,653 shares (cost $30,280,775) ....................................................        33,174,914
    Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class (OppMSSmCapS)
      808,737 shares (cost $11,083,593) ......................................................        12,915,522
    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
      259,523 shares (cost $6,021,614) .......................................................         6,602,274

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Putnam VT International Equity Fund - IB Shares (PVTIntEq)
      124,866 shares (cost $1,630,965) .......................................................   $     1,836,776
    Putnam VT Voyager II Fund - IB Shares (PVTVoyII)
      115,613 shares (cost $2,972,624) .......................................................         3,144,684
    SAFECO Resource Series Trust - Small Cap Value Portfolio (SRSTSmCapV)
      25,228 shares (cost $461,690) ..........................................................           515,661
    Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)
      19,336,525 shares (cost $398,569,681) ..................................................       434,104,986
    Strong VIF - Strong Discovery Fund II (StDisc2)
      5,447,591 shares (cost $59,899,355) ....................................................        79,807,204
    Van Eck WIT - Worldwide Bond Fund - Class R1 (VEWrldBdR1)
      415,301 shares (cost $5,119,912) .......................................................         5,535,961
    Van Eck WIT - Worldwide Bond Fund - Initial Class (VEWrldBd)
      2,688,541 shares (cost $32,947,356) ....................................................        35,838,250
    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
      425,660 shares (cost $5,526,607) .......................................................         6,474,289
    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
      2,607,127 shares (cost $29,861,638) ....................................................        39,654,396
    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
      506,791 shares (cost $8,253,711) .......................................................         9,304,680
    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)
      2,300,132 shares (cost $30,193,837) ....................................................        42,230,416
    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
      716,922 shares (cost $8,218,323) .......................................................         8,251,771
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
      1,740,878 shares (cost $14,849,704) ....................................................        15,476,403
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (VKEmMkt2)
      376,819 shares (cost $3,357,000) .......................................................         3,342,388
    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
      9,164,173 shares (cost $122,237,074) ...................................................       187,682,270
    Van Kampen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)
      2,198,662 shares (cost $36,344,339) ....................................................        44,808,726
    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
      45,821 shares (cost $479,142) ..........................................................           502,652
    VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2)
      59,848 shares (cost $586,123) ..........................................................           611,650
    VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2)
      52,540 shares (cost $547,562) ..........................................................           579,517
    VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)
      391,894 shares (cost $4,168,109) .......................................................         4,342,187
    Wells Fargo Variable Trust - Large Company Growth Fund (WFLrgCoGro)
      2,603 shares (cost $23,124) ............................................................            23,117
                                                                                                 ---------------
        Total investments ....................................................................    12,749,292,981
Accounts receivable ..........................................................................                 -
                                                                                                 ---------------
        Total assets .........................................................................    12,749,292,981
Accounts payable .............................................................................            50,246
                                                                                                 ---------------
Contract owners' equity (note 4)                                                                 $12,749,242,735
                                                                                                 ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                      Total            AIMBValue2         AIMCapAp2          AIMCapDev2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $   172,721,026                  -                  -                  -
  Mortality and expense risk charges (note 2) ....      (163,965,276)          (366,421)           (82,905)          (108,698)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................         8,755,750           (366,421)           (82,905)          (108,698)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........     3,008,497,591          2,255,239            441,007          3,096,802
  Cost of mutual fund shares sold ................    (3,214,692,485)        (1,961,471)          (400,147)        (2,927,049)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........      (206,194,894)           293,768             40,860            169,753
  Change in unrealized gain (loss)
   on investments ................................     1,194,457,434          2,550,969            419,004            973,996
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............       988,262,540          2,844,737            459,864          1,143,749
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................        80,108,858                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $ 1,077,127,148          2,478,316            376,959          1,035,051
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     AlgerBal         AlgMidCapGr          AlGrIncB         AISmCapValB
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................             1,280                  -            168,053              5,438
  Mortality and expense risk charges (note 2) ....              (934)            (1,312)          (343,265)          (109,198)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................               346             (1,312)          (175,212)          (103,760)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........             4,619            318,528          3,475,837          1,084,919
  Cost of mutual fund shares sold ................            (4,880)          (329,443)        (3,086,195)          (865,663)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........              (261)           (10,915)           389,642            219,256
  Change in unrealized gain (loss)
   on investments ................................             3,212             22,074          1,664,490            829,154
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............             2,951             11,159          2,054,132          1,048,410
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -            163,128
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             3,297              9,847          1,878,920          1,107,778
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     ACVPBal           ACVPCapAp          ACVPIncGr         ACVPIncGr2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $     1,934,539                  -            778,137            118,362
  Mortality and expense risk charges (note 2) ....        (1,544,385)        (1,701,579)          (698,222)          (185,101)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           390,154         (1,701,579)            79,915            (66,739)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        20,364,390         26,509,203         18,709,953          2,145,364
  Cost of mutual fund shares sold ................       (23,480,670)       (68,608,751)       (15,113,906)        (1,819,902)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........        (3,116,280)       (42,099,548)         3,596,047            325,462
  Change in unrealized gain (loss)
   on investments ................................        11,608,063         50,766,798          1,838,539            994,683
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         8,491,783          8,667,250          5,434,586          1,320,145
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     8,881,937          6,965,671          5,514,501          1,253,406
                                                     ===============    ===============    ===============    ===============

Investment activity:                                  ACVPInflaPro          ACVPInt           ACVPInt2           ACVPInt3
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................         1,203,426            465,233             15,405            140,717
  Mortality and expense risk charges (note 2) ....          (533,692)        (1,058,758)           (54,018)          (333,952)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           669,734           (593,525)           (38,613)          (193,235)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         3,692,976         20,922,840         11,985,519          4,861,898
  Cost of mutual fund shares sold ................        (3,644,327)       (20,476,693)       (11,857,111)        (3,953,057)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            48,649            446,147            128,408            908,841
  Change in unrealized gain (loss)
   on investments ................................           831,684          9,479,507            224,269          2,459,291
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           880,333          9,925,654            352,677          3,368,132
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................            14,793                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         1,564,860          9,332,129            314,064          3,174,897
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                     ACVPInt4          ACVPUltra         ACVPUltra2           ACVPVal
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -                  -                  -          1,826,530
  Mortality and expense risk charges (note 2) ....           (27,634)           (88,337)          (135,786)        (2,379,212)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           (27,634)           (88,337)          (135,786)          (552,682)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           155,261          2,694,318          4,668,345         32,264,227
  Cost of mutual fund shares sold ................          (147,170)        (2,457,096)        (4,521,676)       (29,298,759)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........             8,091            237,222            146,669          2,965,468
  Change in unrealized gain (loss)
   on investments ................................           613,383            415,551            656,117         17,048,764
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           621,474            652,773            802,786         20,014,232
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -          1,416,862
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $       593,840            564,436            667,000         20,878,412
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    ACVPVal2            AmerGro          AmerHiIncBd         AmerUSGvt
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................           141,094             70,288            137,750            132,296
  Mortality and expense risk charges (note 2) ....          (399,709)          (259,250)           (28,809)           (36,034)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (258,615)          (188,962)           108,941             96,262
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         1,089,412          2,740,200          3,096,527            563,378
  Cost of mutual fund shares sold ................          (896,771)        (2,967,906)        (3,061,873)          (563,373)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           192,641           (227,706)            34,654                  5
  Change in unrealized gain (loss)
   on investments ................................         3,537,129          2,502,441             36,406            (33,917)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         3,729,770          2,274,735             71,060            (33,912)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................           129,508                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         3,600,663          2,085,773            180,001             62,350
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     ChScMM             CSGPVen           CSIntFoc           CSSmCapGr
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $        32,894                  -            479,526                  -
  Mortality and expense risk charges (note 2) ....           (34,787)           (83,636)          (678,978)        (1,848,725)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................            (1,893)           (83,636)          (199,452)        (1,848,725)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        21,788,568          1,754,574         13,095,696         35,569,116
  Cost of mutual fund shares sold ................       (21,788,568)        (1,649,946)       (11,744,475)       (35,080,641)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........                 -            104,628          1,351,221            488,475
  Change in unrealized gain (loss)
   on investments ................................                 -            896,691          4,661,228         12,529,380
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............                 -          1,001,319          6,012,449         13,017,855
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $        (1,893)           917,683          5,812,997         11,169,130
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   DrySmCapIxS         DrySRGro           DryStkIx           DryStkIxS
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................           179,628            449,017         12,979,340            808,929
  Mortality and expense risk charges (note 2) ....          (459,445)        (1,618,982)       (10,054,733)          (701,399)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (279,817)        (1,169,965)         2,924,607            107,530
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        16,035,619         29,211,449        172,485,459          8,147,252
  Cost of mutual fund shares sold ................       (14,511,885)       (42,315,897)      (227,451,856)        (7,261,500)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........         1,523,734        (13,104,448)       (54,966,397)           885,752
  Change in unrealized gain (loss)
   on investments ................................         4,462,477         19,664,540        114,295,779          4,118,592
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         5,986,211          6,560,092         59,329,382          5,004,344
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................         1,001,952                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         6,708,346          5,390,127         62,253,989          5,111,874
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    DryVIFApp          DryVIFAppS       DryVIFDevLdS        DryVIFGrInc
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $     1,064,302            236,781                  -            557,749
  Mortality and expense risk charges (note 2) ....          (939,326)          (173,044)           (64,642)          (629,484)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           124,976             63,737            (64,642)           (71,735)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        17,386,605            672,708          1,180,218          9,840,276
  Cost of mutual fund shares sold ................       (17,221,923)          (592,741)        (1,043,209)       (12,035,566)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           164,682             79,967            137,009         (2,195,290)
  Change in unrealized gain (loss)
   on investments ................................         1,904,073            389,974            212,950          4,684,653
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         2,068,755            469,941            349,959          2,489,363
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     2,193,731            533,678            285,317          2,417,628
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   FedAmLeadS          FedCapApS          FedQualBd         FedQualBdS
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................            22,378             15,149          1,247,884            875,850
  Mortality and expense risk charges (note 2) ....           (34,428)           (50,635)          (379,631)          (441,510)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           (12,050)           (35,486)           868,253            434,340
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           146,533            602,090         14,150,706          8,987,738
  Cost of mutual fund shares sold ................          (128,856)          (542,315)       (14,319,180)        (9,123,992)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            17,677             59,775           (168,474)          (136,254)
  Change in unrealized gain (loss)
   on investments ................................           162,667            130,588           (375,080)          (139,481)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           180,344            190,363           (543,554)          (275,735)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -            273,895            198,383
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           168,294            154,877            598,594            356,988
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPEI           FidVIPEI2           FidVIPGr          FidVIPGr2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $    18,053,188            485,999          3,085,071             24,556
  Mortality and expense risk charges (note 2) ....       (15,039,571)          (904,035)       (14,729,446)          (492,130)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................         3,013,617           (418,036)       (11,644,375)          (467,574)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........       195,574,592            556,527        219,795,811          8,952,367
  Cost of mutual fund shares sold ................      (197,730,543)          (431,726)      (328,434,127)        (8,570,664)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........        (2,155,951)           124,801       (108,638,316)           381,703
  Change in unrealized gain (loss)
   on investments ................................        98,829,939          7,186,414        136,741,119            581,424
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............        96,673,988          7,311,215         28,102,803            963,127
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................         4,312,706            126,654                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $   104,000,311          7,019,833         16,458,428            495,553
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     FidVIPHI           FidVIPOv          FidVIPOvR         FidVIPOvS2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................        20,893,291          2,121,159            489,952            102,446
  Mortality and expense risk charges (note 2) ....        (3,226,157)        (2,315,180)          (635,906)          (153,422)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................        17,667,134           (194,021)          (145,954)           (50,976)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........       141,532,735         37,495,092          8,269,392         13,906,444
  Cost of mutual fund shares sold ................      (123,126,922)       (33,036,520)        (6,670,159)       (13,312,985)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........        18,405,813          4,458,572          1,599,233            593,459
  Change in unrealized gain (loss)
   on investments ................................       (18,406,950)        14,986,864          3,992,028            271,058
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            (1,137)        19,445,436          5,591,261            864,517
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        17,665,997         19,251,415          5,445,307            813,541
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT- II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   FidVIPOvS2R         FidVIPAM           FidVIPCon         FidVIPCon2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -         11,756,404          2,463,426             68,103
  Mortality and expense risk charges (note 2) ....           (92,682)        (5,488,166)        (9,554,526)          (987,956)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           (92,682)         6,268,238         (7,091,100)          (919,853)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         2,827,931         83,652,420        101,288,249          4,080,049
  Cost of mutual fund shares sold ................        (2,742,193)       (95,861,218)      (103,125,168)        (3,003,471)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            85,738        (12,208,798)        (1,836,919)         1,076,578
  Change in unrealized gain (loss)
   on investments ................................         1,821,536         21,452,930        100,203,821         10,692,291
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         1,907,274          9,244,132         98,366,902         11,768,869
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     1,814,592         15,512,370         91,275,802         10,849,016
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   FidVIPIGBdS        FidVIPIGBd2        FidVIPGrOp         FidVIPMCap2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................           232,364            581,344            257,875                  -
  Mortality and expense risk charges (note 2) ....          (114,072)          (382,893)          (609,247)          (617,672)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           118,292            198,451           (351,372)          (617,672)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         3,671,469          1,852,779         10,096,393          2,775,986
  Cost of mutual fund shares sold ................        (3,804,767)        (1,906,628)       (11,157,765)        (2,248,927)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........          (133,298)           (53,849)        (1,061,372)           527,059
  Change in unrealized gain (loss)
   on investments ................................           108,757            174,828          3,676,617         10,137,132
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           (24,541)           120,979          2,615,245         10,664,191
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................           164,257            433,366                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           258,008            752,796          2,263,873         10,046,519
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   FidVIPValS         FidVIPValS2          FHCapAp           FHCoreEq
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -                  -                  -              5,036
  Mortality and expense risk charges (note 2) ....          (356,877)          (261,146)              (867)            (9,393)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (356,877)          (261,146)              (867)            (4,357)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        16,675,376          8,413,498             25,718             71,033
  Cost of mutual fund shares sold ................       (15,452,712)        (7,683,142)           (26,804)           (75,552)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........         1,222,664            730,356             (1,086)            (4,519)
  Change in unrealized gain (loss)
   on investments ................................           971,250          1,542,855              3,034             31,232
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         2,193,914          2,273,211              1,948             26,713
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................            69,618             36,218              3,090                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     1,906,655          2,048,283              4,171             22,356
                                                     ===============    ===============    ===============    ===============

Investment activity:                                  FrVIPRisDiv2       FrVIPSmCapV2       FrVIPForSec2       FrVIPForSec3
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................           292,879             21,960            144,716             31,785
  Mortality and expense risk charges (note 2) ....          (749,136)          (212,164)          (190,394)           (72,251)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (456,257)          (190,204)           (45,678)           (40,466)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           681,309            325,990         18,609,533            619,573
  Cost of mutual fund shares sold ................          (555,647)          (262,296)       (17,812,561)          (611,153)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           125,662             63,694            796,972              8,420
  Change in unrealized gain (loss)
   on investments ................................         5,393,566          3,528,737          1,010,145          1,541,684
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         5,519,228          3,592,431          1,807,117          1,550,104
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................           576,665                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         5,639,636          3,402,227          1,761,439          1,509,638
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    GVITCVal2         GVITIntVal2        GVITIntVal3       GVITDMidCapI
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $       238,008             74,919            248,004            583,126
  Mortality and expense risk charges (note 2) ....          (268,759)           (47,989)          (144,088)        (1,444,383)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           (30,751)            26,930            103,916           (861,257)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         1,424,868          6,018,507          1,739,617         17,560,559
  Cost of mutual fund shares sold ................        (1,178,906)        (5,956,227)        (1,495,223)       (12,788,471)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           245,962             62,280            244,394          4,772,088
  Change in unrealized gain (loss)
   on investments ................................         3,142,673            369,281          1,796,096          7,263,636
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         3,388,635            431,561          2,040,490         12,035,724
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -          2,822,175
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     3,357,884            458,491          2,144,406         13,996,642
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   GVITEmMrkts       GVITEmMrkts2       GVITEmMrkts3       GVITEmMrkts6
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................            11,634             48,665            185,801             66,643
  Mortality and expense risk charges (note 2) ....           (18,850)          (102,248)          (231,580)           (40,361)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................            (7,216)           (53,583)           (45,779)            26,282
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           751,887          9,056,485          9,429,716          1,554,089
  Cost of mutual fund shares sold ................          (612,923)        (8,691,673)        (7,858,495)        (1,551,544)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           138,964            364,812          1,571,221              2,545
  Change in unrealized gain (loss)
   on investments ................................           (37,562)          (138,538)        (1,094,300)           438,528
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           101,402            226,274            476,921            441,073
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................           101,463            491,257          1,600,469            572,275
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           195,649            663,948          2,031,611          1,039,630
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   GVITFHiInc         GVITGlFin2         GVITGlFin3         GVITGlHlth2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $     2,035,733             23,074             84,421                  -
  Mortality and expense risk charges (note 2) ....          (396,025)           (27,995)           (74,478)           (53,370)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................         1,639,708             (4,921)             9,943            (53,370)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        34,122,752          1,333,079          3,473,531          1,599,950
  Cost of mutual fund shares sold ................       (33,897,458)        (1,297,513)        (3,245,011)        (1,634,863)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           225,294             35,566            228,520            (34,913)
  Change in unrealized gain (loss)
   on investments ................................           547,249             93,238            110,943            186,471
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           772,543            128,804            339,463            151,558
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -            112,984            342,461             18,187
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     2,412,251            236,867            691,867            116,375
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   GVITGlHlth3        GVITGlHlth6        GVITGlTech         GVITGlTech2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................                 -                  -                  -                  -
  Mortality and expense risk charges (note 2) ....          (122,218)           (31,794)           (12,417)           (55,441)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (122,218)           (31,794)           (12,417)           (55,441)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         7,545,924            907,600            394,105          3,829,238
  Cost of mutual fund shares sold ................        (7,697,389)          (983,213)          (380,512)        (3,870,530)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........          (151,465)           (75,613)            13,593            (41,292)
  Change in unrealized gain (loss)
   on investments ................................           315,721            221,259             24,937            (96,487)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           164,256            145,646             38,530           (137,779)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................            34,655                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            76,693            113,852             26,113           (193,220)
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   GVITGlTech3        GVITGlTech6        GVITGlUtl2         GVITGlUtl3
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -                  -             10,753             56,513
  Mortality and expense risk charges (note 2) ....          (108,555)           (14,885)           (17,240)           (43,988)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (108,555)           (14,885)            (6,487)            12,525
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         6,777,527            270,609            681,001          1,612,425
  Cost of mutual fund shares sold ................        (6,211,044)          (276,902)          (569,471)        (1,330,275)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           566,483             (6,293)           111,530            282,150
  Change in unrealized gain (loss)
   on investments ................................          (772,856)           242,819            103,604            589,683
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............          (206,373)           236,526            215,134            871,833
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -             44,675            325,940
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $      (314,928)           221,641            253,322          1,210,298
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    GVITGvtBd         GVITGrowth          GVITIDAgg          GVITIDCon
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................        17,153,202            273,439          2,688,199          1,835,025
  Mortality and expense risk charges (note 2) ....        (4,302,863)        (1,161,446)        (2,224,319)        (1,111,489)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................        12,850,339           (888,007)           463,880            723,536
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        91,173,802         18,254,288          2,728,504          7,748,242
  Cost of mutual fund shares sold ................       (90,881,443)       (26,835,819)        (2,439,333)        (7,329,996)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           292,359         (8,581,531)           289,171            418,246
  Change in unrealized gain (loss)
   on investments ................................       (13,994,115)        14,814,040         15,565,323            636,607
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............       (13,701,756)         6,232,509         15,854,494          1,054,853
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................         6,397,478                  -          3,511,878            765,855
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         5,546,061          5,344,502         19,830,252          2,544,244
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    GVITIDMod        GVITIDModAgg       GVITIDModCon        GVITIntGro
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $     7,538,851          5,158,696          2,849,238                911
  Mortality and expense risk charges (note 2) ....        (5,051,454)        (3,930,594)        (1,727,417)            (1,616)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................         2,487,397          1,228,102          1,121,821               (705)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           595,013            908,765          2,037,152             34,119
  Cost of mutual fund shares sold ................          (506,679)          (760,263)        (1,790,971)           (30,819)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            88,334            148,502            246,181              3,300
  Change in unrealized gain (loss)
   on investments ................................        26,949,139         25,270,977          5,598,080             11,573
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............        27,037,473         25,419,479          5,844,261             14,873
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................         1,641,809          4,198,248            740,664                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $    31,166,679         30,845,829          7,706,746             14,168
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   GVITIntGro3        GVITIntVal6         GVITJPBal         GVITSMdCpGr
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................            32,081             49,184              7,351                  -
  Mortality and expense risk charges (note 2) ....           (38,938)           (53,372)            (3,164)          (193,655)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................            (6,857)            (4,188)             4,187           (193,655)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         1,530,767            410,154            109,281          9,131,112
  Cost of mutual fund shares sold ................        (1,098,552)          (403,291)          (107,066)        (7,896,845)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           432,215              6,863              2,215          1,234,267
  Change in unrealized gain (loss)
   on investments ................................           (10,095)         1,110,859             41,329            792,411
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           422,120          1,117,722             43,544          2,026,678
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           415,263          1,113,534             47,731          1,833,023
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   GVITSMdCpGr2        GVITMyMkt         GVITNWFund         GVITNWFund2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -          3,864,589          5,281,408             74,625
  Mortality and expense risk charges (note 2) ....          (136,210)        (6,795,300)        (5,654,900)           (88,120)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (136,210)        (2,930,711)          (373,492)           (13,495)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         3,215,596        454,597,229         80,980,667            506,726
  Cost of mutual fund shares sold ................        (2,986,958)      (454,597,229)      (146,391,610)          (438,901)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           228,638                  -        (65,410,943)            67,825
  Change in unrealized gain (loss)
   on investments ................................         1,432,670                  -         97,843,738            557,150
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         1,661,308                  -         32,432,795            624,975
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     1,525,098         (2,930,711)        32,059,303            611,480
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    GVITLead3         GVITSmCapGr       GVITSmCapGr2       GVITSmCapVal
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................             5,077                  -                  -                301
  Mortality and expense risk charges (note 2) ....           (15,528)          (210,004)           (93,771)        (2,046,598)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           (10,451)          (210,004)           (93,771)        (2,046,297)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           930,287         12,257,939          2,403,712         44,461,516
  Cost of mutual fund shares sold ................          (751,649)       (11,045,190)        (2,314,127)       (38,368,771)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           178,638          1,212,749             89,585          6,092,745
  Change in unrealized gain (loss)
   on investments ................................           (44,290)           642,261          1,085,719          6,101,388
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           134,348          1,855,010          1,175,304         12,194,133
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................            18,483                  -                  -         10,482,441
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           142,380          1,645,006          1,081,533         20,630,277
                                                     ===============    ===============    ===============    ===============

Investment activity:                                  GVITSmCapVal2       GVITSmComp         GVITSmComp2        GVITTGroFoc
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -                  -                  -                  -
  Mortality and expense risk charges (note 2) ....          (309,164)        (2,903,170)          (379,208)            (4,298)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (309,164)        (2,903,170)          (379,208)            (4,298)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         2,367,082         46,843,883         14,073,356          1,215,399
  Cost of mutual fund shares sold ................        (1,898,126)       (39,752,874)       (13,028,929)        (1,169,074)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           468,956          7,091,009          1,044,427             46,325
  Change in unrealized gain (loss)
   on investments ................................         1,132,159          4,908,736           (499,782)            (2,061)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         1,601,115         11,999,745            544,645             44,264
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................         2,087,900         24,915,251          4,826,595                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     3,379,851         34,011,826          4,992,032             39,966
                                                     ===============    ===============    ===============    ===============

Investment activity:                                  GVITTGroFoc3        GVITUSGro2         GVITUSGro3       GVITVKMultiSec
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................                 -                  -                  -          1,816,177
  Mortality and expense risk charges (note 2) ....           (10,072)          (121,749)          (138,986)          (506,299)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           (10,072)          (121,749)          (138,986)         1,309,878
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         3,118,766          2,317,336          6,121,063          4,803,046
  Cost of mutual fund shares sold ................        (2,698,840)        (2,356,263)        (5,494,959)        (4,466,508)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           419,926            (38,927)           626,104            336,538
  Change in unrealized gain (loss)
   on investments ................................          (357,780)           753,967           (191,807)           207,116
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            62,146            715,040            434,297            543,654
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -            299,997            480,681                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            52,074            893,288            775,992          1,853,532
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   GVITWLead3           JanBal            JanCapAp          JanGlTechS2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -            248,802              9,112                  -
  Mortality and expense risk charges (note 2) ....            (1,278)          (184,714)          (516,565)           (83,296)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................            (1,278)            64,088           (507,453)           (83,296)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           187,365         14,759,932         10,965,867          2,618,299
  Cost of mutual fund shares sold ................          (189,872)       (14,303,288)        (9,233,244)        (1,868,608)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            (2,507)           456,644          1,732,623            749,691
  Change in unrealized gain (loss)
   on investments ................................            19,235            447,046          4,279,931           (754,627)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            16,728            903,690          6,012,554             (4,936)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $        15,450            967,778          5,505,101            (88,232)
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    JanGlTech         JanIntGroS2         JanIntGro         JanRMgCore
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................                 -             88,485            114,801             27,924
  Mortality and expense risk charges (note 2) ....          (102,074)          (126,957)          (196,266)           (23,826)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (102,074)           (38,472)           (81,465)             4,098
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         2,325,629          2,482,453         18,235,175            481,643
  Cost of mutual fund shares sold ................        (2,602,131)        (1,975,709)       (16,586,876)          (423,538)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........          (276,502)           506,744          1,648,299             58,105
  Change in unrealized gain (loss)
   on investments ................................           216,610            995,400            589,513             43,945
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           (59,892)         1,502,144          2,237,812            102,050
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -            117,354
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          (161,966)         1,463,672          2,156,347            223,502
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   JPMSTMidCap        MFSInvGrStS          MFSValS           NBAMTFasc
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -                  -             31,883                  -
  Mortality and expense risk charges (note 2) ....           (24,553)          (179,391)          (132,999)           (38,557)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           (24,553)          (179,391)          (101,116)           (38,557)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           655,907            259,924            820,845            850,111
  Cost of mutual fund shares sold ................          (644,773)          (233,448)          (705,872)          (753,997)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            11,134             26,476            114,973             96,114
  Change in unrealized gain (loss)
   on investments ................................           627,753          1,319,766          1,098,129            214,744
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           638,887          1,346,242          1,213,102            310,858
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -            115,966              9,409
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $       614,334          1,166,851          1,227,952            281,710
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    NBAMTGro          NBAMTGuard          NBAMTLMat         NBAMTMCGrS
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................                 -             28,549          4,660,011                  -
  Mortality and expense risk charges (note 2) ....        (2,167,272)          (325,295)        (1,765,953)          (104,520)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................        (2,167,272)          (296,746)         2,894,058           (104,520)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        33,362,434          6,495,956         20,617,826          1,462,084
  Cost of mutual fund shares sold ................       (40,212,541)        (6,510,606)       (20,838,281)        (1,299,313)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........        (6,850,107)           (14,650)          (220,455)           162,771
  Change in unrealized gain (loss)
   on investments ................................        31,630,093          3,494,001         (3,439,057)           877,844
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............        24,779,986          3,479,351         (3,659,512)         1,040,615
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        22,612,714          3,182,605           (765,454)           936,095
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    NBAMTPart         NBAMSocRes          OppAggGro           OppBal
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $        22,373                  -                  -          1,870,137
  Mortality and expense risk charges (note 2) ....        (2,778,011)           (73,656)          (317,664)        (2,379,925)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................        (2,755,638)           (73,656)          (317,664)          (509,788)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        42,847,391            519,159          8,250,652         27,537,832
  Cost of mutual fund shares sold ................       (41,350,235)          (467,913)        (7,358,829)       (29,248,951)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........         1,497,156             51,246            891,823         (1,711,119)
  Change in unrealized gain (loss)
   on investments ................................        33,365,174            834,734          3,354,420         16,380,895
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............        34,862,330            885,980          4,246,243         14,669,776
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $    32,106,692            812,324          3,928,579         14,159,988
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     OppBdFd            OppCapAp          OppCapApS          OppGlSec3
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................         8,926,958            488,116             51,863            662,942
  Mortality and expense risk charges (note 2) ....        (2,488,169)        (2,062,546)          (460,900)          (806,881)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................         6,438,789         (1,574,430)          (409,037)          (143,939)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        52,471,079         47,328,869          5,264,491          1,940,227
  Cost of mutual fund shares sold ................       (50,538,175)       (42,762,868)        (4,665,290)        (1,456,382)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........         1,932,904          4,566,001            599,201            483,845
  Change in unrealized gain (loss)
   on investments ................................        (1,313,873)         4,586,750          1,965,925         10,633,377
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           619,031          9,152,751          2,565,126         11,117,222
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         7,057,820          7,578,321          2,156,089         10,973,283
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    OppGlSec4          OppGlSec           OppGlSecS         OppHighIncS
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -          4,757,518            300,449          1,093,997
  Mortality and expense risk charges (note 2) ....          (154,470)        (4,817,918)          (365,269)          (326,210)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (154,470)           (60,400)           (64,820)           767,787
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         1,434,972         92,128,208         15,004,187         26,794,860
  Cost of mutual fund shares sold ................        (1,393,625)       (80,986,307)       (13,559,744)       (27,077,622)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            41,347         11,141,901          1,444,443           (282,762)
  Change in unrealized gain (loss)
   on investments ................................         3,855,272         44,895,759          1,590,523          1,095,881
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         3,896,619         56,037,660          3,034,966            813,119
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     3,742,149         55,977,260          2,970,146          1,580,906
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    OppMSFund          OppMSFundS        OppMSSmCapS         PVTGroInc
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................           284,930            107,084                  -             37,021
  Mortality and expense risk charges (note 2) ....          (449,741)          (346,660)          (126,485)           (58,411)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (164,811)          (239,576)          (126,485)           (21,390)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         6,339,130          1,067,019          1,483,951            274,184
  Cost of mutual fund shares sold ................        (5,186,125)          (920,127)        (1,192,463)          (243,984)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........         1,153,005            146,892            291,488             30,200
  Change in unrealized gain (loss)
   on investments ................................         1,451,855          2,150,519          1,492,985            450,774
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         2,604,860          2,297,411          1,784,473            480,974
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         2,440,049          2,057,835          1,657,988            459,584
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    PVTIntEq            PVTVoyII         SRSTSmCapV           StOpp2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $        43,977              3,716                  -                  -
  Mortality and expense risk charges (note 2) ....           (30,837)           (33,145)            (2,659)        (5,786,724)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................            13,140            (29,429)            (2,659)        (5,786,724)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         8,115,816            321,525            271,459         83,776,508
  Cost of mutual fund shares sold ................        (8,016,729)          (302,406)          (276,913)       (96,307,158)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            99,087             19,119             (5,454)       (12,530,650)
  Change in unrealized gain (loss)
   on investments ................................           130,977            126,894             53,931         84,420,281
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           230,064            146,013             48,477         71,889,631
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -              7,577                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $       243,204            116,584             53,395         66,102,907
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     StDisc2          VEWrldBdR1           VEWrldBd        VEWrldEMktR1
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................                 -                  -          4,176,621                  -
  Mortality and expense risk charges (note 2) ....        (1,041,720)           (29,371)          (559,471)           (25,826)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................        (1,041,720)           (29,371)         3,617,150            (25,826)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        15,666,268          1,253,406         19,379,024          1,768,445
  Cost of mutual fund shares sold ................       (15,069,624)        (1,220,559)       (17,997,404)        (1,740,547)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           596,644             32,847          1,381,620             27,898
  Change in unrealized gain (loss)
   on investments ................................        10,468,572            416,050         (2,593,789)           947,682
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............        11,065,216            448,897         (1,212,169)           975,580
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        10,023,496            419,526          2,404,981            949,754
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   VEWrldEMkt         VEWrldHAsR1         VEWrldHAs         VKCorPlus2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $       288,655                  -            198,616            169,663
  Mortality and expense risk charges (note 2) ....          (569,248)           (46,335)          (591,739)           (72,309)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (280,593)           (46,335)          (393,123)            97,354
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        28,695,256          1,260,029         22,029,034            486,989
  Cost of mutual fund shares sold ................       (20,693,967)        (1,065,169)       (15,011,137)          (479,646)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........         8,001,289            194,860          7,017,897              7,343
  Change in unrealized gain (loss)
   on investments ................................            80,757          1,050,968          1,481,464             15,716
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         8,082,046          1,245,828          8,499,361             23,059
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -             10,305
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     7,801,453          1,199,493          8,106,238            130,718
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     VKEmMkt            VKEmMkt2         VKUSRealEst       VKUSRealEst2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................         1,363,135            269,914          2,485,701            370,137
  Mortality and expense risk charges (note 2) ....          (265,275)           (55,209)        (2,138,593)          (369,412)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................         1,097,860            214,705            347,108                725
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        13,177,317          3,746,097         34,157,662          2,102,180
  Cost of mutual fund shares sold ................       (11,815,580)        (3,765,444)       (26,030,993)        (1,721,200)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........         1,361,737            (19,347)         8,126,669            380,980
  Change in unrealized gain (loss)
   on investments ................................        (1,960,295)          (140,782)        36,356,899          7,721,914
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............          (598,558)          (160,129)        44,483,568          8,102,894
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................           637,064            126,283          2,893,723            436,261
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         1,136,366            180,859         47,724,399          8,539,880
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   VicDivrStk         VISLgCapGr2       VISLgCapVal2         VISModGr2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $         2,552              2,290              3,117             34,800
  Mortality and expense risk charges (note 2) ....            (2,524)            (2,683)            (2,358)           (17,153)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................                28               (393)               759             17,647
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........            10,741              3,143              1,983            103,142
  Cost of mutual fund shares sold ................           (10,035)            (3,257)            (1,940)          (103,223)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........               706               (114)                43                (81)
  Change in unrealized gain (loss)
   on investments ................................            22,689             25,527             31,955            174,078
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            23,395             25,413             31,998            173,997
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $        23,423             25,020             32,757            191,644
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   WFLrgCoGro
                                                     ---------------
  Reinvested dividends ...........................                 -
  Mortality and expense risk charges (note 2) ....                 -
                                                     ---------------
    Net investment income (loss) .................                 -
                                                     ---------------
  Proceeds from mutual fund shares sold ..........                 -
  Cost of mutual fund shares sold ................                 -
                                                     ---------------
    Realized gain (loss) on investments ..........                 -
  Change in unrealized gain (loss)
   on investments ................................                (6)
                                                     ---------------
    Net gain (loss) on investments ...............                (6)
                                                     ---------------
  Reinvested capital gains .......................                 -
                                                     ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....                (6)
                                                     ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                   Total                               AIMBValue2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $      8,755,750          1,145,159           (366,421)           (34,841)
  Realized gain (loss) on investments ............      (206,194,894)      (683,847,572)           293,768             23,045
  Change in unrealized gain (loss)
    on investments ...............................     1,194,457,434      2,937,696,419          2,550,969            813,316
  Reinvested capital gains .......................        80,108,858          3,911,813                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................     1,077,127,148      2,258,905,819          2,478,316            801,520
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................     2,540,592,967      1,225,693,306         24,105,254          8,599,452
  Transfers between funds ........................                 -                  -            540,623            651,528
  Redemptions (note 3) ...........................    (2,242,075,967)    (2,059,083,438)        (1,224,048)           (62,080)
  Annuity benefits ...............................        (2,254,579)        (2,460,799)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................        (5,543,977)        (5,978,458)            (2,105)               (16)
  Contingent deferred sales charges
    (note 2) .....................................        (9,869,025)       (11,068,102)           (21,677)              (219)
  Adjustments to maintain reserves ...............          (118,330)          (639,590)              (743)               (77)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       280,731,089       (853,537,081)        23,397,304          9,188,588
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............     1,357,858,237      1,405,368,738         25,875,620          9,990,108
Contract owners' equity beginning
  of period ......................................    11,391,384,498      9,986,015,760          9,990,108                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $ 12,749,242,735     11,391,384,498         35,865,728          9,990,108
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................       558,302,662        572,168,965            725,730                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................       374,986,744        531,445,699          2,125,251            749,513
  Units redeemed .................................      (296,234,652)      (545,312,002)          (478,169)           (23,783)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................       637,054,754        558,302,662          2,372,812            725,730
                                                    ================   ================   ================   ================

                                                                 AIMCapAp2                            AIMCapDev2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (82,905)           (11,910)          (108,698)            (7,603)
  Realized gain (loss) on investments ............            40,860             34,912            169,753              1,527
  Change in unrealized gain (loss)
    on investments ...............................           419,004            191,406            973,996            170,284
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           376,959            214,408          1,035,051            164,208
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         4,944,033          2,520,568          7,623,972          2,014,870
  Transfers between funds ........................         6,119,491             54,490            367,437             26,675
  Redemptions (note 3) ...........................          (400,228)           (40,561)          (437,890)           (26,084)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (515)                 -               (345)                (1)
  Contingent deferred sales charges
    (note 2) .....................................            (5,695)               (13)            (2,870)                 -
  Adjustments to maintain reserves ...............              (253)             1,087               (376)               740
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        10,656,833          2,535,571          7,549,928          2,016,200
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        11,033,792          2,749,979          8,584,979          2,180,408
Contract owners' equity beginning
  of period ......................................         2,749,979                  -          2,180,408                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        13,783,771          2,749,979         10,765,387          2,180,408
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           208,483                  -            156,782                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           898,270            658,801            879,116            165,975
  Units redeemed .................................          (111,631)          (450,318)          (354,162)            (9,193)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           995,122            208,483            681,736            156,782
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 AlgerBal                             AlgMidCapGr
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $            346                  -             (1,312)                (4)
  Realized gain (loss) on investments ............              (261)                 -            (10,915)                 -
  Change in unrealized gain (loss)
    on investments ...............................             3,212                  -             22,074                403
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             3,297                  -              9,847                399
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           123,732                  -            172,258                  -
  Transfers between funds ........................             3,361                  -             18,344             23,343
  Redemptions (note 3) ...........................              (395)                 -             (9,124)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -                  -                  -
  Adjustments to maintain reserves ...............                (4)                 -                 (7)                 4
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................           126,694                  -            181,471             23,347
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           129,991                  -            191,318             23,746
Contract owners' equity beginning
  of period ......................................                 -                  -             23,746                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $        129,991                  -            215,064             23,746
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -              2,204                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            12,236                  -             46,613              2,204
  Units redeemed .................................              (359)                 -            (30,907)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            11,877                  -             17,910              2,204
                                                    ================   ================   ================   ================

                                                                 AlGrIncB                             AISmCapValB
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (175,212)           (63,686)          (103,760)           (14,852)
  Realized gain (loss) on investments ............           389,642            509,272            219,256             21,787
  Change in unrealized gain (loss)
    on investments ...............................         1,664,490          1,014,900            829,154            431,139
  Reinvested capital gains .......................                 -                  -            163,128              2,819
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,878,920          1,460,486          1,107,778            440,893
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        12,162,167         16,400,499          3,598,686          3,596,318
  Transfers between funds ........................        (2,995,885)        (3,463,845)           275,194            132,802
  Redemptions (note 3) ...........................        (1,174,703)          (182,453)          (582,002)           (41,417)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (1,307)                (3)              (321)                (1)
  Contingent deferred sales charges
    (note 2) .....................................           (25,562)            (2,385)           (18,884)              (274)
  Adjustments to maintain reserves ...............              (345)             3,559              1,216              1,838
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         7,964,365         12,755,372          3,273,889          3,689,266
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         9,843,285         14,215,858          4,381,667          4,130,159
Contract owners' equity beginning
  of period ......................................        14,215,858                  -          4,130,159                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        24,059,143         14,215,858          8,511,826          4,130,159
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         1,055,483                  -            282,978                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,033,768          1,455,917            325,659            302,988
  Units redeemed .................................          (457,212)          (400,434)          (111,264)           (20,010)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,632,039          1,055,483            497,373            282,978
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  ACVPBal                              ACVPCapAp
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        390,154          1,361,476         (1,701,579)        (1,810,320)
  Realized gain (loss) on investments ............        (3,116,280)        (5,263,943)       (42,099,548)       (44,539,708)
  Change in unrealized gain (loss)
    on investments ...............................        11,608,063         21,896,981         50,766,798         69,567,337
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         8,881,937         17,994,514          6,965,671         23,217,309
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         4,735,582          4,510,391          4,434,221          4,567,839
  Transfers between funds ........................         3,118,452          8,719,564         (6,124,642)        (5,906,316)
  Redemptions (note 3) ...........................       (23,416,604)       (19,226,335)       (22,302,488)       (20,772,557)
  Annuity benefits ...............................           (31,991)           (27,043)           (29,762)           (33,207)
  Annual contract maintenance charges
    (note 2) .....................................           (57,310)           (61,042)          (104,180)          (122,986)
  Contingent deferred sales charges
    (note 2) .....................................           (77,478)          (110,064)           (95,630)          (125,947)
  Adjustments to maintain reserves ...............             5,624            (10,529)            (7,246)             9,856
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (15,723,725)        (6,205,058)       (24,229,727)       (22,383,318)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (6,841,788)        11,789,456        (17,264,056)           833,991
Contract owners' equity beginning
  of period ......................................       118,357,668        106,568,212        141,818,128        140,984,137
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $    111,515,880        118,357,668        124,554,072        141,818,128
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         6,309,606          6,701,595          6,916,987          8,313,614
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           811,243          1,401,160            374,706            712,702
  Units redeemed .................................        (1,644,278)        (1,793,149)        (1,639,177)        (2,109,329)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         5,476,571          6,309,606          5,652,516          6,916,987
                                                    ================   ================   ================   ================

                                                                 ACVPIncGr                            ACVPIncGr2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................            79,915            (47,368)           (66,739)           (25,409)
  Realized gain (loss) on investments ............         3,596,047         (5,789,360)           325,462             27,356
  Change in unrealized gain (loss)
    on investments ...............................         1,838,539         16,389,347            994,683            559,852
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         5,514,501         10,552,619          1,253,406            561,799
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,181,805          2,880,031          6,963,658          5,495,254
  Transfers between funds ........................        (3,362,838)        12,107,200           (354,510)           896,167
  Redemptions (note 3) ...........................       (10,583,186)        (8,099,036)          (573,246)          (137,741)
  Annuity benefits ...............................            (9,824)            (5,418)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (28,003)           (26,624)            (1,082)                (3)
  Contingent deferred sales charges
    (note 2) .....................................           (52,777)           (63,220)            (8,612)              (215)
  Adjustments to maintain reserves ...............             2,182               (546)              (845)               (11)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (10,852,641)         6,792,387          6,025,363          6,253,451
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (5,338,140)        17,345,006          7,278,769          6,815,250
Contract owners' equity beginning
  of period ......................................        58,313,662         40,968,656          6,815,250                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        52,975,522         58,313,662         14,094,019          6,815,250
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         5,714,030          5,125,581            513,470                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,723,859          5,091,700            711,197            575,001
  Units redeemed .................................        (2,782,979)        (4,503,251)          (259,797)           (61,531)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         4,654,910          5,714,030            964,870            513,470
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                ACVPInflaPro                            ACVPInt
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        669,734             12,611           (593,525)          (460,945)
  Realized gain (loss) on investments ............            48,649             (3,770)           446,147         (5,299,510)
  Change in unrealized gain (loss)
    on investments ...............................           831,684            132,174          9,479,507         22,469,297
  Reinvested capital gains .......................            14,793              2,720                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,564,860            143,735          9,332,129         16,708,842
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        31,333,293          9,213,906              7,466              9,897
  Transfers between funds ........................        15,186,486          4,622,069         (5,081,772)        (9,348,431)
  Redemptions (note 3) ...........................        (4,098,201)          (424,726)       (14,647,791)       (14,207,152)
  Annuity benefits ...............................                 -                  -            (28,663)           (50,997)
  Annual contract maintenance charges
    (note 2) .....................................            (3,839)              (468)           (39,137)           (47,429)
  Contingent deferred sales charges
    (note 2) .....................................           (20,520)              (440)           (59,251)           (90,365)
  Adjustments to maintain reserves ...............            (8,303)               921             (1,919)          (286,628)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        42,388,916         13,411,262        (19,851,067)       (24,021,105)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        43,953,776         13,554,997        (10,518,938)        (7,312,263)
Contract owners' equity beginning
  of period ......................................        13,554,997                  -         86,647,528         93,959,791
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     57,508,773         13,554,997         76,128,590         86,647,528
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         1,303,256                  -          6,008,220          7,997,923
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         5,595,053          1,653,302                  -              2,388
  Units redeemed .................................        (1,591,451)          (350,046)        (1,353,189)        (1,992,091)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         5,306,858          1,303,256          4,655,031          6,008,220
                                                    ================   ================   ================   ================

                                                                 ACVPInt2                              ACVPInt3
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (38,613)           (42,308)          (193,235)          (119,864)
  Realized gain (loss) on investments ............           128,408          1,879,487            908,841         (1,557,756)
  Change in unrealized gain (loss)
    on investments ...............................           224,269             80,520          2,459,291          5,934,876
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           314,064          1,917,699          3,174,897          4,257,256
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,128,566          2,389,495          4,251,184          4,457,402
  Transfers between funds ........................        (1,701,801)          (196,910)         1,053,862          3,286,987
  Redemptions (note 3) ...........................          (633,435)        (1,018,281)        (4,740,509)        (3,411,449)
  Annuity benefits ...............................                 -                  -             (2,611)              (268)
  Annual contract maintenance charges
    (note 2) .....................................              (408)                 -            (10,973)            (9,058)
  Contingent deferred sales charges
    (note 2) .....................................            (1,866)              (544)           (32,297)           (23,527)
  Adjustments to maintain reserves ...............              (573)               (28)            (6,441)           244,074
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................          (209,517)         1,173,732            512,215          4,544,161
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           104,547          3,091,431          3,687,112          8,801,417
Contract owners' equity beginning
  of period ......................................         3,091,431                  -         24,032,865         15,231,448
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         3,195,978          3,091,431         27,719,977         24,032,865
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           238,887                  -          2,431,962          1,893,970
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,006,256         11,361,060          1,009,940          2,494,822
  Units redeemed .................................        (1,026,793)       (11,122,173)          (972,578)        (1,956,830)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           218,350            238,887          2,469,324          2,431,962
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  ACVPInt4                           ACVPUltra
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (27,634)                 -            (88,337)           (48,005)
  Realized gain (loss) on investments ............             8,091                  -            237,222            439,723
  Change in unrealized gain (loss)
    on investments ...............................           613,383                  -            415,551            394,262
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           593,840                  -            564,436            785,980
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,797,174                  -            528,649            331,587
  Transfers between funds ........................         1,227,579                  -          1,356,189          4,197,145
  Redemptions (note 3) ...........................           (62,275)                 -         (1,090,912)          (611,900)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (110)                 -             (2,359)            (1,050)
  Contingent deferred sales charges
    (note 2) .....................................              (515)                 -             (5,330)            (2,389)
  Adjustments to maintain reserves ...............            (4,764)                 -                205                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         4,957,089                  -            786,442          3,913,393
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         5,550,929                  -          1,350,878          4,699,373
Contract owners' equity beginning
  of period ......................................                 -                  -          5,850,738          1,151,365
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      5,550,929                  -          7,201,616          5,850,738
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -            596,069            144,545
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           527,897                  -            479,896          1,551,197
  Units redeemed .................................           (34,377)                 -           (404,121)        (1,099,673)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           493,520                  -            671,844            596,069
                                                    ================   ================   ================   ================

                                                                ACVPUltra2                              ACVPVal
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (135,786)           (13,095)          (552,682)          (380,537)
  Realized gain (loss) on investments ............           146,669                396          2,965,468         (5,691,230)
  Change in unrealized gain (loss)
    on investments ...............................           656,117            181,580         17,048,764         41,317,833
  Reinvested capital gains .......................                 -                  -          1,416,862                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           667,000            168,881         20,878,412         35,246,066
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         8,684,398          2,556,760          8,633,806          8,033,986
  Transfers between funds ........................          (197,504)           470,963         25,104,058           (965,154)
  Redemptions (note 3) ...........................          (704,354)           (20,398)       (38,068,619)       (28,566,165)
  Annuity benefits ...............................                 -                  -            (59,346)           (54,476)
  Annual contract maintenance charges
    (note 2) .....................................              (577)                (2)           (72,139)           (68,975)
  Contingent deferred sales charges
    (note 2) .....................................           (12,155)                (7)          (145,380)          (175,495)
  Adjustments to maintain reserves ...............              (291)               (24)             9,985            (10,118)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         7,769,517          3,007,292         (4,597,635)       (21,806,397)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         8,436,517          3,176,173         16,280,777         13,439,669
Contract owners' equity beginning
  of period ......................................         3,176,173                  -        164,906,597        151,466,928
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        11,612,690          3,176,173        181,187,374        164,906,597
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           251,964                  -          9,070,068         10,608,306
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,116,559            257,215          3,883,849          5,187,946
  Units redeemed .................................          (535,351)            (5,251)        (4,119,211)        (6,726,184)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           833,172            251,964          8,834,706          9,070,068
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 ACVPVal2                               AmerGro
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (258,615)           (40,372)          (188,962)          (165,688)
  Realized gain (loss) on investments ............           192,641             10,708           (227,706)          (550,620)
  Change in unrealized gain (loss)
    on investments ...............................         3,537,129          1,053,828          2,502,441          6,168,902
  Reinvested capital gains .......................           129,508                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         3,600,663          1,024,164          2,085,773          5,452,594
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        25,680,889         10,088,038            272,659            251,768
  Transfers between funds ........................         3,023,353            983,084            (51,887)          (119,978)
  Redemptions (note 3) ...........................        (2,533,961)          (259,515)        (2,282,777)        (1,524,664)
  Annuity benefits ...............................                 -                  -            (12,930)           (10,705)
  Annual contract maintenance charges
    (note 2) .....................................            (2,426)                (4)            (7,670)            (8,690)
  Contingent deferred sales charges
    (note 2) .....................................           (26,765)              (815)            (4,557)            (2,599)
  Adjustments to maintain reserves ...............            (5,922)               890               (673)               218
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        26,135,168         10,811,678         (2,087,835)        (1,414,650)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        29,735,831         11,835,842             (2,062)         4,037,944
Contract owners' equity beginning
  of period ......................................        11,835,842                  -         20,262,434         16,224,490
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     41,571,673         11,835,842         20,260,372         20,262,434
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           875,072                  -            365,065            395,501
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,465,772            929,149              9,955             10,871
  Units redeemed .................................          (605,151)           (54,077)           (46,806)           (41,307)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         2,735,693            875,072            328,214            365,065
                                                    ================   ================   ================   ================

                                                                AmerHiIncBd                            AmerUSGvt
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           108,941            186,737             96,262             69,720
  Realized gain (loss) on investments ............            34,654            340,022                  5             41,606
  Change in unrealized gain (loss)
    on investments ...............................            36,406            (48,088)           (33,917)           (73,842)
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           180,001            478,671             62,350             37,484
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            38,596             54,870             34,450             41,380
  Transfers between funds ........................          (176,678)           937,484            (53,030)          (154,831)
  Redemptions (note 3) ...........................          (667,982)          (133,231)          (485,727)          (274,258)
  Annuity benefits ...............................            (7,605)            (6,707)            (5,362)            (5,491)
  Annual contract maintenance charges
    (note 2) .....................................            (1,054)            (1,180)            (1,856)            (2,082)
  Contingent deferred sales charges
    (note 2) .....................................              (506)              (791)              (596)              (893)
  Adjustments to maintain reserves ...............            (2,348)               624               (482)                93
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................          (817,577)           851,069           (512,603)          (396,082)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............          (637,576)         1,329,740           (450,253)          (358,598)
Contract owners' equity beginning
  of period ......................................         2,735,358          1,405,618          2,943,370          3,301,968
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         2,097,782          2,735,358          2,493,117          2,943,370
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................            79,839             52,094            110,931            125,824
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            52,180            406,111              1,330             25,885
  Units redeemed .................................           (75,573)          (378,366)           (20,279)           (40,778)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            56,446             79,839             91,982            110,931
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  ChScMM                                CSGPVen
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $         (1,893)              (659)           (83,636)           (83,532)
  Realized gain (loss) on investments ............                 -                  -            104,628           (348,496)
  Change in unrealized gain (loss)
    on investments ...............................                 -                  -            896,691          2,784,367
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            (1,893)              (659)           917,683          2,352,339
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        15,424,537          2,246,518             (3,141)            13,668
  Transfers between funds ........................       (10,162,960)           210,896           (530,645)          (595,919)
  Redemptions (note 3) ...........................        (3,342,613)                 -         (1,124,029)        (1,040,546)
  Annuity benefits ...............................                 -                  -             (3,499)            (6,553)
  Annual contract maintenance charges
    (note 2) .....................................              (180)                 -             (4,160)            (4,707)
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -             (5,461)            (6,203)
  Adjustments to maintain reserves ...............                77                  4              1,817             (9,549)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         1,918,861          2,457,418         (1,669,118)        (1,649,809)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         1,916,968          2,456,759           (751,435)           702,530
Contract owners' equity beginning
  of period ......................................         2,456,759                  -          6,844,577          6,142,047
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      4,373,727          2,456,759          6,093,142          6,844,577
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           245,954                  -            665,511            871,300
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,567,310          1,401,383                195                179
  Units redeemed .................................        (2,374,537)        (1,155,429)          (156,701)          (205,968)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           438,727            245,954            509,005            665,511
                                                    ================   ================   ================   ================

                                                                 CSIntFoc                              CSSmCapGr
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (199,452)          (457,453)        (1,848,725)        (1,721,738)
  Realized gain (loss) on investments ............         1,351,221         (2,321,019)           488,475        (16,021,800)
  Change in unrealized gain (loss)
    on investments ...............................         4,661,228         16,520,165         12,529,380         66,528,895
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         5,812,997         13,741,693         11,169,130         48,785,357
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................             1,792             13,763          4,965,162          4,964,778
  Transfers between funds ........................        (1,724,044)        (3,927,479)        (6,551,814)         1,710,292
  Redemptions (note 3) ...........................       (10,619,720)        (9,052,557)       (26,760,718)       (21,917,446)
  Annuity benefits ...............................           (21,076)           (18,905)           (18,619)           (20,724)
  Annual contract maintenance charges
    (note 2) .....................................           (22,294)           (25,396)           (74,555)           (78,593)
  Contingent deferred sales charges
    (note 2) .....................................           (31,366)           (48,600)          (116,401)          (148,332)
  Adjustments to maintain reserves ...............             2,286           (124,417)             5,890             16,370
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (12,414,422)       (13,183,591)       (28,551,055)       (15,473,655)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (6,601,425)           558,102        (17,381,925)        33,311,702
Contract owners' equity beginning
  of period ......................................        54,827,175         54,269,073        147,186,504        113,874,802
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        48,225,750         54,827,175        129,804,579        147,186,504
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         5,366,505          6,977,625          8,999,069         10,206,558
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................               284                201          1,285,028          3,174,699
  Units redeemed .................................        (1,197,862)        (1,611,321)        (3,030,029)        (4,382,188)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         4,168,927          5,366,505          7,254,068          8,999,069
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                DrySmCapIxS                            DrySRGro
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (279,817)          (104,149)        (1,169,965)        (1,475,364)
  Realized gain (loss) on investments ............         1,523,734          2,313,459        (13,104,448)       (16,758,476)
  Change in unrealized gain (loss)
    on investments ...............................         4,462,477          1,155,570         19,664,540         44,374,048
  Reinvested capital gains .......................         1,001,952            136,675                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         6,708,346          3,501,555          5,390,127         26,140,208
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        12,675,206          5,435,256          6,722,181          7,366,583
  Transfers between funds ........................         8,271,119         16,382,008        (11,706,310)         1,250,672
  Redemptions (note 3) ...........................        (3,945,775)        (1,679,336)       (19,896,818)       (16,654,740)
  Annuity benefits ...............................               (55)               (34)           (21,242)           (34,240)
  Annual contract maintenance charges
    (note 2) .....................................            (7,613)            (2,619)          (107,151)          (120,161)
  Contingent deferred sales charges
    (note 2) .....................................           (26,843)            (5,568)          (145,788)          (163,216)
  Adjustments to maintain reserves ...............            (4,611)              (329)             4,943            (47,676)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        16,961,428         20,129,378        (25,150,185)        (8,402,778)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        23,669,774         23,630,933        (19,760,058)        17,737,430
Contract owners' equity beginning
  of period ......................................        27,177,377          3,546,444        135,642,436        117,905,006
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     50,847,151         27,177,377        115,882,378        135,642,436
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         2,490,303            466,308          6,701,628          7,243,408
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         3,697,905          7,851,360            630,690          1,464,794
  Units redeemed .................................        (2,525,415)        (5,827,365)        (1,886,439)        (2,006,574)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         3,662,793          2,490,303          5,445,879          6,701,628
                                                    ================   ================   ================   ================

                                                                  DryStkIx                             DryStkIxS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................         2,924,607            899,453            107,530              8,794
  Realized gain (loss) on investments ............       (54,966,397)      (101,266,417)           885,752             15,178
  Change in unrealized gain (loss)
    on investments ...............................       114,295,779        273,408,147          4,118,592          1,424,407
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        62,253,989        173,041,183          5,111,874          1,448,379
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        30,557,359         30,731,676         47,248,004         18,238,285
  Transfers between funds ........................       (22,625,507)       (24,274,689)         2,454,807          1,169,797
  Redemptions (note 3) ...........................      (145,944,850)      (121,985,974)        (3,374,486)          (132,543)
  Annuity benefits ...............................          (198,153)          (204,496)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................          (410,351)          (448,241)            (4,059)                (9)
  Contingent deferred sales charges
    (note 2) .....................................          (768,522)          (919,919)           (32,406)              (344)
  Adjustments to maintain reserves ...............            31,353            (46,248)              (178)               628
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................      (139,358,671)      (117,147,891)        46,291,682         19,275,814
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       (77,104,682)        55,893,292         51,403,556         20,724,193
Contract owners' equity beginning
  of period ......................................       797,865,527        741,972,235         20,724,193                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............       720,760,845        797,865,527         72,127,749         20,724,193
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        32,699,415         38,520,995          1,563,084                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         4,431,556         11,400,953          5,040,702          1,630,547
  Units redeemed .................................       (10,083,334)       (17,222,533)        (1,554,584)           (67,463)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        27,047,637         32,699,415          5,049,202          1,563,084
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  DryVIFApp                           DryVIFAppS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        124,976             (3,858)            63,737             30,393
  Realized gain (loss) on investments ............           164,682         (7,595,840)            79,967             16,359
  Change in unrealized gain (loss)
    on investments ...............................         1,904,073         20,107,375            389,974            299,290
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,193,731         12,507,677            533,678            346,042
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,466,326          3,558,370         12,119,894          4,200,157
  Transfers between funds ........................        (2,970,305)        (3,247,030)           552,558            478,871
  Redemptions (note 3) ...........................       (12,964,339)       (11,557,502)          (549,422)           (27,294)
  Annuity benefits ...............................            (7,252)           (25,563)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (38,306)           (43,317)              (586)                (2)
  Contingent deferred sales charges
    (note 2) .....................................           (75,404)           (93,387)            (5,243)                 -
  Adjustments to maintain reserves ...............             5,878            (49,660)              (341)               (25)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (12,583,402)       (11,458,089)        12,116,860          4,651,707
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       (10,389,671)         1,049,588         12,650,538          4,997,749
Contract owners' equity beginning
  of period ......................................        74,603,235         73,553,647          4,997,749                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     64,213,564         74,603,235         17,648,287          4,997,749
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         6,013,001          7,086,046            396,749                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           975,633          2,300,530          1,167,696            422,181
  Units redeemed .................................        (1,997,834)        (3,373,575)          (207,060)           (25,432)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         4,990,800          6,013,001          1,357,385            396,749
                                                    ================   ================   ================   ================

                                                               DryVIFDevLdS                          DryVIFGrInc
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (64,642)            (5,826)           (71,735)          (240,475)
  Realized gain (loss) on investments ............           137,009              1,620         (2,195,290)        (5,198,024)
  Change in unrealized gain (loss)
    on investments ...............................           212,950            118,384          4,684,653         15,452,052
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           285,317            114,178          2,417,628         10,013,553
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,099,217          1,604,456          2,474,302          2,649,250
  Transfers between funds ........................           (94,830)            89,009         (1,023,582)        (2,140,819)
  Redemptions (note 3) ...........................          (179,212)            (7,101)        (9,580,095)        (6,994,531)
  Annuity benefits ...............................                 -                  -               (226)              (179)
  Annual contract maintenance charges
    (note 2) .....................................              (302)                 -            (31,009)           (33,045)
  Contingent deferred sales charges
    (note 2) .....................................            (2,988)                 -            (58,661)           (69,053)
  Adjustments to maintain reserves ...............               (96)                28              1,285             (3,519)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         2,821,789          1,686,392         (8,217,986)        (6,591,896)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         3,107,106          1,800,570         (5,800,358)         3,421,657
Contract owners' equity beginning
  of period ......................................         1,800,570                  -         50,161,095         46,739,438
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         4,907,676          1,800,570         44,360,737         50,161,095
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           131,238                  -          4,245,970          4,941,819
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           322,947            132,512            421,266            823,536
  Units redeemed .................................          (126,888)            (1,274)        (1,126,507)        (1,519,385)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           327,297            131,238          3,540,729          4,245,970
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FedAmLeadS                             FedCapApS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (12,050)            (3,109)           (35,486)            (9,124)
  Realized gain (loss) on investments ............            17,677                168             59,775                367
  Change in unrealized gain (loss)
    on investments ...............................           162,667             82,355            130,588            172,896
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           168,294             79,414            154,877            164,139
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,526,181            919,099          1,729,654          1,980,848
  Transfers between funds ........................            47,663              3,771           (440,926)           118,526
  Redemptions (note 3) ...........................           (75,819)            (1,171)          (184,656)            (8,485)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (279)                 -               (214)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (1,983)                 -               (614)               (43)
  Adjustments to maintain reserves ...............               (53)               (20)               (95)               (35)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         1,495,710            921,679          1,103,149          2,090,811
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         1,664,004          1,001,093          1,258,026          2,254,950
Contract owners' equity beginning
  of period ......................................         1,001,093                  -          2,254,950                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      2,665,097          1,001,093          3,512,976          2,254,950
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................            77,357                  -            177,660                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           128,870             77,908            131,758            186,808
  Units redeemed .................................           (14,515)              (551)           (47,244)            (9,148)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           191,712             77,357            262,174            177,660
                                                    ================   ================   ================   ================

                                                                 FedQualBd                            FedQualBdS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           868,253            763,352            434,340            (70,429)
  Realized gain (loss) on investments ............          (168,474)           844,114           (136,254)            (8,124)
  Change in unrealized gain (loss)
    on investments ...............................          (375,080)          (644,866)          (139,481)           221,945
  Reinvested capital gains .......................           273,895                  -            198,383                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           598,594            962,600            356,988            143,392
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,073,840          1,850,868         23,300,748         17,816,853
  Transfers between funds ........................        (2,922,787)        12,936,110         (2,128,691)          (653,933)
  Redemptions (note 3) ...........................        (7,962,886)        (8,870,414)        (1,516,331)          (210,464)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (10,422)           (12,598)            (2,131)                (1)
  Contingent deferred sales charges
    (note 2) .....................................           (33,122)           (48,710)           (31,004)            (1,296)
  Adjustments to maintain reserves ...............             2,189                (91)              (783)            (1,103)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (9,853,188)         5,855,165         19,621,808         16,950,056
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (9,254,594)         6,817,765         19,978,796         17,093,448
Contract owners' equity beginning
  of period ......................................        34,160,926         27,343,161         17,093,448                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        24,906,332         34,160,926         37,072,244         17,093,448
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         3,097,044          2,559,029          1,665,638                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           794,244          3,989,954          3,672,219          1,887,702
  Units redeemed .................................        (1,682,362)        (3,451,939)        (1,789,271)          (222,064)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         2,208,926          3,097,044          3,548,586          1,665,638
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPEI                              FidVIPEI2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $      3,013,617          5,760,266           (418,036)           (92,822)
  Realized gain (loss) on investments ............        (2,155,951)       (38,413,192)           124,801              6,220
  Change in unrealized gain (loss)
    on investments ...............................        98,829,939        301,584,585          7,186,414          2,486,962
  Reinvested capital gains .......................         4,312,706                  -            126,654                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................       104,000,311        268,931,659          7,019,833          2,400,360
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        31,991,141         31,094,431         59,253,470         22,964,979
  Transfers between funds ........................         7,252,263          4,439,036          3,033,295          1,669,692
  Redemptions (note 3) ...........................      (211,055,975)      (190,620,021)        (4,607,572)          (406,402)
  Annuity benefits ...............................          (239,397)          (235,593)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................          (536,218)          (577,565)            (3,873)               (19)
  Contingent deferred sales charges
    (note 2) .....................................          (676,775)          (940,004)           (35,922)            (1,932)
  Adjustments to maintain reserves ...............            13,111           (105,987)              (278)               (58)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................      (173,251,850)      (156,945,703)        57,639,120         24,226,260
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       (69,251,539)       111,985,956         64,658,953         26,626,620
Contract owners' equity beginning
  of period ......................................     1,173,769,509      1,061,783,553         26,626,620                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $  1,104,517,970      1,173,769,509         91,285,573         26,626,620
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        35,119,867         41,305,904          1,963,742                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,788,063          5,581,974          5,059,567          2,033,172
  Units redeemed .................................        (8,279,535)       (11,768,011)          (888,995)           (69,430)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        29,628,395         35,119,867          6,134,314          1,963,742
                                                    ================   ================   ================   ================

                                                                 FidVIPGr                              FidVIPGr2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................       (11,644,375)       (11,721,759)          (467,574)           (53,752)
  Realized gain (loss) on investments ............      (108,638,316)      (161,116,816)           381,703             14,973
  Change in unrealized gain (loss)
    on investments ...............................       136,741,119        473,266,921            581,424            935,478
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        16,458,428        300,428,346            495,553            896,699
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        41,879,741         43,028,978         30,924,735         12,793,489
  Transfers between funds ........................       (48,685,988)       (24,497,642)        (2,233,823)         1,098,810
  Redemptions (note 3) ...........................      (192,968,575)      (180,070,426)        (2,119,423)          (207,858)
  Annuity benefits ...............................          (330,057)          (370,148)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................          (734,109)          (825,284)            (2,210)               (21)
  Contingent deferred sales charges
    (note 2) .....................................          (953,919)        (1,073,247)           (21,594)            (1,059)
  Adjustments to maintain reserves ...............          (164,387)          (317,650)              (999)              (137)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................      (201,957,294)      (164,125,419)        26,546,686         13,683,224
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............      (185,498,866)       136,302,927         27,042,239         14,579,923
Contract owners' equity beginning
  of period ......................................     1,208,544,502      1,072,241,575         14,579,923                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............     1,023,045,636      1,208,544,502         41,622,162         14,579,923
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        30,857,133         36,598,859          1,072,088                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,053,012          7,614,291          3,418,659          1,148,122
  Units redeemed .................................        (8,002,460)       (13,356,017)        (1,475,593)           (76,034)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        24,907,685         30,857,133          3,015,154          1,072,088
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPHI                              FidVIPOv
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $     17,667,134         13,997,380           (194,021)          (707,369)
  Realized gain (loss) on investments ............        18,405,813         18,265,268          4,458,572         (5,391,469)
  Change in unrealized gain (loss)
    on investments ...............................       (18,406,950)        27,266,743         14,986,864         64,005,737
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        17,665,997         59,529,391         19,251,415         57,906,899
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         6,548,801          7,119,822              3,636             14,023
  Transfers between funds ........................       (23,072,129)        39,314,844         (5,469,732)        (9,572,345)
  Redemptions (note 3) ...........................       (55,935,422)       (54,296,724)       (29,467,531)       (27,194,787)
  Annuity benefits ...............................           (51,197)           (51,761)           (33,870)           (45,846)
  Annual contract maintenance charges
    (note 2) .....................................           (97,922)          (114,972)          (108,125)          (116,880)
  Contingent deferred sales charges
    (note 2) .....................................          (154,112)          (226,171)           (98,926)          (119,724)
  Adjustments to maintain reserves ...............             9,900            (27,821)             3,792           (700,295)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (72,752,081)        (8,282,783)       (35,170,756)       (37,735,854)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       (55,086,084)        51,246,608        (15,919,341)        20,171,045
Contract owners' equity beginning
  of period ......................................       283,379,631        232,133,023        188,095,693        167,924,648
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $    228,293,547        283,379,631        172,176,352        188,095,693
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        16,497,401         17,053,114         10,235,114         12,965,489
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         7,377,559         21,585,210                  -              1,213
  Units redeemed .................................       (11,773,946)       (22,140,923)        (1,902,304)        (2,731,588)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        12,101,014         16,497,401          8,332,810         10,235,114
                                                    ================   ================   ================   ================

                                                                 FidVIPOvR                            FidVIPOvS2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (145,954)          (160,204)           (50,976)           (48,090)
  Realized gain (loss) on investments ............         1,599,233           (636,655)           593,459          1,906,531
  Change in unrealized gain (loss)
    on investments ...............................         3,992,028         10,460,655            271,058            454,442
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         5,445,307          9,663,796            813,541          2,312,883
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         7,410,670          6,725,367          6,239,790          4,726,099
  Transfers between funds ........................        13,289,815         11,300,939         (7,953,260)         4,191,045
  Redemptions (note 3) ...........................       (10,021,565)        (4,783,449)          (794,253)           (85,521)
  Annuity benefits ...............................              (227)               (52)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (18,065)           (11,352)              (600)               (15)
  Contingent deferred sales charges
    (note 2) .....................................           (46,299)           (26,095)            (9,423)            (1,244)
  Adjustments to maintain reserves ...............             3,397            633,597                328                 47
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        10,617,726         13,838,955         (2,517,418)         8,830,411
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        16,063,033         23,502,751         (1,703,877)        11,143,294
Contract owners' equity beginning
  of period ......................................        38,902,404         15,399,653         11,143,294                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        54,965,437         38,902,404          9,439,417         11,143,294
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         3,556,585          1,991,220            759,076                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,818,984          2,903,947            876,711          9,510,825
  Units redeemed .................................        (1,892,190)        (1,338,582)        (1,056,474)        (8,751,749)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         4,483,379          3,556,585            579,313            759,076
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FidVIPOvS2R                            FidVIPAM
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (92,682)                 -          6,268,238         10,420,754
  Realized gain (loss) on investments ............            85,738                  -        (12,208,798)       (12,815,600)
  Change in unrealized gain (loss)
    on investments ...............................         1,821,536                  -         21,452,930         68,241,863
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,814,592                  -         15,512,370         65,847,017
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        10,474,979                  -         12,634,070         12,610,094
  Transfers between funds ........................         4,175,751                  -        (14,794,414)         6,505,966
  Redemptions (note 3) ...........................          (350,421)                 -        (75,046,362)       (74,974,666)
  Annuity benefits ...............................                 -                  -            (81,199)          (111,699)
  Annual contract maintenance charges
    (note 2) .....................................              (196)                 -           (245,370)          (283,081)
  Contingent deferred sales charges
    (note 2) .....................................            (1,115)                 -           (213,800)          (299,557)
  Adjustments to maintain reserves ...............              (136)                 -             29,657            (18,231)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        14,298,862                  -        (77,717,418)       (56,571,174)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        16,113,454                  -        (62,205,048)         9,275,843
Contract owners' equity beginning
  of period ......................................                 -                  -        450,425,568        441,149,725
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     16,113,454                  -        388,220,520        450,425,568
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -         18,528,814         21,172,985
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,903,633                  -            893,001          1,819,855
  Units redeemed .................................          (447,950)                 -         (4,277,142)        (4,464,026)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,455,683                  -         15,144,673         18,528,814
                                                    ================   ================   ================   ================

                                                                 FidVIPCon                            FidVIPCon2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................        (7,091,100)        (5,742,607)          (919,853)           (83,600)
  Realized gain (loss) on investments ............        (1,836,919)       (23,365,257)         1,076,578              1,549
  Change in unrealized gain (loss)
    on investments ...............................       100,203,821        186,282,172         10,692,291          1,755,894
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        91,275,802        157,174,308         10,849,016          1,673,843
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        24,929,526         22,847,700         69,808,498         20,243,463
  Transfers between funds ........................        24,596,526          4,304,481         13,942,836          1,504,549
  Redemptions (note 3) ...........................      (135,175,013)      (113,375,288)        (3,879,378)          (177,592)
  Annuity benefits ...............................           (89,159)          (133,493)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................          (340,688)          (362,612)            (3,868)                (2)
  Contingent deferred sales charges
    (note 2) .....................................          (526,648)          (713,632)           (49,280)            (1,457)
  Adjustments to maintain reserves ...............            27,061             65,020             (1,802)              (132)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (86,578,395)       (87,367,824)        79,817,006         21,568,829
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         4,697,407         69,806,484         90,666,022         23,242,672
Contract owners' equity beginning
  of period ......................................       721,687,763        651,881,279         23,242,672                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............       726,385,170        721,687,763        113,908,694         23,242,672
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        31,289,245         35,826,301          1,746,863                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         4,081,487          6,935,356          6,981,015          1,805,352
  Units redeemed .................................        (7,736,100)       (11,472,412)        (1,177,387)           (58,489)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        27,634,632         31,289,245          7,550,491          1,746,863
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FidVIPIGBdS                           FidVIPIGBd2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        118,292            (14,418)           198,451            (51,762)
  Realized gain (loss) on investments ............          (133,298)             3,034            (53,849)           (10,274)
  Change in unrealized gain (loss)
    on investments ...............................           108,757             56,782            174,828            164,975
  Reinvested capital gains .......................           164,257                  -            433,366                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           258,008             45,398            752,796            102,939
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           854,807            198,081         26,452,930         11,629,078
  Transfers between funds ........................         7,601,882          4,453,526          2,063,116           (277,758)
  Redemptions (note 3) ...........................        (1,926,167)          (224,626)        (1,210,115)          (327,488)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (2,050)              (203)            (1,477)                (1)
  Contingent deferred sales charges
    (note 2) .....................................            (3,986)              (714)           (13,228)           (12,772)
  Adjustments to maintain reserves ...............               237                 (5)              (372)               244
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         6,524,723          4,426,059         27,290,854         11,011,303
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         6,782,731          4,471,457         28,043,650         11,114,242
Contract owners' equity beginning
  of period ......................................         4,471,457                  -         11,114,242                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     11,254,188          4,471,457         39,157,892         11,114,242
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           441,619                  -          1,078,745                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,277,425            658,450          3,296,738          1,358,112
  Units redeemed .................................          (639,128)          (216,831)          (673,109)          (279,367)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,079,916            441,619          3,702,374          1,078,745
                                                    ================   ================   ================   ================

                                                                 FidVIPGrOp                           FidVIPMCap2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (351,372)          (245,982)          (617,672)           (58,485)
  Realized gain (loss) on investments ............        (1,061,372)        (9,873,082)           527,059            586,377
  Change in unrealized gain (loss)
    on investments ...............................         3,676,617         21,132,749         10,137,132          1,118,289
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,263,873         11,013,685         10,046,519          1,646,181
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,091,452          2,527,068         45,801,911         12,419,351
  Transfers between funds ........................        (1,872,927)        (2,168,511)         2,192,665           (308,761)
  Redemptions (note 3) ...........................        (7,518,641)        (7,345,216)        (1,681,586)          (246,703)
  Annuity benefits ...............................            (9,967)           (11,212)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (29,983)           (34,055)            (1,968)                (1)
  Contingent deferred sales charges
    (note 2) .....................................           (51,930)           (68,992)           (37,526)              (420)
  Adjustments to maintain reserves ...............            (1,181)           (13,675)            (2,601)               946
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (7,393,177)        (7,114,593)        46,270,895         11,864,412
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (5,129,304)         3,899,092         56,317,414         13,510,593
Contract owners' equity beginning
  of period ......................................        48,311,589         44,412,497         13,510,593                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        43,182,285         48,311,589         69,828,007         13,510,593
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         5,119,061          6,029,031            952,250                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           576,726          1,580,451          4,044,868          2,695,157
  Units redeemed .................................        (1,369,398)        (2,490,421)        (1,002,773)        (1,742,907)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         4,326,389          5,119,061          3,994,345            952,250
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FidVIPValS                            FidVIPValS2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (356,877)          (157,302)          (261,146)           (25,757)
  Realized gain (loss) on investments ............         1,222,664          2,980,675            730,356            100,993
  Change in unrealized gain (loss)
    on investments ...............................           971,250          1,254,439          1,542,855            397,656
  Reinvested capital gains .......................            69,618            143,726             36,218             32,128
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,906,655          4,221,538          2,048,283            505,020
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,850,878            868,135         15,944,260          5,373,262
  Transfers between funds ........................         2,774,717         19,908,279         (5,550,319)         4,407,528
  Redemptions (note 3) ...........................        (4,726,637)        (2,568,417)        (1,214,729)          (141,248)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (10,497)            (3,724)            (1,405)               (14)
  Contingent deferred sales charges
    (note 2) .....................................           (21,366)            (7,989)           (21,484)            (1,574)
  Adjustments to maintain reserves ...............             1,056               (447)            (3,186)               (95)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................          (131,849)        18,195,837          9,153,137          9,637,859
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         1,774,806         22,417,375         11,201,420         10,142,879
Contract owners' equity beginning
  of period ......................................        23,941,728          1,524,353         10,142,879                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     25,716,534         23,941,728         21,344,299         10,142,879
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         2,066,461            204,843            612,598                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,489,295          6,628,620          1,337,552            680,886
  Units redeemed .................................        (2,582,521)        (4,767,002)          (789,583)           (68,288)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,973,235          2,066,461          1,160,567            612,598
                                                    ================   ================   ================   ================

                                                                  FHCapAp                              FHCoreEq
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................              (867)                 -             (4,357)                 -
  Realized gain (loss) on investments ............            (1,086)                 -             (4,519)                 -
  Change in unrealized gain (loss)
    on investments ...............................             3,034                  -             31,232                 17
  Reinvested capital gains .......................             3,090                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             4,171                  -             22,356                 17
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            75,024                  -            796,495                600
  Transfers between funds ........................           (24,800)                 -            (21,464)                 -
  Redemptions (note 3) ...........................               (81)                 -            (51,587)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -                  -                  -
  Adjustments to maintain reserves ...............               (14)                 -            (26,200)                (4)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................            50,129                  -            697,244                596
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............            54,300                  -            719,600                613
Contract owners' equity beginning
  of period ......................................                 -                  -                613                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............            54,300                  -            720,213                613
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -                 56                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................             6,952                  -             94,662                 56
  Units redeemed .................................            (2,301)                 -            (30,916)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................             4,651                  -             63,802                 56
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               FrVIPRisDiv2                          FrVIPSmCapV2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (456,257)           (56,272)          (190,204)           (21,948)
  Realized gain (loss) on investments ............           125,662             10,969             63,694            101,122
  Change in unrealized gain (loss)
    on investments ...............................         5,393,566          1,221,951          3,528,737            549,281
  Reinvested capital gains .......................           576,665             39,627                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         5,639,636          1,216,275          3,402,227            628,455
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        57,726,882         15,978,753         14,121,242          4,887,948
  Transfers between funds ........................         3,159,303          1,217,237          4,125,655            309,674
  Redemptions (note 3) ...........................        (2,438,592)          (255,661)          (633,242)           (64,881)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (2,463)                (5)              (891)                (3)
  Contingent deferred sales charges
    (note 2) .....................................           (22,833)            (9,377)           (18,378)            (4,844)
  Adjustments to maintain reserves ...............              (811)               (92)               562                 16
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        58,421,486         16,930,855         17,594,948          5,127,910
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        64,061,122         18,147,130         20,997,175          5,756,365
Contract owners' equity beginning
  of period ......................................        18,147,130                  -          5,756,365                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     82,208,252         18,147,130         26,753,540          5,756,365
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         1,384,163                  -            401,638                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         5,031,653          1,475,527          1,307,660            601,539
  Units redeemed .................................          (675,609)           (91,364)          (171,666)          (199,901)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         5,740,207          1,384,163          1,537,632            401,638
                                                    ================   ================   ================   ================

                                                               FrVIPForSec2                          FrVIPForSec3
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (45,678)           (28,001)           (40,466)                 -
  Realized gain (loss) on investments ............           796,972            814,838              8,420                  -
  Change in unrealized gain (loss)
    on investments ...............................         1,010,145            411,936          1,541,684                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,761,439          1,198,773          1,509,638                  -
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         7,875,351          6,498,413          9,473,212                  -
  Transfers between funds ........................        (5,347,016)           633,106          3,268,457                  -
  Redemptions (note 3) ...........................          (426,452)           (44,622)          (172,771)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (627)                (1)              (112)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (5,078)              (560)            (2,062)                 -
  Adjustments to maintain reserves ...............              (355)               (78)               639                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         2,095,823          7,086,258         12,567,363                  -
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         3,857,262          8,285,031         14,077,001                  -
Contract owners' equity beginning
  of period ......................................         8,285,031                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        12,142,293          8,285,031         14,077,001                  -
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           604,314                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,705,862          4,151,995          1,279,566                  -
  Units redeemed .................................        (1,550,732)        (3,547,681)           (55,972)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           759,444            604,314          1,223,594                  -
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITCVal2                            GVITIntVal2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (30,751)             2,801             26,930             (4,706)
  Realized gain (loss) on investments ............           245,962              7,247             62,280            197,578
  Change in unrealized gain (loss)
    on investments ...............................         3,142,673            492,343            369,281             26,077
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         3,357,884            502,391            458,491            218,949
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        18,027,903          5,165,089          2,311,520            777,641
  Transfers between funds ........................         8,730,348            549,944           (399,015)            67,995
  Redemptions (note 3) ...........................        (2,004,892)          (123,495)           (75,825)           (16,815)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (1,118)                 -               (136)                 -
  Contingent deferred sales charges
    (note 2) .....................................           (10,404)               (21)              (688)                 -
  Adjustments to maintain reserves ...............               (78)                34             14,383                (27)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        24,741,759          5,591,551          1,850,239            828,794
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        28,099,643          6,093,942          2,308,730          1,047,743
Contract owners' equity beginning
  of period ......................................         6,093,942                  -          1,047,743                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     34,193,585          6,093,942          3,356,473          1,047,743
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           447,441                  -             77,090                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,043,386            468,772            617,009            938,023
  Units redeemed .................................          (309,318)           (21,331)          (486,257)          (860,933)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         2,181,509            447,441            207,842             77,090
                                                    ================   ================   ================   ================

                                                                GVITIntVal3                          GVITDMidCapI
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           103,916             (9,831)          (861,257)          (558,577)
  Realized gain (loss) on investments ............           244,394            132,341          4,772,088         (4,983,399)
  Change in unrealized gain (loss)
    on investments ...............................         1,796,096            303,943          7,263,636         23,905,956
  Reinvested capital gains .......................                 -                  -          2,822,175                469
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,144,406            426,453         13,996,642         18,364,449
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           724,862             57,693         23,734,526         11,206,351
  Transfers between funds ........................        13,685,546          2,842,340         11,893,590         19,745,549
  Redemptions (note 3) ...........................        (1,843,183)           (72,976)       (18,134,666)       (14,291,584)
  Annuity benefits ...............................                 -                  -             (1,920)                 -
  Annual contract maintenance charges
    (note 2) .....................................            (3,815)              (191)           (35,803)           (28,629)
  Contingent deferred sales charges
    (note 2) .....................................            (5,005)               (33)           (72,753)           (68,658)
  Adjustments to maintain reserves ...............            12,035                 11             (8,504)            (3,164)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        12,570,440          2,826,844         17,374,470         16,559,865
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        14,714,846          3,253,297         31,371,112         34,924,314
Contract owners' equity beginning
  of period ......................................         3,253,297                  -         93,076,341         58,152,027
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        17,968,143          3,253,297        124,447,453         93,076,341
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           237,590                  -          8,099,016          6,856,576
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,195,916          1,055,523          5,106,990         10,290,659
  Units redeemed .................................          (335,135)          (817,933)        (4,072,199)        (9,048,219)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,098,371            237,590          9,133,807          8,099,016
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITEmMrkts                          GVITEmMrkts2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $         (7,216)           (11,726)           (53,583)           (20,506)
  Realized gain (loss) on investments ............           138,964           (204,165)           364,812          1,249,893
  Change in unrealized gain (loss)
    on investments ...............................           (37,562)           934,958           (138,538)           190,672
  Reinvested capital gains .......................           101,463                  -            491,257                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           195,649            719,067            663,948          1,420,059
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................               (16)                74          4,015,603          3,942,210
  Transfers between funds ........................          (498,207)          (423,715)        (1,945,843)          (112,770)
  Redemptions (note 3) ...........................          (231,793)          (333,350)        (1,438,344)          (448,950)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (842)            (1,170)              (666)                (8)
  Contingent deferred sales charges
    (note 2) .....................................            (1,239)            (1,218)           (10,448)            (1,730)
  Adjustments to maintain reserves ...............               160             (1,681)               103                (34)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................          (731,937)          (761,060)           620,405          3,378,718
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............          (536,288)           (41,993)         1,284,353          4,798,777
Contract owners' equity beginning
  of period ......................................         1,746,289          1,788,282          4,798,777                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      1,210,001          1,746,289          6,083,130          4,798,777
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           157,661            263,209            289,997                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................                91             10,452            661,038          7,152,245
  Units redeemed .................................           (66,093)          (116,000)          (642,125)        (6,862,248)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            91,659            157,661            308,910            289,997
                                                    ================   ================   ================   ================

                                                               GVITEmMrkts3                          GVITEmMrkts6
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (45,779)           (35,394)            26,282                  -
  Realized gain (loss) on investments ............         1,571,221            521,440              2,545                  -
  Change in unrealized gain (loss)
    on investments ...............................        (1,094,300)         2,006,172            438,528                  -
  Reinvested capital gains .......................         1,600,469                  -            572,275                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,031,611          2,492,218          1,039,630                  -
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,378,227            428,868          4,796,909                  -
  Transfers between funds ........................         8,554,924          8,341,749          2,362,345                  -
  Redemptions (note 3) ...........................        (3,769,371)          (656,493)          (101,231)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (8,051)            (2,449)              (129)                 -
  Contingent deferred sales charges
    (note 2) .....................................           (12,399)            (3,573)            (1,077)                 -
  Adjustments to maintain reserves ...............             2,161              1,947                (13)                 -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         6,145,491          8,110,049          7,056,804                  -
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         8,177,102         10,602,267          8,096,434                  -
Contract owners' equity beginning
  of period ......................................        12,125,928          1,523,661                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        20,303,030         12,125,928          8,096,434                  -
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           991,282            203,046                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,804,704          1,239,004            833,395                  -
  Units redeemed .................................        (1,403,272)          (450,768)          (143,059)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,392,714            991,282            690,336                  -
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITFHiInc                           GVITGlFin2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $      1,639,708            503,941             (4,921)              (177)
  Realized gain (loss) on investments ............           225,294            442,815             35,566             11,321
  Change in unrealized gain (loss)
    on investments ...............................           547,249            182,135             93,238              7,245
  Reinvested capital gains .......................                 -                  -            112,984             79,081
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,412,251          1,128,891            236,867             97,470
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        18,599,213          9,952,487          1,246,677            765,189
  Transfers between funds ........................        (2,742,096)        16,140,852           (439,031)           112,558
  Redemptions (note 3) ...........................        (1,384,253)        (8,005,422)          (119,144)           (16,152)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (1,728)               (23)              (173)                 -
  Contingent deferred sales charges
    (note 2) .....................................           (19,451)            (4,299)            (5,207)              (921)
  Adjustments to maintain reserves ...............                52               (234)              (142)               100
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        14,451,737         18,083,361            682,980            860,774
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        16,863,988         19,212,252            919,847            958,244
Contract owners' equity beginning
  of period ......................................        19,212,252                  -            958,244                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     36,076,240         19,212,252          1,878,091            958,244
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         1,610,041                  -             67,705                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         4,801,647          3,848,194            147,346            108,274
  Units redeemed .................................        (3,618,412)        (2,238,153)          (103,749)           (40,569)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         2,793,276          1,610,041            111,302             67,705
                                                    ================   ================   ================   ================

                                                                GVITGlFin3                            GVITGlHlth2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................             9,943            (10,558)           (53,370)            (7,623)
  Realized gain (loss) on investments ............           228,520             97,927            (34,913)             4,008
  Change in unrealized gain (loss)
    on investments ...............................           110,943            160,139            186,471           (108,053)
  Reinvested capital gains .......................           342,461            209,325             18,187            230,383
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           691,867            456,833            116,375            118,715
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           242,492             94,079          1,714,468          1,896,411
  Transfers between funds ........................         3,997,076            944,193           (730,219)           224,380
  Redemptions (note 3) ...........................        (1,395,334)          (197,505)          (122,813)            (8,189)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (2,027)              (590)              (400)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (2,380)            (1,410)            (3,470)               (77)
  Adjustments to maintain reserves ...............               773                (67)               (66)               (14)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         2,840,600            838,700            857,500          2,112,511
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         3,532,467          1,295,533            973,875          2,231,226
Contract owners' equity beginning
  of period ......................................         2,215,524            919,991          2,231,226                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         5,747,991          2,215,524          3,205,101          2,231,226
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           184,883            107,155            161,686                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           563,523            267,375            178,581            184,411
  Units redeemed .................................          (346,941)          (189,647)          (121,187)           (22,725)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           401,465            184,883            219,080            161,686
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITGlHlth3                           GVITGlHlth6
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (122,218)           (64,351)           (31,794)                 -
  Realized gain (loss) on investments ............          (151,465)           567,729            (75,613)                 -
  Change in unrealized gain (loss)
    on investments ...............................           315,721            (79,836)           221,259                  -
  Reinvested capital gains .......................            34,655            758,395                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            76,693          1,181,937            113,852                  -
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           656,691            529,712          3,170,959                  -
  Transfers between funds ........................         3,188,982          4,810,527          1,823,092                  -
  Redemptions (note 3) ...........................        (1,985,148)          (910,267)          (115,774)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (4,026)            (2,327)              (116)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (6,002)            (6,257)            (1,533)                 -
  Adjustments to maintain reserves ...............             1,811                245                (88)                 -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         1,852,308          4,421,633          4,876,540                  -
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         1,929,001          5,603,570          4,990,392                  -
Contract owners' equity beginning
  of period ......................................         7,021,780          1,418,210                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      8,950,781          7,021,780          4,990,392                  -
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           628,781            171,383                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,036,043          1,038,637            657,993                  -
  Units redeemed .................................          (911,576)          (581,239)          (151,079)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           753,248            628,781            506,914                  -
                                                    ================   ================   ================   ================

                                                                GVITGlTech                            GVITGlTech2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (12,417)           (16,174)           (55,441)            (8,684)
  Realized gain (loss) on investments ............            13,593           (353,172)           (41,292)            75,119
  Change in unrealized gain (loss)
    on investments ...............................            24,937            928,597            (96,487)            (4,382)
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            26,113            559,251           (193,220)            62,053
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................              (229)             4,119          2,780,537          1,811,955
  Transfers between funds ........................          (100,957)          (314,174)        (3,563,813)         1,684,381
  Redemptions (note 3) ...........................          (274,206)          (768,653)          (145,730)           (20,492)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (787)            (1,031)              (602)                 -
  Contingent deferred sales charges
    (note 2) .....................................              (348)            (2,137)            (6,494)               (29)
  Adjustments to maintain reserves ...............               (19)            (1,801)              (168)               (24)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................          (376,546)        (1,083,677)          (936,270)         3,475,791
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............          (350,433)          (524,426)        (1,129,490)         3,537,844
Contract owners' equity beginning
  of period ......................................         1,183,737          1,708,163          3,537,844                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............           833,304          1,183,737          2,408,354          3,537,844
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           403,612            892,288            231,676                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................                90                280            205,570            283,209
  Units redeemed .................................          (127,720)          (488,956)          (283,309)           (51,533)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           275,982            403,612            153,937            231,676
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITGlTech3                          GVITGlTech6
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (108,555)           (73,455)           (14,885)                 -
  Realized gain (loss) on investments ............           566,483            684,570             (6,293)                 -
  Change in unrealized gain (loss)
    on investments ...............................          (772,856)         1,022,582            242,819                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................          (314,928)         1,633,697            221,641                  -
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           724,658            644,022          1,469,567                  -
  Transfers between funds ........................        (2,008,379)         5,836,420          1,073,032                  -
  Redemptions (note 3) ...........................        (1,380,847)          (786,694)           (48,897)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (4,231)            (2,349)              (118)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (7,470)            (6,428)            (1,454)                 -
  Adjustments to maintain reserves ...............             4,676              1,728                (98)                 -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (2,671,593)         5,686,699          2,492,032                  -
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (2,986,521)         7,320,396          2,713,673                  -
Contract owners' equity beginning
  of period ......................................         9,446,336          2,125,940                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      6,459,815          9,446,336          2,713,673                  -
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           865,791            298,373                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           556,602          1,331,363            296,365                  -
  Units redeemed .................................          (846,986)          (763,945)           (46,147)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           575,407            865,791            250,218                  -
                                                    ================   ================   ================   ================

                                                                GVITGlUtl2                            GVITGlUtl3
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................            (6,487)            (2,977)            12,525             (5,956)
  Realized gain (loss) on investments ............           111,530             22,727            282,150             40,769
  Change in unrealized gain (loss)
    on investments ...............................           103,604            102,289            589,683            138,162
  Reinvested capital gains .......................            44,675                  -            325,940                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           253,322            122,039          1,210,298            172,975
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           328,764            740,015            184,791             91,183
  Transfers between funds ........................          (498,269)           251,049          6,362,164            649,359
  Redemptions (note 3) ...........................          (108,880)           (20,874)        (1,157,585)          (222,411)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (111)                 -               (930)              (343)
  Contingent deferred sales charges
    (note 2) .....................................              (486)                 -             (2,000)              (461)
  Adjustments to maintain reserves ...............               (10)                (3)              (110)               (38)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................          (278,992)           970,187          5,386,330            517,289
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           (25,670)         1,092,226          6,596,628            690,264
Contract owners' equity beginning
  of period ......................................         1,092,226                  -          1,228,994            538,730
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         1,066,556          1,092,226          7,825,622          1,228,994
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................            87,903                  -            116,517             62,563
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            31,010             95,868            680,816            196,934
  Units redeemed .................................           (51,712)            (7,965)          (218,531)          (142,980)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            67,201             87,903            578,802            116,517
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITGvtBd                            GVITGrowth
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $     12,850,339          8,038,348           (888,007)        (1,147,204)
  Realized gain (loss) on investments ............           292,359          7,533,186         (8,581,531)       (20,005,849)
  Change in unrealized gain (loss)
    on investments ...............................       (13,994,115)       (13,375,059)        14,814,040         44,652,060
  Reinvested capital gains .......................         6,397,478            655,432                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         5,546,061          2,851,907          5,344,502         23,499,007
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        38,028,300         37,348,513          4,438,352          4,996,332
  Transfers between funds ........................       (38,899,044)      (101,292,024)        (5,795,404)        (1,134,680)
  Redemptions (note 3) ...........................       (66,697,992)      (105,001,170)       (14,057,855)       (12,997,286)
  Annuity benefits ...............................          (107,384)          (111,495)           (25,631)           (37,452)
  Annual contract maintenance charges
    (note 2) .....................................          (141,464)          (199,816)           (86,925)           (97,197)
  Contingent deferred sales charges
    (note 2) .....................................          (295,133)          (503,003)           (92,334)          (118,905)
  Adjustments to maintain reserves ...............          (167,578)            21,643              7,544               (460)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (68,280,295)      (169,737,352)       (15,612,253)        (9,389,648)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       (62,734,234)      (166,885,445)       (10,267,751)        14,109,359
Contract owners' equity beginning
  of period ......................................       350,759,592        517,645,037         95,704,119         81,594,760
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $    288,025,358        350,759,592         85,436,368         95,704,119
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        14,721,778         21,446,849          6,721,760          7,527,420
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         5,979,394          8,766,837            471,194          2,253,420
  Units redeemed .................................        (7,633,258)       (15,491,908)        (1,585,599)        (3,059,080)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        13,067,914         14,721,778          5,607,355          6,721,760
                                                    ================   ================   ================   ================

                                                                 GVITIDAgg                             GVITIDCon
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           463,880             42,703            723,536            245,869
  Realized gain (loss) on investments ............           289,171            514,942            418,246            393,675
  Change in unrealized gain (loss)
    on investments ...............................        15,565,323          1,660,220            636,607            654,325
  Reinvested capital gains .......................         3,511,878            307,531            765,855            131,135
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        19,830,252          2,525,396          2,544,244          1,425,004
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................       183,113,225         21,669,142         67,529,639         27,189,584
  Transfers between funds ........................         7,378,181          4,377,590          2,297,687         (2,785,305)
  Redemptions (note 3) ...........................        (9,782,210)        (1,268,732)       (10,159,221)        (4,486,196)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (11,872)            (2,451)            (8,090)            (4,295)
  Contingent deferred sales charges
    (note 2) .....................................          (115,072)            (7,285)          (175,643)           (14,461)
  Adjustments to maintain reserves ...............               289                 70               (214)              (292)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       180,582,541         24,768,334         59,484,158         19,899,035
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       200,412,793         27,293,730         62,028,402         21,324,039
Contract owners' equity beginning
  of period ......................................        29,121,998          1,828,268         35,767,690         14,443,651
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............       229,534,791         29,121,998         97,796,092         35,767,690
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         2,319,152            222,189          3,354,319          1,455,743
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................        15,417,302          3,110,806          7,713,978          4,344,755
  Units redeemed .................................        (2,366,248)        (1,013,843)        (2,188,561)        (2,446,179)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        15,370,206          2,319,152          8,879,736          3,354,319
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITIDMod                           GVITIDModAgg
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $      2,487,397            373,910          1,228,102             99,072
  Realized gain (loss) on investments ............            88,334            (81,961)           148,502           (146,320)
  Change in unrealized gain (loss)
    on investments ...............................        26,949,139          8,449,438         25,270,977          6,847,987
  Reinvested capital gains .......................         1,641,809             42,229          4,198,248                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        31,166,679          8,783,616         30,845,829          6,800,739
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................       349,787,304         80,808,903        298,505,911         53,852,171
  Transfers between funds ........................        30,481,564         21,805,483         15,150,932         11,259,606
  Redemptions (note 3) ...........................       (28,799,138)        (9,121,624)       (18,573,294)        (1,811,589)
  Annuity benefits ...............................            (1,886)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (34,534)           (10,107)           (27,204)            (6,354)
  Contingent deferred sales charges
    (note 2) .....................................          (268,825)           (31,628)          (189,674)           (10,077)
  Adjustments to maintain reserves ...............           (13,487)              (101)           (12,952)               147
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       351,150,998         93,450,926        294,853,719         63,283,904
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       382,317,677        102,234,542        325,699,548         70,084,643
Contract owners' equity beginning
  of period ......................................       121,349,850         19,115,308         78,820,084          8,735,441
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $    503,667,527        121,349,850        404,519,632         78,820,084
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        10,453,015          2,118,040          6,494,549          1,018,177
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................        34,576,156         10,502,476         26,555,433          6,239,115
  Units redeemed .................................        (5,857,204)        (2,167,501)        (4,117,698)          (762,743)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        39,171,967         10,453,015         28,932,284          6,494,549
                                                    ================   ================   ================   ================

                                                               GVITIDModCon                           GVITIntGro
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................         1,121,821            221,747               (705)            (1,633)
  Realized gain (loss) on investments ............           246,181             91,558              3,300            (11,226)
  Change in unrealized gain (loss)
    on investments ...............................         5,598,080          2,317,791             11,573             47,694
  Reinvested capital gains .......................           740,664             70,293                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         7,706,746          2,701,389             14,168             34,835
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................       115,811,050         33,036,986                  -                  -
  Transfers between funds ........................        11,275,164          6,196,734            (14,845)            (7,805)
  Redemptions (note 3) ...........................        (9,839,378)        (3,055,163)           (17,057)           (35,066)
  Annuity benefits ...............................            (3,797)            (1,810)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (11,894)            (4,231)              (166)              (156)
  Contingent deferred sales charges
    (note 2) .....................................           (98,406)           (12,029)              (436)              (303)
  Adjustments to maintain reserves ...............             3,134             12,267                 79               (445)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       117,135,873         36,172,754            (32,425)           (43,775)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       124,842,619         38,874,143            (18,257)            (8,940)
Contract owners' equity beginning
  of period ......................................        46,780,972          7,906,829            134,284            143,224
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............       171,623,591         46,780,972            116,027            134,284
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         4,202,278            830,335             20,616             29,445
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................        12,185,059          4,475,226                  -                  -
  Units redeemed .................................        (2,009,875)        (1,103,283)            (4,816)            (8,829)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        14,377,462          4,202,278             15,800             20,616
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITIntGro3                           GVITIntVal6
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $         (6,857)           (17,848)            (4,188)                 -
  Realized gain (loss) on investments ............           432,215             (7,718)             6,863                  -
  Change in unrealized gain (loss)
    on investments ...............................           (10,095)           507,463          1,110,859                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           415,263            481,897          1,113,534                  -
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           188,742            103,982          7,343,351                  -
  Transfers between funds ........................         1,769,874          1,331,341          2,863,587                  -
  Redemptions (note 3) ...........................          (594,886)          (299,761)          (126,059)                 -
  Annuity benefits ...............................            (2,663)              (276)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (848)              (442)              (112)                 -
  Contingent deferred sales charges
    (note 2) .....................................              (969)            (1,432)            (1,168)                 -
  Adjustments to maintain reserves ...............              (172)             1,154                205                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         1,359,078          1,134,566         10,079,804                  -
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         1,774,341          1,616,463         11,193,338                  -
Contract owners' equity beginning
  of period ......................................         2,312,092            695,629                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      4,086,433          2,312,092         11,193,338                  -
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           222,505             89,607                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           323,066            202,085          1,069,607                  -
  Units redeemed .................................          (197,236)           (69,187)           (93,646)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           348,335            222,505            975,961                  -
                                                    ================   ================   ================   ================

                                                                 GVITJPBal                            GVITSMdCpGr
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................             4,187                  -           (193,655)          (205,386)
  Realized gain (loss) on investments ............             2,215                  -          1,234,267          2,672,811
  Change in unrealized gain (loss)
    on investments ...............................            41,329                  -            792,411          2,078,739
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            47,731                  -          1,833,023          4,546,164
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           276,853                  -          1,092,179          1,067,400
  Transfers between funds ........................           579,751                  -         (3,016,020)         8,110,185
  Redemptions (note 3) ...........................           (25,608)                 -         (2,756,107)        (5,015,526)
  Annuity benefits ...............................                 -                  -             (1,767)              (699)
  Annual contract maintenance charges
    (note 2) .....................................               (42)                 -             (7,063)            (7,014)
  Contingent deferred sales charges
    (note 2) .....................................               (20)                 -            (12,978)           (19,144)
  Adjustments to maintain reserves ...............               (22)                 -                538               (176)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................           830,912                  -         (4,701,218)         4,135,026
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           878,643                  -         (2,868,195)         8,681,190
Contract owners' equity beginning
  of period ......................................                 -                  -         17,865,483          9,184,293
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............           878,643                  -         14,997,288         17,865,483
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -          3,739,814          2,660,898
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            93,512                  -          1,581,149         11,284,599
  Units redeemed .................................           (11,508)                 -         (2,564,354)       (10,205,683)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            82,004                  -          2,756,609          3,739,814
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               GVITSMdCpGr2                            GVITMyMkt
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (136,210)            (7,166)        (2,930,711)        (5,014,178)
  Realized gain (loss) on investments ............           228,638              3,557                  -                  -
  Change in unrealized gain (loss)
    on investments ...............................         1,432,670            117,466                  -                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,525,098            113,857         (2,930,711)        (5,014,178)
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        10,203,318          1,948,948        155,353,685        230,093,906
  Transfers between funds ........................          (659,522)         1,768,885          7,614,296        (84,818,802)
  Redemptions (note 3) ...........................          (491,339)           (62,229)      (286,287,169)      (364,313,904)
  Annuity benefits ...............................                 -                  -            (27,424)           (55,834)
  Annual contract maintenance charges
    (note 2) .....................................              (631)                 -           (236,812)          (317,992)
  Contingent deferred sales charges
    (note 2) .....................................           (13,931)              (914)          (825,587)        (1,446,118)
  Adjustments to maintain reserves ...............              (949)               (32)           (30,400)           162,302
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         9,036,946          3,654,658       (124,439,411)      (220,696,442)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        10,562,044          3,768,515       (127,370,122)      (225,710,620)
Contract owners' equity beginning
  of period ......................................         3,768,515                  -        530,348,151        756,058,771
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     14,330,559          3,768,515        402,978,029        530,348,151
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           299,970                  -         31,545,544         41,511,317
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,125,199            321,564         62,522,347        153,639,414
  Units redeemed .................................          (418,147)           (21,594)       (69,375,066)      (163,605,187)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,007,022            299,970         24,692,825         31,545,544
                                                    ================   ================   ================   ================

                                                                 GVITNWFund                           GVITNWFund2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (373,492)        (3,323,633)           (13,495)           (10,803)
  Realized gain (loss) on investments ............       (65,410,943)       (77,254,868)            67,825             14,840
  Change in unrealized gain (loss)
    on investments ...............................        97,843,738        178,303,231            557,150            219,261
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        32,059,303         97,724,730            611,480            223,298
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        11,321,849         13,179,091          5,872,883          2,686,092
  Transfers between funds ........................       (14,119,221)       (11,472,548)          (315,034)           267,614
  Redemptions (note 3) ...........................       (71,783,738)       (66,975,748)          (580,610)            (8,451)
  Annuity benefits ...............................          (161,012)          (149,633)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................          (297,516)          (331,678)              (990)                 -
  Contingent deferred sales charges
    (note 2) .....................................          (285,305)          (433,525)            (5,974)                 -
  Adjustments to maintain reserves ...............            36,425               (659)              (321)               (83)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (75,288,518)       (66,184,700)         4,969,954          2,945,172
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       (43,229,215)        31,540,030          5,581,434          3,168,470
Contract owners' equity beginning
  of period ......................................       453,783,957        422,243,927          3,168,470                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............       410,554,742        453,783,957          8,749,904          3,168,470
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        11,608,699         13,952,126            241,206                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           268,077            734,517            529,602            255,631
  Units redeemed .................................        (2,512,802)        (3,077,944)          (151,983)           (14,425)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         9,363,974         11,608,699            618,825            241,206
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITLead3                            GVITSmCapGr
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (10,451)           (11,460)          (210,004)          (199,093)
  Realized gain (loss) on investments ............           178,638             (1,979)         1,212,749            588,987
  Change in unrealized gain (loss)
    on investments ...............................           (44,290)           212,975            642,261          3,338,753
  Reinvested capital gains .......................            18,483                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           142,380            199,536          1,645,006          3,728,647
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            95,251            117,196          1,325,642          1,118,071
  Transfers between funds ........................            93,035           (114,806)        (1,112,635)         5,441,020
  Redemptions (note 3) ...........................          (169,369)          (212,650)        (2,938,961)        (3,086,230)
  Annuity benefits ...............................                 -                  -             (2,321)              (959)
  Annual contract maintenance charges
    (note 2) .....................................              (533)              (634)            (8,351)            (8,114)
  Contingent deferred sales charges
    (note 2) .....................................              (122)            (1,015)           (13,314)           (14,383)
  Adjustments to maintain reserves ...............               (41)               (22)               660                (17)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................            18,221           (211,931)        (2,749,280)         3,449,388
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           160,601            (12,395)        (1,104,274)         7,178,035
Contract owners' equity beginning
  of period ......................................         1,167,054          1,179,449         18,350,340         11,172,305
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      1,327,655          1,167,054         17,246,066         18,350,340
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           112,472            140,893          2,968,907          2,398,287
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            92,032             71,531          2,359,677          7,204,053
  Units redeemed .................................           (95,346)           (99,952)        (2,835,809)        (6,633,433)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           109,158            112,472          2,492,775          2,968,907
                                                    ================   ================   ================   ================

                                                                GVITSmCapGr2                         GVITSmCapVal
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (93,771)           (14,158)        (2,046,297)        (1,654,159)
  Realized gain (loss) on investments ............            89,585            155,088          6,092,745        (13,425,390)
  Change in unrealized gain (loss)
    on investments ...............................         1,085,719             79,342          6,101,388         69,125,831
  Reinvested capital gains .......................                 -                  -         10,482,441                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,081,533            220,272         20,630,277         54,046,282
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         5,525,840          2,618,635          7,325,327          6,485,414
  Transfers between funds ........................            38,955            644,772         (7,084,567)        11,733,542
  Redemptions (note 3) ...........................          (412,630)           (45,960)       (30,888,023)       (22,851,335)
  Annuity benefits ...............................                 -                  -            (25,086)           (21,456)
  Annual contract maintenance charges
    (note 2) .....................................              (506)                 -            (69,919)           (64,915)
  Contingent deferred sales charges
    (note 2) .....................................            (8,724)            (1,057)          (120,148)          (139,798)
  Adjustments to maintain reserves ...............               (67)             1,753              2,434             (4,264)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         5,142,868          3,218,143        (30,859,982)        (4,862,812)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         6,224,401          3,438,415        (10,229,705)        49,183,470
Contract owners' equity beginning
  of period ......................................         3,438,415                  -        161,100,144        111,916,674
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         9,662,816          3,438,415        150,870,439        161,100,144
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           253,671                  -          9,693,103         10,426,144
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           665,217          1,019,210          2,814,365          9,553,513
  Units redeemed .................................          (279,946)          (765,539)        (4,666,271)       (10,286,554)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           638,942            253,671          7,841,197          9,693,103
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               GVITSmCapVal2                          GVITSmComp
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (309,164)           (28,005)        (2,903,170)        (2,655,470)
  Realized gain (loss) on investments ............           468,956             47,266          7,091,009         (9,892,581)
  Change in unrealized gain (loss)
    on investments ...............................         1,132,159            909,806          4,908,736         77,900,610
  Reinvested capital gains .......................         2,087,900                  -         24,915,251                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         3,379,851            929,067         34,011,826         65,352,559
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        18,911,347          7,044,266          7,731,620          6,688,778
  Transfers between funds ........................            73,588          1,589,806         (3,102,310)         1,543,271
  Redemptions (note 3) ...........................        (1,771,815)           (43,401)       (42,136,241)       (35,186,424)
  Annuity benefits ...............................                 -                  -            (60,269)           (61,914)
  Annual contract maintenance charges
    (note 2) .....................................            (1,995)                 -           (104,125)          (107,641)
  Contingent deferred sales charges
    (note 2) .....................................           (32,438)               (16)          (161,583)          (232,055)
  Adjustments to maintain reserves ...............              (670)               (20)               865             17,070
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        17,178,017          8,590,635        (37,832,043)       (27,338,915)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        20,557,868          9,519,702         (3,820,217)        38,013,644
Contract owners' equity beginning
  of period ......................................         9,519,702                  -        225,747,562        187,733,918
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     30,077,570          9,519,702        221,927,345        225,747,562
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           573,102                  -          8,866,029         10,259,753
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,547,430            656,813          1,224,383          4,455,800
  Units redeemed .................................          (551,207)           (83,711)        (2,671,020)        (5,849,524)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,569,325            573,102          7,419,392          8,866,029
                                                    ================   ================   ================   ================

                                                                GVITSmComp2                           GVITTGroFoc
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (379,208)           (39,290)            (4,298)           (14,302)
  Realized gain (loss) on investments ............         1,044,427            196,486             46,325            (95,135)
  Change in unrealized gain (loss)
    on investments ...............................          (499,782)           701,092             (2,061)           537,526
  Reinvested capital gains .......................         4,826,595                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         4,992,032            858,288             39,966            428,089
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        22,003,100          8,870,217                  1                (68)
  Transfers between funds ........................           897,399           (101,573)        (1,193,977)          (229,503)
  Redemptions (note 3) ...........................        (1,903,861)          (131,369)           (17,096)           (38,120)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (1,257)                 -               (212)              (622)
  Contingent deferred sales charges
    (note 2) .....................................           (15,068)            (1,703)               (15)              (254)
  Adjustments to maintain reserves ...............              (900)              (123)                15               (539)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        20,979,413          8,635,449         (1,211,284)          (269,106)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        25,971,445          9,493,737         (1,171,318)           158,983
Contract owners' equity beginning
  of period ......................................         9,493,737                  -          1,171,318          1,012,335
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        35,465,182          9,493,737                  -          1,171,318
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           652,337                  -            366,483            471,889
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,844,893          1,404,238                  -                140
  Units redeemed .................................        (1,417,629)          (751,901)          (366,483)          (105,546)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         2,079,601            652,337                  -            366,483
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               GVITTGroFoc3                           GVITUSGro2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (10,072)           (19,773)          (121,749)           (16,517)
  Realized gain (loss) on investments ............           419,926             40,935            (38,927)            30,844
  Change in unrealized gain (loss)
    on investments ...............................          (357,780)           482,063            753,967             26,541
  Reinvested capital gains .......................                 -                  -            299,997            262,487
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            52,074            503,225            893,288            303,355
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            41,033            133,574          6,905,610          3,335,171
  Transfers between funds ........................        (2,526,991)         1,060,137           (398,025)           493,660
  Redemptions (note 3) ...........................           (42,697)          (202,908)          (896,276)           (23,128)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (296)              (664)              (636)                 -
  Contingent deferred sales charges
    (note 2) .....................................               (49)              (469)           (14,294)            (1,065)
  Adjustments to maintain reserves ...............               933               (739)               (58)                90
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (2,528,067)           988,931          5,596,321          3,804,728
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (2,475,993)         1,492,156          6,489,609          4,108,083
Contract owners' equity beginning
  of period ......................................         2,475,993            983,837          4,108,083                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $              -          2,475,993         10,597,692          4,108,083
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           222,768            131,428            275,354                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            61,201            374,074            631,217            300,457
  Units redeemed .................................          (283,969)          (282,734)          (262,704)           (25,103)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................                 -            222,768            643,867            275,354
                                                    ================   ================   ================   ================

                                                                GVITUSGro3                          GVITVKMultiSec
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (138,986)           (82,089)         1,309,878          1,050,031
  Realized gain (loss) on investments ............           626,104            453,299            336,538            793,234
  Change in unrealized gain (loss)
    on investments ...............................          (191,807)           938,406            207,116            716,522
  Reinvested capital gains .......................           480,681            806,103                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           775,992          2,115,719          1,853,532          2,559,787
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           669,306            524,434         11,318,078          7,790,724
  Transfers between funds ........................        (2,603,801)        10,533,897          4,502,477          6,977,683
  Redemptions (note 3) ...........................        (2,166,853)        (1,253,541)        (6,890,736)        (6,805,169)
  Annuity benefits ...............................                 -                  -             (7,157)            (7,159)
  Annual contract maintenance charges
    (note 2) .....................................            (3,394)            (2,358)            (7,892)            (7,500)
  Contingent deferred sales charges
    (note 2) .....................................            (5,181)            (6,215)           (33,102)           (31,783)
  Adjustments to maintain reserves ...............             1,281             (2,138)               639             (1,280)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (4,108,642)         9,794,079          8,882,307          7,915,516
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (3,332,650)        11,909,798         10,735,839         10,475,303
Contract owners' equity beginning
  of period ......................................        12,223,231            313,433         29,943,637         19,468,334
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         8,890,581         12,223,231         40,679,476         29,943,637
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           994,663             38,325          2,474,699          1,720,805
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           337,099          1,675,293          2,047,262          3,389,326
  Units redeemed .................................          (679,597)          (718,955)        (1,227,326)        (2,635,432)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           652,165            994,663          3,294,635          2,474,699
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITWLead3                              JanBal
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $         (1,278)                 -             64,088             29,987
  Realized gain (loss) on investments ............            (2,507)                 -            456,644              1,886
  Change in unrealized gain (loss)
    on investments ...............................            19,235                  -            447,046            265,484
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            15,450                  -            967,778            297,357
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................             5,694                  -          4,957,985          5,827,656
  Transfers between funds ........................           389,385                  -            239,128            189,523
  Redemptions (note 3) ...........................          (183,094)                 -           (592,898)           (34,311)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                (3)                 -               (859)                 -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -            (11,144)              (786)
  Adjustments to maintain reserves ...............                 3                  -               (514)              (130)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................           211,985                  -          4,591,698          5,981,952
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           227,435                  -          5,559,476          6,279,309
Contract owners' equity beginning
  of period ......................................                 -                  -          6,279,309                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $        227,435                  -         11,838,785          6,279,309
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -            546,262                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            39,102                  -          1,787,109            565,119
  Units redeemed .................................           (19,457)                 -         (1,367,766)           (18,857)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            19,645                  -            965,605            546,262
                                                    ================   ================   ================   ================

                                                                  JanCapAp                           JanGlTechS2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (507,453)          (390,739)           (83,296)           (60,880)
  Realized gain (loss) on investments ............         1,732,623         (3,543,872)           749,691             46,506
  Change in unrealized gain (loss)
    on investments ...............................         4,279,931          9,773,342           (754,627)         1,629,841
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         5,505,101          5,838,731            (88,232)         1,615,467
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         4,722,175          6,561,760          1,134,062          1,347,737
  Transfers between funds ........................        (2,324,899)        (2,484,266)          (398,334)         2,376,198
  Redemptions (note 3) ...........................        (6,262,835)        (6,738,054)        (1,057,417)        (1,035,862)
  Annuity benefits ...............................            (1,191)            (1,768)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (22,435)           (24,769)            (4,379)            (3,789)
  Contingent deferred sales charges
    (note 2) .....................................           (53,005)           (56,928)           (12,049)            (8,059)
  Adjustments to maintain reserves ...............             1,561              4,520              3,857             20,055
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (3,940,629)        (2,739,505)          (334,260)         2,696,280
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         1,564,472          3,099,226           (422,492)         4,311,747
Contract owners' equity beginning
  of period ......................................        37,332,396         34,233,170          6,657,474          2,345,727
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        38,896,868         37,332,396          6,234,982          6,657,474
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         5,884,690          6,806,637            646,612            330,773
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,751,516          7,106,210            361,045            891,439
  Units redeemed .................................        (2,579,403)        (8,028,157)          (399,139)          (575,600)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         5,056,803          5,884,690            608,518            646,612
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 JanGlTech                            JanIntGroS2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (102,074)          (116,015)           (38,472)           (22,325)
  Realized gain (loss) on investments ............          (276,502)        (1,227,931)           506,744           (156,114)
  Change in unrealized gain (loss)
    on investments ...............................           216,610          4,494,448            995,400          2,255,406
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................          (161,966)         3,150,502          1,463,672          2,076,967
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................               191             18,477          2,130,020          1,665,190
  Transfers between funds ........................          (982,219)        (1,428,021)         2,888,649            190,435
  Redemptions (note 3) ...........................        (1,226,731)        (1,180,083)        (2,172,859)        (1,355,948)
  Annuity benefits ...............................                 -                  -               (104)                 -
  Annual contract maintenance charges
    (note 2) .....................................            (6,111)            (7,756)            (5,682)            (4,587)
  Contingent deferred sales charges
    (note 2) .....................................            (8,489)           (10,270)           (18,654)            (9,660)
  Adjustments to maintain reserves ...............               178            (14,621)             1,719             35,342
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (2,223,181)        (2,622,274)         2,823,089            520,772
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (2,385,147)           528,228          4,286,761          2,597,739
Contract owners' equity beginning
  of period ......................................         9,122,989          8,594,761          7,601,917          5,004,178
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      6,737,842          9,122,989         11,888,678          7,601,917
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         2,607,410          3,550,055            739,921            646,682
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................                75                588            768,655            507,898
  Units redeemed .................................          (666,694)          (943,233)          (512,766)          (414,659)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,940,791          2,607,410            995,810            739,921
                                                    ================   ================   ================   ================

                                                                 JanIntGro                            JanRMgCore
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (81,465)           (57,149)             4,098             (1,189)
  Realized gain (loss) on investments ............         1,648,299           (728,126)            58,105                537
  Change in unrealized gain (loss)
    on investments ...............................           589,513          5,146,892             43,945             32,622
  Reinvested capital gains .......................                 -                  -            117,354                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,156,347          4,361,617            223,502             31,970
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,937,119          2,858,187          1,123,545            388,813
  Transfers between funds ........................        (3,480,721)        (2,984,595)           296,852             74,510
  Redemptions (note 3) ...........................        (2,411,186)        (2,161,810)          (158,805)            (1,636)
  Annuity benefits ...............................            (3,555)            (2,851)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (8,217)            (9,414)              (153)                (8)
  Contingent deferred sales charges
    (note 2) .....................................           (15,819)           (17,235)            (5,422)              (102)
  Adjustments to maintain reserves ...............               343            (33,509)               (99)                11
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (3,982,036)        (2,351,227)         1,255,918            461,588
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (1,825,689)         2,010,390          1,479,420            493,558
Contract owners' equity beginning
  of period ......................................        15,858,111         13,847,721            493,558                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        14,032,422         15,858,111          1,972,978            493,558
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         2,390,414          3,173,860             40,586                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,166,759          4,411,276            150,867             41,625
  Units redeemed .................................        (1,734,276)        (5,194,722)           (50,188)            (1,039)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,822,897          2,390,414            141,265             40,586
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                JPMSTMidCap                           MFSInvGrStS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (24,553)                 -           (179,391)           (20,894)
  Realized gain (loss) on investments ............            11,134                  -             26,476              7,778
  Change in unrealized gain (loss)
    on investments ...............................           627,753                  -          1,319,766            216,659
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           614,334                  -          1,166,851            203,543
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           197,482                  -         10,708,000          4,787,105
  Transfers between funds ........................         9,002,923                  -          1,127,828            411,282
  Redemptions (note 3) ...........................          (276,854)                 -           (557,936)           (36,069)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (601)                 -               (472)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (1,239)                 -             (5,319)              (313)
  Adjustments to maintain reserves ...............                78                  -               (308)              (158)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         8,921,789                  -         11,271,793          5,161,847
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         9,536,123                  -         12,438,644          5,365,390
Contract owners' equity beginning
  of period ......................................                 -                  -          5,365,390                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      9,536,123                  -         17,804,034          5,365,390
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -            430,072                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           992,253                  -          1,001,837            450,517
  Units redeemed .................................          (154,447)                 -           (101,044)           (20,445)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           837,806                  -          1,330,865            430,072
                                                    ================   ================   ================   ================

                                                                  MFSValS                             NBAMTFasc
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (101,116)           (17,557)           (38,557)            (6,351)
  Realized gain (loss) on investments ............           114,973             13,931             96,114             34,884
  Change in unrealized gain (loss)
    on investments ...............................         1,098,129            408,134            214,744             82,890
  Reinvested capital gains .......................           115,966                  -              9,409                331
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,227,952            404,508            281,710            111,754
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         8,167,558          3,647,094          2,865,579            966,252
  Transfers between funds ........................              (737)           180,505           (471,116)           318,307
  Redemptions (note 3) ...........................          (750,163)          (138,242)          (247,232)            (4,367)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (403)               (10)              (128)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (8,039)              (321)            (1,143)                 -
  Adjustments to maintain reserves ...............               112              2,170                (37)               (46)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         7,408,328          3,691,196          2,145,923          1,280,146
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         8,636,280          4,095,704          2,427,633          1,391,900
Contract owners' equity beginning
  of period ......................................         4,095,704                  -          1,391,900                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        12,731,984          4,095,704          3,819,533          1,391,900
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           318,844                  -            102,949                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           766,120            353,107            232,641            268,944
  Units redeemed .................................          (213,210)           (34,263)           (78,120)          (165,995)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           871,754            318,844            257,470            102,949
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 NBAMTGro                             NBAMTGuard
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $     (2,167,272)        (2,149,187)          (296,746)          (119,810)
  Realized gain (loss) on investments ............        (6,850,107)       (35,003,054)           (14,650)        (3,013,871)
  Change in unrealized gain (loss)
    on investments ...............................        31,630,093         78,034,859          3,494,001          9,387,713
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        22,612,714         40,882,618          3,182,605          6,254,032
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         5,917,882          6,209,853          1,211,969            997,120
  Transfers between funds ........................        (6,701,685)          (817,265)           917,936           (683,710)
  Redemptions (note 3) ...........................       (26,865,615)       (27,159,498)        (5,188,246)        (4,331,636)
  Annuity benefits ...............................           (41,619)           (51,107)              (962)            (1,295)
  Annual contract maintenance charges
    (note 2) .....................................          (116,829)          (131,851)           (12,272)           (13,300)
  Contingent deferred sales charges
    (note 2) .....................................          (127,208)          (146,036)           (26,973)           (22,884)
  Adjustments to maintain reserves ...............            13,977            (10,202)             1,305              1,811
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (27,921,097)       (22,106,106)        (3,097,243)        (4,053,894)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (5,308,383)        18,776,512             85,362          2,200,138
Contract owners' equity beginning
  of period ......................................       172,795,793        154,019,281         25,679,802         23,479,664
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $    167,487,410        172,795,793         25,765,164         25,679,802
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         6,552,886          7,698,064          2,668,163          3,171,959
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           665,589          3,961,910            569,912          1,660,870
  Units redeemed .................................        (1,799,819)        (5,107,088)          (895,305)        (2,164,666)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         5,418,656          6,552,886          2,342,770          2,668,163
                                                    ================   ================   ================   ================

                                                                  NBAMTLMat                           NBAMTMCGrS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................         2,894,058          4,278,116           (104,520)           (21,866)
  Realized gain (loss) on investments ............          (220,455)         1,801,290            162,771            148,464
  Change in unrealized gain (loss)
    on investments ...............................        (3,439,057)        (4,574,167)           877,844            272,144
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................          (765,454)         1,505,239            936,095            398,742
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        25,383,067         18,831,876          2,951,731          4,892,050
  Transfers between funds ........................         2,355,243         (1,839,148)          (898,750)            73,421
  Redemptions (note 3) ...........................       (30,537,490)       (31,695,092)          (532,393)           (17,425)
  Annuity benefits ...............................           (31,819)           (39,010)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (38,166)           (50,449)              (691)                (3)
  Contingent deferred sales charges
    (note 2) .....................................           (65,664)          (116,057)            (4,253)               (55)
  Adjustments to maintain reserves ...............             1,911             48,493               (120)            (1,056)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (2,932,918)       (14,859,387)         1,515,524          4,946,932
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (3,698,372)       (13,354,148)         2,451,619          5,345,674
Contract owners' equity beginning
  of period ......................................       129,423,251        142,777,399          5,345,674                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............       125,724,879        129,423,251          7,797,293          5,345,674
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         7,936,054          8,258,426            425,358                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         4,256,963          5,949,848            315,515          1,271,869
  Units redeemed .................................        (3,681,049)        (6,272,220)          (197,797)          (846,511)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         8,511,968          7,936,054            543,076            425,358
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 NBAMTPart                            NBAMSocRes
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $     (2,755,638)        (2,675,175)           (73,656)            (2,685)
  Realized gain (loss) on investments ............         1,497,156        (11,787,667)            51,246              2,536
  Change in unrealized gain (loss)
    on investments ...............................        33,365,174         71,257,274            834,734             66,895
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        32,106,692         56,794,432            812,324             66,746
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         5,718,951          6,147,054          6,193,046            909,968
  Transfers between funds ........................        (3,843,111)        (1,011,121)         3,909,418            124,848
  Redemptions (note 3) ...........................       (39,471,589)       (34,683,124)          (426,151)           (26,187)
  Annuity benefits ...............................           (62,516)           (54,949)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (99,223)          (108,232)              (247)                 -
  Contingent deferred sales charges
    (note 2) .....................................          (147,556)          (209,257)              (615)                 -
  Adjustments to maintain reserves ...............            16,413              4,147             (1,472)                (9)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (37,888,631)       (29,915,482)         9,673,979          1,008,620
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (5,781,939)        26,878,950         10,486,303          1,075,366
Contract owners' equity beginning
  of period ......................................       213,297,209        186,418,259          1,075,366                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $    207,515,270        213,297,209         11,561,669          1,075,366
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         9,238,599         10,763,542             87,804                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           842,136          2,921,651            857,655             95,061
  Units redeemed .................................        (2,424,528)        (4,446,594)           (94,432)            (7,257)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         7,656,207          9,238,599            851,027             87,804
                                                    ================   ================   ================   ================

                                                                 OppAggGro                              OppBal
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (317,664)          (287,824)          (509,788)         2,736,861
  Realized gain (loss) on investments ............           891,823          2,153,406         (1,711,119)        (6,522,986)
  Change in unrealized gain (loss)
    on investments ...............................         3,354,420          2,264,657         16,380,895         39,854,864
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         3,928,579          4,130,239         14,159,988         36,068,739
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,364,479          2,311,857          5,834,156          6,476,564
  Transfers between funds ........................         3,400,774          1,852,811          3,174,941          2,204,551
  Redemptions (note 3) ...........................        (4,123,798)        (4,394,670)       (32,169,603)       (29,826,029)
  Annuity benefits ...............................               (32)              (353)           (45,562)           (55,899)
  Annual contract maintenance charges
    (note 2) .....................................           (19,889)           (20,502)           (84,681)           (92,235)
  Contingent deferred sales charges
    (note 2) .....................................           (41,695)           (42,865)          (100,540)          (139,173)
  Adjustments to maintain reserves ...............               438              2,295             11,964              4,432
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         1,580,277           (291,427)       (23,379,325)       (21,427,789)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         5,508,856          3,838,812         (9,219,337)        14,640,950
Contract owners' equity beginning
  of period ......................................        22,499,764         18,660,952        184,722,208        170,081,258
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        28,008,620         22,499,764        175,502,871        184,722,208
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         4,845,750          4,980,792          7,605,940          8,670,954
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         3,116,847         15,057,539            685,181            970,072
  Units redeemed .................................        (2,858,708)       (15,192,581)        (1,689,901)        (2,035,086)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         5,103,889          4,845,750          6,601,220          7,605,940
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  OppBdFd                              OppCapAp
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $      6,438,789         10,451,536         (1,574,430)        (1,349,907)
  Realized gain (loss) on investments ............         1,932,904            267,050          4,566,001        (24,110,308)
  Change in unrealized gain (loss)
    on investments ...............................        (1,313,873)         1,021,140          4,586,750         62,298,817
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         7,057,820         11,739,726          7,578,321         36,838,602
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         5,909,872          7,201,009          8,369,108          7,766,179
  Transfers between funds ........................       (10,658,369)       (15,801,618)         3,755,558          3,151,333
  Redemptions (note 3) ...........................       (40,159,699)       (46,688,110)       (27,602,937)       (24,734,650)
  Annuity benefits ...............................           (48,851)           (51,617)           (28,419)           (30,343)
  Annual contract maintenance charges
    (note 2) .....................................           (80,920)           (99,407)           (91,494)           (99,483)
  Contingent deferred sales charges
    (note 2) .....................................          (133,134)          (245,590)          (166,225)          (201,754)
  Adjustments to maintain reserves ...............             6,326             52,019              2,913             25,111
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (45,164,775)       (55,633,314)       (15,761,496)       (14,123,607)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       (38,106,955)       (43,893,588)        (8,183,175)        22,714,995
Contract owners' equity beginning
  of period ......................................       203,423,965        247,317,553        160,362,578        137,647,583
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $    165,317,010        203,423,965        152,179,403        160,362,578
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        10,449,202         13,606,303         11,344,613         12,583,296
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,032,809          2,786,171          3,725,781          8,804,324
  Units redeemed .................................        (3,444,851)        (5,943,272)        (4,870,285)       (10,043,007)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         8,037,160         10,449,202         10,200,109         11,344,613
                                                    ================   ================   ================   ================

                                                                  OppCapApS                           OppGlSec3
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (409,037)           (49,847)          (143,939)          (218,628)
  Realized gain (loss) on investments ............           599,201             12,213            483,845            510,865
  Change in unrealized gain (loss)
    on investments ...............................         1,965,925            991,271         10,633,377          7,197,342
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,156,089            953,637         10,973,283          7,489,579
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        34,759,136         12,161,780         14,604,584          8,495,380
  Transfers between funds ........................        (5,000,178)         1,371,546         22,500,322         30,028,499
  Redemptions (note 3) ...........................        (1,444,373)          (116,656)       (11,393,647)        (2,943,368)
  Annuity benefits ...............................                 -                  -               (229)                 -
  Annual contract maintenance charges
    (note 2) .....................................            (2,450)                (6)           (24,370)            (6,622)
  Contingent deferred sales charges
    (note 2) .....................................           (29,410)            (5,121)           (55,925)           (17,499)
  Adjustments to maintain reserves ...............              (486)               (72)           (12,192)           727,771
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        28,282,239         13,411,471         25,618,543         36,284,161
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        30,438,328         14,365,108         36,591,826         43,773,740
Contract owners' equity beginning
  of period ......................................        14,365,108                  -         43,773,740                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        44,803,436         14,365,108         80,365,566         43,773,740
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         1,061,170                  -          3,077,238                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,996,793          1,134,356          3,077,914          4,235,540
  Units redeemed .................................          (896,377)           (73,186)        (1,352,498)        (1,158,302)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         3,161,586          1,061,170          4,802,654          3,077,238
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 OppGlSec4                             OppGlSec
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (154,470)                 -            (60,400)        (1,818,530)
  Realized gain (loss) on investments ............            41,347                  -         11,141,901        (39,349,876)
  Change in unrealized gain (loss)
    on investments ...............................         3,855,272                  -         44,895,759        163,644,637
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         3,742,149                  -         55,977,260        122,476,231
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        19,857,572                  -              6,250          4,612,260
  Transfers between funds ........................         5,798,836                  -        (18,132,145)       (38,251,933)
  Redemptions (note 3) ...........................          (507,621)                 -        (68,708,863)       (60,982,238)
  Annuity benefits ...............................                 -                  -           (101,883)          (103,785)
  Annual contract maintenance charges
    (note 2) .....................................              (389)                 -           (155,702)          (179,035)
  Contingent deferred sales charges
    (note 2) .....................................            (7,616)                 -           (218,194)          (320,290)
  Adjustments to maintain reserves ...............            (2,985)                 -             14,877           (765,981)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        25,137,797                  -        (87,295,660)       (95,991,002)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        28,879,946                  -        (31,318,400)        26,485,229
Contract owners' equity beginning
  of period ......................................                 -                  -        387,473,030        360,987,801
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     28,879,946                  -        356,154,630        387,473,030
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -         14,615,943         19,239,592
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,851,852                  -                  -          4,407,631
  Units redeemed .................................          (346,788)                 -         (3,215,687)        (9,031,280)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         2,505,064                  -         11,400,256         14,615,943
                                                    ================   ================   ================   ================

                                                                 OppGlSecS                            OppHighIncS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (64,820)           (60,491)           767,787            (81,578)
  Realized gain (loss) on investments ............         1,444,443            842,516           (282,762)           751,622
  Change in unrealized gain (loss)
    on investments ...............................         1,590,523          1,297,032          1,095,881            321,597
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,970,146          2,079,057          1,580,906            991,641
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        16,113,107         12,390,519         16,962,729         13,935,739
  Transfers between funds ........................       (11,269,260)         2,866,343          3,823,877          6,426,408
  Redemptions (note 3) ...........................        (1,896,489)          (126,532)        (2,848,981)        (7,166,565)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (1,757)               (17)            (1,057)               (15)
  Contingent deferred sales charges
    (note 2) .....................................           (22,094)              (599)           (10,193)              (416)
  Adjustments to maintain reserves ...............            (2,251)               (79)                41               (242)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         2,921,256         15,129,635         17,926,416         13,194,909
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         5,891,402         17,208,692         19,507,322         14,186,550
Contract owners' equity beginning
  of period ......................................        17,208,692                  -         14,186,550                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        23,100,094         17,208,692         33,693,872         14,186,550
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         1,143,121                  -          1,175,216                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,459,893          3,350,702          4,034,726          3,407,300
  Units redeemed .................................        (1,286,610)        (2,207,581)        (2,608,812)        (2,232,084)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,316,404          1,143,121          2,601,130          1,175,216
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 OppMSFund                            OppMSFundS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (164,811)          (130,433)          (239,576)           (35,811)
  Realized gain (loss) on investments ............         1,153,005         (2,004,913)           146,892              8,617
  Change in unrealized gain (loss)
    on investments ...............................         1,451,855          8,287,267          2,150,519            743,621
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,440,049          6,151,921          2,057,835            716,427
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,045,897          2,658,400         21,306,018          8,983,418
  Transfers between funds ........................         2,239,269          7,465,399            835,485            708,486
  Redemptions (note 3) ...........................        (7,469,326)        (5,693,030)        (1,234,754)          (180,548)
  Annuity benefits ...............................            (2,963)              (688)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (17,860)           (15,126)            (1,620)               (10)
  Contingent deferred sales charges
    (note 2) .....................................           (39,707)           (39,478)           (17,422)              (248)
  Adjustments to maintain reserves ...............               348              3,921             (1,075)             1,762
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (2,244,342)         4,379,398         20,886,632          9,512,860
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           195,707         10,531,319         22,944,467         10,229,287
Contract owners' equity beginning
  of period ......................................        32,812,837         22,281,518         10,229,287                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     33,008,544         32,812,837         33,173,754         10,229,287
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         4,118,904          3,496,934            783,827                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,190,623          4,693,502          1,945,056            826,647
  Units redeemed .................................        (1,479,313)        (4,071,532)          (357,688)           (42,820)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         3,830,214          4,118,904          2,371,195            783,827
                                                    ================   ================   ================   ================

                                                                OppMSSmCapS                            PVTGroInc
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (126,485)           (15,922)           (21,390)            (5,763)
  Realized gain (loss) on investments ............           291,488             82,734             30,200             17,935
  Change in unrealized gain (loss)
    on investments ...............................         1,492,985            338,944            450,774            129,886
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,657,988            405,756            459,584            142,058
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         7,800,916          3,218,765          4,079,661          1,686,209
  Transfers between funds ........................           668,864            487,850            693,391           (183,773)
  Redemptions (note 3) ...........................        (1,292,359)           (22,195)          (239,858)           (24,710)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (719)                (5)              (324)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (8,210)            (1,128)            (5,459)            (4,506)
  Adjustments to maintain reserves ...............            (1,454)               (42)              (177)               (43)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         7,167,038          3,683,245          4,527,234          1,473,177
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         8,825,026          4,089,001          4,986,818          1,615,235
Contract owners' equity beginning
  of period ......................................         4,089,001                  -          1,615,235                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        12,914,027          4,089,001          6,602,053          1,615,235
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           272,097                  -            131,535                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           636,625            432,323            432,042            203,201
  Units redeemed .................................          (177,696)          (160,226)           (71,817)           (71,666)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           731,026            272,097            491,760            131,535
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  PVTIntEq                             PVTVoyII
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $         13,140             (9,237)           (29,429)            (4,461)
  Realized gain (loss) on investments ............            99,087            287,554             19,119             15,613
  Change in unrealized gain (loss)
    on investments ...............................           130,977             74,834            126,894             45,166
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           243,204            353,151            116,584             56,318
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,259,366          1,281,958          2,030,567          1,353,446
  Transfers between funds ........................        (1,439,518)           695,342            (77,292)          (224,975)
  Redemptions (note 3) ...........................          (550,067)            (6,378)          (100,338)            (5,248)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................               (85)                 -               (190)                 -
  Contingent deferred sales charges
    (note 2) .....................................              (197)                 -             (4,157)               (30)
  Adjustments to maintain reserves ...............               (77)                (1)               (52)                (2)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................          (730,578)         1,970,921          1,848,538          1,123,191
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............          (487,374)         2,324,072          1,965,122          1,179,509
Contract owners' equity beginning
  of period ......................................         2,324,072                  -          1,179,509                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      1,836,698          2,324,072          3,144,631          1,179,509
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           186,001                  -            101,667                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           598,271          1,646,930            207,718            127,325
  Units redeemed .................................          (657,455)        (1,460,929)           (48,384)           (25,658)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           126,817            186,001            261,001            101,667
                                                    ================   ================   ================   ================

                                                                  SRSTSmCapV                          StOpp2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................            (2,659)                76         (5,786,724)        (5,273,211)
  Realized gain (loss) on investments ............            (5,454)                 -        (12,530,650)       (35,777,830)
  Change in unrealized gain (loss)
    on investments ...............................            53,931                 40         84,420,281        166,589,913
  Reinvested capital gains .......................             7,577                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            53,395                116         66,102,907        125,538,872
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            85,454                  -         12,931,503         13,315,698
  Transfers between funds ........................           348,040             28,754        (15,935,945)       (25,136,792)
  Redemptions (note 3) ...........................                 -                  -        (72,569,039)       (72,828,047)
  Annuity benefits ...............................                 -                  -            (66,723)           (68,270)
  Annual contract maintenance charges
    (note 2) .....................................                (8)                 -           (222,642)          (246,488)
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -           (282,487)          (370,793)
  Adjustments to maintain reserves ...............             2,697                578             86,544            (57,151)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................           436,183             29,332        (76,058,789)       (85,391,843)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           489,578             29,448         (9,955,882)        40,147,029
Contract owners' equity beginning
  of period ......................................            29,448                  -        444,110,406        403,963,377
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............           519,026             29,448        434,154,524        444,110,406
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................             2,627                  -         13,018,344         16,110,284
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            60,335              2,627            922,502          2,867,865
  Units redeemed .................................           (24,724)                 -         (3,095,996)        (5,959,805)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            38,238              2,627         10,844,850         13,018,344
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  StDisc2                              StIntStk2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $     (1,041,720)        (1,011,212)                 -            160,386
  Realized gain (loss) on investments ............           596,644            109,735                  -           (568,402)
  Change in unrealized gain (loss)
    on investments ...............................        10,468,572         24,697,203                  -           (133,895)
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        10,023,496         23,795,726                  -           (541,911)
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,108,006          1,957,690                  -            128,201
  Transfers between funds ........................          (343,977)        (4,595,706)                (2)       (13,533,271)
  Redemptions (note 3) ...........................       (13,522,035)       (13,129,084)                 -           (643,096)
  Annuity benefits ...............................           (16,489)           (16,291)                 -               (272)
  Annual contract maintenance charges
    (note 2) .....................................           (45,179)           (49,795)                 -             (1,299)
  Contingent deferred sales charges
    (note 2) .....................................           (38,222)           (57,776)                 -             (2,879)
  Adjustments to maintain reserves ...............           (80,533)           (98,174)                 -            (25,170)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (11,938,429)       (15,989,136)                (2)       (14,077,786)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (1,914,933)         7,806,590                 (2)       (14,619,697)
Contract owners' equity beginning
  of period ......................................        81,628,575         73,821,985                  2         14,619,699
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     79,713,642         81,628,575                  -                  2
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         3,528,905          4,412,647                  2          2,668,379
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           400,611            613,216                  -          1,464,859
  Units redeemed .................................          (921,086)        (1,496,958)                (2)        (4,133,236)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         3,008,430          3,528,905                  -                  2
                                                    ================   ================   ================   ================

                                                                  VEWrldBdR1                          VEWrldBd
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (29,371)                 -          3,617,150            361,780
  Realized gain (loss) on investments ............            32,847                  -          1,381,620          7,368,241
  Change in unrealized gain (loss)
    on investments ...............................           416,050                  -         (2,593,789)           900,683
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           419,526                  -          2,404,981          8,630,704
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           581,102                  -            538,554          1,448,436
  Transfers between funds ........................         5,047,582                  -         (9,565,011)       (10,572,005)
  Redemptions (note 3) ...........................          (510,485)                 -         (9,026,437)       (10,435,570)
  Annuity benefits ...............................                 -                  -            (20,825)           (22,466)
  Annual contract maintenance charges
    (note 2) .....................................              (582)                 -            (22,421)           (31,701)
  Contingent deferred sales charges
    (note 2) .....................................            (1,182)                 -            (27,724)           (46,023)
  Adjustments to maintain reserves ...............                59                  -              7,036             15,734
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         5,116,494                  -        (18,116,828)       (19,643,595)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         5,536,020                  -        (15,711,847)       (11,012,891)
Contract owners' equity beginning
  of period ......................................                 -                  -         51,572,960         62,585,851
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         5,536,020                  -         35,861,113         51,572,960
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -          2,862,991          4,136,893
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           592,904                  -            187,063          3,323,555
  Units redeemed .................................           (98,413)                 -         (1,218,755)        (4,597,457)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           494,491                  -          1,831,299          2,862,991
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               VEWrldEMktR1                           VEWrldEMkt
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (25,826)                 -           (280,593)          (468,809)
  Realized gain (loss) on investments ............            27,898                  -          8,001,289          8,009,598
  Change in unrealized gain (loss)
    on investments ...............................           947,682                  -             80,757          9,202,940
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           949,754                  -          7,801,453         16,743,729
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           818,814                  -            716,065          1,360,741
  Transfers between funds ........................         5,344,584                  -        (11,536,686)         4,738,157
  Redemptions (note 3) ...........................          (635,907)                 -         (8,314,395)        (7,520,009)
  Annuity benefits ...............................                 -                  -            (19,618)           (17,950)
  Annual contract maintenance charges
    (note 2) .....................................              (687)                 -            (23,603)           (23,475)
  Contingent deferred sales charges
    (note 2) .....................................            (2,269)                 -            (32,745)           (47,991)
  Adjustments to maintain reserves ...............                72                  -              3,950            (13,786)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         5,524,607                  -        (19,207,032)        (1,524,313)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         6,474,361                  -        (11,405,579)        15,219,416
Contract owners' equity beginning
  of period ......................................                 -                  -         51,064,934         35,845,518
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      6,474,361                  -         39,659,355         51,064,934
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -          5,585,517          5,964,059
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           779,539                  -          1,723,310         12,186,530
  Units redeemed .................................          (266,338)                 -         (3,817,531)       (12,565,072)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           513,201                  -          3,491,296          5,585,517
                                                    ================   ================   ================   ================

                                                                VEWrldHAsR1                            VEWrldHAs
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (46,335)                 -           (393,123)          (320,186)
  Realized gain (loss) on investments ............           194,860                  -          7,017,897            961,557
  Change in unrealized gain (loss)
    on investments ...............................         1,050,968                  -          1,481,464         13,679,328
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,199,493                  -          8,106,238         14,320,699
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           790,463                  -            747,929          1,551,501
  Transfers between funds ........................         8,434,940                  -         (9,512,161)         2,418,387
  Redemptions (note 3) ...........................        (1,117,852)                 -         (7,923,246)        (5,522,211)
  Annuity benefits ...............................                 -                  -             (5,231)            (4,111)
  Annual contract maintenance charges
    (note 2) .....................................              (980)                 -            (24,060)           (24,467)
  Contingent deferred sales charges
    (note 2) .....................................            (1,385)                 -            (26,104)           (23,985)
  Adjustments to maintain reserves ...............               110                  -              3,041             10,508
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         8,105,296                  -        (16,739,832)        (1,594,378)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         9,304,789                  -         (8,633,594)        12,726,321
Contract owners' equity beginning
  of period ......................................                 -                  -         50,866,331         38,140,010
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         9,304,789                  -         42,232,737         50,866,331
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -          3,205,129          3,463,167
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,048,889                  -            642,491          4,754,671
  Units redeemed .................................          (302,868)                 -         (1,690,594)        (5,012,709)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           746,021                  -          2,157,026          3,205,129
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                VKCorPlus2                              VKEmMkt
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $         97,354             (5,121)         1,097,860           (296,197)
  Realized gain (loss) on investments ............             7,343                (76)         1,361,737          2,308,162
  Change in unrealized gain (loss)
    on investments ...............................            15,716             17,732         (1,960,295)         2,913,674
  Reinvested capital gains .......................            10,305                924            637,064                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           130,718             13,459          1,136,366          4,925,639
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         7,063,132          1,343,604            521,061          1,835,397
  Transfers between funds ........................           (40,367)           149,894         (5,633,344)         5,814,710
  Redemptions (note 3) ...........................          (393,771)           (11,559)        (5,023,261)        (3,541,793)
  Annuity benefits ...............................                 -                  -             (7,178)            (3,761)
  Annual contract maintenance charges
    (note 2) .....................................              (173)                 -            (10,799)           (11,795)
  Contingent deferred sales charges
    (note 2) .....................................            (2,964)              (201)           (19,633)           (20,576)
  Adjustments to maintain reserves ...............              (200)                14               (201)             8,581
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         6,625,657          1,481,752        (10,173,355)         4,080,763
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         6,756,375          1,495,211         (9,036,989)         9,006,402
Contract owners' equity beginning
  of period ......................................         1,495,211                  -         24,519,227         15,512,825
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      8,251,586          1,495,211         15,482,238         24,519,227
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           147,979                  -          1,706,650          1,362,649
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           777,349            151,163            453,197          3,223,122
  Units redeemed .................................          (128,231)            (3,184)        (1,167,615)        (2,879,121)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           797,097            147,979            992,232          1,706,650
                                                    ================   ================   ================   ================

                                                                 VKEmMkt2                             VKUSRealEst
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           214,705             (9,382)           347,108         (1,783,406)
  Realized gain (loss) on investments ............           (19,347)            10,390          8,126,669          1,494,615
  Change in unrealized gain (loss)
    on investments ...............................          (140,782)           126,170         36,356,899         40,337,880
  Reinvested capital gains .......................           126,283                  -          2,893,723                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           180,859            127,178         47,724,399         40,049,089
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,061,334          1,923,566          6,638,450          4,751,065
  Transfers between funds ........................        (1,405,923)           705,646         13,909,835          3,356,822
  Redemptions (note 3) ...........................          (219,116)           (24,867)       (31,618,479)       (23,927,384)
  Annuity benefits ...............................                 -                  -            (27,204)           (20,516)
  Annual contract maintenance charges
    (note 2) .....................................              (346)                 -            (64,975)           (61,403)
  Contingent deferred sales charges
    (note 2) .....................................            (5,622)              (320)          (109,146)          (137,346)
  Adjustments to maintain reserves ...............              (750)               (79)            37,538              4,234
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................           429,577          2,603,946        (11,233,981)       (16,034,528)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           610,436          2,731,124         36,490,418         24,014,561
Contract owners' equity beginning
  of period ......................................         2,731,124                  -        151,235,032        127,220,471
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         3,341,560          2,731,124        187,725,450        151,235,032
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           217,082                  -          5,597,622          6,388,968
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           390,525            243,306          2,080,364          1,913,262
  Units redeemed .................................          (361,341)           (26,224)        (2,517,168)        (2,704,608)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           246,266            217,082          5,160,818          5,597,622
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               VKUSRealEst2                           VicDivrStk
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $            725            (39,655)                28                  7
  Realized gain (loss) on investments ............           380,980             77,571                706                  2
  Change in unrealized gain (loss)
    on investments ...............................         7,721,914            742,473             22,689                821
  Reinvested capital gains .......................           436,261                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         8,539,880            780,389             23,423                830
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        23,686,202          8,498,419            466,409             20,880
  Transfers between funds ........................         3,401,852          1,711,601                  -                  -
  Redemptions (note 3) ...........................        (1,592,226)          (164,842)            (8,890)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (2,011)                 -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (49,114)            (1,426)                 -                  -
  Adjustments to maintain reserves ...............            (1,591)              (100)                29                  6
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        25,443,112         10,043,652            457,548             20,886
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        33,982,992         10,824,041            480,971             21,716
Contract owners' equity beginning
  of period ......................................        10,824,041                  -             21,716                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     44,807,033         10,824,041            502,687             21,716
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           801,715                  -              1,741                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,307,920            902,907             39,515              1,741
  Units redeemed .................................          (630,549)          (101,192)              (780)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         2,479,086            801,715             40,476              1,741
                                                    ================   ================   ================   ================

                                                                VISLgCapGr2                          VISLgCapVal2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................              (393)                 -                759                  -
  Realized gain (loss) on investments ............              (114)                 -                 43                  -
  Change in unrealized gain (loss)
    on investments ...............................            25,527                  -             31,955                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            25,020                  -             32,757                  -
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           581,155                  -            517,449                  -
  Transfers between funds ........................             7,209                  -             30,475                  -
  Redemptions (note 3) ...........................            (1,734)                 -             (1,164)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -                  -                  -
  Adjustments to maintain reserves ...............                (7)                 -                 (7)                 -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................           586,623                  -            546,753                  -
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           611,643                  -            579,510                  -
Contract owners' equity beginning
  of period ......................................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............           611,643                  -            579,510                  -
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            58,314                  -             50,723                  -
  Units redeemed .................................              (176)                 -               (177)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            58,138                  -             50,546                  -
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 VISModGr2                            WFLrgCoGro
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $         17,647                  -                  -                  -
  Realized gain (loss) on investments ............               (81)                 -                  -                  -
  Change in unrealized gain (loss)
    on investments ...............................           174,078                  -                 (6)                 -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           191,644                  -                 (6)                 -
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         4,279,108                  -             23,124                  -
  Transfers between funds ........................               153                  -                  -                  -
  Redemptions (note 3) ...........................          (127,272)                 -                  -                  -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (1,445)                 -                  -                  -
  Adjustments to maintain reserves ...............                95                  -                 (1)                 -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         4,150,639                  -             23,123                  -
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         4,342,283                  -             23,117                  -
Contract owners' equity beginning
  of period ......................................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      4,342,283                  -             23,117                  -
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           437,492                  -              2,297                  -
  Units redeemed .................................           (40,702)                 -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           396,790                  -              2,297                  -
                                                    ================   ================   ================   ================

See accompanying notes to financial statements.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)

               Alger American Balanced Portfolio - Class S (AlgerBal)

               Alger American MidCap Growth Portfolio - Class S (AlgMidCapGr)

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                    - Class B (AlGrIncB)
                    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                    - Class B (AISmCapValB)

               Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                    American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
                    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
                    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
                    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                    American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class II (ACVPInt2)
                    American Century VP - International Fund - Class III (ACVPInt3)
                    American Century VP - International Fund - Class IV
                    (ACVPInt4)
                    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
                    American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the American Variable Insurance Series
               (American VIS);
                    American VIS - Growth Fund - Class 1 (AmerGro)
                    American VIS - High-Income Bond Fund - Class 1 (AmerHiIncBd) American VIS - U.S. Government/AAA-Rated Securities Fund - Class 1 (AmerUSGvt)

               Charles Schwab Money Market Portfolio (ChScMM)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                    (CSIntFoc)
                    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
                    Dreyfus VIF - Developing Leaders Portfolio - Service Shares (DryVIFDevLdS)
                    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
                    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service
                    Class 2 (FidVIPEI2)
                    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund II (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
                    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
                    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class 2 (FidVIPIGBd2)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund III (Fidelity/(R)/ VIP III);
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Core Equity Portfolio (FHCoreEq)

               Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
                    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT);
               (Gartmore is an affiliate of the Company)
                    Gartmore GVIT Comstock Value Fund - Class II (GVITCVal2) Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
                    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
                    Gartmore GVIT Emerging Markets Fund - Class III
                    (GVITEmMrkts3)
                    Gartmore GVIT Emerging Markets Fund - Class VI
                    (GVITEmMrkts6)
                    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                    Gartmore GVIT Global Financial Services Fund - Class II (GVITGlFin2)
                    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
                    Gartmore GVIT Global Health Sciences Fund - Class II (GVITGlHlth2)
                    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
                    Gartmore GVIT Global Health Sciences Fund - Class VI (GVITGlHlth6)
                    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                    Gartmore GVIT Global Technology and Communications Fund - Class II (GVITGlTech2)
                    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
                    Gartmore GVIT Global Technology and Communications Fund - Class VI (GVITGlTech6)
                    Gartmore GVIT Global Utilities Fund - Class II (GVITGlUtl2) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg) Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod) Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
                    Gartmore GVIT International Growth Fund - Class I
                    (GVITIntGro)
                    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
                    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
                    Gartmore GVIT J.P. Morgan Balanced Fund - Class I
                    (GVITJPBal)
                    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
                        (formerly Gartmore GVIT Strong Mid Cap Growth Fund - Class I)
                    Gartmore GVIT Mid Cap Growth Fund - Class II (GVITSMdCpGr2)
                        (formerly Gartmore GVIT Strong Mid Cap Growth Fund - Class II)
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
                        (formerly Gartmore GVIT Total Return Fund - Class I)
                    Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2)
                        (formerly Gartmore GVIT Total Return Fund - Class II)
                    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)*
                    Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)*
                    Gartmore GVIT U.S. Growth Leaders Fund - Class II
                    (GVITUSGro2)
                    Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
                    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
                        (formerly Gartmore GVIT MAS Multi Sector Bond Fund - I)
                    Gartmore GVIT Worldwide Leaders Fund - Class III
                    (GVITWLead3)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
                    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
                    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
                        (formerly Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares)

               JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMSTMidCap)

               Portfolios of the MFS/(R)/ Variable Insurance TrustSM (MFS/(R)/
               VIT);
                    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
                    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
                    Neuberger Berman AMT - Growth Portfolio/(R)/ - I Class (NBAMTGro)
                    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
                    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/
                    - I Class (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - S Class (NBAMTMCGrS)
                    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
                    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)

               Portfolios of the Oppenheimer Variable Annuity Funds;
                    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
                    Oppenheimer Balanced Fund/VA - Initial Class (OppBal)
                        (formerly Oppenheimer Multiple Strategies Fund/VA - Initial Class)
                    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd) Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
                    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
                    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3) Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
                    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
                    Oppenheimer High Income Fund/VA - Service Class
                    (OppHighIncS)
                    Oppenheimer Main Street Fund/(R)//VA - Initial Class (OppMSFund)
                        (formerly Oppenheimer Main Street/(R)/ Growth & Income Fund/VA - Initial Class)
                    Oppenheimer Main Street Fund/(R)//VA - Service Class (OppMSFundS)
                        (formerly Oppenheimer Main Street/(R)/ Growth & Income Fund/VA - Service Class)
                    Oppenheimer Main Street Small Cap Fund/(R)//VA - Service Class (OppMSSmCapS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq) Putnam VT Voyager II Fund - IB Shares (PVTVoyII)
                        (formerly Putnam VT Discovery Growth Fund)

               Portfolio of the SAFECO Resource Series Trust (SAFECO RST);
                    SAFECO Resource Series Trust - Small Cap Value Portfolio (SRSTSmCapV)

               Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)

               Portfolio of the Strong Variable Insurance Funds, Inc. (Strong
               VIF);
                    Strong VIF - Strong Discovery Fund II (StDisc2)
                    Strong VIF - Strong International Stock Fund II (StIntStk2)*

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                    Van Eck WIT - Worldwide Bond Fund - Class R1 (VEWrldBdR1) Van Eck WIT - Worldwide Bond Fund - Initial Class (VEWrldBd) Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
                    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
                    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
                    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)

               Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (VKEmMkt2)
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)

               Portfolio of the Victory Variable Insurance Funds (Victory VIF);
                    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)

               Portfolios of the VISION Group of Funds;
                    VISION Group of Funds - Large Cap Growth Fund II
                    (VISLgCapGr2)
                    VISION Group of Funds - Large Cap Value Fund II
                    (VISLgCapVal2)
                    VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)

               Portfolio of the Wells Fargo Variable Trust;
                    Wells Fargo Variable Trust - Large Company Growth Fund (WFLrgCoGro)

               *At December 31, 2004, contract owners were not invested in the fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount surrendered. For America's Vision, America's Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. For Achiever contracts, this charge will not exceed 8% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 8 years. For Elite Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 4 years. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                                                                      All
                                                               America's              America's     American
Nationwide Variable Account-II Options             BOA IV       Vision      NEBA      Future II       Gold        Achiever
-------------------------------------------------------------------------------------------------------------------------------
  Variable Account Charges - Recurring .........    1.30%       1.40%       0.80%       1.15%         1.15%         1.55%
-------------------------------------------------------------------------------------------------------------------------------
  CDSC Options:
    Four Year CDSC .............................       -           -           -        0.25%         0.25%         0.20%
    No CDSC ....................................       -           -           -        0.30%         0.30%         0.25%
-------------------------------------------------------------------------------------------------------------------------------
  Death Benefit Options:
      Allows enhanced provisions in place of the
      standard death benefit.
    One-Year Enhanced II .......................       -           -           -        0.20%/(2)/    0.20%/(2)/       -
    One-Year Enhanced ..........................       -           -           -        0.10%/(4)/    0.10%/(4)/       -
    One-Month Enhanced II ......................       -           -           -           -             -             -
    One-Month Enhanced .........................       -           -           -           -          0.35%/(2)/    0.20%/(2)/
    Combination Enhanced II ....................       -           -           -           -             -             -
    Combination Enhanced .......................       -           -           -           -          0.40%/(5)/    0.30%/(5)/
-------------------------------------------------------------------------------------------------------------------------------
  Spousal Protection Annuity Option:
      Allows a surviving spouse to continue the
      contract while receiving the
      economic benefit of the death benefit
      upon the death of the other spouse.
    Spousal Protection Annuity Option II .......       -           -           -           -             -             -
    Spousal Protection Annuity Option ..........       -           -           -           -             -             -
-------------------------------------------------------------------------------------------------------------------------------
  Beneficiary Protector II Option ..............       -           -           -           -          0.35%         0.35%
      Upon death of the annuitant, in addition
      to any death benefit payable, the
      contract will be credited an additional
      amount.
-------------------------------------------------------------------------------------------------------------------------------
  Capital Preservation Plus Option .............       -           -           -        0.50%         0.50%         0.50%
      Provides a return of principle over the
      elected program period.
-------------------------------------------------------------------------------------------------------------------------------
  Extra Value Option (EV):
      Fee assessed to assets of the variable
      account and to allocations made to the
      fixed account or guaranteed term options
      in exchange for application of Extra
      Value Credit of purchase payments made
      during the first 12 months contract is
        in force.
    3% Extra Value Credit Option ...............       -           -           -        0.30%         0.45%/(9)/    0.10%
    4% Extra Value Credit Option ...............       -           -           -        0.40%            -          0.25%
    5% Extra Value Credit Option ...............       -           -           -           -          0.70%/(2)/    0.45%/(10)/
    5% Extra Value Credit Option ...............       -           -           -           -             -          0.55%/(11)/
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
  Maximum Variable Account Charges(1): .........    1.30%       1.40%       0.80%       2.55%         3.40%         3.50%
-------------------------------------------------------------------------------------------------------------------------------

                                                   Future        Exclusive      Elite        Choice
Nationwide Variable Account-II Options             Venue           Venue        Venue       Venue II    Schwab
--------------------------------------------------------------------------------------------------------------
  Variable Account Charges - Recurring .........    1.10%          1.60%        1.75%        1.50%       0.95%
--------------------------------------------------------------------------------------------------------------
  CDSC Options:
    Four Year CDSC .............................       -              -            -            -           -
    No CDSC ....................................       -              -            -            -           -
--------------------------------------------------------------------------------------------------------------
  Death Benefit Options:
      Allows enhanced provisions in place of the
      standard death benefit.
    One-Year Enhanced II .......................    0.15%/(3)/        -            -            -           -
    One-Year Enhanced ..........................    0.10%/(4)/        -            -            -        0.10%
    One-Month Enhanced II ......................    0.35%/(3)/     0.20%/(2)/   0.20%/(2)/   0.20%/(2)/     -
    One-Month Enhanced .........................    0.30%/(6)/     0.20%/(6)/   0.20%/(6)/   0.20%/(6)/     -
    Combination Enhanced II ....................    0.45%/(3)/     0.35%/(2)/   0.35%/(2)/   0.35%/(2)/     -
    Combination Enhanced .......................    0.40%/(7)/     0.30%/(7)/   0.30%/(7)/   0.30%/(7)/  0.40%
--------------------------------------------------------------------------------------------------------------
  Spousal Protection Annuity Option:
      Allows a surviving spouse to continue the
      contract while receiving the
      economic benefit of the death benefit
      upon the death of the other spouse.
    Spousal Protection Annuity Option II .......    0.20%/(3)/        -            -            -           -
    Spousal Protection Annuity Option ..........    0.10%/(8)/     0.20%        0.20%        0.20%          -
--------------------------------------------------------------------------------------------------------------
  Beneficiary Protector II Option ..............    0.35%          0.35%        0.35%        0.35%       0.35%
      Upon death of the annuitant, in addition
      to any death benefit payable, the
      contract will be credited an additional
      amount.
--------------------------------------------------------------------------------------------------------------
  Capital Preservation Plus Option .............    0.50%          0.50%        0.50%        0.50%       0.50%
      Provides a return of principle over the
      elected program period.
--------------------------------------------------------------------------------------------------------------
  Extra Value Option (EV):
      Fee assessed to assets of the variable
        account and to allocations made to the
        fixed account or guaranteed term options
        in exchange for application of Extra
        Value Credit of purchase payments made
        during the first 12 months contract is
        in force.
    3% Extra Value Credit Option ...............    0.45%             -            -            -           -
    4% Extra Value Credit Option ...............       -              -            -            -           -
    5% Extra Value Credit Option ...............       -              -            -            -           -
    5% Extra Value Credit Option ...............       -              -            -            -           -
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
  Maximum Variable Account Charges(1): .........    3.05%          3.00%        3.15%        2.90%       2.20%
--------------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

/(2)/   Available beginning May 1, 2004 or a later date if state law requires.

/(3)/ Available beginning September 1, 2004 or a later date if state law requires.

/(4)/ Available until state approval is received for the One-Year Enhanced Death Benefit II Option.

/(5)/ Available until state approval is received for the One-Month Enhanced Death Benefit Option.

/(6)/ Available until state approval is received for the One-Month Enhanced Death Benefit II Option.

/(7)/ Available until state approval is received for the Combination Enhanced Death Benefit II Option.

/(8)/ Available until state approval is received for the Spousal Protection Annuity II Option.

/(9)/   Available until state approval is received for the 5% Extra Value
        Option.

/(10)/  Non-NY residents.

/(11)/  NY residents.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004:

                          Total   AIMBValue2    AIMCapAp2   AIMCapDev2     AlgerBal  AlgMidCapGr     AlGrIncB    AISmCapValB
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $     249,822            -            -            -            -            -            -              -
0.95% ..........         64,337          496          193          131          813          389          356             26
1.05% ..........         31,877          266            4            -           82          625            -            222
1.10% ..........         56,051        1,412          146           22            -            -          505            302
1.15% ..........      3,002,800       35,089       11,282       12,514            -            -       27,294          7,827
1.20% ..........         61,797          872           44            6            -            -          927            116
1.25% ..........      1,776,003       17,823        3,714        7,361            -            -       21,214          4,236
1.30% ..........     81,369,054          474            -          363            -            -        2,070              -
1.35% ..........        158,299        2,071           71          206            -           40            -              -
1.40% ..........     53,400,268        3,599        1,993        1,569            -            -        8,701            474
1.45% ..........      1,640,652       12,159        4,618        7,869           39          258       23,793          4,656
1.50% ..........      1,062,243       23,564        3,297        5,622            -            -       22,884          5,069
1.55% ..........      3,915,349       52,401       13,051       15,999            -            -       56,063         20,732
1.60% ..........        563,098        6,824        1,048        1,359            -            -        6,701          3,233
1.65% ..........      2,885,926       22,091        3,916        7,089            -            -       19,167          2,256
1.70% ..........        627,609       19,488        4,558          988            -            -       17,809         10,740
1.75% ..........      1,556,439       21,716        4,515        4,960            -            -       15,294          2,626
1.80% ..........      2,408,083       49,679        7,158       15,467            -            -       41,673         23,606
1.85% ..........      1,146,603       10,633        4,349        6,270            -            -       13,446          4,403
1.90% ..........        883,000        6,230        1,196        3,058            -            -       10,964          1,191
1.95% ..........        617,639        7,631        1,698        2,075            -            -        5,970          6,053
2.00% ..........        761,651        4,959        1,410        2,979            -            -        4,401          1,300
2.05% ..........      1,364,571       21,201        2,847        3,911            -            -       19,617          7,664
2.10% ..........        896,251       14,246        1,679        1,252            -            -        8,682            639
2.15% ..........        367,536        7,762        1,836        1,480            -            -        2,509            706
2.20% ..........        347,039        3,142          391          306            -            -        1,913            101
2.25% ..........      1,004,565        8,745        2,444          189            -            -        1,911            292
2.30% ..........        378,030        4,198        1,801        1,410            -            -        2,910              -
2.35% ..........        378,055        2,612          468        1,780            -            -          204             22
2.40% ..........         93,204        1,536          522          962            -            -          890            298
2.45% ..........        251,679          607          357          660            -            -        2,176             46
2.50% ..........         85,202        1,142          307          388            -            -          282              -
2.55% ..........        207,461          476          140          101            -            -        1,595              -
2.60% ..........        109,834          756        1,183          246            -            -          699              -
2.65% ..........         68,206          292            -           52            -            -          118              -
2.70% ..........         78,729            4            -           54            -            -            -            362
2.75% ..........         18,044           65          483            -            -            -            -              -
2.80% ..........         30,827          160          111            -            -            -          177              -
2.85% ..........         10,061            -           75            -            -            -            -              -
2.90% ..........          8,133            -            -            -            -            -          350              -
2.95% ..........          7,276            -            -            -            -            -            -              -
3.00% ..........          7,391            -            -            -            -            -            -              -
3.05% ..........          2,864            -            -            -            -            -            -              -
3.10% ..........          7,929            -            -            -            -            -            -              -
3.15% ..........          3,410            -            -            -            -            -            -              -
3.25% ..........            379            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $ 163,965,276      366,421       82,905      108,698          934        1,312      343,265        109,198
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                        ACVPBal    ACVPCapAp    ACVPIncGr   ACVPIncGr2 ACVPInflaPro      ACVPInt     ACVPInt2       ACVPInt3
                  -------------  -----------  -----------  ----------- ------------  -----------  -----------  -------------
0.80% ..........  $       2,920        1,771          865            -          492        1,971            -            597
0.95% ..........              -            -            -        2,316        2,863            -          244              -
1.05% ..........              -            -            -        1,513          280            -            -              -
1.10% ..........              -            -            -          252          402            -          104              -
1.15% ..........              -            -            -       22,446       32,057            -        8,732              -
1.20% ..........              -            -            -          380          421            -          292              -
1.25% ..........              -            -            -        7,996       38,256            -        5,276              -
1.30% ..........        832,663    1,303,775      400,717            -       67,913      558,532          136        215,827
1.35% ..........              -            -            -           77        1,719            -            -              -
1.40% ..........        708,802      396,033      296,640        2,810       73,668      498,255          694        117,528
1.45% ..........              -            -            -       12,829       26,917            -        7,457              -
1.50% ..........              -            -            -        6,017       26,166            -        5,054              -
1.55% ..........              -            -            -       42,012       73,034            -        5,183              -
1.60% ..........              -            -            -        2,172       11,189            -        5,528              -
1.65% ..........              -            -            -       13,775       20,957            -        2,362              -
1.70% ..........              -            -            -        3,939        7,016            -        1,222              -

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued               ACVPBal    ACVPCapAp    ACVPIncGr   ACVPIncGr2 ACVPInflaPro      ACVPInt     ACVPInt2       ACVPInt3
                  -------------  -----------  -----------  ----------- ------------  -----------  -----------  -------------
1.75% ..........              -            -            -        7,175       25,212            -          982              -
1.80% ..........              -            -            -       16,935       53,214            -        3,794              -
1.85% ..........              -            -            -       10,294       11,616            -        1,744              -
1.90% ..........              -            -            -        3,326        5,505            -          368              -
1.95% ..........              -            -            -        6,830        4,215            -        1,100              -
2.00% ..........              -            -            -        3,558       10,064            -           25              -
2.05% ..........              -            -            -        2,774        7,892            -        2,118              -
2.10% ..........              -            -            -       10,360       13,863            -          733              -
2.15% ..........              -            -            -          858        3,244            -          336              -
2.20% ..........              -            -            -        1,667        3,933            -          114              -
2.25% ..........              -            -            -          334        4,465            -            -              -
2.30% ..........              -            -            -          282        2,861            -            -              -
2.35% ..........              -            -            -          488          810            -           22              -
2.40% ..........              -            -            -          167          332            -           12              -
2.45% ..........              -            -            -           77          210            -           55              -
2.50% ..........              -            -            -          169          173            -            -              -
2.55% ..........              -            -            -          198        1,594            -            -              -
2.60% ..........              -            -            -          714           84            -            -              -
2.65% ..........              -            -            -          165          151            -            -              -
2.70% ..........              -            -            -           81          618            -          331              -
2.75% ..........              -            -            -            -            -            -            -              -
2.80% ..........              -            -            -           31           70            -            -              -
2.85% ..........              -            -            -           84           28            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -          188            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $   1,544,385    1,701,579      698,222      185,101      533,692    1,058,758       54,018        333,952
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                       ACVPInt4    ACVPUltra   ACVPUltra2      ACVPVal     ACVPVal2      AmerGro  AmerHiIncBd      AmerUSGvt
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $           -          140            -        5,727            -            -            -              -
0.95% ..........            170            -           45            -          583            -            -              -
1.05% ..........             47            -          809            -          282            -            -              -
1.10% ..........            388            -           53            -          402            -            -              -
1.15% ..........          4,980            -        8,000            -       54,780            -            -              -
1.20% ..........             62            -          389            -          362            -            -              -
1.25% ..........          1,895            -        8,236            -       33,267            -            -              -
1.30% ..........             87       48,689            8    1,322,397          632      259,250       28,809         36,034
1.35% ..........            422            -          983            -        2,973            -            -              -
1.40% ..........            255       39,508        1,177    1,051,088        5,799            -            -              -
1.45% ..........          2,446            -        6,662            -       27,698            -            -              -
1.50% ..........          1,041            -        3,115            -       14,580            -            -              -
1.55% ..........          5,602            -       12,925            -       68,149            -            -              -
1.60% ..........            119            -        5,036            -        3,197            -            -              -
1.65% ..........          1,340            -        7,804            -       49,307            -            -              -
1.70% ..........             65            -        6,430            -       12,144            -            -              -
1.75% ..........          1,442            -        4,714            -       16,068            -            -              -
1.80% ..........          2,741            -       11,588            -       34,711            -            -              -
1.85% ..........            297            -        8,619            -       19,136            -            -              -
1.90% ..........            410            -        2,433            -        6,783            -            -              -
1.95% ..........          1,001            -        3,497            -        6,205            -            -              -
2.00% ..........            804            -        2,888            -        6,069            -            -              -
2.05% ..........          1,171            -       10,363            -       11,797            -            -              -
2.10% ..........            774            -       14,557            -        6,507            -            -              -
2.15% ..........             49            -        2,691            -        4,811            -            -              -
2.20% ..........              -            -        1,616            -        1,732            -            -              -
2.25% ..........              -            -        3,179            -        3,089            -            -              -
2.30% ..........             24            -        2,126            -        2,391            -            -              -
2.35% ..........              2            -        1,219            -        2,213            -            -              -
2.40% ..........              -            -          418            -          597            -            -              -
2.45% ..........              -            -          870            -        1,641            -            -              -
2.50% ..........              -            -          897            -          317            -            -              -
2.55% ..........              -            -        1,469            -          573            -            -              -
2.60% ..........              -            -           26            -           38            -            -              -
2.65% ..........              -            -           54            -           70            -            -              -
2.70% ..........              -            -          259            -           74            -            -              -

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued              ACVPInt4    ACVPUltra   ACVPUltra2      ACVPVal     ACVPVal2      AmerGro  AmerHiIncBd      AmerUSGvt
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
2.75% ..........              -            -          574            -          646            -            -              -
2.80% ..........              -            -            6            -           86            -            -              -
2.85% ..........              -            -           51            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $      27,634       88,337      135,786    2,379,212      399,709      259,250       28,809         36,034
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                         ChScMM      CSGPVen     CSIntFoc    CSSmCapGr  DrySmCapIxS     DrySRGro     DryStkIx      DryStklxS
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $           -          220          453        4,039          231        4,021       16,577              -
0.95% ..........         17,257            -            -            -        1,025            -            -          6,978
1.05% ..........         10,539            -            -            -          718            -            -          3,598
1.10% ..........              -            -            -            -          145            -            -          3,519
1.15% ..........              -            -            -            -       30,185            -            -        129,704
1.20% ..........              -            -            -            -          572            -            -          4,608
1.25% ..........              -            -            -            -       16,765            -            -         57,006
1.30% ..........              -       51,095      307,211    1,062,850      139,694    1,074,073    5,381,941          1,806
1.35% ..........          1,194            -            -            -          876            -            -          3,215
1.40% ..........              -       32,321      371,314      781,836      139,400      540,888    4,656,215         10,297
1.45% ..........          5,469            -            -            -       12,364            -            -         40,241
1.50% ..........              -            -            -            -        5,009            -            -         51,672
1.55% ..........              6            -            -            -       32,336            -            -        121,182
1.60% ..........              -            -            -            -        2,942            -            -         13,116
1.65% ..........              -            -            -            -       11,728            -            -         55,133
1.70% ..........              -            -            -            -        3,562            -            -          9,753
1.75% ..........              -            -            -            -        5,519            -            -         31,345
1.80% ..........              -            -            -            -       18,179            -            -         43,511
1.85% ..........            220            -            -            -        9,540            -            -         26,417
1.90% ..........              -            -            -            -        2,099            -            -         10,710
1.95% ..........              -            -            -            -        5,069            -            -          9,962
2.00% ..........              -            -            -            -        2,348            -            -          8,600
2.05% ..........              -            -            -            -        3,522            -            -         26,384
2.10% ..........              -            -            -            -       10,830            -            -          3,704
2.15% ..........              -            -            -            -        1,138            -            -          4,996
2.20% ..........            102            -            -            -          783            -            -          2,338
2.25% ..........              -            -            -            -          494            -            -          8,556
2.30% ..........              -            -            -            -          912            -            -          2,377
2.35% ..........              -            -            -            -          331            -            -          3,924
2.40% ..........              -            -            -            -          833            -            -          4,184
2.45% ..........              -            -            -            -           27            -            -            371
2.50% ..........              -            -            -            -           18            -            -            260
2.55% ..........              -            -            -            -            -            -            -            353
2.60% ..........              -            -            -            -            -            -            -             90
2.65% ..........              -            -            -            -            -            -            -            232
2.70% ..........              -            -            -            -          251            -            -            386
2.75% ..........              -            -            -            -            -            -            -            320
2.80% ..........              -            -            -            -            -            -            -             68
2.85% ..........              -            -            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -            343
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -            140
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $      34,787       83,636      678,978    1,848,725      459,445    1,618,982   10,054,733        701,399
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                      DryVIFApp   DryVIFAppS DryVIFDevLdS  DryVIFGrInc   FedAmLeadS    FedCapApS    FedQualBd     FedQualBdS
                  -------------  ----------- ------------  -----------  -----------  -----------  -----------  -------------
0.80% .........   $       2,511            -            -        1,764            -            -           68              -
0.95% .........               -          669          340            -            -            -            -            471
1.05% .........               -          363            -            -            -           43            -              -
1.10% .........               -            3          200            -            -        1,851            -            296
1.15% .........               -       25,499       10,689            -        2,357        8,076            -         66,151
1.20% .........               -          139            -            -            -          457            -          1,926

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             DryVIFApp   DryVIFAppS DryVIFDevLdS  DryVIFGrInc   FedAmLeadS    FedCapApS    FedQualBd     FedQualBdS
                  -------------  ----------- ------------  -----------  -----------  -----------  -----------  -------------
1.25% ..........              -       11,873        3,893            -        2,238        3,724            -         37,200
1.30% ..........        556,159        1,144            -      326,571            -            -      178,656              -
1.35% ..........              -          406           94            -            -            -            -          2,360
1.40% ..........        380,656        2,061        1,970      301,149          538          760      200,907          5,063
1.45% ..........              -       15,707        3,579            -        2,235        1,267            -         30,171
1.50% ..........              -       12,750        2,684            -        1,859        1,671            -         19,099
1.55% ..........              -       38,709       15,643            -        7,182        6,011            -         76,501
1.60% ..........              -        3,166          943            -        1,604        1,688            -          7,033
1.65% ..........              -       14,661        3,241            -        2,229        5,384            -         32,884
1.70% ..........              -        3,357        2,301            -        1,372        1,036            -         13,966
1.75% ..........              -        6,454        2,935            -          201          752            -         11,954
1.80% ..........              -       14,904        4,459            -        1,738        3,058            -         54,040
1.85% ..........              -        7,067        1,859            -          422        1,613            -         20,907
1.90% ..........              -        3,740          654            -        2,129        1,452            -          7,786
1.95% ..........              -        1,095        3,360            -        2,071        1,037            -          9,581
2.00% ..........              -          640          701            -            -          490            -          4,433
2.05% ..........              -        2,910        2,427            -        2,852        3,784            -         13,403
2.10% ..........              -        1,853          545            -          141          439            -          5,353
2.15% ..........              -          768            -            -        1,760          118            -         10,014
2.20% ..........              -          324           64            -           80        1,585            -          1,796
2.25% ..........              -          188        1,581            -          966        3,079            -          3,158
2.30% ..........              -          966           21            -          116           55            -          4,556
2.35% ..........              -          311           98            -           37          241            -            435
2.40% ..........              -          578          289            -           77            -            -             74
2.45% ..........              -          195           72            -           17           67            -            337
2.50% ..........              -           94            -            -            -          118            -             94
2.55% ..........              -            -            -            -          159          430            -              -
2.60% ..........              -          164            -            -            -           74            -            207
2.65% ..........              -           46            -            -            -            -            -            121
2.70% ..........              -           52            -            -           27            -            -              -
2.75% ..........              -            -            -            -           21            -            -              -
2.80% ..........              -          113            -            -            -           51            -             15
2.85% ..........              -           75            -            -            -            -            -            125
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -          224            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     939,326      173,044       64,642      629,484       34,428       50,635      379,631        441,510
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                       FidVIPEI    FidVIPEI2     FidVIPGr    FidVIPGr2     FidVIPHI     FidVIPOv    FidVIPOvR     FidVIPOvS2
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $      12,200            -       14,382            -        2,263          445          792              -
0.95% ..........              -            -            -            -            -            -            -              -
1.05% ..........              -            -            -            -            -            -            -              -
1.10% ..........              -        2,442            -          555            -            -            -          1,046
1.15% ..........              -      126,634            -       54,727            -            -            -         30,662
1.20% ..........              -        3,007            -          318            -            -            -            106
1.25% ..........              -       72,215            -       26,148            -            -            -         12,321
1.30% ..........      8,919,870        2,084   10,426,569          320    1,599,348    1,721,835      421,412            614
1.35% ..........              -        5,504            -        1,033            -            -            -              -
1.40% ..........      6,107,501       14,814    4,288,495        7,086    1,624,546      592,900      213,702          2,115
1.45% ..........              -       66,720            -       36,690            -            -            -         13,221
1.50% ..........              -       36,877            -       14,651            -            -            -         14,375
1.55% ..........              -      142,685            -       84,294            -            -            -         17,031
1.60% ..........              -       23,137            -        7,508            -            -            -          6,849
1.65% ..........              -       80,809            -       37,974            -            -            -          8,702
1.70% ..........              -       17,950            -       14,373            -            -            -          7,137
1.75% ..........              -       31,361            -       13,646            -            -            -          3,785
1.80% ..........              -       81,197            -       69,902            -            -            -         14,190
1.85% ..........              -       40,205            -       26,920            -            -            -          7,242
1.90% ..........              -       13,110            -        8,124            -            -            -          2,389
1.95% ..........              -       13,458            -        7,595            -            -            -          1,774
2.00% ..........              -       32,620            -       19,015            -            -            -          1,542
2.05% ..........              -       43,135            -       28,365            -            -            -          2,312
2.10% ..........              -       14,971            -        8,685            -            -            -          2,072
2.15% ..........              -        7,494            -        7,138            -            -            -          2,422
2.20% ..........              -        7,206            -        1,388            -            -            -              2

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued              FidVIPEI    FidVIPEI2     FidVIPGr    FidVIPGr2     FidVIPHI     FidVIPOv    FidVIPOvR     FidVIPOvS2
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
2.25% ..........              -        5,742            -        4,042            -            -            -             29
2.30% ..........              -        5,955            -        1,927            -            -            -            153
2.35% ..........              -        7,577            -        4,496            -            -            -             81
2.40% ..........              -          736            -        1,234            -            -            -             16
2.45% ..........              -        1,399            -          893            -            -            -            167
2.50% ..........              -          678            -          808            -            -            -              -
2.55% ..........              -          779            -           54            -            -            -              -
2.60% ..........              -          868            -          573            -            -            -              -
2.65% ..........              -          217            -           92            -            -            -              -
2.70% ..........              -          176            -        1,346            -            -            -          1,067
2.75% ..........              -            6            -           84            -            -            -              -
2.80% ..........              -           96            -           51            -            -            -              -
2.85% ..........              -          111            -           75            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -           60            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $  15,039,571      904,035   14,729,446      492,130    3,226,157    2,315,180      635,906        153,422
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                    FidVIPOvS2R     FidVIPAM    FidVIPCon   FidVIPCon2  FidVIPIGBdS  FidVIPIGBd2   FidVIPGrOp    FidVIPMCap2
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $           -        2,251       10,312            -           86            -          804              -
0.95% ..........              -            -            -            -            -            -            -              -
1.05% ..........              -            -            -            -            -            -            -              -
1.10% ..........             33            -            -        1,516            -          538            -            893
1.15% ..........         12,875            -            -      117,344            -       60,149            -         65,894
1.20% ..........             59            -            -        3,560            -          906            -          1,056
1.25% ..........          6,139            -            -       85,823            -       32,914            -         43,738
1.30% ..........            349    4,021,863    5,276,211        3,680       57,559          425      315,155          2,086
1.35% ..........            790            -            -       10,127            -        2,350            -          4,862
1.40% ..........          1,810    1,464,052    4,268,003       15,473       56,427        7,111      293,288          6,007
1.45% ..........         16,047            -            -       70,432            -       34,081            -         22,938
1.50% ..........          8,760            -            -       49,867            -       16,325            -         39,501
1.55% ..........         12,605            -            -      153,733            -       67,576            -         76,115
1.60% ..........          1,663            -            -       15,950            -        8,708            -         14,092
1.65% ..........          3,590            -            -       65,850            -       19,011            -         36,966
1.70% ..........          3,386            -            -       29,925            -        5,310            -         15,537
1.75% ..........          5,045            -            -       36,763            -       30,131            -         37,611
1.80% ..........          5,092            -            -       98,353            -       33,310            -         55,811
1.85% ..........          5,124            -            -       49,848            -       15,673            -         29,414
1.90% ..........          1,784            -            -       16,290            -        4,366            -         10,808
1.95% ..........            806            -            -       16,163            -        5,099            -         12,601
2.00% ..........          1,861            -            -       13,289            -        6,000            -         11,413
2.05% ..........          1,118            -            -       28,258            -       10,687            -         43,047
2.10% ..........          1,015            -            -       44,820            -       12,214            -         36,069
2.15% ..........          1,083            -            -       13,709            -        3,576            -         10,515
2.20% ..........            120            -            -        8,612            -          739            -          3,406
2.25% ..........             48            -            -        8,128            -          988            -         12,026
2.30% ..........             98            -            -       10,911            -        2,398            -          4,650
2.35% ..........            563            -            -        7,194            -          833            -          7,459
2.40% ..........             68            -            -        4,240            -           67            -          2,009
2.45% ..........            156            -            -        2,172            -          225            -          4,810
2.50% ..........              -            -            -        1,355            -          744            -          1,156
2.55% ..........              -            -            -        2,234            -           35            -          2,529
2.60% ..........              -            -            -          813            -          127            -            816
2.65% ..........            201            -            -          269            -            -            -            323
2.70% ..........            381            -            -          685            -            -            -            930
2.75% ..........             13            -            -            7            -            -            -            229
2.80% ..........              -            -            -          206            -           18            -            129
2.85% ..........              -            -            -           85            -          259            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -           60            -            -            -              -
3.00% ..........              -            -            -           98            -            -            -            107
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -          114            -            -            -            119
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $      92,682    5,488,166    9,554,526      987,956      114,072      382,893      609,247        617,672
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                     FidVIPValS  FidVIPValS2      FHCapAp     FHCoreEq FrVIPRisDiv2 FrVIPSmCapV2 FrVIPForSec2   FrVIPForSec3
                  -------------  -----------  -----------  ----------- ------------ ------------ ------------  -------------
0.80% ..........  $       1,496            -            -            -            -            -            -              -
0.95% ..........              -            -            -            -          644        1,079        1,583            434
1.05% ..........              -            -            -            -        1,286          106           26              4
1.10% ..........              -          114            -            -        6,485          553          534            315
1.15% ..........              -       29,128            -            -       84,431       21,467       24,117          7,679
1.20% ..........              -           51            -            -        3,454          472          649            365
1.25% ..........              -       18,440            -            -       47,104       15,905       17,696          3,975
1.30% ..........        212,212          238            -            -        3,598        1,332          160             27
1.35% ..........              -          516            -            -        4,448        1,735            -          1,825
1.40% ..........        143,169        2,977            -            -        9,001        2,753        3,831          1,010
1.45% ..........              -       15,641            -            -       36,918       13,399       12,942          5,749
1.50% ..........              -        9,951            -            -       37,955        8,783        9,557          4,589
1.55% ..........              -       42,881           66          996      117,674       43,449       27,917          8,173
1.60% ..........              -        5,111            -            -       14,911        5,610       15,448          3,035
1.65% ..........              -       20,878          310           24       58,770       22,603       10,263          5,294
1.70% ..........              -        3,527            -            -       17,076        9,688        8,647          2,826
1.75% ..........              -        6,051           47           73       49,661        7,104        7,252          5,204
1.80% ..........              -       31,050            -            -       55,575       17,527       17,464          6,308
1.85% ..........              -       15,072          365          512       35,768        8,049        6,695          1,917
1.90% ..........              -        3,506            -            -       12,195        4,612        5,737            831
1.95% ..........              -        7,160            -            -       16,570        4,054        5,262          3,310
2.00% ..........              -        8,824            -            -       10,897        2,236        2,191          1,420
2.05% ..........              -        9,893            -        2,496       41,098        6,718        3,277          2,724
2.10% ..........              -       16,862            -            -       20,793        4,887        3,158          1,339
2.15% ..........              -        3,723            -        3,199        7,789        1,532        2,114            567
2.20% ..........              -          974            -            -        9,396        1,927          295            263
2.25% ..........              -        2,889            -          233       12,706           37        1,047          1,319
2.30% ..........              -          913           79          131        7,415          684           91          1,224
2.35% ..........              -        1,342            -        1,729        8,945          209          133            126
2.40% ..........              -           94            -            -        3,400          307          329            154
2.45% ..........              -          761            -            -        2,934        1,144          399             36
2.50% ..........              -          536            -            -        2,204           18            -              -
2.55% ..........              -        1,022            -            -        3,173           18            -              -
2.60% ..........              -          591            -            -        1,359            -            -              -
2.65% ..........              -           51            -            -          825          177            -              -
2.70% ..........              -            -            -            -        1,998        1,789        1,580            209
2.75% ..........              -            -            -            -           74          201            -              -
2.80% ..........              -          145            -            -          141            -            -              -
2.85% ..........              -            -            -            -          406            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -           59            -            -              -
3.00% ..........              -           89            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -          145            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     356,877      261,146          867        9,393      749,136      212,164      190,394         72,251
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                      GVITCVal2  GVITIntVal2  GVITIntVal3 GVITDMidCapI  GVITEmMrkts GVITEmMrkts2 GVITEmMrkts3   GVITEmMrkts6
                  -------------  -----------  ----------- ------------  ----------- ------------ ------------  -------------
0.80% ..........  $         175            -          573        3,319           37            -          662              -
0.95% ..........            281        1,108            -          387            -            -            -              -
1.05% ..........              -           60            -           18            -            -            -              -
1.10% ..........            154            -            -          256            -          165            -             17
1.15% ..........         23,436        6,436            -       45,106            -       15,299            -          5,808
1.20% ..........             38            -            -          887            -           55            -             21
1.25% ..........         12,353        3,276            -       29,352            -        3,429            -          1,613
1.30% ..........         11,865          349       75,248      688,333       11,383           14      148,557              -
1.35% ..........            780            -            -        1,672            -            -            -            499
1.40% ..........         12,133          640       68,267      470,261        7,430        2,950       82,361            602
1.45% ..........         10,062        3,650            -       15,989            -        8,329            -          2,965
1.50% ..........         32,570        1,650            -        7,410            -        2,660            -          1,421
1.55% ..........         27,087       11,869            -       54,545            -       22,691            -          5,860
1.60% ..........          8,965        2,207            -        7,292            -        5,189            -            630
1.65% ..........         11,144        1,191            -       30,539            -        3,448            -          1,491
1.70% ..........         19,189          900            -       10,341            -        1,212            -            642
1.75% ..........         12,672          744            -        8,712            -        1,842            -          3,794
1.80% ..........         21,242        4,107            -       21,117            -       13,692            -          4,247
1.85% ..........         11,357        2,915            -        8,816            -        4,613            -          1,221
1.90% ..........          9,005        1,244            -        3,561            -        3,003            -          1,595

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             GVITCVal2  GVITIntVal2  GVITIntVal3 GVITDMidCapI  GVITEmMrkts GVITEmMrkts2 GVITEmMrkts3   GVITEmMrkts6
                  -------------  -----------  ----------- ------------  ----------- ------------ ------------  -------------
1.95% ..........          8,980        1,087            -        4,615            -        3,776            -          2,081
2.00% ..........          2,990          356            -        2,100            -          726            -            942
2.05% ..........          6,262        1,507            -       18,753            -        3,401            -          1,787
2.10% ..........          8,134          908            -        1,869            -        1,434            -            161
2.15% ..........          5,057          375            -        1,384            -        1,530            -            322
2.20% ..........          3,108           92            -        1,085            -          296            -            258
2.25% ..........          1,813            -            -        1,693            -        1,039            -            489
2.30% ..........          4,234           57            -        1,064            -            -            -             83
2.35% ..........            556           46            -          705            -            6            -             48
2.40% ..........            950            -            -        1,448            -            2            -            160
2.45% ..........            436          253            -          334            -          493            -            270
2.50% ..........            455            -            -          607            -            -            -              -
2.55% ..........            615            -            -           57            -            -            -             18
2.60% ..........            161            -            -            -            -            -            -              -
2.65% ..........            185            -            -          202            -          712            -            164
2.70% ..........              -          962            -          265            -          242            -          1,013
2.75% ..........              -            -            -           67            -            -            -            139
2.80% ..........            120            -            -          134            -            -            -              -
2.85% ..........              -            -            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........             44            -            -           45            -            -            -              -
3.00% ..........            151            -            -           43            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     268,759       47,989      144,088    1,444,383       18,850      102,248      231,580         40,361
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                     GVITFHiInc   GVITGlFin2   GVITGlFin3  GVITGlHlth2  GVITGlHlth3  GVITGlHlth6   GVITGlTech    GVITGlTech2
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% .........   $           -            -          265            -          371            -           58            -
0.95% .........           1,140          299            -          286            -           16            -           58
1.05% .........              28           96            -            -            -          198            -            -
1.10% .........             443            -            -           56            -           56            -            -
1.15% .........          42,536        4,834            -        5,985            -        4,103            -        5,652
1.20% .........           1,159          553            -          205            -            -            -          188
1.25% .........          28,418        2,361            -        7,959            -        2,478            -        6,238
1.30% .........              11            7       37,861           42       73,335            -       10,473            8
1.35% .........           2,183          124            -            -            -          656            -            -
1.40% .........           4,947          288       36,352          451       48,512          303        1,886          398
1.45% .........          73,565        1,433            -        2,206            -        4,036            -        2,533
1.50% .........           8,336          320            -        1,671            -        1,425            -        1,018
1.55% .........          74,920        4,612            -        9,625            -        6,322            -        7,242
1.60% .........          11,050          543            -          398            -          215            -        1,334
1.65% .........          23,440        1,344            -        4,896            -        1,666            -        2,140
1.70% .........           9,947          932            -        3,014            -          331            -          980
1.75% .........          15,982          275            -          930            -        1,765            -          612
1.80% .........          28,513        6,762            -        7,260            -        2,002            -        9,696
1.85% .........          13,511          299            -        2,394            -          869            -        3,607
1.90% .........           3,664            -            -          838            -          444            -        2,216
1.95% .........           3,988        1,143            -          934            -        2,003            -        2,734
2.00% .........           7,680          144            -          498            -          556            -          251
2.05% .........           7,194          694            -        1,340            -          495            -        1,679
2.10% .........           8,371          311            -          483            -          781            -        4,073
2.15% .........           5,435            6            -           44            -           77            -        1,691
2.20% .........             707            -            -          328            -          311            -           72
2.25% .........             350            -            -            -            -           99            -            -
2.30% .........             719          321            -          330            -          170            -            -
2.35% .........             771           17            -           40            -           68            -            -
2.40% .........           1,109          236            -          273            -           77            -          205
2.45% .........           2,392           13            -           56            -           60            -          608
2.50% .........               -            -            -            -            -            -            -            -
2.55% .........             117            -            -            -            -            -            -            -
2.60% .........               -            -            -            -            -            -            -            -
2.65% .........           1,775            -            -            -            -           64            -           32
2.70% .........           9,841           28            -          828            -          148            -          176
2.75% .........           1,783            -            -            -            -            -            -            -
2.80% .........               -            -            -            -            -            -            -            -
2.85% .........               -            -            -            -            -            -            -            -
2.90% .........               -            -            -            -            -            -            -            -

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            GVITFHiInc   GVITGlFin2   GVITGlFin3  GVITGlHlth2  GVITGlHlth3  GVITGlHlth6   GVITGlTech    GVITGlTech2
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     396,025       27,995       74,478       53,370      122,218       31,794       12,417         55,441
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                    GVITGlTech3  GVITGlTech6   GVITGlUtl2   GVITGlUtl3    GVITGvtBd   GVITGrowth    GVITIDAgg      GVITIDCon
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $         463            -            -           18        5,061       10,665        3,255            476
0.95% ..........              -           20           42            -          674            -          272              -
1.05% ..........              -            -            -            -           27            -        3,123              -
1.10% ..........              -            -            -            -        3,337            -          333              -
1.15% ..........              -        1,539        2,137            -       70,888            -       60,312        108,195
1.20% ..........              -            -          223            -        1,036            -        2,168             66
1.25% ..........              -        1,190        2,223            -       42,370            -       31,387         32,188
1.30% ..........         69,500            -            -       22,308    2,177,821      751,359       75,419         68,376
1.35% ..........              -           99            -            -        1,681            -        6,978          2,144
1.40% ..........         38,592           22          170       21,662    1,623,299      399,422       52,271        107,101
1.45% ..........              -        1,420          328            -       39,862            -       19,353         44,974
1.50% ..........              -          167          287            -       27,550            -       25,940         20,953
1.55% ..........              -        2,700        2,696            -       97,364            -       57,621        163,707
1.60% ..........              -          275          179            -        6,282            -       20,407         14,213
1.65% ..........              -          456          203            -       34,085            -      236,173        101,296
1.70% ..........              -          263          892            -        6,843            -        6,142         12,131
1.75% ..........              -          288          174            -       12,273            -      110,726         61,628
1.80% ..........              -        1,654        1,495            -       43,089            -       30,494         96,885
1.85% ..........              -          469        2,494            -       18,762            -       55,787         24,663
1.90% ..........              -          251        1,169            -        4,690            -      131,339         47,422
1.95% ..........              -        1,360           75            -        5,148            -       58,323         10,792
2.00% ..........              -          298            -            -        8,819            -      142,164         24,820
2.05% ..........              -        1,424          373            -       16,905            -      169,962         50,229
2.10% ..........              -          378        1,765            -       43,831            -       61,194         26,919
2.15% ..........              -          529            -            -        2,389            -       23,761         22,485
2.20% ..........              -            -            -            -        1,044            -       35,234          7,346
2.25% ..........              -            -            -            -        1,429            -      345,906         12,208
2.30% ..........              -            -            -            -        2,213            -       94,661         10,003
2.35% ..........              -           10            -            -        2,464            -       75,884         14,474
2.40% ..........              -           73          237            -        1,148            -        9,009            548
2.45% ..........              -            -            -            -          383            -       97,560         12,383
2.50% ..........              -            -            -            -           36            -        7,636          1,679
2.55% ..........              -            -            -            -            -            -       71,638          6,873
2.60% ..........              -            -            -            -           45            -       43,618          1,250
2.65% ..........              -            -            -            -            -            -       18,019          1,107
2.70% ..........              -            -           78            -            -            -        9,870            349
2.75% ..........              -            -            -            -            -            -        2,729              -
2.80% ..........              -            -            -            -           15            -       10,695            248
2.85% ..........              -            -            -            -            -            -        1,236          1,358
2.90% ..........              -            -            -            -            -            -        4,064              -
2.95% ..........              -            -            -            -            -            -        5,994              -
3.00% ..........              -            -            -            -            -            -        1,552              -
3.05% ..........              -            -            -            -            -            -          305              -
3.10% ..........              -            -            -            -            -            -          968              -
3.15% ..........              -            -            -            -            -            -        2,837              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     108,555       14,885       17,240       43,988    4,302,863    1,161,446    2,224,319      1,111,489
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                      GVITIDMod GVITIDModAgg GVITIDModCon   GVITIntGro  GVITIntGro3  GVITIntVal6    GVITJPBal    GVITSMdCpGr
                  ------------- ------------ ------------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $       4,113        6,951        1,363           82          200            -            -            659
0.95% ..........            777          953           45            -            -          347            -              -
1.05% ..........            374          861            -            -            -          299            -              -
1.10% ..........          6,601        1,410           32            -            -          132            -              -
1.15% ..........        365,046      190,776      189,765            -            -        5,811            -              -
1.20% ..........         10,832        8,810        2,129            -            -           44            -              -
1.25% ..........        224,570      141,109       80,976            -            -        2,282            -              -
1.30% ..........        309,858      173,143      107,902            -       17,421          246        2,328        120,178
1.35% ..........         35,793       12,979       11,112            -            -          686            -              -
1.40% ..........        431,165      237,010      149,547        1,534       21,317        1,121          836         72,818

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             GVITIDMod GVITIDModAgg GVITIDModCon   GVITIntGro  GVITIntGro3  GVITIntVal6    GVITJPBal    GVITSMdCpGr
                  ------------- ------------ ------------  -----------  -----------  -----------  -----------  -------------
1.45% ..........        120,305       38,962       63,227            -            -        4,158            -              -
1.50% ..........        127,409       49,702       43,889            -            -        6,216            -              -
1.55% ..........        429,745      230,886      212,580            -            -       10,002            -              -
1.60% ..........         56,009       29,125       23,294            -            -        1,257            -              -
1.65% ..........        660,641      587,499      154,035            -            -        1,725            -              -
1.70% ..........         73,254       53,898       31,296            -            -          795            -              -
1.75% ..........        301,473      264,046       78,350            -            -        3,100            -              -
1.80% ..........        234,053      184,633      154,835            -            -        4,152            -              -
1.85% ..........        165,650       97,208       88,658            -            -        1,492            -              -
1.90% ..........        207,589      161,657       29,052            -            -        2,042            -              -
1.95% ..........        109,969       93,910       37,545            -            -        1,874            -              -
2.00% ..........        139,998      146,353       31,337            -            -        1,177            -              -
2.05% ..........        270,857      190,313       61,286            -            -        3,050            -              -
2.10% ..........         70,788      145,931       43,934            -            -          740            -              -
2.15% ..........         72,819       45,899       19,892            -            -          104            -              -
2.20% ..........         62,163      123,481       19,080            -            -          207            -              -
2.25% ..........        214,332      270,093       29,690            -            -           54            -              -
2.30% ..........         77,533       70,967       18,207            -            -          140            -              -
2.35% ..........         81,743      118,501       11,842            -            -           56            -              -
2.40% ..........         19,967       19,675        5,037            -            -            -            -              -
2.45% ..........         42,910       49,207        1,872            -            -           22            -              -
2.50% ..........         14,687       34,894        4,185            -            -           18            -              -
2.55% ..........         52,129       51,728        3,000            -            -            -            -              -
2.60% ..........         20,232       28,862        4,160            -            -            -            -              -
2.65% ..........         20,821       18,127          154            -            -           23            -              -
2.70% ..........          3,488       15,933       10,323            -            -            -            -              -
2.75% ..........            398        7,005        1,205            -            -            -            -              -
2.80% ..........          3,015       13,168        1,229            -            -            -            -              -
2.85% ..........          3,596        1,938          195            -            -            -            -              -
2.90% ..........              -        3,373            3            -            -            -            -              -
2.95% ..........            591          228           44            -            -            -            -              -
3.00% ..........          3,141          766        1,110            -            -            -            -              -
3.05% ..........             39        2,520            -            -            -            -            -              -
3.10% ..........            981        5,602            -            -            -            -            -              -
3.15% ..........              -          123            -            -            -            -            -              -
3.25% ..........              -          379            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $   5,051,454    3,930,594    1,727,417        1,616       38,938       53,372        3,164        193,655
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                   GVITSMdCpGr2    GVITMyMkt   GVITNWFund  GVITNWFund2    GVITLead3  GVITSmCapGr GVITSmCapGr2   GVITSmCapVal
                  ------------- ------------  -----------  -----------  -----------  ----------- ------------  -------------
0.80% ..........  $           -       12,898       37,808            -          172          496            -          7,953
0.95% ..........            463            -            -            -            -            -            -              -
1.05% ..........            292            -            -            -            -            -            -              -
1.10% ..........             57        1,529            -            7            -            -           23              -
1.15% ..........         16,141       86,130            -       20,618            -            -       15,914              -
1.20% ..........            133           43            -          157            -            -            -              -
1.25% ..........          8,540       54,940            -        5,914            -            -        5,534              -
1.30% ..........             64    3,278,469    3,517,084          100       10,328      129,770            -      1,260,913
1.35% ..........            610        2,927            -          190            -            -          579              -
1.40% ..........          1,247    2,514,120    2,100,008            -        5,028       79,738        3,252        777,732
1.45% ..........         18,323      201,999            -        2,000            -            -        8,073              -
1.50% ..........          4,788       21,582            -        3,253            -            -        2,101              -
1.55% ..........         21,841      160,387            -       21,226            -            -       14,608              -
1.60% ..........            586       71,474            -        1,785            -            -          779              -
1.65% ..........          6,665       67,124            -        8,492            -            -        4,951              -
1.70% ..........          3,040        5,418            -          187            -            -        4,764              -
1.75% ..........          5,201       22,214            -        2,368            -            -        3,095              -
1.80% ..........         13,136      122,261            -        5,923            -            -        8,526              -
1.85% ..........          5,400       45,303            -        5,247            -            -        2,040              -
1.90% ..........          4,007        9,134            -        3,969            -            -        2,404              -
1.95% ..........          2,156       10,725            -        2,455            -            -        5,340              -
2.00% ..........          4,967       20,953            -          388            -            -          477              -
2.05% ..........          4,474       28,766            -          994            -            -        6,772              -
2.10% ..........          4,682       28,401            -          920            -            -          824              -
2.15% ..........          2,484        1,954            -          129            -            -          531              -
2.20% ..........            691        1,614            -          120            -            -            -              -
2.25% ..........          2,737        4,277            -          333            -            -          991              -
2.30% ..........          1,242        4,424            -          330            -            -        1,867              -
2.35% ..........            835        1,090            -          703            -            -           23              -
2.40% ..........            630          474            -            -            -            -            -              -

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          GVITSMdCpGr2    GVITMyMkt   GVITNWFund  GVITNWFund2    GVITLead3  GVITSmCapGr GVITSmCapGr2   GVITSmCapVal
                  -------------  -----------  -----------  -----------  -----------  ----------- ------------  -------------
2.45% ..........            294        2,398            -          143            -            -          141              -
2.50% ..........            140          603            -            -            -            -           19              -
2.55% ..........              -        2,359            -            -            -            -            -              -
2.60% ..........            247          214            -          124            -            -            -              -
2.65% ..........              -        1,172            -            -            -            -            -              -
2.70% ..........              -        7,193            -            -            -            -          143              -
2.75% ..........             45          567            -            -            -            -            -              -
2.80% ..........             52           87            -            -            -            -            -              -
2.85% ..........              -           77            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -           45            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     136,210    6,795,300    5,654,900       88,120       15,528      210,004       93,771      2,046,598
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                  GVITSmCapVal2   GVITSmComp  GVITSmComp2  GVITTGroFoc GVITTGroFoc3   GVITUSGro2   GVITUSGro3 GVITVKMultiSec
                  -------------  -----------  -----------  ----------- ------------  -----------  ----------- --------------
0.80% ..........  $           -       14,532            -           23           20            -          613            337
0.95% ..........            542            -        2,025            -            -            -            -            735
1.05% ..........              -            -          549            -            -            -            -              1
1.10% ..........            170            -          423            -            -          156            -             92
1.15% ..........         45,652            -       43,115            -            -       13,899            -         24,602
1.20% ..........            139            -          660            -            -            -            -              -
1.25% ..........         30,037            -       33,527            -            -        6,585            -         15,551
1.30% ..........            233    1,579,857        2,235        3,324        6,213            3       63,689        153,156
1.35% ..........          2,079            -        3,051            -            -          119            -            604
1.40% ..........          4,961    1,308,781        4,105          951        3,839        1,252       74,684        154,871
1.45% ..........         30,609            -       31,860            -            -        7,068            -         22,341
1.50% ..........          9,626            -       15,825            -            -        3,423            -          9,743
1.55% ..........         67,477            -       49,132            -            -       22,897            -         26,910
1.60% ..........          7,401            -        4,539            -            -        1,422            -          3,962
1.65% ..........         14,268            -       15,563            -            -        5,679            -         13,353
1.70% ..........          6,326            -       10,701            -            -        1,290            -          5,701
1.75% ..........         14,642            -       16,078            -            -        9,390            -         17,955
1.80% ..........         21,711            -       57,738            -            -       16,647            -         16,810
1.85% ..........         10,095            -       20,430            -            -        5,130            -          7,954
1.90% ..........          8,906            -        8,517            -            -        5,353            -          6,667
1.95% ..........         10,024            -        5,008            -            -        2,037            -          1,601
2.00% ..........          1,982            -        3,813            -            -          568            -          3,299
2.05% ..........          9,317            -        5,817            -            -        2,295            -          8,580
2.10% ..........          5,088            -       34,751            -            -        6,922            -          5,261
2.15% ..........          2,966            -        4,365            -            -          618            -          3,689
2.20% ..........            331            -          624            -            -        1,415            -             97
2.25% ..........          1,583            -           27            -            -          365            -          2,179
2.30% ..........            877            -        2,672            -            -        1,230            -              6
2.35% ..........             69            -           66            -            -          105            -            187
2.40% ..........             28            -          297            -            -           86            -              -
2.45% ..........            853            -        1,142            -            -          216            -              -
2.50% ..........              3            -           15            -            -        5,212            -              -
2.55% ..........              -            -            -            -            -          161            -              -
2.60% ..........              -            -            -            -            -           12            -              -
2.65% ..........            641            -           23            -            -           55            -              -
2.70% ..........            528            -          515            -            -           48            -             55
2.75% ..........              -            -            -            -            -           45            -              -
2.80% ..........              -            -            -            -            -            -            -              -
2.85% ..........              -            -            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -           46            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     309,164    2,903,170      379,208        4,298       10,072      121,749      138,986        506,299
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                     GVITWLead3       JanBal     JanCapAp  JanGlTechS2    JanGlTech  JanIntGroS2    JanIntGro     JanRMgCore
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $           -            -        1,313          163          107          121          484              -
0.95% ..........              -          117          751            -            -          205          802             99
1.05% ..........              -            -           95            -            -            -          130            890
1.10% ..........              -           71            -            -            -            -           39              -
1.15% ..........              -       20,480       10,405            -            -        1,935        6,968          1,923
1.20% ..........              -          384          149            -            -            -            -              -
1.25% ..........              -        8,213        9,969            -            -          829        2,850            944
1.30% ..........            547            -      261,161       61,800       59,770       85,654       94,676              -
1.35% ..........              -            -            -            -            -            -            -             98
1.40% ..........            731        2,301      157,657       21,333       42,197       31,107       56,670            420
1.45% ..........              -        6,314       11,267            -            -          672        2,193            393
1.50% ..........              -        7,844        2,305            -            -           99        1,549          7,451
1.55% ..........              -       30,286       19,338            -            -        1,761        6,569          1,994
1.60% ..........              -        2,740        1,908            -            -          160        4,393            295
1.65% ..........              -       13,652        5,485            -            -          356        1,111          1,098
1.70% ..........              -        3,916        8,225            -            -          728        2,794            819
1.75% ..........              -       24,784        2,856            -            -          356          916            443
1.80% ..........              -       19,389        9,201            -            -          775        5,768          1,563
1.85% ..........              -        8,591          867            -            -          178        2,240            792
1.90% ..........              -          541        1,458            -            -          327          228             14
1.95% ..........              -        2,296        1,139            -            -          941        1,950            203
2.00% ..........              -        2,685        1,712            -            -           53          512            343
2.05% ..........              -        5,017        5,141            -            -          561        1,190            296
2.10% ..........              -       15,440          320            -            -            -        1,032            255
2.15% ..........              -        2,076          380            -            -           94          792            946
2.20% ..........              -        2,128        1,173            -            -           45           54            628
2.25% ..........              -          625           49            -            -            -            -            653
2.30% ..........              -        1,305        1,309            -            -            -            -            473
2.35% ..........              -          438          253            -            -            -            5             91
2.40% ..........              -            -           45            -            -            -            -            169
2.45% ..........              -        2,769          108            -            -            -          285             70
2.50% ..........              -           16           97            -            -            -            -             18
2.55% ..........              -          296           55            -            -            -            -              -
2.60% ..........              -            -          128            -            -            -            -              -
2.65% ..........              -            -          119            -            -            -           56              -
2.70% ..........              -            -            -            -            -            -           10            445
2.75% ..........              -            -            -            -            -            -            -              -
2.80% ..........              -            -          127            -            -            -            -              -
2.85% ..........              -            -            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $       1,278      184,714      516,565       83,296      102,074      126,957      196,266         23,826
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                    JPMSTMidCap  MFSInvGrStS      MFSValS    NBAMTFasc     NBAMTGro   NBAMTGuard    NBAMTLMat     NBAMTMCGrS
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $          48            -            -            -        2,733        1,025          437              -
0.95% ..........              -            -            -            -            -            -        1,061             38
1.05% ..........              -            -            -            2            -            -          184              -
1.10% ..........              -          174        3,759           42            -            -        6,911            165
1.15% ..........              -       14,932       10,405        3,377            -            -       43,915         14,582
1.20% ..........              -          786          401           10            -            -          729             59
1.25% ..........              -       10,248       10,935        3,366            -            -       13,925          7,920
1.30% ..........         13,388          779            -          295    1,668,096      178,861      761,615             90
1.35% ..........              -          975          552          240            -            -        1,262              -
1.40% ..........         11,117        2,143        3,067          438      496,443      145,409      651,035          3,602
1.45% ..........              -        3,614        7,889        1,635            -            -       30,060          6,242
1.50% ..........              -       16,507        7,076          917            -            -       21,121          2,798
1.55% ..........              -       23,781       16,457        5,389            -            -       63,519         16,943
1.60% ..........              -        6,603        3,970        1,120            -            -        4,565          1,846
1.65% ..........              -        9,821        6,292        3,142            -            -       23,453          9,238
1.70% ..........              -        7,608        4,127          489            -            -        8,315          4,807
1.75% ..........              -        9,829        8,748        4,096            -            -       44,526          4,696
1.80% ..........              -       20,112        8,539        1,946            -            -       40,495          9,768
1.85% ..........              -        7,293        5,017        2,252            -            -        9,776          4,002
1.90% ..........              -        5,581        2,272        1,324            -            -        4,786          2,346

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued           JPMSTMidCap  MFSInvGrStS      MFSValS    NBAMTFasc     NBAMTGro   NBAMTGuard    NBAMTLMat     NBAMTMCGrS
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
1.95% ..........              -        4,456        2,254        1,454            -            -        2,979          2,973
2.00% ..........              -        4,943        1,861          964            -            -        4,796          1,308
2.05% ..........              -       10,632       11,650        2,566            -            -        9,561          5,220
2.10% ..........              -        6,786        5,087        1,016            -            -        9,689            836
2.15% ..........              -        1,219          991          182            -            -        2,190            889
2.20% ..........              -        2,589        2,540          402            -            -          407          2,141
2.25% ..........              -        2,049        1,146            -            -            -        1,841            501
2.30% ..........              -        1,456        1,638          100            -            -          422            744
2.35% ..........              -          607        1,449            -            -            -        1,371            269
2.40% ..........              -          807        1,502          217            -            -          170             89
2.45% ..........              -        1,424        2,168          122            -            -          287            158
2.50% ..........              -          567          168           17            -            -          160            164
2.55% ..........              -          287          251            -            -            -          255              -
2.60% ..........              -           12           31            -            -            -          114              -
2.65% ..........              -           42           23            -            -            -            -             22
2.70% ..........              -           50          109        1,437            -            -            -             13
2.75% ..........              -          460          487            -            -            -           21              -
2.80% ..........              -           48           23            -            -            -            -             51
2.85% ..........              -            -            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -           60            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -          111          115            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $      24,553      179,391      132,999       38,557    2,167,272      325,295    1,765,953        104,520
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                      NBAMTPart   NBAMSocRes    OppAggGro       OppBal      OppBdFd     OppCapAp    OppCapApS      OppGlSec3
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $       5,373            -          885        3,757        2,853        5,623            -            768
0.95% ..........              -        2,019            -            -            -            -          524              -
1.05% ..........              -          498            -            -            -            -           59              -
1.10% ..........              -          455            -            -            -            -          787              -
1.15% ..........              -        8,091            -            -            -            -       54,720              -
1.20% ..........              -            -            -            -            -            -        1,193              -
1.25% ..........              -        3,251            -            -            -            -       44,620              -
1.30% ..........      1,365,901        1,715      211,321    1,330,316    1,280,997    1,259,402          935        519,491
1.35% ..........              -          528            -            -            -            -        3,391              -
1.40% ..........      1,406,737          320      105,458    1,045,852    1,204,319      797,521        5,556        286,622
1.45% ..........              -        3,490            -            -            -            -       32,933              -
1.50% ..........              -        3,424            -            -            -            -       16,794              -
1.55% ..........              -       10,500            -            -            -            -       85,637              -
1.60% ..........              -          417            -            -            -            -        7,631              -
1.65% ..........              -        5,834            -            -            -            -       31,956              -
1.70% ..........              -        1,247            -            -            -            -        9,318              -
1.75% ..........              -        5,476            -            -            -            -       12,266              -
1.80% ..........              -        4,369            -            -            -            -       48,656              -
1.85% ..........              -        5,479            -            -            -            -       16,817              -
1.90% ..........              -          618            -            -            -            -       10,360              -
1.95% ..........              -        2,969            -            -            -            -        5,887              -
2.00% ..........              -        1,257            -            -            -            -        4,573              -
2.05% ..........              -        3,014            -            -            -            -       14,428              -
2.10% ..........              -        1,389            -            -            -            -       26,226              -
2.15% ..........              -          172            -            -            -            -        4,494              -
2.20% ..........              -        5,096            -            -            -            -        2,158              -
2.25% ..........              -           39            -            -            -            -        4,835              -
2.30% ..........              -          619            -            -            -            -        3,297              -
2.35% ..........              -           65            -            -            -            -        4,629              -
2.40% ..........              -           27            -            -            -            -        1,091              -
2.45% ..........              -          488            -            -            -            -        3,730              -
2.50% ..........              -          465            -            -            -            -          742              -
2.55% ..........              -           57            -            -            -            -          146              -
2.60% ..........              -          156            -            -            -            -          311              -
2.65% ..........              -           69            -            -            -            -           42              -
2.70% ..........              -           27            -            -            -            -          114              -
2.75% ..........              -            -            -            -            -            -           44              -
2.80% ..........              -           10            -            -            -            -            -              -
2.85% ..........              -            -            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             NBAMTPart   NBAMSocRes    OppAggGro       OppBal      OppBdFd     OppCapAp    OppCapApS      OppGlSec3
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            6            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $   2,778,011       73,656      317,664    2,379,925    2,488,169    2,062,546      460,900        806,881
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                      OppGlSec4     OppGlSec    OppGlSecS  OppHighIncS    OppMSFund   OppMSFundS  OppMSSmCapS      PVTGroInc
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $           -        3,349            -            -          651            -            -              -
0.95% ..........          1,333            -        1,703        1,515            -           80           65              -
1.05% ..........            804            -          503          102            -          286          250             69
1.10% ..........            108            -          514          405            -          659           62            130
1.15% ..........         24,728            -       52,722       32,388            -       42,922       18,053          5,286
1.20% ..........            268            -          893          827            -          413           51              -
1.25% ..........         14,559            -       48,886       23,879            -       24,474       10,113          3,779
1.30% ..........            612    2,712,872        2,149           48      263,618          464            8              -
1.35% ..........          4,637            -            -        1,049            -        2,013          897            151
1.40% ..........          1,451    2,101,697       10,840        6,781      185,472        6,167          994            674
1.45% ..........         13,064            -       23,101       52,920            -       21,206        9,099          1,030
1.50% ..........          5,395            -       12,915        7,123            -       11,055        4,361          2,744
1.55% ..........         24,997            -       57,791       62,817            -       64,019       28,367         12,384
1.60% ..........          1,910            -        5,185        9,480            -        8,480        3,672          1,422
1.65% ..........          9,129            -       26,386       19,224            -       27,640        6,776          8,272
1.70% ..........          2,463            -        7,765        6,816            -       12,549        3,781          1,499
1.75% ..........          7,657            -       10,207       17,823            -        8,187        5,064          1,401
1.80% ..........         13,387            -       46,375       33,942            -       37,763       19,093          5,179
1.85% ..........          6,285            -       15,328       15,006            -       10,764        3,191          1,712
1.90% ..........          2,846            -        7,341        5,605            -        6,229        2,333            491
1.95% ..........          1,252            -        1,961        3,065            -        9,073        3,076          1,078
2.00% ..........            827            -        1,544        4,497            -        8,947          387          2,173
2.05% ..........          3,405            -        4,991        8,999            -       13,449        2,388          1,510
2.10% ..........          9,569            -       22,677        7,393            -        8,183        1,428          1,044
2.15% ..........          1,258            -        2,861        1,026            -        6,149        1,572          2,977
2.20% ..........          1,161            -          262        2,025            -        3,238          452            374
2.25% ..........              -            -          124          880            -        3,094            9          1,635
2.30% ..........            658            -          245          139            -        5,372            4            347
2.35% ..........              -            -            -          427            -        1,538            -            152
2.40% ..........            380            -            -            -            -          421            -            402
2.45% ..........              -            -            -            -            -          184          157             55
2.50% ..........              -            -            -            -            -          292           15            220
2.55% ..........              -            -            -            -            -          249            -              -
2.60% ..........              -            -            -            -            -          352            -            174
2.65% ..........              -            -            -            -            -          195          600              -
2.70% ..........            327            -            -            9            -          269          167              -
2.75% ..........              -            -            -            -            -            -            -             45
2.80% ..........              -            -            -            -            -           81            -              2
2.85% ..........              -            -            -            -            -          204            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     154,470    4,817,918      365,269      326,210      449,741      346,660      126,485         58,411
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                       PVTIntEq     PVTVoyII   SRSTSmCapV       StOpp2      StDisc2   VEWrldBdR1     VEWrldBd   VEWrldEMktR1
                  -------------  -----------  -----------  -----------  -----------  -----------  ----------- --------------
0.80% ..........  $           -            -            -        6,941          504            1          154             11
0.95% ..........            120            -        1,550            -            -            -            -              -
1.05% ..........              -            -        1,109            -            -            -            -              -
1.10% ..........              -          116            -            -            -            -            -              -
1.15% ..........          3,950        4,388            -            -            -            -            -              -
1.20% ..........              -          140            -            -            -            -            -              -
1.25% ..........          2,679        3,049            -            -            -            -            -              -
1.30% ..........              -            -            -    3,966,986      695,380       11,610      358,627         16,522
1.35% ..........              -           54            -            -            -            -            -              -
1.40% ..........          1,435            -            -    1,812,797      345,836       17,760      200,690          9,293

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued              PVTIntEq     PVTVoyII   SRSTSmCapV       StOpp2      StDisc2   VEWrldBdR1     VEWrldBd   VEWrldEMktR1
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
1.45% ..........          1,764          760            -            -            -            -            -              -
1.50% ..........          2,279        1,942            -            -            -            -            -              -
1.55% ..........          5,676        4,434            -            -            -            -            -              -
1.60% ..........          1,349          250            -            -            -            -            -              -
1.65% ..........          1,758        5,948            -            -            -            -            -              -
1.70% ..........          1,667          573            -            -            -            -            -              -
1.75% ..........          1,152        1,201            -            -            -            -            -              -
1.80% ..........          3,417        1,372            -            -            -            -            -              -
1.85% ..........          1,087          650            -            -            -            -            -              -
1.90% ..........          1,285          843            -            -            -            -            -              -
1.95% ..........            102          506            -            -            -            -            -              -
2.00% ..........            191          236            -            -            -            -            -              -
2.05% ..........            496        2,138            -            -            -            -            -              -
2.10% ..........             68          184            -            -            -            -            -              -
2.15% ..........              -          641            -            -            -            -            -              -
2.20% ..........              -          713            -            -            -            -            -              -
2.25% ..........              -          452            -            -            -            -            -              -
2.30% ..........              -          867            -            -            -            -            -              -
2.35% ..........              -          227            -            -            -            -            -              -
2.40% ..........            323          642            -            -            -            -            -              -
2.45% ..........              -          243            -            -            -            -            -              -
2.50% ..........              -          244            -            -            -            -            -              -
2.55% ..........              -           54            -            -            -            -            -              -
2.60% ..........              -          173            -            -            -            -            -              -
2.65% ..........             39           13            -            -            -            -            -              -
2.70% ..........              -            -            -            -            -            -            -              -
2.75% ..........              -           44            -            -            -            -            -              -
2.80% ..........              -           48            -            -            -            -            -              -
2.85% ..........              -            -            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $      30,837       33,145        2,659    5,786,724    1,041,720       29,371      559,471         25,826
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                     VEWrldEMkt  VEWrldHAsR1    VEWrldHAs   VKCorPlus2      VKEmMkt     VKEmMkt2  VKUSRealEst   VKUSRealEst2
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $         939          271        1,815            -          415            -        6,065              -
0.95% ..........              -            -            -            -            -        1,107            -          1,673
1.05% ..........              -            -            -            -            -            -            -            157
1.10% ..........              -            -            -          127            -          297            -            755
1.15% ..........              -            -            -        6,223            -        7,697            -         55,709
1.20% ..........              -            -            -           31            -            -            -            341
1.25% ..........              -            -            -        2,866            -        5,109            -         29,847
1.30% ..........        345,412       24,435      388,739            -      159,923            -    1,159,274            259
1.35% ..........              -            -            -        1,231            -            -            -          3,541
1.40% ..........        222,897       21,629      201,185          928      104,937          812      973,254          4,343
1.45% ..........              -            -            -        4,763            -        7,055            -         26,012
1.50% ..........              -            -            -        9,919            -        4,634            -         17,927
1.55% ..........              -            -            -        9,882            -       10,908            -         76,316
1.60% ..........              -            -            -        1,713            -          917            -          9,826
1.65% ..........              -            -            -        3,709            -        1,020            -         23,727
1.70% ..........              -            -            -        3,209            -        1,025            -          5,022
1.75% ..........              -            -            -        1,965            -        1,107            -         13,315
1.80% ..........              -            -            -        9,145            -        4,695            -         44,220
1.85% ..........              -            -            -        1,826            -        2,916            -         16,451
1.90% ..........              -            -            -        2,612            -        1,007            -          8,657
1.95% ..........              -            -            -          808            -          401            -          4,808
2.00% ..........              -            -            -          389            -          147            -          2,650
2.05% ..........              -            -            -        1,891            -        1,242            -         10,495
2.10% ..........              -            -            -          688            -        1,591            -          3,454
2.15% ..........              -            -            -        3,158            -        1,056            -          1,941
2.20% ..........              -            -            -        1,746            -           64            -          1,624
2.25% ..........              -            -            -          665            -          229            -          2,148
2.30% ..........              -            -            -        1,788            -            -            -            262
2.35% ..........              -            -            -          125            -            -            -            145
2.40% ..........              -            -            -           51            -            -            -            776

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            VEWrldEMkt  VEWrldHAsR1    VEWrldHAs   VKCorPlus2      VKEmMkt     VKEmMkt2  VKUSRealEst   VKUSRealEst2
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
2.45% ..........              -            -            -          501            -          171            -          1,439
2.50% ..........              -            -            -           52            -            -            -             18
2.55% ..........              -            -            -          165            -            -            -             19
2.60% ..........              -            -            -           30            -            -            -              -
2.65% ..........              -            -            -            -            -            2            -            252
2.70% ..........              -            -            -           20            -            -            -          1,046
2.75% ..........              -            -            -            -            -            -            -            237
2.80% ..........              -            -            -            -            -            -            -              -
2.85% ..........              -            -            -           83            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     569,248       46,335      591,739       72,309      265,275       55,209    2,138,593        369,412
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                     VicDivrStk  VISLgCapGr2 VISLgCapVal2    VISModGr2
                  -------------  ----------- ------------  -----------
0.80% ..........  $           -            -            -            -
0.95% ..........              -            -            -            -
1.05% ..........              -            -            -            -
1.10% ..........              -            -            -            -
1.15% ..........             88          377          211        3,821
1.20% ..........              -            -            -            -
1.25% ..........            991        1,081        1,216        5,614
1.30% ..........              -            -            -            -
1.35% ..........              -            8           32          198
1.40% ..........              -           34           31            -
1.45% ..........             18          164          152            -
1.50% ..........            547          212           26            -
1.55% ..........             25            1            -        1,090
1.60% ..........              -          115          158        3,241
1.65% ..........             63          214          181          566
1.70% ..........            387          226          235        2,442
1.75% ..........            339            -           37           65
1.80% ..........              -            -            -            -
1.85% ..........             43            -            -            -
1.90% ..........              -          220           57           95
1.95% ..........              -            8            -           15
2.00% ..........             23            -            -            -
2.05% ..........              -            -            -            -
2.10% ..........              -            -            -            -
2.15% ..........              -            -            -            -
2.20% ..........              -            -            -            -
2.25% ..........              -            -            -            -
2.30% ..........              -            -            -            -
2.35% ..........              -           23           22            6
2.40% ..........              -            -            -            -
2.45% ..........              -            -            -            -
2.50% ..........              -            -            -            -
2.55% ..........              -            -            -            -
2.60% ..........              -            -            -            -
2.65% ..........              -            -            -            -
2.70% ..........              -            -            -            -
2.75% ..........              -            -            -            -
2.80% ..........              -            -            -            -
2.85% ..........              -            -            -            -
2.90% ..........              -            -            -            -
2.95% ..........              -            -            -            -
3.00% ..........              -            -            -            -
3.05% ..........              -            -            -            -
3.10% ..........              -            -            -            -
3.15% ..........              -            -            -            -
3.25% ..........              -            -            -            -
                  -------------  -----------  -----------  -----------
  Totals .......  $       2,524        2,683        2,358       17,153
                  =============  ===========  ===========  ===========

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $414,416,736 and $183,228,064 respectively, and total transfers from the Account to the fixed account were $105,143,370 and $157,178,548, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $12,885,852 and $5,304,151 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $3,760,175 and $10,201,851 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

     For Purchase Payment Credits, the Company contributed $1,578,876 and $482,739 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
AIM VIF - Basic Value Fund - Series II Shares
  2004 ..................     0.95% to 2.80%   2,372,812  $  12.11 to 13.78   $   35,865,728       0.00%    9.79% to   7.74%
  2003 ..................     0.95% to 2.80%     725,730     11.03 to 12.79        9,990,108       0.00%   10.28% to  27.90% (a) (b)
AIM VIF - Capital Appreciation Fund - Series II Shares
  2004 ..................     0.95% to 2.85%     995,122     11.33 to 12.54       13,783,771       0.00%    5.32% to   3.30%
  2003 ..................     0.95% to 2.80%     208,483     10.76 to 12.14        2,749,979       0.00%    7.56% to  21.42% (a) (b)
AIM VIF - Capital Development Fund - Series II Shares
  2004 ..................     0.95% to 2.70%     681,736     12.59 to 15.48       10,765,387       0.00%   14.17% to  12.16%
  2003 ..................     1.15% to 2.65%     156,782     14.00 to 13.81        2,180,408       0.00%   39.96% to  38.10% (a) (b)
Alger American Balanced Portfolio - Class S
  2004 ..................     0.95% to 1.45%      11,877     10.95 to 10.88          129,991       1.97%    3.28% to   2.76%
Alger American MidCap Growth Portfolio - Class S
  2004 ..................     0.95% to 1.45%      17,910     12.03 to 11.95          215,064       0.00%   11.69% to  11.13%
  2003 ..................         0.95%            2,204         10.77                23,746       0.00%         7.74%       (a) (b)
Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
  2004 ..................     0.95% to 2.90%   1,632,039     12.17 to 13.15       24,059,143       0.88%   10.17% to   8.00%
  2003 ..................     0.95% to 2.90%   1,055,483     11.05 to 12.18       14,215,858       0.14%   10.51% to  21.78% (a) (b)
Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
  2004 ..................     0.95% to 2.70%     497,373     13.58 to 16.94        8,511,826       0.09%   17.94% to  15.86%
  2003 ..................     1.10% to 2.70%     282,978     14.83 to 14.62        4,130,159       0.05%   48.33% to  46.22% (a) (b)
American Century VP - Balanced Fund - Class I
  2004 ..................     0.80% to 1.40%   5,476,571     17.53 to 19.35      111,421,119       1.68%    8.90% to   8.24%
  2003 ..................     0.80% to 1.40%   6,309,606     16.09 to 17.88      118,238,558       2.53%   18.50% to  17.79%
  2002 ..................     0.80% to 1.40%   6,701,595     13.58 to 16.57      106,481,584       2.84%  -10.82% to -10.28%
  2001 ..................     0.80% to 1.40%   7,936,316     15.14 to 18.56      141,082,423       2.85%   -4.90% to  -4.32%
  2000 ..................     0.80% to 1.40%   9,044,850     15.82 to 19.50      168,807,500       2.64%   -4.01% to  -3.43%
American Century VP - Capital Appreciation Fund - Class I
  2004 ..................     0.80% to 1.40%   5,652,516     10.97 to 13.45      124,449,595       0.00%    6.72% to   6.08%
  2003 ..................     0.80% to 1.40%   6,916,987     10.28 to 12.68      141,677,225       0.00%   19.51% to  18.79%
  2002 ..................     0.80% to 1.40%   8,313,614      8.60 to 21.07      140,824,556       0.00%  -22.31% to -21.83%
  2001 ..................     0.80% to 1.40%  10,868,054     11.00 to 27.09      231,878,049       0.00%  -29.08% to -28.65%
  2000 ..................     0.80% to 1.40%  15,066,720     15.42 to 38.16      441,172,198       0.00%    7.52% to   8.17%
American Century VP - Income & Growth Fund - Class I
  2004 ..................     0.80% to 1.40%   4,654,910     11.79 to 11.33       52,942,168       1.40%   12.09% to  11.41%
  2003 ..................     0.80% to 1.40%   5,714,030     10.52 to 10.17       58,274,174       1.11%   28.32% to  27.54%
  2002 ..................     0.80% to 1.40%   5,125,581      7.97 to 8.20        40,961,204       1.15%  -20.50% to -20.02%
  2001 ..................     0.80% to 1.40%   6,383,548     10.03 to 10.25       64,124,490       0.93%   -9.64% to  -9.09%
  2000 ..................     0.80% to 1.40%   6,984,801     11.10 to 11.28       77,612,740       0.63%  -11.86% to -11.33%
American Century VP - Income & Growth Fund - Class II
  2004 ..................     0.95% to 2.85%     964,870     12.53 to 11.15       14,094,019       1.13%   11.50% to   9.46%
  2003 ..................     0.95% to 2.80%     513,470     11.24 to 12.24        6,815,250       0.00%   12.35% to  22.37% (a) (b)
American Century VP - Inflation Protection Fund - Class II
  2004 ..................     0.80% to 3.00%   5,306,858     10.78 to 10.51       57,508,773       3.39%    4.96% to   2.64%
  2003 ..................     0.80% to 2.55%   1,303,256     10.27 to 10.29       13,554,997       1.08%    2.69% to   2.92% (a)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
American Century VP - International Fund - Class I
  2004 ..................     0.80% to 1.40%   4,655,031  $  17.10 to 16.24   $   76,046,364       0.57%   14.00% to  13.32%
  2003 ..................     0.80% to 1.40%   6,008,220     15.00 to 14.33       86,550,127       0.75%   23.51% to  22.77%
  2002 ..................     0.80% to 1.40%   7,997,923     11.67 to 12.14       93,782,519       0.88%  -21.49% to -21.01%
  2001 ..................     0.80% to 1.40%  12,314,247     14.87 to 15.37      183,795,862       0.09%  -30.17% to -29.74%
  2000 ..................     0.80% to 1.40%  16,440,930     21.29 to 21.88      351,199,697       0.15%  -17.98% to -17.49%
American Century VP - International Fund - Class II
  2004 ..................     0.95% to 2.15%     218,350     12.90 to 14.48        3,195,978       0.49%   13.68% to  12.31%
  2003 ..................     0.95% to 2.70%     238,887     11.35 to 12.83        3,091,431       0.00%   13.46% to  28.33% (a) (b)
American Century VP - International Fund - Class III
  2004 ..................     0.80% to 1.40%   2,469,324     11.38 to 11.20       27,706,844       0.54%   14.16% to  13.47%
  2003 ..................     0.80% to 1.40%   2,431,962      9.97 to  9.87       24,027,699       0.68%   23.51% to  22.77%
  2002 ..................     0.80% to 1.40%   1,893,970      8.04 to  8.07       15,231,448       0.00%  -19.61% to -19.28% (a) (b)
American Century VP - International Fund - Class IV
  2004 ..................     0.95% to 2.30%     493,520     11.29 to 11.19        5,550,929       0.00%   12.89% to  11.87% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class I
  2004 ..................     0.80% to 1.40%     671,844     10.88 to 10.70        7,201,616       0.00%    9.79% to   9.13%
  2003 ..................     0.80% to 1.40%     596,069      9.91 to  9.81        5,850,738       0.00%   23.90% to  23.15%
  2002 ..................     0.80% to 1.40%     144,545      7.96 to  8.00        1,151,365       0.33%  -20.37% to -20.05% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class II
  2004 ..................     0.95% to 2.85%     833,172     11.70 to 12.54       11,612,690       0.00%    9.54% to   7.44%
  2003 ..................     1.15% to 2.75%     251,964     13.07 to 11.68        3,176,173       0.00%   30.66% to  16.77% (a) (b)
American Century VP - Value Fund - Class I
  2004 ..................     0.80% to 1.40%   8,834,706     21.40 to 20.39      181,034,811       1.06%   13.42% to  12.73%
  2003 ..................     0.80% to 1.40%   9,070,068     18.87 to 18.08      164,712,767       1.01%   27.93% to  27.15%
  2002 ..................     0.80% to 1.40%  10,608,306     14.22 to 14.75      151,374,824       0.98%  -13.84% to -13.32%
  2001 ..................     0.80% to 1.40%  12,737,342     16.51 to 17.02      210,784,815       0.86%   11.23% to  11.91%
  2000 ..................     0.80% to 1.40%   6,581,120     14.84 to 15.21       97,844,440       0.87%   16.50% to  17.20%
American Century VP - Value Fund - Class II
  2004 ..................     0.95% to 2.80%   2,735,693     12.67 to 13.66       41,571,673       0.53%   13.09% to  10.98%
  2003 ..................     1.10% to 2.80%     875,072     13.63 to 12.31       11,835,842       0.00%   36.27% to  23.13% (a) (b)
American VIS - Growth Fund - Class 1
  2004 ..................         1.30%          328,214         61.68            20,244,087       0.35%        11.28%
  2003 ..................         1.30%          365,065         55.43            20,233,757       0.37%        35.36%
  2002 ..................         1.30%          395,501         40.94            16,193,780       0.18%       -25.26%
  2001 ..................         1.30%          473,727         54.78            25,950,752       0.61%       -19.01%
  2000 ..................         1.30%          553,384         67.64            37,428,733       0.00%         3.37%
American VIS - High-Income Bond Fund - Class 1
  2004 ..................         1.30%           56,446         36.63             2,067,573       5.70%         8.40%
  2003 ..................         1.30%           79,839         33.79             2,697,763      10.29%        28.10%
  2002 ..................         1.30%           52,094         26.38             1,374,108       8.77%        -2.79%
  2001 ..................         1.30%           57,996         27.14             1,573,778       9.84%         6.60%
  2000 ..................         1.30%           65,619         25.45             1,670,327       0.86%        -4.31%
American VIS - U.S. Government/AAA-Rated Securities Fund - Class 1
  2004 ..................         1.30%           91,982         26.92             2,476,082       4.87%         2.24%
  2003 ..................         1.30%          110,931         26.33             2,920,820       3.56%         1.18%
  2002 ..................         1.30%          125,824         26.02             3,274,314       4.55%         8.03%
  2001 ..................         1.30%          121,523         24.09             2,927,289       5.81%         5.84%
  2000 ..................         1.30%          130,827         22.76             2,977,576       0.56%        10.25%
Charles Schwab Money Market Portfolio
  2004 ..................     0.95% to 1.85%     438,727      9.98 to  9.86        4,373,727       0.96%   -0.06% to  -0.96%
  2003 ..................     0.95% to 1.45%     245,954      9.99 to  9.97        2,456,759       0.09%   -0.11% to  -0.27% (a) (b)
Credit Suisse Trust - Global Post-Venture Capital Portfolio
  2004 ..................     0.80% to 1.40%     509,005     12.48 to 11.89        6,084,949       0.00%   17.05% to  16.34%
  2003 ..................     0.80% to 1.40%     665,511     10.67 to 10.22        6,834,165       0.00%   46.48% to  45.59%
  2002 ..................     0.80% to 1.40%     871,300      7.02 to  7.28        6,140,841       0.00%  -35.08% to -34.68%
  2001 ..................     0.80% to 1.40%   1,505,921     10.81 to 11.15       16,336,811       0.00%  -29.64% to -29.21%
  2000 ..................     0.80% to 1.40%   2,286,968     15.37 to 15.75       35,233,535       0.00%  -20.07% to -19.58%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Credit Suisse Trust - International Focus Portfolio
  2004 ..................     0.80% to 1.40%   4,168,927  $  11.80 to 11.49   $   48,123,003       0.93%   13.82% to  13.14%
  2003 ..................     0.80% to 1.40%   5,366,505     10.37 to 10.15       54,715,107       0.43%   32.03% to  31.23%
  2002 ..................     0.80% to 1.40%   6,977,626      7.74 to  7.85       54,182,847       0.00%  -21.03% to -20.55%
  2001 ..................     0.80% to 1.40%  10,217,779      9.80 to  9.88      100,414,080       0.00%  -23.37% to -22.90%
  2000 ..................     0.80% to 1.40%  12,854,477     12.79 to 12.86      164,768,486       0.39%  -26.93% to -26.49%
Credit Suisse Trust - Small Cap Growth Portfolio
  2004 ..................     0.80% to 1.40%   7,254,068     16.86 to 17.78      129,733,218       0.00%    9.98% to   9.32%
  2003 ..................     0.80% to 1.40%   8,999,069     15.33 to 16.27      147,102,444       0.00%   47.36% to  46.47%
  2002 ..................     0.80% to 1.40%  10,206,558     10.41 to 11.19      113,825,374       0.00%  -34.62% to -34.22%
  2001 ..................     0.80% to 1.40%  13,924,081     15.82 to 17.10      237,323,291       0.00%  -17.19% to -16.69%
  2000 ..................     0.80% to 1.40%  16,612,117     18.99 to 20.63      341,736,777       0.00%  -19.25% to -18.77%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2004 ..................     0.80% to 2.70%   3,662,793     12.62 to 17.08       50,846,240       0.46%   20.91% to  18.60%
  2003 ..................     0.80% to 2.35%   2,490,303     10.43 to 10.15       27,176,568       0.28%   36.68% to  44.44% (b)
  2002 ..................     0.80% to 1.40%     466,308      7.60 to  7.63        3,546,444       0.31%  -23.97% to -23.66% (a) (b)
Dreyfus Socially Responsible Growth Fund, Inc., The
  2004 ..................     0.80% to 1.40%   5,445,879     16.49 to 20.35      115,826,541       0.36%    5.36% to   4.72%
  2003 ..................     0.80% to 1.40%   6,701,628     15.66 to 19.43      135,576,829       0.11%   25.00% to  24.24%
  2002 ..................     0.80% to 1.40%   7,243,408     12.52 to 16.66      117,819,427       0.19%  -29.94% to -29.51%
  2001 ..................     0.80% to 1.40%   9,331,556     17.77 to 23.76      215,882,811       0.06%  -23.67% to -23.20%
  2000 ..................     0.80% to 1.40%  11,621,930     23.14 to 31.10      351,236,413       0.78%  -12.27% to -11.74%
Dreyfus Stock Index Fund, Inc. - Initial Shares
  2004 ..................     0.80% to 1.40%  27,047,637     21.77 to 26.41      719,718,796       1.71%    9.76% to   9.09%
  2003 ..................     0.80% to 1.40%  32,699,415     19.84 to 24.21      796,781,905       1.40%   27.34% to  26.57%
  2002 ..................     0.80% to 1.40%  38,520,995     15.58 to 19.36      740,960,376       1.27%  -23.45% to -22.98%
  2001 ..................     0.80% to 1.40%  47,103,460     20.23 to 25.27    1,182,651,353       1.03%  -13.42% to -12.89%
  2000 ..................     0.80% to 1.40%  55,652,644     23.22 to 29.16    1,612,835,393       0.94%  -10.54% to -10.00%
Dreyfus Stock Index Fund, Inc. - Service Shares
  2004 ..................     0.95% to 3.00%   5,049,202     12.07 to 12.84       72,127,749       1.74%    9.30% to   7.04%
  2003 ..................     0.95% to 2.90%   1,563,084     11.04 to 12.00       20,724,193       0.73%   10.44% to  20.00% (a) (b)
Dreyfus VIF - Appreciation Portfolio - Initial Shares
  2004 ..................     0.80% to 1.40%   4,990,800     13.39 to 12.79       64,177,831       1.53%    4.21% to   3.58%
  2003 ..................     0.80% to 1.40%   6,013,001     12.85 to 12.35       74,581,255       1.29%   20.20% to  19.47%
  2002 ..................     0.80% to 1.40%   7,086,046     10.34 to 10.69       73,506,332       1.03%  -17.88% to -17.38%
  2001 ..................     0.80% to 1.40%   8,242,002     12.59 to 12.94      104,038,905       0.74%  -10.59% to -10.04%
  2000 ..................     0.80% to 1.40%  10,006,977     14.08 to 14.38      141,180,632       0.55%   -2.03% to  -1.44%
Dreyfus VIF - Appreciation Portfolio - Service Shares
  2004 ..................     0.95% to 2.85%   1,357,385     11.42 to 11.78       17,648,287       2.09%    3.80% to   1.81%
  2003 ..................     1.15% to 2.65%     396,749     12.70 to 12.54        4,997,749       1.99%   27.04% to  25.35% (a) (b)
Dreyfus VIF - Developing Leaders Portfolio - Service Shares
  2004 ..................     0.95% to 2.40%     327,297     11.80 to 14.81        4,907,676       0.00%    9.99% to   8.38%
  2003 ..................     1.10% to 2.40%     131,238     13.83 to 13.67        1,800,570       0.00%   38.26% to  36.67% (a) (b)
Dreyfus VIF - Growth and Income Portfolio - Initial Shares
  2004 ..................     0.80% to 1.40%   3,540,729     13.09 to 12.47       44,355,941       1.18%    6.61% to   5.96%
  2003 ..................     0.80% to 1.40%   4,245,970     12.28 to 11.77       50,156,353       0.77%   25.56% to  24.80%
  2002 ..................     0.80% to 1.40%   4,941,819      9.43 to  9.78       46,735,460       0.59%  -26.38% to -25.93%
  2001 ..................     0.80% to 1.40%   6,347,774     12.81 to 13.20       81,481,728       0.48%   -7.17% to  -6.60%
  2000 ..................     0.80% to 1.40%   6,251,144     13.80 to 14.14       86,398,707       0.63%   -5.12% to  -4.55%
Federated IS - American Leaders Fund II - Service Shares
  2004 ..................     1.15% to 2.75%     191,712     14.45 to 13.14        2,665,097       1.22%    8.24% to   6.49%
  2003 ..................     1.15% to 2.55%      77,357     13.35 to 13.18        1,001,093       0.00%   33.50% to  31.84% (a) (b)
Federated IS - Capital Appreciation Fund II - Service Shares
  2004 ..................     1.05% to 3.15%     262,174     11.60 to 12.24        3,512,976       0.53%    5.99% to   3.74%
  2003 ..................     1.10% to 2.80%     177,660     13.00 to 11.83        2,254,950       0.00%   30.02% to  18.27% (a) (b)
Federated IS - Quality Bond Fund II - Primary Shares
  2004 ..................     0.80% to 1.40%   2,208,926     11.44 to 11.26       24,906,332       4.23%    2.79% to   2.17%
  2003 ..................     0.80% to 1.40%   3,097,044     11.13 to 11.02       34,160,926       4.10%    3.81% to   3.18%
  2002 ..................     0.80% to 1.40%   2,559,029     10.68 to 10.72       27,343,161       0.00%    6.82% to   7.25% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Federated IS - Quality Bond Fund II - Service Shares
  2004 ..................     0.95% to 2.85%   3,548,586  $  10.50 to 10.78   $   37,072,244       3.23%    2.34% to   0.39%
  2003 ..................     0.95% to 2.60%   1,665,638     10.26 to 10.78       17,093,448       0.01%    2.63% to   1.48% (a) (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
  2004 ..................     0.80% to 1.40%  29,628,395     21.58 to 27.29    1,103,365,925       1.58%   10.64% to   9.97%
  2003 ..................     0.80% to 1.40%  35,119,867     19.50 to 24.82    1,172,481,617       1.79%   29.29% to  28.51%
  2002 ..................     0.80% to 1.40%  41,305,904     15.08 to 33.74    1,060,581,302       1.87%  -18.11% to -17.61%
  2001 ..................     0.80% to 1.40%  51,133,930     18.31 to 41.16    1,585,718,542       1.79%   -6.29% to  -5.72%
  2000 ..................     0.80% to 1.40%  59,929,592     19.42 to 43.88    1,971,811,609       1.76%    6.91% to   7.56%
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2
  2004 ..................     1.10% to 2.95%   6,134,314     15.13 to 13.45       91,285,573       0.82%   10.01% to   7.95%
  2003 ..................     1.10% to 2.80%   1,963,742     13.76 to 12.47       26,626,620       0.00%   37.56% to  24.68% (a) (b)
Fidelity/(R)/ VIP - Growth Portfolio - Initial Class
  2004 ..................     0.80% to 1.40%  24,907,685     17.14 to 22.65    1,021,303,176       0.28%    2.55% to   1.93%
  2003 ..................     0.80% to 1.40%  30,857,133     16.71 to 22.22    1,206,381,873       0.27%   31.79% to  30.99%
  2002 ..................     0.80% to 1.40%  36,598,859     12.68 to 43.17    1,070,077,897       0.27%  -31.09% to -30.67%
  2001 ..................     0.80% to 1.40%  48,260,844     18.29 to 62.58    1,993,120,208       0.08%  -18.81% to -18.31%
  2000 ..................     0.80% to 1.40%  60,371,162     22.39 to 77.00    3,015,865,434       0.12%  -12.22% to -11.69%
Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2
  2004 ..................     1.10% to 2.85%   3,015,154     14.17 to 12.36       41,622,162       0.09%    1.99% to   0.18%
  2003 ..................     1.10% to 2.80%   1,072,088     13.90 to 12.34       14,579,923       0.00%   38.99% to  23.39% (a) (b)
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
  2004 ..................     0.80% to 1.40%  12,101,014     12.95 to 14.13      228,193,033       8.17%    8.72% to   8.06%
  2003 ..................     0.80% to 1.40%  16,497,401     11.91 to 13.08      283,236,571       6.82%   26.25% to  25.48%
  2002 ..................     0.80% to 1.40%  17,053,114      9.43 to 19.56      231,945,065      10.24%    2.00% to   2.62%
  2001 ..................     0.80% to 1.40%  20,055,329      9.19 to 19.16      263,383,634      16.07%  -12.98% to -12.44%
  2000 ..................     0.80% to 1.40%  22,851,138     10.50 to 22.00      342,655,841       8.07%  -23.55% to -23.09%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
  2004 ..................     0.80% to 1.40%   8,332,810     16.41 to 16.88      172,049,779       1.18%   12.73% to  12.05%
  2003 ..................     0.80% to 1.40%  10,235,114     14.55 to 15.07      187,955,327       0.83%   42.22% to  41.36%
  2002 ..................     0.80% to 1.40%  12,965,489     10.23 to 13.97      167,732,039       0.89%  -21.40% to -20.92%
  2001 ..................     0.80% to 1.40%  17,812,066     12.94 to 17.76      290,908,736       5.72%  -22.28% to -21.80%
  2000 ..................     0.80% to 1.40%  22,555,451     16.55 to 22.83      472,254,098       1.65%  -20.24% to -19.75%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class R
  2004 ..................     0.80% to 1.40%   4,483,379     12.44 to 12.24       54,961,518       1.04%   12.68% to  12.00%
  2003 ..................     0.80% to 1.40%   3,556,585     11.04 to 10.92       38,898,685       0.58%   42.18% to  41.32%
  2002 ..................     0.80% to 1.40%   1,991,220      7.73 to  7.76       15,399,653       0.00%  -22.70% to -22.38% (a) (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2
  2004 ..................     1.10% to 2.35%     579,313     16.64 to 16.25        9,439,417       1.00%   12.07% to  10.65%
  2003 ..................     1.10% to 2.70%     759,076     14.85 to 14.64       11,143,294       0.00%   48.46% to  46.36% (a) (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R
  2004 ..................     1.10% to 2.75%   1,455,683     11.05 to 10.93       16,113,454       0.00%   10.51% to   9.29% (a) (b)
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
  2004 ..................     0.80% to 1.40%  15,144,673     18.12 to 17.98      387,934,534       2.80%    4.63% to   3.99%
  2003 ..................     0.80% to 1.40%  18,528,814     17.32 to 17.29      450,130,622       3.64%   17.03% to  16.32%
  2002 ..................     0.80% to 1.40%  21,172,985     14.80 to 24.49      440,820,954       4.16%  -10.01% to  -9.46%
  2001 ..................     0.80% to 1.40%  26,640,365     16.35 to 27.18      610,006,656       4.45%   -5.44% to  -4.86%
  2000 ..................     0.80% to 1.40%  33,039,586     17.18 to 28.72      794,325,046       3.53%   -5.27% to  -4.69%
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
  2004 ..................     0.80% to 1.40%  27,634,632     25.45 to 26.12      725,941,419       0.34%   14.55% to  13.86%
  2003 ..................     0.80% to 1.40%  31,289,245     22.22 to 22.94      721,253,344       0.46%   27.44% to  26.67%
  2002 ..................     0.80% to 1.40%  35,826,301     17.43 to 18.25      651,487,682       0.90%  -10.62% to -10.07%
  2001 ..................     0.80% to 1.40%  43,074,426     19.39 to 20.40      875,745,551       0.83%  -13.48% to -12.95%
  2000 ..................     0.80% to 1.40%  52,155,446     22.27 to 23.55    1,224,787,575       0.38%   -7.92% to  -7.37%
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2
  2004 ..................     1.10% to 3.10%   7,550,491     15.28 to 13.68      113,908,694       0.10%   13.89% to  11.59%
  2003 ..................     1.10% to 2.80%   1,746,863     13.41 to 12.28       23,242,672       0.00%   34.14% to  22.81% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class
  2004 ..................     0.80% to 1.40%   1,079,916  $  10.52 to 10.41   $   11,254,188       2.96%    3.48% to   2.86%
  2003 ..................     0.80% to 1.40%     441,619     10.16 to 10.12        4,471,457       0.00%    1.63% to   1.22%(a) (b)
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class 2
  2004 ..................     1.10% to 2.85%   3,702,374     10.65 to 10.52       39,157,892       2.31%    3.04% to   1.24%
  2003 ..................     1.10% to 2.60%   1,078,745     10.34 to 10.42       11,114,242       0.00%    3.40% to   2.05%(a) (b)
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class
  2004 ..................     0.80% to 1.40%   4,326,389     10.39 to  9.93       43,162,018       0.56%    6.33% to   5.69%
  2003 ..................     0.80% to 1.40%   5,119,061      9.77 to  9.40       48,280,130       0.78%   28.83% to  28.06%
  2002 ..................     0.80% to 1.40%   6,029,031      7.34 to  7.59       44,374,253       1.11%  -22.94% to -22.47%
  2001 ..................     0.80% to 1.40%   7,361,823      9.52 to  9.79       70,269,192       0.40%  -15.63% to -15.11%
  2000 ..................     0.80% to 1.40%   9,785,418     11.29 to 11.53      110,633,049       1.45%  -18.22% to -17.73%
Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2
  2004 ..................     1.10% to 3.10%   3,994,345     17.74 to 16.64       69,828,007       0.00%   23.29% to  20.79%
  2003 ..................     1.10% to 2.65%     952,250     14.39 to 14.19       13,510,593       0.00%   43.87% to  41.90% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
  2004 ..................     0.80% to 1.40%   1,973,235     13.22 to 13.01       25,716,534       0.00%   13.08% to  12.39%
  2003 ..................     0.80% to 1.40%   2,066,461     11.69 to 11.57       23,941,728       0.00%   56.53% to  55.58%
  2002 ..................     0.80% to 1.40%     204,843      7.44 to 7.47         1,524,353       0.00%  -25.61% to -25.31% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2
  2004 ..................     1.10% to 3.10%   1,160,567     18.80 to 16.13       21,344,299       0.00%   12.59% to  10.31%
  2003 ..................     1.10% to 2.65%     612,598     16.70 to 16.47       10,142,879       0.00%   66.98% to  64.69% (a) (b)
First Horizon Capital Appreciation Portfolio
  2004 ..................     1.55% to 2.30%       4,651     11.72 to 11.60           54,300       0.00%    9.52% to   8.69%
First Horizon Core Equity Portfolio
  2004 ..................     1.55% to 2.35%      63,802     11.37 to 11.25          720,213       1.40%    3.84% to   3.00%
  2003 ..................         1.55%               56         10.95                   613       0.00%         9.47%       (a) (b)
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2
  2004 ..................     0.95% to 2.95%   5,740,207     12.06 to 12.97       82,208,252       0.58%    9.94% to   7.72%
  2003 ..................     1.10% to 2.70%   1,384,163     13.22 to 13.04       18,147,130       0.13%   32.24% to  30.37% (a) (b)
Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2
  2004 ..................     0.95% to 2.75%   1,537,632     13.98 to 15.75       26,753,540       0.14%   22.57% to  20.35%
  2003 ..................     1.10% to 2.70%     401,638     14.45 to 14.25        5,756,365       0.04%   44.54% to  42.49% (a) (b)
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
  2004 ..................     0.95% to 2.25%     759,444     13.36 to 15.84       12,142,293       1.42%   17.40% to  15.86%
  2003 ..................     0.95% to 2.70%     604,314     11.38 to 13.62        8,285,031       0.17%   13.81% to  36.17% (a) (b)
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3
  2004 ..................     0.95% to 2.70%   1,223,594     11.55 to 11.42       14,077,001       0.45%   15.52% to  14.17% (a) (b)
Gartmore GVIT Comstock Value Fund - Class II
  2004 ..................     0.80% to 3.00%   2,181,509     11.32 to 14.09       34,193,585       1.18%   13.17% to  13.57% (a)
  2003 ..................     1.10% to 2.50%     447,441     13.68 to 13.51        6,093,942       0.77%   36.80% to  35.10% (a) (b)
Gartmore GVIT Dreyfus International Value Fund - Class II
  2004 ..................     0.95% to 2.70%     207,842     13.93 to 15.94        3,356,473       3.40%   18.86% to  16.76%
  2003 ..................     0.95% to 2.70%      77,090     11.75 to 13.56        1,047,743       0.00%   17.48% to  35.57% (a) (b)
Gartmore GVIT Dreyfus International Value Fund - Class III
  2004 ..................     0.80% to 1.40%   1,098,371     16.51 to 16.34       17,968,143       2.34%   19.30% to  18.58%
  2003 ..................     0.80% to 1.40%     237,590     13.74 to 13.69        3,253,297       0.00%   37.43% to  36.88% (a) (b)
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2004 ..................     0.80% to 3.00%   9,133,807     13.20 to 14.52      124,396,672       0.54%   14.81% to  12.26%
  2003 ..................     0.80% to 2.80%   8,099,016     11.49 to 12.95       93,067,272       0.43%   33.57% to  29.50%(b)
  2002 ..................     0.80% to 1.40%   6,856,576      8.47 to  8.60       58,143,111       0.43%  -16.49% to -15.98%
  2001 ..................     0.80% to 1.40%   6,105,234     10.14 to 10.24       61,955,222       0.00%   -2.70% to  -2.10%
  2000 ..................     0.80% to 1.40%   3,284,842     10.42 to 10.46       34,238,565       0.00%    4.19% to   4.61% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Gartmore GVIT Emerging Markets Fund - Class I
  2004 ..................     0.80% to 1.40%      91,659  $  13.51 to 13.16   $    1,210,001       0.79%   19.78% to  19.05%
  2003 ..................     0.80% to 1.40%     157,661     11.28 to 11.05        1,746,289       0.50%   63.94% to  62.95%
  2002 ..................     0.80% to 1.40%     263,209      6.78 to  6.88        1,788,282       0.17%  -16.42% to -15.91%
  2001 ..................     0.80% to 1.40%     657,996      8.12 to  8.18        5,343,630       0.45%   -6.52% to  -5.95%
  2000 ..................     0.80% to 1.40%       7,452      8.68 to  8.70           64,722       0.00%  -13.17% to -13.05% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class II
  2004 ..................     1.10% to 2.45%     308,910     19.96 to 19.45        6,083,130       0.89%   19.11% to  17.49%
  2003 ..................     1.10% to 2.70%     289,997     16.76 to 16.52        4,798,777       0.13%   67.55% to  65.18% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class III
  2004 ..................     0.80% to 1.40%   1,392,714     14.79 to 14.55       20,303,030       1.15%   19.79% to  19.07%
  2003 ..................     0.80% to 1.40%     991,282     12.34 to 12.22       12,125,928       0.38%   63.90% to  62.91%
  2002 ..................     0.80% to 1.40%     203,046      7.50 to  7.53        1,523,661       0.51%  -24.99% to -24.69% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class VI
  2004 ..................     1.10% to 2.75%    690,336      11.77 to 11.64        8,096,434       1.65%   17.71% to  16.41% (a) (b)
Gartmore GVIT Federated High Income Bond Fund - Class I
  2004 ..................     0.95% to 2.75%   2,793,276     11.68 to 11.69       36,076,240       7.36%    9.05% to   7.07%
  2003 ..................     1.10% to 2.70%   1,610,041     11.97 to 11.80       19,212,252       6.18%   19.74% to  18.04% (a) (b)
Gartmore GVIT Global Financial Services Fund - Class II
  2004 ..................     0.95% to 2.30%     111,302     14.02 to 16.69        1,878,091       1.63%   19.62% to  17.99%
  2003 ..................     0.95% to 2.70%      67,705     11.72 to 14.01          958,244       0.62%   17.17% to  40.97% (a) (b)
Gartmore GVIT Global Financial Services Fund - Class III
  2004 ..................     0.80% to 1.40%     401,465     14.53 to 14.29        5,747,991       2.12%   20.16% to  19.43%
  2003 ..................     0.80% to 1.40%     184,883     12.09 to 11.97        2,215,524       0.56%   40.33% to  39.48%
  2002 ..................     0.80% to 1.40%     107,155      8.58 to  8.62          919,991       0.02%  -14.19% to -13.84% (a) (b)
Gartmore GVIT Global Health Sciences Fund - Class II
  2004 ..................     0.95% to 2.40%     219,080     11.50 to 14.42        3,205,101       0.00%    6.54% to   4.98%
  2003 ..................     0.95% to 2.70%     161,686     10.79 to 13.70        2,231,226       0.00%    7.93% to  37.02% (a) (b)
Gartmore GVIT Global Health Sciences Fund - Class III
  2004 ..................     0.80% to 1.40%     753,248     12.06 to 11.86        8,950,781       0.00%    6.98% to   6.33%
  2003 ..................     0.80% to 1.40%     628,781     11.27 to 11.16        7,021,780       0.00%   35.68% to  34.86%
  2002 ..................     0.80% to 1.40%     171,383      8.27 to  8.31        1,418,210       0.00%  -17.28% to -16.95% (a) (b)
Gartmore GVIT Global Health Sciences Fund - Class VI
  2004 ..................     0.95% to 2.65%     506,914      9.88 to  9.77        4,990,392       0.00%   -1.18% to  -2.31% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class I
  2004 ..................     0.80% to 1.40%     275,982      3.09 to  3.01          833,304       0.00%    3.48% to   2.85%
  2003 ..................     0.80% to 1.40%     403,612      2.98 to  2.92        1,183,737       0.00%   53.99% to  53.06%
  2002 ..................     0.80% to 1.40%     892,288      1.91 to  1.94        1,708,163       0.86%  -43.58% to -43.24%
  2001 ..................     0.80% to 1.40%     798,837      3.39 to  3.41        2,707,606       0.00%  -43.53% to -43.18%
  2000 ..................     0.80% to 1.40%     291,856      6.00 to  6.01        1,750,693       0.00%  -40.03% to -39.94% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class II
  2004 ..................     0.95% to 2.45%     153,937     10.73 to 15.39        2,408,354       0.00%    3.04% to   1.48%
  2003 ..................     1.15% to 2.65%     231,676     15.34 to 15.14        3,537,844       0.00%   53.44% to  51.40% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class III
  2004 ..................     0.80% to 1.40%     575,407     11.39 to 11.20        6,459,815       0.00%    3.44% to   2.82%
  2003 ..................     0.80% to 1.40%     865,791     11.01 to 10.90        9,446,336       0.00%   53.95% to  53.02%
  2002 ..................     0.80% to 1.40%     298,373      7.12 to  7.15        2,125,940       0.11%  -28.78% to -28.49% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class VI
  2004 ..................     0.95% to 2.40%     250,218     10.89 to 10.79        2,713,673       0.00%    8.94% to   7.89% (a) (b)
Gartmore GVIT Global Utilities Fund - Class II
  2004 ..................     0.95% to 2.10%      67,201     14.84 to 15.70        1,066,556       1.00%   28.33% to  26.84%
  2003 ..................     1.15% to 2.70%      87,903     12.48 to 12.31        1,092,226       0.43%   24.79% to  23.08% (a) (b)
Gartmore GVIT Global Utilities Fund - Class III
  2004 ..................     0.80% to 1.40%     578,802     13.72 to 13.50        7,825,622       1.25%   28.91% to  28.13%
  2003 ..................     0.80% to 1.40%     116,517     10.64 to 10.54        1,228,994       0.62%   23.18% to  22.43%
  2002 ..................     0.80% to 1.40%      62,563      8.61 to  8.64          538,730       0.73%  -13.93% to -13.58% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Gartmore GVIT Government Bond Fund - Class I
  2004 ..................     0.80% to 2.80%  13,067,914  $  16.26 to  9.90   $  287,828,407       5.37%    2.44% to   0.37%
  2003 ..................     0.80% to 2.60%  10,401,281     15.87 to 10.61      160,274,272       3.27%    1.18% to  -0.30% (b)
  2002 ..................     0.80% to 1.40%  15,387,215     15.69 to 16.40      252,312,055       4.37%    9.43% to  10.10%
  2001 ..................     0.80% to 1.40%  11,948,339     14.25 to 14.99      179,032,738       5.17%    5.75% to   6.39%
  2000 ..................     0.80% to 1.40%  10,784,863     13.39 to 14.17      152,585,708       5.31%   10.97% to  11.64%
 Tax qualified
  2003 ..................         1.30%        2,859,598         44.06           125,987,256       3.27%         0.67%
  2002 ..................         1.30%        3,796,805         43.76           166,158,150       4.37%         9.54%
  2001 ..................         1.30%        3,026,477         39.95           120,910,304       5.17%         5.85%
  2000 ..................         1.30%        2,868,756         37.74           108,271,923       5.31%        11.08%
 Non-tax qualified
  2003 ..................         1.30%        1,460,899         43.94            64,193,822       3.27%         0.67%
  2002 ..................         1.30%        2,262,829         43.65            98,765,786       4.37%         9.54%
  2001 ..................         1.30%        2,026,602         39.85            80,750,598       5.17%         5.85%
  2000 ..................         1.30%        2,244,962         37.74            84,728,835       5.31%        11.08%
Gartmore GVIT Growth Fund - Class I
  2004 ..................     0.80% to 1.40%   5,607,355     12.44 to 14.02       85,306,314       0.30%    7.29% to   6.64%
  2003 ..................     0.80% to 1.40%   6,721,760     11.59 to 13.14       95,565,258       0.02%   31.68% to  30.88%
  2002 ..................     0.80% to 1.40%   7,527,420      8.80 to 11.40       81,445,432       0.00%  -29.72% to -29.29%
  2001 ..................     0.80% to 1.40%   9,697,122     12.45 to 16.21      148,778,467       0.00%  -29.15% to -28.71%
  2000 ..................     0.80% to 1.40%  12,153,485     17.46 to 22.85      261,874,081       0.18%  -27.56% to -27.12%
Gartmore GVIT ID Aggressive Fund - Class II
  2004 ..................     0.80% to 3.15%  15,370,206     12.24 to 13.85      229,534,791       2.08%   13.11% to  10.44%
  2003 ..................     0.80% to 3.15%   2,319,152     10.82 to 12.54       29,121,998       0.96%   30.81% to  25.39% (b)
  2002 ..................     0.80% to 1.40%     222,189      8.22 to  8.27        1,828,268       1.09%  -17.77% to -17.30% (a) (b)
Gartmore GVIT ID Conservative Fund - Class II
  2004 ..................     0.80% to 2.85%   8,879,736     11.09 to 10.58       97,796,092       2.75%    3.82% to   1.67%
  2003 ..................     0.80% to 2.65%   3,354,319     10.68 to 10.64       35,767,690       2.15%    7.04% to   6.37% (b)
  2002 ..................     0.80% to 1.40%   1,455,743      9.92 to  9.98       14,443,651       2.79%   -0.81% to  -0.24% (a) (b)
Gartmore GVIT ID Moderate Fund - Class II
  2004 ..................     0.80% to 3.10%  39,171,967     11.74 to 12.16      503,658,002       2.41%    8.66% to   6.14%
  2003 ..................     0.80% to 3.00%  10,453,015     10.80 to 11.47      121,349,850       1.41%   19.09% to  14.66% (b)
  2002 ..................     0.80% to 1.40%   2,118,040      9.02 to  9.07       19,115,308       1.76%   -9.79% to  -9.28% (a) (b)
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 ..................     0.80% to 3.25%  28,932,284     12.05 to 13.09      404,519,632       2.13%   11.20% to   8.45%
  2003 ..................     0.80% to 2.85%   6,494,549     10.83 to 10.53       78,820,084       1.04%   25.63% to  29.11% (b)
  2002 ..................     0.80% to 1.40%   1,018,177      8.57 to  8.62        8,735,441       1.70%  -14.26% to -13.77% (a) (b)
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 ..................     0.80% to 3.00%  14,377,462     11.47 to 11.34      171,579,370       2.61%    6.30% to   3.94%
  2003 ..................     0.80% to 2.85%   4,202,278     10.79 to 10.41       46,736,320       1.81%   12.79% to  13.27% (b)
  2002 ..................     0.80% to 1.40%     830,335      9.52 to  9.57        7,906,829       2.34%   -4.83% to  -4.29% (a) (b)
Gartmore GVIT International Growth Fund - Class I
  2004 ..................     0.80% to 1.40%      15,800      7.50 to  7.31          116,027       0.73%   13.28% to  12.60%
  2003 ..................     0.80% to 1.40%      20,616      6.62 to  6.49          134,284       0.00%   34.54% to  33.73%
  2002 ..................     0.80% to 1.40%      29,445      4.85 to  4.92          143,224       0.00%  -25.17% to -24.71%
  2001 ..................     0.80% to 1.40%      34,979      6.48 to  6.53          227,067       0.38%  -29.66% to -29.22%
  2000 ..................     0.80% to 1.30%       4,075      9.22 to  9.23           37,598       0.00%   -7.79% to  -7.68% (a) (b)
Gartmore GVIT International Growth Fund - Class III
  2004 ..................     0.80% to 1.40%     348,335     11.87 to 11.68        4,073,360       1.00%   13.44% to  12.75%
  2003 ..................     0.80% to 1.40%     222,505     10.46 to 10.36        2,306,595       0.00%   34.25% to  33.44%
  2002 ..................     0.80% to 1.40%      89,607      7.76 to  7.79          695,629       0.00%  -22.38% to -22.06% (a) (b)
Gartmore GVIT International Value Fund - Class VI
  2004 ..................     0.95% to 2.65%     975,961     11.51 to 11.38       11,193,338       0.88%   15.15% to  13.84% (a) (b)
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
  2004 ..................     1.30% to 1.40%      82,004     10.72 to 10.71          878,643       1.67%    7.17% to   7.10% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Gartmore GVIT Mid Cap Growth Fund - Class I
  2004 ..................     0.80% to 1.40%   2,756,609  $   5.57 to  5.41   $   14,976,290       0.00%   14.42% to  13.72%
  2003 ..................     0.80% to 1.40%   3,739,814      4.87 to  4.76       17,845,308       0.00%   39.02% to  38.18%
  2002 ..................     0.80% to 1.40%   2,660,898      3.45 to  3.50        9,184,293       0.00%  -37.90% to -37.52%
  2001 ..................     0.80% to 1.40%   3,055,759      5.55 to  5.60       16,970,224       0.00%  -31.29% to -30.87%
  2000 ..................     0.80% to 1.40%   5,375,674      8.08 to  8.11       43,423,723       0.00%  -19.25% to -18.92% (a) (b)
Gartmore GVIT Mid Cap Growth Fund - Class II
  2004 ..................     0.95% to 2.80%   1,007,022     12.22 to 13.96       14,330,559       0.00%   14.12% to  11.99%
  2003 ..................     1.15% to 2.80%     299,970     12.61 to 12.46        3,768,515       0.00%   26.05% to  24.65% (a) (b)
Gartmore GVIT Money Market Fund - Class I
  2004 ..................     0.80% to 2.85%  24,692,825     12.91 to  9.59      402,897,044       0.83%    0.00% to  -2.06%
  2003 ..................     0.80% to 2.45%  31,545,544     12.91 to  9.83      530,145,947       0.67%   -0.18% to  -1.71% (b)
  2002 ..................     0.80% to 1.40%  41,511,317     12.93 to 26.43      755,818,167       1.22%   -0.21% to   0.40%
  2001 ..................     0.80% to 1.40%  52,653,826      6.57 to 26.46      942,668,967       3.70%  -29.14% to   2.77%
  2000 ..................     0.80% to 1.40%  50,932,433      9.27 to 25.88      915,732,791       5.34%   -7.33% to   5.18%
Gartmore GVIT Nationwide/(R)/ Fund - Class I
  2004 ..................     0.80% to 1.40%   9,363,974     19.42 to 22.41      409,609,560       1.22%    8.87% to   8.22%
  2003 ..................     0.80% to 1.40%   8,257,174     17.84 to 20.71      170,241,418       0.54%   26.49% to  25.73%
  2002 ..................     0.80% to 1.40%  10,146,387     14.10 to 16.47      166,485,649       0.83%  -18.51% to -18.02%
  2001 ..................     0.80% to 1.40%  13,185,196     17.20 to 20.22      265,553,730       0.72%  -13.06% to -12.53%
  2000 ..................     0.80% to 1.40%  16,051,622     19.66 to 23.25      372,125,058       0.60%   -3.48% to  -2.90%
Tax qualified
  2003 ..................         1.30%        2,184,289         85.06           185,796,420       0.54%        25.86%
  2002 ..................         1.30%        2,441,029         67.59           164,977,267       0.83%       -18.43%
  2001 ..................         1.30%        2,811,964         82.85           232,983,965       0.72%       -12.97%
  2000 ..................         1.30%        3,204,746         95.21           305,110,163       0.60%        -3.39%
Non-tax qualified
  2003 ..................         1.30%        1,167,236         82.87            96,728,819       0.54%        25.86%
  2002 ..................         1.30%        1,364,710         65.84            89,858,992       0.83%       -18.43%
  2001 ..................         1.30%        1,664,242         80.72           134,339,234       0.72%       -12.97%
  2000 ..................         1.30%        2,074,432         92.75           192,412,090       0.60%        -3.39%
Gartmore GVIT Nationwide/(R)/ Fund - Class II
  2004 ..................     1.10% to 2.95%     618,825     14.29 to 12.67        8,749,904       1.25%    8.33% to   6.30%
  2003 ..................     1.15% to 2.60%     241,206     13.18 to 13.01        3,168,470       0.12%   31.81% to  30.12% (a) (b)
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III
  2004 ..................     0.80% to 1.40%     109,158     12.33 to 12.13        1,327,655       0.41%   17.82% to  17.11%
  2003 ..................     0.80% to 1.40%     112,472     10.47 to 10.36        1,167,054       0.19%   24.59% to  23.84%
  2002 ..................     0.80% to 1.40%     140,893      8.37 to  8.40        1,179,449       1.10%  -16.33% to -15.99% (a) (b)
 Gartmore GVIT Small Cap Growth Fund - Class I
  2004 ..................     0.80% to 1.40%   2,492,775      7.08 to  6.89       17,218,219       0.00%   12.51% to  11.83%
  2003 ..................     0.80% to 1.40%   2,968,907      6.30 to  6.16       18,323,132       0.00%   33.19% to  32.39%
  2002 ..................     0.80% to 1.40%   2,398,287      4.65 to  4.73       11,172,305       0.00%  -34.22% to -33.82%
  2001 ..................     0.80% to 1.40%   2,774,965      7.07 to  7.14       19,637,744       0.00%  -12.10% to -11.56%
  2000 ..................     0.80% to 1.40%   1,115,197      8.04 to  8.08        8,973,889       0.00%  -19.56% to -19.24% (a) (b)
Gartmore GVIT Small Cap Growth Fund - Class II
  2004 ..................     1.10% to 2.50%     638,942     15.45 to 15.05        9,662,816       0.00%   11.92% to  10.34%
  2003 ..................     1.10% to 2.45%     253,671     13.81 to 13.64        3,438,415       0.00%   38.07% to  36.42% (a) (b)
Gartmore GVIT Small Cap Value Fund - Class I
  2004 ..................     0.80% to 1.40%   7,841,197     19.93 to 19.14      150,777,246       0.00%   16.36% to  15.66%
  2003 ..................     0.80% to 1.40%   9,693,103     17.13 to 16.55      160,991,883       0.00%   55.60% to  54.66%
  2002 ..................     0.80% to 1.40%  10,426,144     10.70 to 11.01      111,874,546       0.01%  -28.18% to -27.75%
  2001 ..................     0.80% to 1.40%  15,189,321     14.90 to 15.23      226,764,114       0.04%   26.47% to  27.25%
  2000 ..................     0.80% to 1.40%   8,200,471     11.78 to 11.97       96,733,922       0.00%    9.65% to  10.31%
Gartmore GVIT Small Cap Value Fund - Class II
  2004 ..................     0.95% to 2.70%   1,569,325     13.45 to 18.85       30,077,570       0.00%   15.89% to  13.84%
  2003 ..................     0.95% to 2.70%     573,102     11.61 to 16.55        9,519,702       0.00%   16.09% to  65.55% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Gartmore GVIT Small Company Fund - Class I
  2004 ..................     0.80% to 1.40%   7,419,392  $  31.38 to 29.70   $  221,665,394       0.00%   18.07% to  17.36%
  2003 ..................     0.80% to 1.40%   8,866,029     26.57 to 25.31      225,469,321       0.00%   39.89% to  39.04%
  2002 ..................     0.80% to 1.40%  10,259,753     18.20 to 19.00      187,503,638       0.00%  -18.49% to -17.99%
  2001 ..................     0.80% to 1.40%  12,511,847     22.33 to 23.16      280,313,474       0.10%   -8.02% to  -7.46%
  2000 ..................     0.80% to 1.40%  14,297,583     24.28 to 25.03      348,024,697       0.03%    7.38% to   8.03%
Gartmore GVIT Small Company Fund - Class II
  2004 ..................     0.95% to 2.65%   2,079,601     13.04 to 16.79       35,465,182       0.00%   17.66% to  15.64%
  2003 ..................     0.95% to 2.70%     652,337     11.08 to 14.51        9,493,737       0.00%   10.84% to  45.11% (a) (b)
Gartmore GVIT Turner Growth Focus Fund - Class I
  2003 ..................     0.80% to 1.40%     366,483      3.25 to  3.19        1,171,318       0.00%   49.76% to  48.85%
  2002 ..................     0.80% to 1.40%     471,889      2.14 to  2.17        1,012,335       0.00%  -43.66% to -43.32%
  2001 ..................     0.80% to 1.40%   1,136,075      3.80 to  3.83        4,320,795       0.00%  -39.89% to -39.52%
  2000 ..................     0.80% to 1.40%     325,513      6.32 to  6.33        2,058,443       0.00%  -36.77% to -36.68% (a) (b)
Gartmore GVIT Turner Growth Focus Fund - Class III
  2003 ..................     0.80% to 1.40%     222,768     11.22 to 11.10        2,475,993       0.00%   49.27% to  48.37%
  2002 ..................     0.80% to 1.40%     131,428      7.48 to  7.51          983,837       0.00%  -25.17% to -24.87% (a) (b)
Gartmore GVIT U.S. Growth Leaders Fund - Class II
  2004 ..................     1.10% to 2.95%     643,867     16.62 to 14.27       10,597,692       0.00%   10.87% to   8.79%
  2003 ..................     1.10% to 2.50%     275,354     14.99 to 14.81        4,108,083       0.00%   49.94% to  48.08% (a) (b)
Gartmore GVIT U.S. Growth Leaders Fund - Class III
  2004 ..................     0.80% to 1.40%     652,165     13.83 to 13.61        8,890,581       0.00%   11.55% to  10.87%
  2003 ..................     0.80% to 1.40%     994,663     12.40 to 12.28       12,223,231       0.00%   51.18% to  50.26%
  2002 ..................     0.80% to 1.40%      38,325      8.17 to  8.20          313,433       0.00%  -18.29% to -17.96% (a) (b)
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
  2004 ..................     0.80% to 2.35%   3,294,635     13.48 to 11.28       40,671,999       5.14%    5.68% to   4.03%
  2003 ..................     0.80% to 2.25%   2,474,699     12.76 to 10.85       29,929,422       5.67%   11.22% to   8.50% (b)
  2002 ..................     0.80% to 1.40%   1,720,805     11.29 to 11.47       19,448,829       6.23%    5.71% to   6.35%
  2001 ..................     0.80% to 1.40%   1,227,820     10.68 to 10.79       13,121,043       6.75%    2.72% to   3.35%
  2000 ..................     0.80% to 1.40%     753,921     10.40 to 10.44        7,839,751       4.77%    3.95% to   4.37% (a) (b)
Gartmore GVIT Worldwide Leaders Fund - Class III
  2004 ..................     1.30% to 1.40%      19,645     11.58 to 11.57          227,435       0.00%   15.79% to  15.71% (a) (b)
Janus AS - Balanced Portfolio - Service Shares
  2004 ..................     0.95% to 2.55%     965,605     11.40 to 12.06       11,838,785       2.75%    7.26% to   5.53%
  2003 ..................     1.10% to 2.55%     546,262     11.57 to 11.42        6,279,309       1.86%   15.72% to  14.23% (a) (b)
Janus AS - Capital Appreciation Portfolio - Service Shares
  2004 ..................     0.80% to 2.80%   5,056,803      7.12 to 13.24       38,894,723       0.02%   17.02% to  14.67%
  2003 ..................     0.80% to 2.80%   5,884,690      6.09 to 11.55       37,329,405       0.23%   19.27% to  15.50% (b)
  2002 ..................     0.80% to 1.40%   6,806,637      5.02 to  5.10       34,232,639       0.28%  -17.11% to -16.60%
  2001 ..................     0.80% to 1.40%   9,548,813      6.06 to  6.12       57,892,929       0.88%  -22.93% to -22.46%
  2000 ..................     0.80% to 1.40%   8,545,714      7.86 to  7.89       67,188,846       1.43%  -21.40% to -21.09% (a) (b)
Janus AS - Global Technology Portfolio - Service II Shares
  2004 ..................     0.80% to 1.40%     608,518     10.39 to 10.22        6,234,982       0.00%    0.03% to  -0.58%
  2003 ..................     0.80% to 1.40%     646,612     10.39 to 10.28        6,657,474       0.00%   45.96% to  45.08%
  2002 ..................     0.80% to 1.40%     330,773      7.09 to  7.12        2,345,727       0.00%  -29.12% to -28.83% (a) (b)
Janus AS - Global Technology Portfolio - Service Shares
  2004 ..................     0.80% to 1.40%   1,940,791      3.56 to  3.46        6,737,842       0.00%   -0.24% to  -0.84%
  2003 ..................     0.80% to 1.40%   2,607,410      3.57 to  3.49        9,122,989       0.00%   45.30% to  44.43%
  2002 ..................     0.80% to 1.40%   3,550,055      2.42 to  2.46        8,594,761       0.00%  -41.76% to -41.41%
  2001 ..................     0.80% to 1.40%   7,619,692      4.15 to  4.19       31,652,697       0.55%  -38.20% to -37.82%
  2000 ..................     0.80% to 1.40%   6,665,928      6.72 to  6.74       44,781,489       1.26%  -32.84% to -32.57% (a) (b)
Janus AS - International Growth Portfolio - Service II Shares
  2004 ..................     0.80% to 2.20%     995,810     12.21 to 11.33       11,887,853       0.91%   17.76% to  13.29% (b)
  2003 ..................     0.80% to 1.40%     739,921     10.37 to 10.26        7,601,917       1.03%   33.47% to  32.66%
  2002 ..................     0.80% to 1.40%     646,682      7.74 to  7.77        5,004,178       0.39%  -22.65% to -22.33% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Janus AS - International Growth Portfolio - Service Shares
  2004 ..................     0.80% to 2.45%   1,822,897  $   6.95 to 16.53   $   14,029,437       0.77%   17.74% to  15.78%
  2003 ..................     0.80% to 2.15%   2,390,414      5.90 to 14.32       15,852,117       0.84%   33.46% to  43.16% (b)
  2002 ..................     0.80% to 1.40%   3,173,860      4.35 to  4.42       13,840,520       0.54%  -26.80% to -26.35%
  2001 ..................     0.80% to 1.40%   5,559,505      5.95 to  6.01       33,096,406       0.73%  -24.51% to -24.05%
  2000 ..................     0.80% to 1.40%   5,575,707      7.88 to  7.91       43,940,893       6.60%  -21.22% to -20.90% (a) (b)
Janus AS - Risk-Managed Core Portfolio - Service Shares
  2004 ..................     0.95% to 2.70%     141,265     12.98 to 13.81        1,972,978       2.26%   16.35% to  14.29%
  2003 ..................     1.15% to 2.70%      40,586     12.21 to 12.08          493,558       0.14%   22.08% to  20.80% (a) (b)
JPMorgan Series Trust II - Mid Cap Value Portfolio
  2004 ..................     0.80% to 1.40%     837,806     11.42 to 11.38        9,536,123       0.00%   14.23% to  13.78% (a) (b)
MFS/(R)/ VIT - Investors Growth Stock Series - Service Class
  2004 ..................     1.10% to 3.15%   1,330,865     13.65 to 11.97       17,804,034       0.00%    7.79% to   5.55%
  2003 ..................     1.15% to 2.80%     430,072     12.66 to 11.36        5,365,390       0.00%   26.62% to  13.64% (a) (b)
MFS/(R)/ VIT - Value Series - Service Class
  2004 ..................     1.10% to 3.15%     871,754     14.94 to 13.44       12,731,984       0.38%   13.56% to  11.21%
  2003 ..................     1.10% to 2.75%     318,844     13.16 to 12.12        4,095,704       0.01%   31.60% to  21.20% (a) (b)
Neuberger Berman AMT - Fasciano Portfolio - S Class
  2004 ..................     1.05% to 2.50%     257,470     12.18 to 14.66        3,819,533       0.00%   10.70% to   9.08%
  2003 ..................     1.15% to 2.70%     102,949     13.60 to 13.41        1,391,900       0.00%   36.01% to  34.14% (a) (b)
Neuberger Berman AMT - Growth Portfolio/(R)/ - I Class
  2004 ..................     0.80% to 1.40%   5,418,656     14.72 to 17.18      167,323,055       0.00%   15.67% to  14.97%
  2003 ..................     0.80% to 1.40%   6,552,886     12.73 to 14.94      172,620,548       0.00%   30.35% to  29.56%
  2002 ..................     0.80% to 1.40%   7,698,064      9.76 to 26.11      153,833,660       0.00%  -32.13% to -31.72%
  2001 ..................     0.80% to 1.40%  10,799,050     14.30 to 38.43      306,052,926       0.00%  -31.34% to -30.92%
  2000 ..................     0.80% to 1.40%  13,936,461     20.70 to 55.92      563,039,721       0.00%  -12.89% to -12.36%
Neuberger Berman AMT - Guardian Portfolio - I Class
  2004 ..................     0.80% to 1.40%   2,342,770     11.40 to 10.95       25,763,450       0.11%   14.89% to  14.19%
  2003 ..................     0.80% to 1.40%   2,668,163      9.93 to  9.59       25,677,371       0.81%   30.71% to  29.92%
  2002 ..................     0.80% to 1.40%   3,171,959      7.38 to  7.59       23,476,909       0.85%  -27.48% to -27.04%
  2001 ..................     0.80% to 1.40%   4,484,103     10.18 to 10.41       45,734,504       0.60%   -2.90% to  -2.30%
  2000 ..................     0.80% to 1.40%   3,562,207     10.48 to 10.65       37,395,138       0.55%   -0.28% to   0.33%
Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class
  2004 ..................     0.80% to 2.75%   8,511,968     14.11 to  9.72      125,688,679       3.65%   -0.03% to  -1.99%
  2003 ..................     0.80% to 2.60%   7,936,054     14.11 to 10.21      129,353,531       4.54%    1.60% to  -0.34% (b)
  2002 ..................     0.80% to 1.40%   8,258,426     13.89 to 21.48      142,681,972       4.63%    3.86% to   4.50%
  2001 ..................     0.80% to 1.40%   8,080,794     13.29 to 20.66      132,414,159       5.72%    7.25% to   7.91%
  2000 ..................     0.80% to 1.40%   7,529,063     12.32 to 19.24      118,958,164       6.64%    5.30% to   5.93%
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - S Class
  2004 ..................     0.95% to 2.80%     543,076     12.22 to 13.99        7,797,293       0.00%   14.93% to  12.79%
  2003 ..................     1.15% to 2.80%     425,358     12.62 to 12.41        5,345,674       0.00%   26.19% to  24.08%
Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class
  2004 ..................     0.80% to 1.40%   7,656,207     22.32 to 26.94      207,292,280       0.01%   18.02% to  17.31%
  2003 ..................     0.80% to 1.40%   9,238,599     18.91 to 22.97      213,058,281       0.00%   34.01% to  33.20%
  2002 ..................     0.80% to 1.40%  10,763,542     14.11 to 17.39      186,221,915       0.57%  -25.21% to -24.75%
  2001 ..................     0.80% to 1.40%  13,271,405     18.75 to 23.23      306,818,501       0.40%   -4.20% to  -3.61%
  2000 ..................     0.80% to 1.40%  15,596,919     19.46 to 24.22      376,199,275       0.81%   -0.70% to  -0.10%
Neuberger Berman AMT - Socially Responsive Portfolio - I Class
  2004 ..................     0.95% to 3.00%     851,027     12.45 to 13.32       11,561,669       0.00%   12.20% to   9.88%
  2003 ..................     1.10% to 2.15%      87,804     12.28 to 12.20        1,075,366       0.00%   22.84% to  21.97% (a) (b)
Oppenheimer Aggressive Growth Fund/VA - Initial Class
  2004 ..................     0.80% to 1.40%   5,103,889      5.63 to  5.47       28,008,620       0.00%   18.82% to  18.10%
  2003 ..................     0.80% to 1.40%   4,845,750      4.74 to  4.63       22,499,732       0.00%   24.59% to  23.83%
  2002 ..................     0.80% to 1.40%   4,980,792      3.74 to  3.80       18,660,610       0.67%  -28.80% to -28.37%
  2001 ..................     0.80% to 1.40%   6,975,880      5.25 to  5.31       36,678,338       0.85%  -32.24% to -31.82%
  2000 ..................     0.80% to 1.40%  11,693,759      7.75 to  7.78       90,675,620       0.00%  -22.49% to -22.17% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Oppenheimer Balanced Fund/VA - Initial Class
  2004 ..................     0.80% to 1.40%   6,601,220  $  20.75 to 22.43   $  175,416,139       1.04%    9.22% to   8.56%
  2003 ..................     0.80% to 1.40%   7,605,940     19.00 to 20.66      184,623,097       2.85%   23.96% to  23.21%
  2002 ..................     0.80% to 1.40%   8,670,954     15.33 to 22.73      169,953,878       3.70%  -11.66% to -11.12%
  2001 ..................     0.80% to 1.40%  11,167,226     17.24 to 25.70      245,234,141       3.91%    0.78% to   1.40%
  2000 ..................     0.80% to 1.40%  12,317,917     17.01 to 25.48      268,196,591       4.69%    4.96% to   5.59%
Oppenheimer Bond Fund/VA - Initial Class
  2004 ..................     0.80% to 1.40%   8,037,160     16.19 to 16.74      165,175,386       4.84%    4.65% to   4.02%
  2003 ..................     0.80% to 1.40%  10,449,202     15.47 to 16.09      203,238,653       6.01%    5.93% to   5.28%
  2002 ..................     0.80% to 1.40%  13,606,303     14.61 to 23.00      247,141,316       7.33%    7.55% to   8.21%
  2001 ..................     0.80% to 1.40%  15,690,317     13.50 to 21.36      263,233,422       7.50%    6.27% to   6.92%
  2000 ..................     0.80% to 1.40%  15,613,185     12.63 to 20.08      245,812,715       7.98%    4.62% to   5.25%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
  2004 ..................     0.80% to 1.40%  10,200,109     15.50 to 14.82      151,901,981       0.31%    6.08% to   5.44%
  2003 ..................     0.80% to 1.40%  11,344,613     14.62 to 14.05      160,093,105       0.40%   29.90% to  29.11%
  2002 ..................     0.80% to 1.40%  12,583,296     10.88 to 11.25      137,424,259       0.64%  -27.88% to -27.44%
  2001 ..................     0.80% to 1.40%  16,326,806     15.09 to 15.51      247,044,846       0.65%  -13.81% to -13.28%
  2000 ..................     0.80% to 1.40%  18,754,596     17.51 to 17.88      329,017,823       0.13%   -1.62% to  -1.02%
Oppenheimer Capital Appreciation Fund/VA - Service Class
  2004 ..................     0.95% to 2.75%   3,161,586     11.54 to 12.65       44,803,436       0.18%    5.60% to   3.68%
  2003 ..................     1.10% to 2.70%   1,061,170     13.70 to 13.51       14,365,108       0.00%   37.02% to  35.08% (a) (b)
Oppenheimer Global Securities Fund/VA - Class 3
  2004 ..................     0.80% to 1.40%   4,802,654     16.88 to 16.71       80,353,321       1.07%   18.24% to  17.53%
  2003 ..................     0.80% to 1.40%   3,077,238     14.28 to 14.22       43,773,740       0.00%   42.77% to  42.19% (a) (b)
Oppenheimer Global Securities Fund/VA - Class 4
  2004 ..................     0.95% to 2.70%   2,505,064     11.57 to 11.43       28,879,946       0.00%   15.69% to  14.33% (a) (b)
Oppenheimer Global Securities Fund/VA - Initial Class
  2004 ..................     0.80% to 1.40%  11,400,256     30.02 to 29.53      355,783,572       1.28%   18.21% to  17.50%
  2003 ..................     0.80% to 1.40%  14,615,943     25.40 to 25.13      387,057,516       0.78%   41.88% to  41.02%
  2002 ..................     0.80% to 1.40%  19,239,592     17.82 to 19.54      360,616,517       0.58%  -23.23% to -22.76%
  2001 ..................     0.80% to 1.40%  23,483,483     23.17 to 25.43      571,268,506       0.72%  -13.28% to -12.75%
  2000 ..................     0.80% to 1.40%  28,160,751     26.56 to 29.29      788,738,754       0.29%    3.63% to   4.25%
Oppenheimer Global Securities Fund/VA - Service Class
  2004 ..................     0.95% to 2.30%   1,316,404     13.91 to 17.46       23,100,094       1.49%   17.75% to  16.15%
  2003 ..................     1.10% to 2.30%   1,143,121     15.19 to 15.03       17,208,692       0.00%   51.92% to  50.31% (a) (b)
Oppenheimer High Income Fund/VA - Service Class
  2004 ..................     0.95% to 2.35%   2,601,130     11.54 to 13.18       33,693,872       4.57%    7.70% to   6.24%
  2003 ..................     0.95% to 2.70%   1,175,216     10.72 to 11.97       14,186,550       0.00%    7.17% to  19.74% (a) (b)
Oppenheimer Main Street Fund/(R)//VA - Initial Class
  2004 ..................     0.80% to 1.40%   3,830,214      8.83 to  8.58       32,960,291       0.87%    8.58% to   7.93%
  2003 ..................     0.80% to 1.40%   4,118,904      8.13 to  7.95       32,811,064       0.85%   25.71% to  24.95%
  2002 ..................     0.80% to 1.40%   3,496,934      6.36 to  6.47       22,280,163       0.75%  -19.94% to -19.45%
  2001 ..................     0.80% to 1.40%   2,949,192      7.95 to  8.03       23,454,073       0.48%  -11.43% to -10.88%
  2000 ..................     0.80% to 1.40%   1,467,078      8.97 to  9.01       13,164,811       0.00%  -10.29% to  -9.93% (a) (b)
Oppenheimer Main Street Fund/(R)//VA - Service Class
  2004 ..................     0.95% to 2.85%   2,371,195     11.99 to 12.70       33,173,754       0.49%    8.11% to   6.04%
  2003 ..................     1.10% to 2.80%     783,827     13.16 to 11.98       10,229,287       0.00%   31.60% to  19.83% (a) (b)
Oppenheimer Main Street Small Cap Fund/(R)//VA - Service Class
  2004 ..................     0.95% to 2.70%     731,026     13.29 to 17.34       12,914,027       0.00%   18.05% to  15.96%
  2003 ..................     0.95% to 2.65%     272,097     11.26 to 14.96        4,089,001       0.00%   12.62% to  49.59% (a) (b)
Putnam VT Growth & Income Fund - IB Shares
  2004 ..................     1.05% to 2.80%     491,760     12.33 to 13.17        6,602,053       0.90%    9.94% to   8.00%
  2003 ..................     1.15% to 2.50%     131,535     12.33 to 12.22        1,615,235       0.00%   23.30% to  22.17% (a) (b)
Putnam VT International Equity Fund - IB Shares
  2004 ..................     1.15% to 2.65%     126,817     14.59 to 14.22        1,836,698       2.11%   14.86% to  13.12%
  2003 ..................     0.95% to 2.40%     186,001     11.65 to 12.59        2,324,072       0.00%   16.55% to  25.93% (a) (b)
Putnam VT Voyager II Fund - IB Shares
  2004 ..................     1.10% to 2.80%     261,001     12.22 to 11.87        3,144,631       0.17%    3.88% to   2.09%
  2003 ..................     1.15% to 2.80%     101,667     11.76 to 11.63        1,179,509       0.00%   17.63% to  16.31% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
SAFECO Resource Series Trust - Small Cap Value Portfolio
  2004 ..................     0.95% to 1.05%      38,238  $  13.58 to 13.56   $      519,026       0.00%   21.15% to  21.02%
  2003 ..................         0.95%            2,627         11.21                29,448       0.60%        12.10%       (a) (b)
Strong Opportunity Fund II, Inc. - Investor Class
  2004 ..................     0.80% to 1.40%  10,844,850     27.21 to 32.33      434,154,524       0.00%   17.27% to  16.57%
  2003 ..................     0.80% to 1.40%  13,018,344     23.20 to 27.74      444,110,406       0.07%   35.91% to  35.09%
  2002 ..................     0.80% to 1.40%  16,110,284     17.07 to 28.12      403,963,377       0.34%  -27.84% to -27.40%
  2001 ..................     0.80% to 1.40%  20,735,773     23.51 to 38.94      714,099,312       0.58%   -5.06% to  -4.48%
  2000 ..................     0.80% to 1.40%  23,556,577     24.56 to 40.88      851,662,988       0.00%    5.11% to   5.75%
Strong VIF - Strong Discovery Fund II
  2004 ..................     0.80% to 1.40%   3,008,430     19.01 to 23.10       79,265,637       0.00%   14.79% to  14.10%
  2003 ..................     0.80% to 1.40%   3,528,905     16.56 to 20.24       81,166,340       0.00%   38.31% to  37.48%
  2002 ..................     0.80% to 1.40%   4,412,647     11.97 to 17.90       73,328,599       0.00%  -13.25% to -12.72%
  2001 ..................     0.80% to 1.40%   5,530,289     13.72 to 20.61      105,645,293       0.71%    2.62% to   3.25%
  2000 ..................     0.80% to 1.40%   6,350,091     13.29 to 20.06      117,770,844       0.00%    2.94% to   3.56%
Strong VIF - Strong International Stock Fund II
  2003 ..................         1.30%                2          1.04                     2       2.56%       -81.09%
  2002 ..................     0.80% to 1.40%   2,668,379      5.45 to  5.66       14,603,968       3.33%  -27.57% to -27.13%
  2001 ..................     0.80% to 1.40%   3,252,169      7.53 to  7.77       24,558,447       0.00%  -23.24% to -22.77%
  2000 ..................     0.80% to 1.40%   4,251,347      9.81 to 10.06       41,799,422       0.00%  -40.37% to -40.01%
Van Eck WIT - Worldwide Bond Fund - Class R1
  2004 ..................     0.80% to 1.40%     494,491     11.24 to 11.19        5,536,020       0.00%   12.37% to  11.92% (a) (b)
Van Eck WIT - Worldwide Bond Fund - Initial Class
  2004 ..................     0.80% to 1.40%   1,831,299     15.57 to 16.72       35,793,497       9.55%    8.28% to   7.62%
  2003 ..................     0.80% to 1.40%   2,862,991     14.38 to 15.54       51,489,785       2.03%   17.22% to  16.51%
  2002 ..................     0.80% to 1.40%   4,136,893     12.27 to 16.90       62,492,689       0.00%   19.95% to  20.68%
  2001 ..................     0.80% to 1.40%   2,997,727     10.17 to 14.07       37,681,153       4.50%   -6.43% to  -5.86%
  2000 ..................     0.80% to 1.40%   4,384,243     10.80 to 15.03       58,463,785       5.18%    0.45% to   1.06%
Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
  2004 ..................     0.80% to 1.40%     513,201     12.66 to 12.61        6,474,361       0.00%   26.61% to  26.10% (a) (b)
Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
  2004 ..................     0.80% to 1.40%   3,491,296     11.86 to 11.29       39,648,217       0.64%   24.88% to  24.13%
  2003 ..................     0.80% to 1.40%   5,585,517      9.50 to  9.01       51,038,448       0.10%   52.96% to  52.03%
  2002 ..................     0.80% to 1.40%   5,964,059      5.98 to  6.21       35,821,395       0.25%   -4.26% to  -3.68%
  2001 ..................     0.80% to 1.40%   6,836,908      6.25 to  6.44       42,859,924       0.00%   -3.19% to  -2.60%
  2000                        0.80% to 1.40%   7,394,990      6.46 to  6.62       47,868,776       0.00%  -42.68% to -42.33%
Van Eck WIT - Worldwide Hard Assets Fund - Class R1
  2004 ..................     0.80% to 1.40%     746,021     12.52 to 12.47        9,304,789       0.00%   25.17% to  24.67% (a) (b)
Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
  2004 ..................     0.80% to 1.40%   2,157,026     17.39 to 17.05       42,204,825       0.43%   23.24% to  22.49%
  2003 ..................     0.80% to 1.40%   3,205,129     14.14 to 13.95       50,839,940       0.41%   43.92% to  43.05%
  2002 ..................     0.80% to 1.40%   3,463,167      9.75 to 11.96       38,122,503       0.82%   -4.19% to  -3.61%
  2001 ..................     0.80% to 1.40%   3,093,490     10.18 to 12.47       35,847,578       1.21%  -11.71% to -11.17%
  2000 ..................     0.80% to 1.40%   4,035,755     11.48 to 14.11       52,845,806       1.25%    9.85% to  10.52%
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
  2004 ..................     1.10% to 2.85%     797,097     10.44 to 10.13        8,251,586       3.48%    2.93% to   1.12%
  2003 ..................     1.15% to 2.60%     147,979     10.14 to 10.04        1,495,211       0.01%    1.37% to   0.38% (a) (b)
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
  2004 ..................     0.80% to 1.40%     992,232     16.24 to 15.52       15,474,285       6.82%    9.18% to   8.52%
  2003 ..................     0.80% to 1.40%   1,706,650     14.87 to 14.30       24,503,530       0.00%   26.84% to  26.08%
  2002 ..................     0.80% to 1.40%   1,362,649     11.34 to 11.72       15,504,147       8.08%    7.69% to   8.35%
  2001 ..................     0.80% to 1.40%     945,006     10.53 to 10.82        9,974,855       8.46%    8.55% to   9.21%
  2000 ..................     0.80% to 1.40%   1,115,155      9.70 to  9.91       10,839,641      11.00%    9.84% to  10.50%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class II
  2004 ..................     0.95% to 2.45%     246,266     11.80 to 13.38        3,341,560       8.89%    9.03% to   7.38%
  2003 ..................     1.10% to 2.65%     217,082     12.64 to 12.44        2,731,124       0.00%   26.36% to  24.38%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Van Kampen UIF - U.S. Real Estate Portfolio - Class I
  2004 ..................     0.80% to 1.40%   5,160,818  $  37.62 to 36.16   $  187,725,450       1.47%   35.30% to  34.49%
  2003 ..................     0.80% to 1.40%   5,597,622     27.80 to 26.89      151,232,148       0.00%   36.41% to  35.59%
  2002 ..................     0.80% to 1.40%   6,388,968     19.83 to 20.38      127,217,556       3.13%   -2.18% to  -1.58%
  2001 ..................     0.80% to 1.40%   6,412,848     20.27 to 20.71      130,424,768       3.79%    8.30% to   8.96%
  2000 ..................     0.80% to 1.40%   6,536,820     18.72 to 19.01      122,699,794      29.48%   26.28% to  27.04%
Van Kampen UIF - U.S. Real Estate Portfolio - Class II
  2004 ..................     0.95% to 2.75%   2,479,086     15.02 to 17.65       44,807,033       1.33%   34.78% to  32.33%
  2003 ..................     0.95% to 2.70%     801,715     11.14 to 13.35       10,824,041       0.00%   11.44% to  33.46% (a)
Victory VIF - Diversified Stock Fund Class A Shares
  2004 ..................     1.15% to 2.00%      40,476     12.37 to 12.23          502,687       0.97%    8.40% to   7.47%
  2003 ..................     1.25% to 1.70%       1,741     11.41 to 12.90           21,716       0.27%   14.11% to  13.95% (a) (b)
VISION Group of Funds - Large Cap Growth Fund II
  2004 ..................     1.15% to 2.35%      58,138     10.44 to 10.36          611,643       0.75%    4.37% to   3.58% (a) (b)
VISION Group of Funds - Large Cap Value Fund II
  2004 ..................     1.15% to 2.35%      50,546     11.31 to 11.23          579,510       1.08%   13.12% to  12.26% (a) (b)
VISION Group of Funds - Managed Allocation Fund - Moderate Growth II
  2004 ..................     1.15% to 2.35%     396,790     10.77 to 10.68        4,342,283       1.60%    7.65% to   6.84% (a) (b)
Wells Fargo Variable Trust - Large Company Growth Fund
  2004 ..................         2.10%            2,297         10.06                23,117       0.00%         0.64%       (a) (b)
                                                                            ----------------
2004 Reserves for annuity contracts in payout phase: .................             9,554,595
                                                                            ----------------
2004 Contract owners' equity .........................................      $ 12,749,242,735
                                                                            ================
2003 Reserves for annuity contracts in payout phase: .................            10,819,827
                                                                            ----------------
2003 Contract owners' equity .........................................      $ 11,391,384,498
                                                                            ================
2002 Reserves for annuity contracts in payout phase: .................            10,470,739
                                                                            ----------------
2002 Contract owners' equity .........................................      $  9,986,015,760
                                                                            ================
2001 Reserves for annuity contracts in payout phase: .................            16,323,563
                                                                            ----------------
2001 Contract owners' equity .........................................      $ 14,643,768,219
                                                                            ================
2000 Reserves for annuity contracts in payout phase: .................            19,364,642
                                                                            ----------------
2000 Contract owners' equity .........................................      $ 19,090,847,996
                                                                            ================

        * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub- account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.





             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholders
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.


/s/KPMG LLP
Columbus, Ohio
March 1, 2005

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                          CONSOLIDATED STATEMENTS OF INCOME
                                    (IN MILLIONS)

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
==================================================================================================================================
REVENUES:
Policy charges                                                                     $ 1,025.2           $ 924.1            $ 973.8
Life insurance premiums                                                                270.4             279.8              259.9
Net investment income                                                                2,000.5           1,973.1            1,832.9
Net realized losses on investments, hedging instruments and hedged items               (36.4)            (85.2)             (75.5)
Other                                                                                    9.8              12.8                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                       3,269.5           3,104.6            2,999.8
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                     1,277.2           1,309.2            1,244.4
Other benefits and claims                                                              347.2             361.8              326.1
Policyholder dividends on participating policies                                        36.2              41.2               45.2
Amortization of deferred policy acquisition costs                                      410.1             375.9              670.1
Interest expense on debt, primarily with Nationwide Financial
  Services, Inc. (NFS)                                                                  59.3              48.4               36.0
Other operating expenses                                                               604.5             533.7              508.5
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          2,734.5           2,670.2            2,830.3
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

      Income from continuing operations before federal income
        tax expense                                                                    535.0             434.4              169.5
Federal income tax expense                                                             120.0              96.2                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                415.0             338.2              160.8
Discontinued operations, net of tax                                                        -                 -                0.7
Cumulative effect of adoption of accounting principles, net of tax                      (3.3)             (0.6)                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net income                                                                           $ 411.7           $ 337.6            $ 161.5
==================================================================================================================================
==================================================================================================================================



See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                      NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
              wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                                  Consolidated Balance Sheets
                            (in millions, except per share amounts)

                                                                                               DECEMBER 31,
                                                                                            ---------------------------------------
                                                                                            ---------------------------------------
                                                                                                  2004                 2003
===================================================================================================================================
===================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $26,708.7 in 2004; $25,850.2 in 2003)                        $ 27,652.0           $ 26,946.8
      Equity securities (cost $37.7 in 2004; $74.0 in 2003)                                              48.1                 85.6
   Mortgage loans on real estate, net                                                                 8,649.2              8,345.8
   Real estate, net                                                                                      83.9                 96.5
   Policy loans                                                                                         644.5                618.3
   Other long-term investments                                                                          539.6                130.6
   Short-term investments, including amounts managed by a related party                               1,645.8              1,860.8
-----------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                           39,263.1             38,084.4

Cash                                                                                                     15.5                  0.1
Accrued investment income                                                                               364.2                367.1
Deferred policy acquisition costs                                                                     3,416.6              3,219.3
Other assets                                                                                          2,099.8              1,872.3
Assets held in separate accounts                                                                     60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                                          $ 105,957.9          $ 100,627.7
===================================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Future policy benefits and claims                                                               $ 36,383.1           $ 35,379.1
   Short-term debt                                                                                      215.0                199.8
   Long-term debt, payable to NFS                                                                       700.0                700.0
   Other liabilities                                                                                  3,645.2              3,264.7
   Liabilities related to separate accounts                                                          60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          101,742.0             96,628.1
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $1 par value; authorized - 5.0 shares; issued
     and outstanding - 3.8 shares                                                                         3.8                  3.8
   Additional paid-in capital                                                                           274.4                271.3
   Retained earnings                                                                                  3,543.9              3,257.2
   Accumulated other comprehensive income                                                               393.8                467.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                                   4,215.9              3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities and shareholder's equity                                            $ 105,957.9          $ 100,627.7
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

      Consolidated Statements of Shareholder's Equity
       Years Ended December 31, 2004, 2003 and 2002
                       (in millions)

                                                                                                       Accumulated
                                                                         Additional                       Other          Total
                                                             Capital      paid-in      Retained       Comprehensive   Shareholder's
                                                             Shares       capital      earnings           income         equity
===================================================================================================================================

Balance as of December 31, 2001                              $ 3.8        $ 646.1      $ 2,863.1         $ 204.7         $ 3,717.7
Comprehensive income:
Net income                                                       -              -          161.5               -             161.5
Net unrealized gains on securities available-for-sale            -              -              -           178.6             178.6
   arising during the period, net of tax
Accumulated net gains on cash flow hedges, net                   -              -              -            11.0              11.0
   of tax
                                                                                                                   ----------------
                                                                                                                   ----------------
Total comprehensive income                                                                                                   351.1
                                                                                                                   ----------------
                                                                                                                   ----------------
Capital returned to NFS                                          -         (475.0)             -               -            (475.0)
Dividend to NFS                                                  -              -          (45.0)              -             (45.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                3.8          171.1        2,979.6           394.3           3,548.8
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          337.6               -             337.6
Net unrealized gains on securities available-for-sale            -              -              -            99.6              99.6
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (26.6)            (26.6)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   410.6
                                                                                                                   ----------------
Capital contributed by NFS                                       -          200.2              -               -             200.2
Capital returned to NFS                                          -         (100.0)             -               -            (100.0)
Dividend to NFS                                                  -              -          (60.0)              -             (60.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                3.8          271.3        3,257.2           467.3           3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          411.7               -             411.7
Net unrealized losses on securities available-for-sale           -              -              -           (42.7)            (42.7)
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (30.8)            (30.8)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   338.2
                                                                                                                   ----------------
Capital contributed by NFS                                       -            3.1              -               -               3.1
Dividend to NFS                                                  -              -         (125.0)              -            (125.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                              $ 3.8        $ 274.4       $3,543.9         $ 393.8         $ 4,215.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
              For the Years Ended December 31, 2004, 2003 and 2002
                                 (in millions)

                                                                                      2004               2003                2002
===================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                       $ 411.7            $ 337.6             $ 161.5
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                              1,277.2            1,309.2             1,244.4
      Capitalization of deferred policy acquisition costs                            (496.4)            (567.2)             (648.2)
      Amortization of deferred policy acquisition costs                               410.1              375.9               670.1
      Amortization and depreciation                                                    73.0               69.3                (0.7)
      Net realized losses on investments, hedging instruments and                      36.4               85.2                75.5
        hedged items
      Decrease (increase) in accrued investment income                                  2.9              (38.4)              (22.0)
      Increase in other assets                                                       (306.4)            (697.5)             (606.1)
      Increase in policy and other liabilities                                        324.4              342.3               463.1
      Income from discontinued operations                                                 -                  -                (0.7)
      Other, net                                                                        1.5               45.4                38.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by continuing operations                                 1,734.4            1,261.8             1,375.6
         Net cash provided by discontinued operations                                     -                  -                 0.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by operating activities                                  1,734.4            1,261.8             1,376.3
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                          3,099.4            4,101.6             3,887.7
   Proceeds from sale of securities available-for-sale                              2,485.5            2,220.5             1,534.9
   Proceeds from repayments of mortgage loans on real estate                        1,920.9            1,478.3             1,009.0
   Cost of  securities available-for-sale acquired                                 (6,291.4)          (9,366.7)           (9,874.5)
   Cost of mortgage loans on real estate acquired                                  (2,169.9)          (1,914.4)           (1,810.2)
   Net change in short-term investments                                               205.9             (639.9)             (193.1)
   Disposal of subsidiary, net of cash                                                    -                  -               (20.0)
   Collateral received (paid) - securities lending, net                                89.4              (26.1)              158.9
   Other, net                                                                        (357.2)             280.3              (136.2)
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                     (1,017.4)          (3,866.4)           (5,443.5)
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Net proceeds from issuance of long-term debt to NFS                                    -              100.0               300.0
   Net change in short-term debt                                                       15.2              199.8              (100.0)
   Capital contributed by NFS                                                           3.1              200.2                   -
   Capital returned to NFS                                                                -             (100.0)             (475.0)
   Cash dividends paid to NFS                                                        (125.0)             (60.0)              (35.0)
   Investment and universal life insurance product deposits                         3,561.6            5,116.1             6,278.9

   Investment and universal life insurance product withdrawals                     (4,156.5)          (2,852.3)           (1,923.4)

   Other, net                                                                                                -                   -
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash (used in) provided by financing activities                         (701.6)           2,603.8             4,045.5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        15.4               (0.8)              (21.7)
Cash, beginning of period                                                               0.1                0.9                22.6
-----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                         $ 15.5              $ 0.1               $ 0.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 2004, 2003 AND 2002



(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse network of distribution channels, including independent broker/dealers, financial institutions, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists and representatives of certain certified public accounting firms. The Company also sells its products through the following affiliated producers: Nationwide Retirement Solutions, Inc. (NRS); TBG Insurance Services Corporation (TBG Financial); Nationwide Financial Network (NFN, formerly referred to as Nationwide Provident) producers; and Nationwide agents.

Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See Note 13 for discussion of statutory capital requirements and dividend limitations.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)  Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. As discussed in Notes 3 and 11, effective December 31, 2003, the Company applied the provisions of Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), issued by the Financial Accounting Standards Board (FASB), to those variable interest entities (VIEs) with which it is associated. This resulted in deconsolidating certain VIEs which the Company previously had consolidated, as of that date. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(b)  Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

(c)  Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

(d)  Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e)  Deferred Policy Acquisition Costs

The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(f)  Separate Accounts

Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income except for:
(i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

(g)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contract holder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance law.

The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2004 and 2003, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).

(h)  Participating Business

Participating business represented approximately 11% in 2004 (13% in 2003 and 15% in 2002) of the Company's life insurance in force, 55% of the number of life insurance policies in force in 2004 (56% in 2003 and 59% in 2002) and 7% of life insurance statutory premiums in 2004 (11% in 2003 and 9% in 2002). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the accompanying consolidated balance sheets.

(i)  Federal Income Tax

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k)  Discontinued Operations

As described more fully in Note 16, during 2002 NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc.
(NSI), a wholly-owned broker/dealer subsidiary engaged in the asset management business. As such, the results of operations of NSI are reflected as discontinued operations in 2002.

(l)  Reclassification

Certain items in the 2003 and 2002 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during its third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

On September 8, 2004, the FASB exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.

In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 15 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.

In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 consolidated statements of income:

(in millions)                                                                                                      JANUARY 1, 2004
===================================================================================================================================
Increase in future policy benefits:
   Ratchet interest crediting                                                                                              $ (12.3)
   Secondary guarantees - life insurance                                                                                      (2.4)
   GMDB claim reserves                                                                                                        (1.8)
   GMIB claim reserves                                                                                                        (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                               (17.5)
Adjustment to amortization of deferred policy acquisition costs related to above                                              12.4
Deferred federal income taxes                                                                                                  1.8
-----------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                     $ (3.3)
===================================================================================================================================

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51), states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain VIEs where: (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or
(ii) the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applied to entities formed after January 31, 2003. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs formed prior to January 31, 2003 to interim periods ending after December 15, 2003, with earlier adoption permitted.

In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. At a minimum, public companies were required to apply the provisions of FIN 46R or the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable GAAP by the end of the first reporting period ending after December 15, 2003. Companies were permitted to apply either FIN 46 or FIN 46R to special purpose entities at the initial effective date on an entity-by-entity basis. The Company has no variable interests in special purpose entities. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The primary beneficiary could be different based on the two Interpretations. The Company adopted the remaining provisions of FIN 46R effective January 1, 2004. See Note 19 for further discussion.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as the cumulative effect of adoption of this accounting principle.

(4)  RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243.7 million extending into 2005 were outstanding as of December 31, 2004. The Company also had $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $46.3 million, net of $415.7 million of cash collateral and $222.5 million in securities pledged as collateral.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or guaranteed minimum accumulation benefit (GMAB) claims, which may require the Company to accelerate the amortization of DAC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments. However the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to volatility of earnings. This volatility was negligible in 2004. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $1.71 billion before reinsurance and $296.5 million net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $23.6 million and $21.8 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under SFAS 133. See
Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2004 and 2003. As of December 31, 2004 and 2003, the fair value of the GMAB embedded derivative was valued at $20.6 million and $4.3 million, respectively. The increase in the fair value of the GMAB embedded derivative was driven by the value of new business sold during 2004.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.1% in any geographic region of the U.S. and no more than 1.6% with any one borrower. As of December 31, 2004, 30.0% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Guarantee Risk: In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 18 for further discussion of Tax Credit Funds.

Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $894.3 million as of December 31, 2004. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts.

Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

Investment contracts: The fair values of the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

Short-term debt and collateral received-securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.

Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Futures contracts: The fair values for futures contracts are based on quoted market prices.

The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                               2004                              2003
                                                           -------------------------------  -------------------------------
                                                           -------------------------------  -------------------------------
                                                             CARRYING        ESTIMATED         Carrying        Estimated
(in millions)                                                 AMOUNT         FAIR VALUE         amount        fair value
===========================================================================================================================
===========================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                               $ 27,652.0       $ 27,652.0       $ 26,946.8      $ 26,946.8
      Equity securities                                             48.1             48.1             85.6            85.6
   Mortgage loans on real estate, net                            8,649.2          8,942.7          8,345.8         8,830.0
   Policy loans                                                    644.5            644.5            618.3           618.3
   Short-term investments                                        1,645.8          1,645.8          1,860.8         1,860.8
Cash                                                                15.5             15.5              0.1             0.1
Assets held in separate accounts                                60,798.7         60,798.7         57,084.5        57,084.5

LIABILITIES
Investment contracts                                           (29,196.6)       (26,870.6)       (28,663.4)      (27,239.8)
Policy reserves on life insurance contracts                     (7,186.5)        (7,153.9)        (6,715.7)       (6,311.3)
Short-term debt                                                   (215.0)          (215.0)          (199.8)         (199.8)
Long-term debt, payable to NFS                                    (700.0)          (743.9)          (700.0)         (803.7)
Collateral received - securities lending and derivatives        (1,289.9)        (1,289.9)        (1,521.1)       (1,521.1)
Liabilities related to separate accounts                       (60,798.7)       (59,651.2)       (57,084.5)      (56,118.6)

Derivative financial instruments
Interest rate swaps hedging assets                                 (72.1)           (72.1)           (99.4)          (99.4)
Cross-currency interest rate swaps                                 495.0            495.0            599.1           599.1
Futures contracts                                                   (6.5)            (6.5)           (25.2)          (25.2)
Other derivatives                                                   36.1             36.1              4.6             4.6
---------------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(6)  DERIVATIVE FINANCIAL INSTRUMENTS

QUALITATIVE DISCLOSURE

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

Foreign Currency Risk Management

In conjunction with the Company's medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

For a fixed rate foreign liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

Equity Market Risk Management

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. To manage this risk, the Company has implemented a GMDB hedging program for certain new and existing business. The program, which is an economic hedge but does not qualify for hedge accounting under SFAS 133, as discussed in
Note 2(c), is designed to offset a specified portion of changes in the value of the GMDB obligation. Currently the program shorts S&P 500 index futures, which in turn provides a partial offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See Note 4 for additional discussion.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. A GMAB is an embedded derivative, and as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the statements of income. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components selected by the contract holder, do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under SFAS 133. See Note 2(c).

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

QUANTITATIVE DISCLOSURE

Fair Value Hedges

During the years ended December 31, 2004, 2003 and 2002, a net loss of $11.3 million, a net gain of $4.2 million and a net gain of $7.1 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2004, 2003 and 2002, the ineffective portion of cash flow hedges was a net gain of $1.0 million, a net loss of $5.4 million and a net gain of $1.8 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.5 million in losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2004, 2003 and 2002, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net gain of $8.1 million, a net gain of $11.8 million and a net loss of $2.2 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2004, 2003 and 2002, a net loss of $5.9 million and net gains of $4.2 million and $120.4 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $5.9 million and $0.9 million and a net loss of $119.6 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)                                                                                          2004                 2003
===================================================================================================================================

Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                        $ 1,891.5            $ 1,954.7
   Pay variable/receive fixed rate swaps hedging investments                                            152.8                188.2
   Pay variable/receive variable rate swaps                                                             145.0                154.0
   Pay variable/receive fixed rate swaps hedging liabilities                                            275.0                500.0
   Pay variable/receive variable rate swaps hedging liabilities                                         280.0                430.0
   Pay fixed/receive variable rate swaps hedging liabilities                                            275.0                    -
   Other contracts hedging investments                                                                   43.9                 10.0
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    400.9                580.1
    Hedging foreign currency denominated liabilities                                                  2,028.8              2,643.9
Credit default swaps and other non-hedging instruments                                                  836.0                832.5
Equity option contracts                                                                                 190.9                    -
Futures contracts                                                                                       387.0              2,615.8
-----------------------------------------------------------------------------------------------------------------------------------
       Total                                                                                        $ 6,906.8            $ 9,909.2
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(7)  INVESTMENTS

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                            GROSS           GROSS
                                                                         AMORTIZED       UNREALIZED      UNREALIZED       ESTIMATED
(in millions)                                                               COST            GAINS          LOSSES        FAIR VALUE
===================================================================================================================================
===================================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations                                                $ 81.1          $ 13.9           $ 0.1          $ 94.9
   Agencies not backed by the full faith and credit
     of the U. S. Government1                                              1,101.0            81.6             1.0         1,181.6
   Obligations of states and political subdivisions                          246.8             3.1             2.7           247.2
   Debt securities issued by foreign governments                              41.6             2.7             0.1            44.2
   Corporate securities
      Public                                                              10,192.0           448.9            26.4        10,614.5
      Private                                                              6,633.6           342.9            24.1         6,952.4
   Mortgage-backed securities - U.S. Government-backed                     4,628.8            59.5            16.3         4,672.0
   Asset-backed securities                                                 3,783.8            87.7            26.3         3,845.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  26,708.7         1,040.3            97.0        27,652.0
Equity securities                                                             37.7            10.5             0.1            48.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 26,746.4       $ 1,050.8          $ 97.1       $27,700.1
===================================================================================================================================
===================================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                $ 1,042.5          $ 61.0           $ 1.9       $ 1,101.6
   Obligations of states and political subdivisions                          167.6             1.0             5.2           163.4
   Debt securities issued by foreign governments                              51.8             2.0             0.8            53.0
   Corporate securities
      Public                                                              10,000.0           503.7            26.2        10,477.5
      Private                                                              6,454.2           469.1            25.3         6,898.0
   Mortgage-backed securities - U.S. Government-backed                     3,990.1            73.9            21.8         4,042.2
   Asset-backed securities                                                 4,144.0           129.0            61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  25,850.2         1,239.7           143.1        26,946.8
Equity securities                                                             74.0            11.8             0.2            85.6
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 25,924.2       $ 1,251.5         $ 143.3      $ 27,032.4
===================================================================================================================================
===================================================================================================================================

---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 AMORTIZED            ESTIMATED
(in millions)                                                                                      COST              FAIR VALUE
====================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                           $ 1,354.4            $ 1,375.3
   Due after one year through five years                                                               7,289.8              7,607.0
   Due after five years through ten years                                                              6,807.0              7,150.5
   Due after ten years                                                                                 2,844.9              3,002.0
------------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                              18,296.1             19,134.8
    Mortgage-backed securities - U.S. Government-backed                                                4,628.8              4,672.0
    Asset-backed securities                                                                            3,783.8              3,845.2
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $ 26,708.7           $ 27,652.0
====================================================================================================================================

The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

(in millions)                                                                                           2004                2003
==================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                    $ 953.7           $ 1,108.2
Adjustment to DAC                                                                                      (144.6)             (243.7)
Adjustment to future policy benefits and claims                                                        (121.6)             (110.6)
Deferred federal income tax                                                                            (240.6)             (264.2)
----------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 446.9             $ 489.7
==================================================================================================================================

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                             2004                 2003                2002
===============================================================================================================================

   Fixed maturity securities                                        $             (153.3)  $            61.9               625.5
   Equity securities                                                                (1.2)               12.4               (11.8)

-------------------------------------------------------------------------------------------------------------------------------
     Net change                                                     $             (154.5)  $            74.3               613.7
===============================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                LESS THAN OR EQUAL                  MORE                 TOTAL
                                                    TO ONE YEAR                THAN ONE YEAR
                                          -----------------------------------------------------------------------------------------
                                                              GROSS                        GROSS                         GROSS
                                           ESTIMATED       UNREALIZED    ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
(in millions)                              FAIR VALUE        LOSSES      FAIR VALUE       LOSSES      FAIR VALUE         LOSSES
===================================================================================================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                 $ 5.7           $ 0.1        $ 0.2             $ -         $ 5.9           $ 0.1
   Agencies not backed by the full faith
     and credit of the U.S. Government1           179.9             1.0            -               -         179.9             1.0
   Obligations of states and
     political subdivisions                        68.6             0.5         52.7             2.2         121.3             2.7
   Debt securities issued by foreign
     governments                                      -               -          7.5             0.1           7.5             0.1
   Corporate securities
      Public                                    1,522.3            17.9        291.5             8.5       1,813.8            26.4
      Private                                     994.2            16.3        184.2             7.8       1,178.4            24.1
   Mortgage-backed securities - U.S.                                                                                             -
     Government-backed                          1,271.5            10.5        225.1             5.8       1,496.6            16.3
   Asset-backed securities                        728.0            15.4        229.3            10.9         957.3            26.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,770.2            61.7        990.5            35.3       5,760.7            97.0
Equity securities                                   0.7             0.1            -               -           0.7             0.1
-----------------------------------------------------------------------------------------------------------------------------------
            Total                              $4,770.9          $ 61.8      $ 990.5          $ 35.3      $5,761.4          $ 97.1
===================================================================================================================================
% of gross unrealized losses                                        64%                          36%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
    obligations of U.S. Government
     corporations and agencies                  $ 154.4           $ 1.9          $ -             $ -       $ 154.4           $ 1.9
   Obligations of states and
     political subdivisions                       123.4             5.2            -               -         123.4             5.2
   Debt securities issued by foreign
     governments                                   19.9             0.8            -               -          19.9             0.8
   Corporate securities
      Public                                    1,236.7            24.5         31.7             1.7       1,268.4            26.2
      Private                                     832.3            21.4         49.1             3.9         881.4            25.3
   Mortgage-backed securities - U.S.
     Government-backed                            984.9            21.7          5.3             0.1         990.2            21.8
   Asset-backed securities                        787.0            36.2        260.4            25.7       1,047.4            61.9
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,138.6           111.7        346.5            31.4       4,485.1           143.1
Equity securities                                   6.2             0.1          2.0             0.1           8.2             0.2
-----------------------------------------------------------------------------------------------------------------------------------
            Total                             $ 4,144.8         $ 111.8      $ 348.5          $ 31.5     $ 4,493.3         $ 143.3
===================================================================================================================================
% of gross unrealized losses                                      78.0%                        22.0%


---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $2.49 billion, $2.22 billion and $1.53 billion, respectively. During 2004, gross gains of $61.5 million ($104.0 million and $42.0 million in 2003 and 2002, respectively) and gross losses of $8.7 million ($27.6 million and $16.6 million in 2003 and 2002, respectively) were realized on those sales.

The Company had $18.0 million and $27.2 million of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing during the preceding twelve months.

Real estate is presented at cost less accumulated depreciation of $20.9 million as of December 31, 2004 ($22.4 million as of December 31, 2003). The carrying value of real estate held for disposal totaled $2.8 million and $10.5 million as of December 31, 2004 and 2003, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $30.0 million as of December 31, 2004 ($46.3 million as of December 31, 2003), for which the related valuation allowance was $7.6 million ($3.9 million as of December 31, 2003). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2004, the average recorded investment in impaired mortgage loans on real estate was $10.0 million ($15.4 million in 2003). Interest income recognized on those loans, which is recognized when received using the cash basis method of income recognition, totaled $1.6 million in 2004 ($3.3 million in 2003).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Allowance, beginning of period                                    $           29.1    $           43.4   $          42.9
Net additions (reductions) charged (credited) to allowance                     4.2               (14.3)              0.5
-------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                       $           33.3    $           29.1   $          43.4
=========================================================================================================================


During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes net realized losses on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)                                                                       2004               2003              2002
===================================================================================================================================
===================================================================================================================================

Realized gains on sales, net of hedging losses:
   Fixed maturity securities available-for-sale                                         $ 57.5            $ 98.5            $ 42.0
   Hedging losses on fixed maturity sales                                                (15.2)            (42.4)            (36.2)
   Equity securities available-for-sale                                                    4.0               5.5                 -
   Real estate                                                                             3.7               4.2              14.0
   Mortgage loans on real estate                                                          10.7               3.0               3.2
   Mortgage loan hedging losses                                                           (4.0)             (2.4)             (1.2)
   Other                                                                                   8.3                 -               0.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized gains on sales                                                       65.0              66.4              21.9
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
   Fixed maturity securities available-for-sale                                           (7.8)            (27.2)            (15.7)
   Hedging gains on fixed maturity sales                                                   3.7               9.2              10.7
   Equity securities available-for-sale                                                   (0.9)             (0.4)             (0.9)
   Real estate                                                                            (1.2)             (0.3)             (3.0)
   Mortgage loans on real estate                                                          (6.8)             (5.0)             (3.3)
   Mortgage loan hedging gains                                                             2.2               0.5               0.9
   Other                                                                                  (1.9)             (2.0)             (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized losses on sales                                                     (12.7)            (25.2)            (12.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:

   Fixed maturity securities available-for-sale                                          (79.7)           (159.4)           (111.6)
   Equity securities available-for-sale                                                   (0.6)             (8.0)                -
   Real estate                                                                            (3.2)             (0.8)             (2.4)
   Mortgage loans on real estate, including valuation allowance adjustment                (7.1)             11.7              (6.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total other-than-temporary and other investment impairments                        (90.6)           (156.5)           (120.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                       0.3              13.3              (6.4)
Periodic net coupon settlements on non-qualifying derivatives                              6.6              15.6               8.9
Other derivatives                                                                         (5.0)              1.2               9.5
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total unrelated parties                                                            (36.4)            (85.2)            (98.7)
Gain on sale of limited partnership - related parties                                        -                 -              23.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized losses on investments, hedging
           instruments and hedged items                                                $ (36.4)          $ (85.2)          $ (75.5)
===================================================================================================================================
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)                                                                              2004           2003            2002
===================================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                               $1,461.9      $ 1,453.1       $ 1,332.5
   Equity securities                                                                            1.2            1.4             1.9
Mortgage loans on real estate                                                                 577.4          579.7           563.8
Real estate                                                                                    17.9           21.7            26.8
Short-term investments                                                                          8.9            9.3            12.6
Derivatives                                                                                   (94.3)        (107.2)          (85.2)
Other                                                                                          78.4           64.8            31.0
-----------------------------------------------------------------------------------------------------------------------------------
      Gross investment income                                                               2,051.4        2,022.8         1,883.4
Less investment expenses                                                                       50.9           49.7            50.5
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                                $2,000.5      $ 1,973.1       $ 1,832.9
===================================================================================================================================

Fixed maturity securities with an amortized cost of $52.3 million and $7.8 million as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $51.4 million and $101.2 million, respectively, as collateral to various derivative counterparties.

As of December 31, 2004 and 2003, the Company had received $874.2 million and $976.6 million, respectively, of cash collateral on securities lending and $415.7 million and $544.5 million, respectively, of cash for derivative collateral. As of December 31, 2004, the Company had received $191.8 million of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $1.04 billion and $958.1 million, respectively. The Company also held $222.5 million and $163.0 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2004 and 2003, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Investments - $213.4 million, Retirement Plans
- $7.8 million and Individual Protection - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; and (3) GMIB.

The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums." There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

     o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:


                                         DECEMBER 31, 2004                             December 31, 2003
                                         --------------------------------------------  -------------------------------------------
                                         --------------------------------------------  -------------------------------------------
                                            ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
(in millions)                                VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
==================================================================================================================================
==================================================================================================================================

GMDB:
   Return of premium                          $ 9,675.4        $ 54.1             59       $ 9,700.4        $ 199.8            56
   Reset                                       17,315.9         153.2             62        17,021.2          569.4            61
   Ratchet                                      9,621.0          42.3             64         7,793.4          140.9            63
   Rollup                                         638.6           9.7             68           647.7           22.2            68
   Combo                                        2,519.9          19.2             67         2,128.7           39.6            67
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Subtotal                                  39,770.8         278.5             62        37,291.4          971.9            61
   Earnings enhancement                           310.1          18.0             60           314.1           10.9            59
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMDB                             $40,080.9       $ 296.5             62      $ 37,605.5        $ 982.8            61
==================================================================================================================================
==================================================================================================================================

GMAB:
  5 Year                                        $ 460.6         $ 0.1            N/A          $ 79.9          $ 0.1           N/A
  7 Year                                          568.4             -            N/A           125.5            0.4           N/A
  10 Year                                         304.0             -            N/A            43.4            0.1           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMAB                             $ 1,333.0         $ 0.1            N/A         $ 248.8          $ 0.6           N/A
==================================================================================================================================
==================================================================================================================================

GMIB2:
  Ratchet                                       $ 437.7           $ -            N/A         $ 416.6            $ -           N/A
  Rollup                                        1,188.2             -            N/A         1,131.9              -           N/A
  Combo                                             1.0             -            N/A             1.1              -           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                            $ 1,626.9           $ -            N/A       $ 1,549.6            $ -           N/A
==================================================================================================================================
==================================================================================================================================

----------

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

(in millions)                                                     GMDB             GMAB            GMIB             TOTAL
==============================================================================================================================

Balance as of December 31, 2002                                      $ 13.7              $ -             $ -           $ 13.7
Expense provision                                                      30.0                -               -             30.0
Net claims paid                                                       (21.9)               -               -            (21.9)
Value of new business sold                                                -              4.7               -              4.7
   Change in fair value                                                   -             (0.4)              -             (0.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                        21.8              4.3               -             26.1
Expense provision                                                      25.0                -             0.8             25.8
Net claims paid                                                       (23.2)               -               -            (23.2)
Value of new business sold                                                -             24.7               -             24.7
Change in fair value                                                      -             (8.4)              -             (8.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                      $ 23.6           $ 20.6           $ 0.8           $ 45.0
==============================================================================================================================


The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                                      DECEMBER 31,    December 31,
(in millions)                                                                                             2004            2003
====================================================================================================================================

Mutual funds:
   Bond                                                                                                   $ 4,136.8       $ 4,370.7
   Domestic equity                                                                                         27,402.4        24,612.9
   International equity                                                                                     1,831.3         1,508.4
------------------------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                                   33,370.5        30,492.0
Money market funds                                                                                          1,313.6         1,620.3
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              $ 34,684.1      $ 32,112.3
====================================================================================================================================

The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

o    Mean gross equity performance - 8.1%

o    Equity volatility - 18.7%

o    Mortality - 100% of Annuity 2000 table

o    Asset fees - equivalent to mutual fund and product loads

o    Discount rate - 8.0%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)                  1         2         3         4         5         6         7         8         9         10+
-----------------------------------------------------------------------------------------------------------------------------------

Minimum                           4.50%     5.50%     6.50%     8.50%    10.50%    10.50%    10.50%    17.50%     17.50%    17.50%
MAXIMUM                           4.50%     8.50%    11.50%    17.50%    22.50%    22.50%    22.50%    22.50%     22.50%    19.50%


GMABs are considered embedded derivatives under SFAS 133, as amended, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) SHORT-TERM DEBT

The following table summarizes short-term debt as of December 31:

(in millions)                                                                                      2004                2003
===================================================================================================================================

$800.0 million commercial paper program                                                                $ 134.7             $ 199.8
$350.0 million securities lending program facility                                                        47.7                   -
$250.0 million securities lending program facility                                                        32.6                   -
-----------------------------------------------------------------------------------------------------------------------------------
Total short-term debt                                                                                  $ 215.0             $ 199.8
===================================================================================================================================



The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and Nationwide Mutual Insurance Company
(NMIC) with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.29 billion and NLIC maintain statutory surplus in excess of $1.56 billion. The Company had no amounts outstanding under this agreement as of December 31, 2004. NLIC also has an $800.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 270 days or less. NLIC is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million and $199.8 million in commercial paper outstanding as of December 31, 2004 and 2003, respectively, at a weighted average effective interest rate of 2.14% in 2004 and 1.07% in 2003.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $47.7 million outstanding under this agreement as of December 31, 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. Because NLIC has a variable interest in the profits from the securitization of these loans, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with FIN 46R. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2004.

The Company paid interest on short-term debt totaling $3.6 million, $1.3 million and $0.7 million in 2004, 2003 and 2002, respectively, including less than $0.1 million, $0.1 million and $0.5 million to NFS in 2004, 2003 and 2002, respectively.

(11) LONG-TERM DEBT

The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)                                                                                      2004                 2003
====================================================================================================================================

8.15% surplus note, due June 27, 2032                                                                  $ 300.0              $ 300.0
7.50% surplus note, due December 17, 2031                                                                300.0                300.0
6.75% surplus note, due December 23, 2033                                                                100.0                100.0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                                $ 700.0              $ 700.0
====================================================================================================================================

The Company made interest payments to NFS on surplus notes totaling $50.7 million in 2004, $47.1 million in 2003 and $30.1 million in 2002. Payments of interest and principal under the notes require the prior approval of the ODI.

(12) FEDERAL INCOME TAX

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)                                                                                2004                 2003
==============================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 715.5              $ 594.8
   Derivatives                                                                                         -                 11.7
   Other                                                                                           117.0                104.4
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                                    832.5                710.9
   Less valuation allowance                                                                         (7.0)                (7.0)
------------------------------------------------------------------------------------------------------------------------------
      Deferred tax assets, net of valuation allowance                                              825.5                703.9
------------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       318.2                390.0
   Equity securities and other investments                                                          20.9                 42.7
   Deferred policy acquisition costs                                                               908.1                840.8
   Derivatives                                                                                      31.2                    -
   Other                                                                                           101.9                 88.1
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                             1,380.3              1,361.6
---------------------------------------------------------------------------------------------------------  -------------------
         Net deferred tax liability                                                              $ 554.8              $ 657.7
==============================================================================================================================

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2004, 2003 and 2002.

The Company's current federal income tax liability was $145.3 million and $106.3 million as of December 31, 2004 and 2003, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations before the cumulative effect of adoption of accounting principles for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Current                                                                   $ 181.5             $ 106.7             $ 63.7
Deferred                                                                    (61.5)              (10.5)             (55.0)
-------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                $ 120.0              $ 96.2              $ 8.7
=========================================================================================================================


The customary relationship between federal income tax expense and pre-tax income from continuing operations before the cumulative effect of adoption of accounting principles did not exist in 2002. This was because of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of accounting principles as follows:

                                                               2004                     2003                     2002
                                                           -----------------------  -----------------------  -----------------------
                                                           -----------------------  -----------------------  -----------------------
(in millions)                                                 AMOUNT         %         Amount         %         Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                  $ 187.2     35.0         $ 152.0     35.0          $ 59.3     35.0
Tax exempt interest and dividends                                  (47.2)    (8.8)          (45.7)   (10.5)          (38.9)   (22.9)
  received deduction
Income tax credits                                                  (9.7)    (1.8)          (10.8)    (2.5)          (12.7)    (7.5)
Release of Phase III tax liability                                  (5.1)    (1.0)              -        -               -        -
Other, net                                                          (5.2)    (1.0)            0.7      0.1             1.0      0.5
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                            $ 120.0     22.4          $ 96.2     22.1           $ 8.7      5.1
====================================================================================================================================
====================================================================================================================================

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC has the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see "Release of Phase III tax liability" above). The Jobs Creation Act of 2004 had no other significant impact on the Company's tax position.

Total federal income tax paid was $142.3 million, $176.2 million and $71.0 million during the years ended December 31, 2004, 2003 and 2002, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified for inclusion in the NMIC consolidated federal income tax return.

(13) SHAREHOLDERS' EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

The statutory capital and surplus of NLIC as of December 31, 2004 and 2003 was $2.39 billion and $2.23 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2004, 2003 and 2002 was $317.7 million, $444.4 million and $92.5 million, respectively.

The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, NLIC could pay dividends totaling $192.7 million without obtaining prior approval. On March 1, 2005, NLIC paid a $25.0 million dividend to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(14) COMPREHENSIVE INCOME

Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)                                                                     2004                2003               2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                  $ (182.0)            $ (16.7)           $ 527.5
   Adjustment to deferred policy acquisition costs                                      99.1                56.9             (205.7)
   Adjustment to future policy benefits and claims                                     (11.0)               22.6             (133.2)
   Related federal income tax benefit (expense)                                         33.3               (22.4)             (66.0)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                    (60.6)               40.4              122.6
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                              27.5                91.0               86.2
   Related federal income tax benefit                                                   (9.6)              (31.8)             (30.2)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                   17.9                59.2               56.0
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-                   (42.7)               99.6              178.6
        sale
------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                             (47.4)              (40.9)              16.9
   Related federal income tax benefit (expense)                                         16.6                14.3               (5.9)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                            (30.8)              (26.6)              11.0
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                        $ (73.5)             $ 73.0            $ 189.6
====================================================================================================================================

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(15) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company, together with other affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $13.7 million, $13.2 million and $10.0 million, respectively. The Company recorded prepaid pension assets of $14.6 million and $7.7 million as of December 31, 2004 and 2003, respectively.

In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $49.3 million and $50.5 million, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $1.1 million, $1.1 million and $3.5 million for 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following tables summarizes information regarding the funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole, both of which are U.S. plans, as of the years ended December 31:

                                                                             PENSION BENEFITS            POSTRETIREMENT BENEFITS
                                                                       -----------------------------  ------------------------------
                                                                       -----------------------------  ------------------------------
(in millions)                                                              2004            2003           2004            2003
====================================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                                    $ 2,457.0      $ 2,236.2        $ 306.8          $ 269.7
Service cost                                                                   121.8          104.0            9.2              9.9
Interest cost                                                                  134.0          131.7           17.5             19.5
Participant contributions                                                          -              -            4.1              4.2
Plan amendment                                                                     -            1.6          (13.3)               -
Actuarial loss (gain)                                                          125.7           85.1          (10.1)            (2.8)
Benefits paid                                                                 (105.4)        (101.6)         (22.3)           (20.4)
Impact of plan merger                                                              -              -              -             26.7
------------------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                                            2,733.1        2,457.0          291.9            306.8
------------------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                               2,242.4        1,965.0          127.5            106.9
Actual return on plan assets                                                   187.3          265.4            6.2             16.5
Employer contributions1                                                        130.0          113.6           20.1             20.3
Participant contributions                                                          -              -            4.1              4.2
Benefits paid1                                                                (105.4)        (101.6)         (22.3)           (20.4)
------------------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                                     2,454.3        2,242.4          135.6            127.5
------------------------------------------------------------------------------------------------------------------------------------

Funded status                                                                 (278.8)        (214.6)        (156.3)          (179.3)
Unrecognized prior service cost                                                 25.8           30.3         (103.0)          (103.3)
Unrecognized net loss                                                          298.2          192.1           48.0             56.9
Unrecognized net asset at transition                                            (1.2)          (2.5)             -                -
------------------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                                           $ 44.0          $ 5.3       $ (211.3)        $ (225.7)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                                             $ 2,271.6      $ 2,020.2            N/A              N/A
====================================================================================================================================

1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

As a result of the 2004 postretirement health plan change, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation (APBO) as a whole as of December 31, 2004 is $1.7 million. There is no effect on the service and interest cost for the year because health care cost trend had no material effect on plan liabilities or expense prior to the plan change at the end of 2004. Prior to 2004, the postretirement health plan costs approximated the employer dollar caps, and the health care cost trend had an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the net periodic benefit cost for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3% per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

The plan sponsor and all participating employers, including the Company, expect to contribute $125.0 million to the pension plan and $18.0 million to the postretirement benefit plan in 2005.

The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

                                                                                           PENSION           POSTRETIREMENT
(in millions)                                                                              BENEFITS             BENEFITS
------------------------------------------------------------------------------------------------------------------------------

2005                                                                                             $ 110.2               $ 23.7
2006                                                                                               112.0                 20.6
2007                                                                                               114.4                 20.1
2008                                                                                               117.6                 19.6
2009                                                                                               125.1                 19.1
2010-2014                                                                                          761.5                107.7
------------------------------------------------------------------------------------------------------------------------------

The following table summarizes the weighted average assumptions used to calculate the benefit obligations and funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole as of the December 31 measurement date for all plans:

                                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                                        ----------------------------  -----------------------------
                                                                        ----------------------------  -----------------------------
                                                                            2004           2003           2004           2003
===================================================================================================================================
===================================================================================================================================

Discount rate                                                                  5.00%          5.50%          5.70%           6.10%
Rate of increase in future compensation levels                                 3.50%          4.00%              -               -
Assumed health care cost trend rate:
Initial rate                                                                       -              -           10%1         11.00%1
Ultimate rate                                                                      -              -          5.2%1          5.20%1
Declining period                                                                   -              -       10 YEARS        11 Years
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

------------

1 The 2004 initial rate was 11.0% for participants over age 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

The pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the asset allocation for the Company's pension plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                                 TARGET
                                                                         ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                        -------------------------  -------------------------------
                                                                        -------------------------  -------------------------------
Asset Category                                                                    2005                  2004            2003
==================================================================================================================================
==================================================================================================================================

Equity securities                                                               40 - 65%                      48%             45%
Debt securities                                                                 25 - 50%                      52%             55%
Real estate                                                                      0 - 10%                        -               -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                           -                         100%            100%
==================================================================================================================================
==================================================================================================================================

The postretirement benefit plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

The following table summarizes the asset allocation for the Company's postretirement benefit plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                               TARGET
                                                                       ALLOCATION PERCENTAGE         PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                     ---------------------------  ---------------------------------
                                                                     ---------------------------  ---------------------------------
Asset Category                                                                  2005                   2004              2003
===================================================================================================================================
===================================================================================================================================

Equity securities                                                             50 - 80%                        60%              59%
Debt securities                                                               20 - 50%                        35%              35%
Other                                                                          0 - 10%                         5%               6%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         -                           100%             100%
===================================================================================================================================
===================================================================================================================================

The following table summarizes the components of net periodic benefit cost for the Company's pension plan as a whole for the years ended December 31:

(in millions)                                                                               2004           2003           2002
===================================================================================================================================

Service cost                                                                                 $ 121.8        $ 104.0        $ 103.3
Interest cost                                                                                  134.0          131.7          135.6
Expected return on plan assets                                                                (167.7)        (156.7)        (178.6)
Recognized net actuarial loss                                                                      -            0.1              -
Amortization of prior service cost                                                               4.5            4.5            4.4
Amortization of unrecognized transition asset                                                   (1.3)          (1.3)          (1.3)
-----------------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                                  $ 91.3         $ 82.3         $ 63.4
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic pension cost, set at the beginning of each year, for the pension plan as a whole:

                                                                                            2004           2003           2002
===================================================================================================================================

Discount rate                                                                              5.50%          6.00%          6.50%
Rate of increase in future compensation levels                                             4.00%          4.50%          4.75%
Expected long-term rate of return on plan assets                                           7.25%          7.75%          8.25%
-----------------------------------------------------------------------------------------------------------------------------------


The Company employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run, called a risk premium. Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

The following table summarizes the components of net periodic benefit cost for the Company's postretirement benefit plan as a whole for the years ended December 31:

(in millions)                                                                         2004           2003           2002
=============================================================================================================================

Service cost                                                                             $ 9.2          $ 9.9         $ 13.2
Interest cost                                                                             17.5           19.5           22.5
Expected return on plan assets                                                            (8.9)          (8.0)          (9.2)
Recognized net actuarial loss                                                                -              -            0.6
Net amortization and deferral                                                            (12.1)          (9.9)          (0.5)
-----------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                             $ 5.7         $ 11.5         $ 26.6
=============================================================================================================================

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

                                                                                      2004           2003           2002
=============================================================================================================================

Discount rate                                                                            6.10%          6.60%          7.25%
Expected long-term rate of return on plan assets                                         7.00%          7.50%          7.75%
Assumed health care cost trend rate:
   Initial rate                                                                           11%1         11.3%1         11.00%
   Ultimate rate                                                                         5.2%1          5.7%1          5.50%
   Declining period                                                                   11 YEARS       11 Years        4 Years
-----------------------------------------------------------------------------------------------------------------------------

----------

1 The 2004 initial rate was 11.0% for participants over 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.8 million, $5.5 million and $5.7 million for 2004, 2003 and 2002, respectively, including $0.5 million related to discontinued operations for 2002.

(16) RELATED PARTY TRANSACTIONS

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
(NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $194.6 million, $170.4 million and $135.6 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.75 billion and $5.22 billion as of December 31, 2004 and 2003, respectively. Total revenues from these contracts were $136.5 million, $138.9 million and $143.3 million for the years ended December 31, 2004, 2003 and 2002, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.9 million, $111.8 million and $114.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customers as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $14.06 billion and $12.80 billion, respectively. For the years ended December 31, 2004 and 2003, GGI paid the Company $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2004, 2003 and 2002 were $335.6 million, $286.7 million and $325.0 million, respectively, while benefits, claims and expenses ceded were $336.0 million, $247.5 million and $328.4 million, respectively.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $23.2 million, $24.8 million and $24.9 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $18.4 million, $17.5 million and $20.2 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004 and 2003, the Company had no borrowings from affiliated entities under such agreements. During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $227.7 million, $126.0 million and $224.9 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $498.4 million and $688.7 million as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the consolidated balance sheets. For each of the years in the three-year period ending December 31, 2004, the Company paid NCMC fees and totaling less than $0.1 million under this agreement.

The Company purchased fixed maturity securities available-for-sale from NFN totaling $829.9 million during the year ended December 31, 2004. NFN recorded gross realized gains of $23.4 million on these transactions.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2004, 2003 and 2002 were $63.1 million, $62.0 million and $50.3 million, respectively.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 12. Beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to NMIC were $37.4 million, $2.4 million and $71.0 million in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

On March 1, 2005, NLIC paid a $25.0 million dividend to NFS. In 2004 and 2003, NLIC paid dividends to NFS totaling $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.

In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI. Therefore, the results of operations of NSI have been reflected as discontinued operations for all periods presented. This was a related party transaction and thus was recorded at the $10.0 million carrying value of the underlying components of the transaction rather than at fair value. This amount represents a non-cash transaction that is not reflected in the consolidated statement of cash flows.

In December 2001, NLIC issued to NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued to NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued to NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $50.7 million, $47.1 million and $30.1 million in 2004, 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million, $0.1 million and $0.5 million in 2004, 2003 and 2002, respectively. As of December 31, 2004, there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(17) CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, NFS' ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of the Company's litigation matters.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously

On October 31, 2003, NLIC was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or Nationwide Life and Annuity Insurance Company (NLAIC) which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al
v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. The Company intends to defend this lawsuit vigorously.

(18) SECURITIZATION TRANSACTIONS

The Company has sold $469.3 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 4.60% to 5.25% over periods ending between 2002 and 2021 and as of December 31, 2004 held guarantee reserves totaling $4.7 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.27 billion. The Company does not anticipate making any payments related to the guarantees.

At the time of the sales, $5.1 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly, and the collateral is released when stabilized. During 2004 and 2003, $0.1 million and $3.1 million of stabilization collateral had been released into income, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) VARIABLE INTEREST ENTITIES

As of December 31, 2004, the Company had relationships with 14 VIEs where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 18). Effective January 1, 2004, the Company began applying the provisions of FIN 46R to these entities. FIN 46R did not require the restatement of any prior periods. As such, for periods subsequent to December 31, 2003, the results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities and related income in the accompanying consolidated financial statements.

The net assets of these VIEs totaled $366.4 million as of December 31, 2004. The most significant components of net assets were $32.1 million of mortgage loans on real estate, $401.2 million of other long-term investments, $35.6 million of other assets, $32.6 million of short-term debt, and $116.3 million of other liabilities. The total exposure to loss on these VIEs where the Company is the primary beneficiary was less than $0.1 million as of December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 8 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $36.3 million as of December 31, 2004.

(20) SEGMENT INFORMATION

Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. During the second quarter of 2004, the Company reorganized its segment reporting structure and now reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other. The Company has reclassified segment results for all prior periods presented to be consistent with the new reporting structure. The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles, if any, to exclude net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and realized gains and losses related to securitizations, if any.

The Individual Investments segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products, income products, and advisory services program revenues and expenses. This segment differs from the former Individual Annuity segment due to the addition of the advisory services program results. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Retirement Plans segment is comprised of the Company's private- and public-sector retirement plans business. This segment differs from the former Institutional Products segment because it no longer includes the results of the structured products and MTN businesses. The private sector includes IRC Section 401(k) business and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable annuities.

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products, traditional life insurance products and universal life insurance. This segment is unchanged from the former Life Insurance segment. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

The Corporate and Other segment includes certain structured products business, the MTN program, net investment income not allocated to product segments, periodic net coupon settlements on non-qualifying derivatives, unallocated expenses, interest expense on debt, revenue and expenses of the Company's non-insurance subsidiaries not reported in other segments, and realized gains and losses related to securitizations. This segment differs from the former Corporate segment as it now includes results from the structured products and MTN businesses, but no longer includes results from the advisory services program.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the Company's business segment operating results for the years ended December:

                                                        INDIVIDUAL      RETIREMENT       INDIVIDUAL
(in millions)                                          INVESTMENTS         PLANS         PROTECTION
========================================================================================================
2004
REVENUES:
   Net investment income                                     $ 824.8         $ 627.9          $ 327.2
   Other operating revenue                                     591.7           157.0            547.5
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,416.5           784.9            874.7
--------------------------------------------------------------------------------------------------------

Benefits and expenses:
   Interest credited to policyholder account values            573.5           435.5            181.5
   Amortization of DAC                                         276.1            39.6             94.4

   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 346.9           184.5            428.2
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,196.5           659.6            704.1
--------------------------------------------------------------------------------------------------------

Income from continuing operations before
  federal income tax expense                                   220.0           125.3            170.6
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 220.0         $ 125.3          $ 170.6
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $  52,642.5      $  29,668.7      $  12,932.4
========================================================================================================

2003
REVENUES:
   Net investment income                                     $ 807.9         $ 640.2          $ 324.3
   Other operating revenue                                     517.7           150.0            536.2
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,325.6           790.2            860.5
--------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values            602.5           443.2            185.6
   Amortization of DAC                                         228.4            45.6            101.9
   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 328.4           178.9            423.0
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,159.3           667.7            710.5
--------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                   166.3           122.5            150.0
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 166.3         $ 122.5          $ 150.0
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $     49,419.2   $     29,226.9   $     11,286.6
========================================================================================================

 CORPORATE
 AND OTHER                TOTAL
=================================

        $ 220.6        $ 2,000.5
           15.8          1,312.0

          (43.0)           (43.0)
---------------------------------
          193.4          3,269.5
---------------------------------

           86.7          1,277.2
              -            410.1
           59.3             59.3
           28.3            987.9
---------------------------------
          174.3          2,734.5
---------------------------------

           19.1            535.0
                  ===============

           43.0
------------------
 $         62.1
==================

---------------------------------
 $  10,714.3       $105,957.9
=================================

        $ 200.7        $ 1,973.1
           28.4          1,232.3

         (100.8)          (100.8)
---------------------------------
          128.3          3,104.6
---------------------------------

           77.9          1,309.2
              -            375.9
           48.4             48.4
            6.4            936.7
---------------------------------
          132.7          2,670.2
---------------------------------

           (4.4)         $ 434.4
                  ===============

          100.8
------------------
$          96.4
==================

---------------------------------
 $     10,695.0      $ 100,627.7
=================================

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

                                                       INDIVIDUAL       RETIREMENT      INDIVIDUAL        CORPORATE
(in millions)                                         INVESTMENTS         PLANS         PROTECTION        AND OTHER         TOTAL
====================================================================================================================================
====================================================================================================================================
2002
REVENUES:
   Net investment income                                   $ 668.5        $ 648.5         $ 328.6          $ 187.3        $ 1,832.9
   Other operating revenue                                   526.2          169.8           537.7             17.6          1,251.3
   Net realized losses on investments, hedging
     instruments and hedged items1                               -              -               -            (84.4)           (84.4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total revenues                                       1,194.7          818.3           866.3            120.5          2,999.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values          505.9          460.7           186.4             91.4          1,244.4
   Amortization of DAC                                       528.2           53.7            88.2                -            670.1
   Interest expense on debt                                      -              -               -             36.0             36.0
   Other benefits and expenses                               285.6          167.8           420.2              6.2            879.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                          1,319.7          682.2           694.8            133.6          2,830.3
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                (125.0)         136.1           171.5            (13.1)         $ 169.5
                                                                                                                     ===============
                                                                                                                     ===============
Net realized losses on investments, hedging
  instruments and hedged items1                                  -              -               -             84.4
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings (loss)                   $ (125.0)       $ 136.1         $ 171.5           $ 71.3
=====================================================================================================================
=====================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                 $ 40,994.0     $ 26,182.4       $ 9,704.2        $ 9,142.0       $ 86,022.6
====================================================================================================================================
====================================================================================================================================


----------

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

         PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

               (a)  Financial Statements:


                    Nationwide Variable Account-II:

                    Report of Independent Registered Public Accounting Firm.


                    Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2004.

                    Statements of Operations for the year ended December 31, 2004.

                    Statements of Changes in Contract Owners' Equity for the years ended December 31, 2004 and 2003.


                    Notes to Financial Statements.

                Nationwide Life Insurance Company and subsidiaries:

                    Report of Independent Registered Public Accounting Firm.

                    Consolidated Balance Sheets as of December 31, 2004 and 2003. Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

                    Consolidated Statements of Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002.

                    Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.


                    Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

          (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

          (2)  Not Applicable

          (3) Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (SEC File No. 2-75079) and hereby incorporated by reference.

          (4) The form of the variable annuity contract - Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

          (5) Variable Annuity Application - Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

          (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

          (7)  Not Applicable.

          (8)  Not Applicable.

          (9) Opinion of Counsel - Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

          (10) Not Applicable

          (11) Not Applicable

          (12) Not Applicable

 Item 25.         DIRECTORS AND OFFICERS OF THE DEPOSITOR

                  Arden L. Shisler, Chairman of the Board
                  W.G. Jurgensen, Director and Chief Executive Officer
                  Mark R. Thresher, President and Chief Operating Officer Patricia R. Hatler, Executive Vice President and Chief Legal
                        and Governance Officer
                  Terri L. Hill, Executive Vice President-Chief Administrative
                        Officer
                  Michael C. Keller, Executive Vice President-Chief Information
                        Officer
                  Kathleen D. Ricord, Executive Vice President-Chief Marketing
                        Officer
                  W. Kim Austen, Senior Vice President-Property and Casualty
                        Commercial/Farm Product Pricing
                  J. Stephen Baine, Senior Vice President-Corporate Strategy James R. Burke, Senior Vice President-P/C Strategic Planning
                        and Operations
                  David A. Diamond, Senior Vice President
                  Thomas W. Dietrich, Senior Vice President-Division General
                        Counsel
                  Dennis P. Drent, Senior Vice President-Internal Audits
                  Peter A. Golato, Senior Vice President-Individual Protection
                        Business Head
                  J. Lynn Greenstein, Senior Vice President-Property and
                         Casualty Personal Lines Product Pricing
                  Kelly A. Hamilton, Senior Vice President-PC Finance
                  David K. Hollingsworth, Senior Vice President-PCIO Brokerage
                        Operations & Sponsor Relations
                  David R. Jahn, Senior Vice President-Property and Casualty
                        Claims
                  Richard A. Karas, Senior Vice President-Non-Affiliated Sales
                  M. Eileen Kennedy, Senior Vice President-Chief Financial
                        Officer
                  Gale V. King, Senior Vice President-Property and Casualty
                        Human Resources
                  Srinivas Koushik, Senior Vice President-Chief Technology
                        Officer
                  Gregory S. Lashutka, Senior Vice President-Corporate Relations Katherine A. Mabe, Senior Vice President-Marketing, Strategy
                        and Urban Operations
                  Duane C. Meek, Senior Vice President-Group Business Head
                  Keith I. Millner, Senior Vice President-In Retirement
                        Business Head
                  Brian W. Nocco, Senior Vice President and Treasurer
                  R. Dennis Noice, Senior Vice President-NF Systems
                  Mark D. Phelan, Senior Vice President-Individual Investments
                        Business Head
                  Steven P. Rothman, Senior Vice President-IT Strategy and
                        Solutions Delivery
                  Gary I. Siroko, Senior Vice President-CIO Strategic
                        Investments
                  John S. Skubik, Senior Vice President-Consumer Finance
                  Gail G. Snyder, Senior Vice President-Enterprise Portfolio
                        & Strategy Management
                  Mark D. Torkos, Senior Vice President-Property and Casualty
                        Systems
                  Thomas E. Barnes, Vice President-Assistant to the CEO and
                        Secretary
                  Joseph A. Alutto, Director
                  James G. Brocksmith, Jr., Director
                  Keith W. Eckel, Director
                  Lydia M. Marshall, Director
                  Donald L. McWhorter, Director
                  Martha James Miller de Lombera, Director
                  David O. Miller, Director
                  James F. Patterson, Director
                  Gerald D. Prothro, Director
                  Alex Shumate, Director

                  The business address of the Directors and Officers of the
                 Depositor is:
                  One Nationwide Plaza, Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          **** Other subsidiaries



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                         United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 27.      NUMBER OF CONTRACT OWNERS


               The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 14, 2005 was 1,228 and 1,675 respectively.


Item 28.      INDEMNIFICATION

               Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.      PRINCIPAL UNDERWRITER

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account             Nationwide VL Separate Account-C
    Nationwide Variable Account             Nationwide VL Separate Account-D
    Nationwide Variable Account-II          Nationwide VL Separate Account-G
    Nationwide Variable Account-4           Nationwide VLI Separate Account-2
    Nationwide Variable Account-5           Nationwide VLI Separate Account-3
    Nationwide Variable Account-6           Nationwide VLI Separate Account-4
    Nationwide Variable Account-7           Nationwide VLI Separate Account-5
    Nationwide Variable Account-8           Nationwide VLI Separate Account-6
    Nationwide Variable Account-9           Nationwide VLI Separate Account-7
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

     Mark D. Phelan, Chairman of the Board
     Rhodes B. Baker, Director and President
     William G. Goslee, Jr., Senior Vice President
     M. Eileen Kennedy, Director and Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215

(c)

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

     NAME OF PRINCIPAL             NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
     UNDERWRITER                   DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                   COMMISSIONS               ANNUITIZATION


 ----------------------------- ------------------------- ----------------------- ----------------- -------------------

     Nationwide Investment         N/A                       N/A                     N/A               N/A
     Services Corporation

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS


              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215


Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-II:


We consent to the use of our reports for Nationwide Variable Account-II dated March 4, 2005 and for Nationwide Life Insurance Company and subsidiaries dated March 1, 2005, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-104510). Our report for Nationwide Life Insurance Company and subsidiaries refers to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts in 2004.






KPMG LLP

Columbus, Ohio
April 18, 2005

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 18th day of April, 2005.


                                                  NATIONWIDE VARIABLE ACCOUNT-II
                 ---------------------------------------------------------------
                                                           (Registrant)

                                               NATIONWIDE LIFE INSURANCE COMPANY
                 ---------------------------------------------------------------
                                                           (Depositor)


                                                         By /s/ JAMIE RUFF CASTO
                 ---------------------------------------------------------------
                                                                Jamie Ruff Casto


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 18th day of April, 2005.


W. G. JURGENSEN

-------------------------------------------------------------------------

W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER

-------------------------------------------------------------------------

Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO

-------------------------------------------------------------------------

Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.

-------------------------------------------------------------------------

James G. Brocksmith, Jr., Director

KEITH W. ECKEL

-------------------------------------------------------------------------

Keith W. Eckel, Director

LYDIA M. MARSHALL

-------------------------------------------------------------------------

Lydia M. Marshall, Director

DONALD L. MCWHORTER

-------------------------------------------------------------------------

Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA

-------------------------------------------------------------------------

Martha James Miller de Lombera, Director

DAVID O. MILLER

-------------------------------------------------------------------------

David O. Miller, Director

JAMES F. PATTERSON

-------------------------------------------------------------------------

James F. Patterson, Director

GERALD D. PROTHRO

-------------------------------------------------------------------------

Gerald D. Prothro, Director

ALEX SHUMATE

-------------------------------------------------------------------------

Alex Shumate, Director

                                                         By /s/ JAMIE RUFF CASTO

                          ------------------------------------------------------

                                                                Jamie Ruff Casto
                                                                Attorney-in-Fact